                            1999 SEMI-ANNUAL REPORT

                              FINANCIAL STATEMENTS

                                   MAS Funds

                                [MAS FUNDS LOGO]

MAS Funds is pleased to present the Semi-Annual Report for the Portfolios as of March 31, 1999. Please call your Miller Anderson & Sherrerd service contact at 800-354-8185 with any questions regarding these Financial Statements.

TABLE OF CONTENTS

MAS Overview and Statement of Net Assets
   Value Portfolio..........................    1
   Equity Portfolio.........................    4
   Small Cap Value Portfolio................    7
   Mid Cap Growth Portfolio.................   11
   Mid Cap Value Portfolio..................   14
   Small Cap Growth Portfolio...............   18
   Fixed Income Portfolio...................   21
   Domestic Fixed Income Portfolio..........   31
   High Yield Portfolio.....................   39
   Cash Reserves Portfolio..................   46
   Fixed Income Portfolio II................   49
   Mortgage-Backed Securities Portfolio.....   57
   Limited Duration Portfolio...............   59
   Special Purpose Fixed Income Portfolio...   65
   Municipal Portfolio......................   73
   Global Fixed Income Portfolio............   80
   International Fixed Income Portfolio.....   84
   Intermediate Duration Portfolio..........   87
   Multi-Market Fixed Income Portfolio......   95
   Balanced Portfolio.......................  103
   Multi-Asset-Class Portfolio..............  113
Statement of Operations.....................  126
Statement of Changes in Net Assets..........  131
Financial Highlights........................  138
Notes to Financial Statements...............  154

THIS SEMI-ANNUAL REPORT CONTAINS CERTAIN INVESTMENT RETURN INFORMATION. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH EITHER MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

VALUE
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Value Portfolio combines Miller Anderson & Sherrerd's disciplined valuation process with the judgment gained through considerable experience in low P/E investing, emphasizing large capitalization stocks from all market sectors. MAS considers a company's intrinsic worth, projected earnings and other measures to help determine if its current price makes it a strong candidate for value investing. MAS also employs a formal sell discipline. Individual positions are sold when price appreciation or earnings-per-share deterioration raises the current P/E ratio.

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/99*

                                     MAS VALUE
                      ---------------------------------------
                      INSTITUTIONAL#   INVESTMENT<   ADVISER@   S&P 500 INDEX
                      -------------------------------------------------------
SIX MONTHS                 11.78%         11.66%       11.64%       27.34%
ONE YEAR                  (12.87)        (13.02)      (13.10)       18.45
FIVE YEARS                 17.01          16.89        16.85        26.24
TEN YEARS                  15.15          15.09        15.07        18.97

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

# Represents an investment in the Institutional Class.

< Represents an investment in the Investment Class which commenced operations
5/6/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

@ Represents an investment in the Adviser Class which commenced operations 7/17/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

Total returns for the Investment Class of the Portfolio reflect expenses reimbursed by the Adviser for certain periods. Without such reimbursements, total returns would have been lower.

* Total returns are compared to the S&P 500 Index, an unmanaged market index. Returns for periods less than one year are cumulative.


STATEMENT OF NET ASSETS
COMMON STOCKS (96.9%)

-----------------------------------------------------
                                             VALUE
        MARCH 31, 1999           SHARES      (000)!
-----------------------------------------------------
BANKS (14.9%)
Bank One Corp.                    528,500  $   29,101
BankAmerica Corp.                 493,300      34,839
BankBoston Corp.                  290,700      12,591
Chase Manhattan Corp.             737,607      59,977
First Union Corp.                 340,413      18,191
PNC Bank Corp.                    692,200      38,460
Republic New York Corp.           195,902       9,036
UnionBanCal Corp.                 539,100      18,363
Washington Mutual, Inc.         1,006,300      41,133
-----------------------------------------------------
GROUP TOTAL                                   261,691
-----------------------------------------------------
BASIC RESOURCES (6.8%)
Air Products & Chemicals, Inc.    409,600      14,029
IMC Global, Inc.                  957,994      19,579
Lubrizol Corp.                  1,261,700      28,388
Morton International, Inc.        276,900      10,176
Rohm & Haas Co.                   581,468      19,515
Ryerson Tull, Inc.                706,500      10,377
Westvaco Corp.                    258,520       5,429
* W.R. Grace & Co.                883,300      10,710
-----------------------------------------------------
GROUP TOTAL                                   118,203
-----------------------------------------------------
CONSUMER DURABLES (13.7%)
Dana Corp.                        667,851      25,378
Eastman Kodak Co.                 274,600      17,540
Ford Motor Co.                    745,130      42,286
General Motors Corp.              936,509      81,359
Goodyear Tire & Rubber Co.        586,813      29,231
Navistar International Corp.      385,000      15,472
Owens Corning                     868,541      27,630
-----------------------------------------------------
GROUP TOTAL                                   238,896
-----------------------------------------------------
CONSUMER SERVICES (1.4%)
Service Corp. International     1,221,100      17,401
Standard Register Co.             229,211       6,805
-----------------------------------------------------
GROUP TOTAL                                    24,206
-----------------------------------------------------
ENERGY (3.1%)
Coastal Corp.                     165,000       5,445
* Nabors Industries, Inc.       1,144,500      20,816
Tosco Corp.                       385,400       9,563
Ultramar Diamond Shamrock
  Corp.                           869,690      18,807
-----------------------------------------------------
GROUP TOTAL                                    54,631
-----------------------------------------------------
FOOD & TOBACCO (3.6%)
IBP, Inc.                         528,103       9,836
Philip Morris Cos., Inc.          443,305      15,599

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

VALUE
PORTFOLIO (UNAUDITED)

                                             VALUE
(CONT'D)                         SHARES      (000)!
-----------------------------------------------------
RJR Nabisco Holdings Corp.        798,890  $   19,972
Universal Foods Corp.             890,894      18,375
-----------------------------------------------------
GROUP TOTAL                                    63,782
-----------------------------------------------------
HEALTH CARE (10.8%)
Beckman Coulter, Inc.             430,199      18,929
CIGNA Corp.                       432,400      36,240
Columbia/HCA Healthcare Corp.     753,761      14,274
* Foundation Health Systems,
  Inc., Class A                 1,465,884      17,865
* HEALTHSOUTH Corp.             2,792,300      28,970
* Humana, Inc.                    958,700      16,538
* Tenet Healthcare Corp.        1,354,900      25,658
United HealthCare Corp.           597,300      31,433
-----------------------------------------------------
GROUP TOTAL                                   189,907
-----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (12.8%)
* AMR Corp.                       371,380      21,749
Burlington Northern Santa Fe,
  Inc.                            275,300       9,050
Case Corp.                        866,326      21,983
CNF Transportation, Inc.           74,600       2,821
++ Cummins Engine Co., Inc.       861,086      30,622
Delta Air Lines, Inc.             423,400      29,426
Eaton Corp.                       136,702       9,774
* FMC Corp.                       274,165      13,537
Harnischfeger Industries, Inc.    976,701       5,555
Kennametal, Inc.                  430,472       7,533
Olsten Corp.                    1,229,360       7,607
Parker Hannifin Corp.             692,237      23,709
Ryder Systems, Inc.                90,900       2,511
Tecumseh Products Co., Class A    482,276      24,566
TRW, Inc.                         317,618      14,452
-----------------------------------------------------
GROUP TOTAL                                   224,895
-----------------------------------------------------
INSURANCE (7.5%)
Allstate Corp.                    731,840      27,124
American General Corp.            210,455      14,837
Everest Reinsurance Holdings,
  Inc.                            538,191      16,785
Hartford Financial Services
  Group, Inc.                     433,206      24,612
Old Republic International
  Corp.                           720,700      13,153
ReliaStar Financial Corp.         448,931      19,136
Transatlantic Holdings, Inc.      202,858      15,214
-----------------------------------------------------
GROUP TOTAL                                   130,861
-----------------------------------------------------
RETAIL (7.5%)
Dillard's, Inc., Class A          559,909      14,208
Liz Claiborne, Inc.               983,100      32,074

                                             VALUE
                                 SHARES      (000)!
-----------------------------------------------------
Sears, Roebuck & Co.              446,400  $   20,172
Springs Industries, Inc.,
  Class A                         327,618       8,866
* Toys 'R' Us, Inc.             1,189,951      22,386
V.F. Corp.                        711,106      33,555
-----------------------------------------------------
GROUP TOTAL                                   131,261
-----------------------------------------------------
TECHNOLOGY (7.9%)
* Arrow Electronics, Inc.         804,000      12,060
Avnet, Inc.                       364,900      13,364
First Data Corp.                1,016,500      43,455
International Business
  Machines Corp.                  283,244      50,205
Tektronix, Inc.                   759,517      19,178
-----------------------------------------------------
GROUP TOTAL                                   138,262
-----------------------------------------------------
UTILITIES (6.9%)
Bell Atlantic Corp.               538,900      27,854
Cinergy Corp.                     225,207       6,193
DTE Energy Co.                    361,340      13,889
Duke Energy Corp.                 187,122      10,222
Entergy Corp.                     371,345      10,212
GPU, Inc.                         313,204      11,686
PECO Energy Co.                   234,000      10,823
Southern Co.                      481,600      11,227
U.S. West, Inc.                   325,600      17,928
-----------------------------------------------------
GROUP TOTAL                                   120,034
-----------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,693,674)       1,696,629
-----------------------------------------------------
STRUCTURED INVESTMENT (2.3%)-SEE NOTE A7
-----------------------------------------------------
                                     FACE
                                   AMOUNT
                                    (000)
                                 --------
(b)Merrill Lynch & Co., Inc.
  Single Stock Linked Note,
  3.00% plus dividends on Case
  Corp. stock, 8/13/99 (Cost
  $51,118)                      $   1,610      40,854
-----------------------------------------------------
CASH EQUIVALENTS (6.6%)
-----------------------------------------------------
Short-term Investments Held as
  Collateral for Loaned
  Securities (6.0%)               105,659     105,659
-----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                  FACE
                                 AMOUNT      VALUE
                                  (000)      (000)!
-----------------------------------------------------
REPURCHASE AGREEMENT (0.6%)
Chase Securities, Inc. 4.80%,
  dated 3/31/99, due 4/1/99,
  to be repurchased at $9,483,
  collateralized by various
  U.S. Government Obligations,
  due 4/1/99-2/28/01, valued
  at $9,567                     $   9,482  $    9,482
-----------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $115,141)        115,141
-----------------------------------------------------
TOTAL INVESTMENTS (105.8%) (Cost
  $1,859,933)                               1,852,624
-----------------------------------------------------
OTHER ASSETS AND LIABILITIES (-5.8%)
Dividends Receivable                            2,522
Interest Receivable                               802
Receivable for Investments Sold                53,676
Receivable for Fund Shares Sold                 1,781
Receivable for Daily Variation on Futures
  Contracts                                     1,652
Other Assets                                      143
Payable to Custodian                             (368)
Payable for Investments Purchased              (3,464)
Payable for Fund Shares Redeemed              (49,650)
Payable for Investment Advisory Fees           (2,623)
Payable for Administrative Fees                  (129)
Payable for Trustees' Deferred
  Compensation Plan-Note F                       (143)
Payable for Distribution Fees-Adviser
  Class                                           (61)
Payable for Shareholder Servicing
  Fees-Investment Class                            (2)
Collateral on Securities Loaned, at Value    (105,659)
Other Liabilities                                 (62)
                                           ----------
                                             (101,585)
-----------------------------------------------------
NET ASSETS (100%)                          $1,751,039
-----------------------------------------------------

                                             VALUE
                                             (000)!
-----------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 102,642,380 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)  $1,458,126
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    14.21
-----------------------------------------------------
INVESTMENT CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 931,303 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)  $   13,217
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    14.19
-----------------------------------------------------
ADVISER CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 19,727,693 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)  $  279,696
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    14.18
-----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                            $1,691,896
Undistributed Net Investment Income
  (Loss)                                       17,426
Undistributed Realized Net Gain (Loss)         48,032
Unrealized Appreciation (Depreciation)
  on:
  Investment Securities                        (7,309)
  Futures                                         994
-----------------------------------------------------
NET ASSETS                                 $1,751,039
-----------------------------------------------------

!    See Note A1 to Financial Statements.
++   A portion of these securities was pledged to cover
       margin requirements for futures contracts.
*    Non-income producing security
(b)  Security is linked to the performance of the common
       stock of Case Corp.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

EQUITY
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Equity Portfolio is Miller Anderson & Sherrerd's core-strategy common stock fund, investing mostly in stocks of large companies. MAS employs strategic economic and market analyses and disciplined valuation methodologies to identify the best individual stocks. Strategic over- and under-weightings are managed to maintain a portfolio that is well diversified among industry sectors.

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/99*

                                     MAS EQUITY
                       ---------------------------------------
                       INSTITUTIONAL#   INVESTMENT<   ADVISER@   S&P 500 INDEX
                       -------------------------------------------------------
SIX MONTHS                 29.92%          29.81%      29.75%        27.34%
ONE YEAR                   12.66           12.50       12.40         18.45
FIVE YEARS                 21.87           21.74       21.80         26.24
TEN YEARS                  17.43           17.37       17.39         18.97

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

# Represents an investment in the Institutional Class.

< Represents an investment in the Investment Class which commenced operations
4/10/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

@ Represents an investment in the Adviser Class which commenced operations 1/16/98. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class. It is expected that, over time, returns for the Adviser Class will be lower than for the other classes due to the higher expenses charged.

Total returns for the Investment Class of the Portfolio reflect expenses reimbursed by the Adviser for certain periods. Without such reimbursements, total returns would have been lower.

* Total returns are compared to the S&P 500 Index, an unmanaged market index. Returns for periods less than one year are cumulative.


STATEMENT OF NET ASSETS
COMMON STOCKS (98.7%)

----------------------------------------------------
                                             VALUE
         MARCH 31, 1999            SHARES    (000)!
----------------------------------------------------
BANKS (6.0%)
Bank One Corp.                     231,600  $ 12,752
BankAmerica Corp.                  197,500    13,948
BankBoston Corp.                   133,800     5,795
Citigroup, Inc.                    150,650     9,623
Wells Fargo Co.                    252,500     8,853
----------------------------------------------------
GROUP TOTAL                                   50,971
----------------------------------------------------
BASIC RESOURCES (3.5%)
Air Products & Chemicals, Inc.     191,400     6,556
Engelhard Corp.                    250,400     4,241
Morton International, Inc.         119,200     4,381
Rohm & Haas Co.                    210,600     7,068
Solutia, Inc.                      161,100     2,799
* W.R. Grace & Co.                 388,100     4,706
----------------------------------------------------
GROUP TOTAL                                   29,751
----------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (3.3%)
Anheuser-Busch Cos., Inc.          123,900     9,440
Coca-Cola Co.                      122,400     7,512
Gillette Co.                        87,700     5,213
PepsiCo, Inc.                      150,300     5,890
----------------------------------------------------
GROUP TOTAL                                   28,055
----------------------------------------------------
CONSUMER DURABLES (5.1%)
Dana Corp.                         112,500     4,275
Ford Motor Co.                     196,200    11,134
General Motors Corp.               162,817    14,145
Owens Corning                      408,400    12,992
----------------------------------------------------
GROUP TOTAL                                   42,546
----------------------------------------------------
CONSUMER SERVICES (5.5%)
* AT&T Corp.-Liberty Media
  Group, Class A                   168,125     8,847
* Clear Channel Communications,
  Inc.                             126,200     8,463
* Fox Entertainment Group, Inc.,
  Class A                          232,400     6,304
* Infinity Broadcasting Corp.,
  Class A                          245,600     6,324
News Corp., Ltd. ADR               260,900     7,175
Time Warner, Inc.                  122,900     8,734
----------------------------------------------------
GROUP TOTAL                                   45,847
----------------------------------------------------
CREDIT & FINANCE/
  INVESTMENT COMPANIES (2.2%)
Ambac Financial Group, Inc.        149,700     8,084
Household International, Inc.      224,100    10,225
----------------------------------------------------
GROUP TOTAL                                   18,309
----------------------------------------------------
ENERGY (7.4%)
Atlantic Richfield Co.              70,400     5,139
Chevron Corp.                       39,000     3,449

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                             VALUE
                                   SHARES    (000)!
----------------------------------------------------
Coastal Corp.                      321,100  $ 10,596
Elf Aquitaine S.A., ADR             50,900     3,426
Halliburton Co.                     61,700     2,376
Royal Dutch Petroleum Co.          342,900    17,831
Texaco, Inc.                        85,000     4,824
Tosco Corp.                        170,400     4,228
Total S.A. ADR                     165,300    10,083
----------------------------------------------------
GROUP TOTAL                                   61,952
----------------------------------------------------
FOOD, TOBACCO & OTHER (1.7%)
General Mills, Inc.                 80,500     6,083
RJR Nabisco Holdings Corp.         312,380     7,809
----------------------------------------------------
GROUP TOTAL                                   13,892
----------------------------------------------------
HEALTH CARE (9.0%)
Abbott Laboratories                132,500     6,203
Aetna, Inc.                        156,000    12,948
Baxter International, Inc.         123,500     8,151
Bristol-Myers Squibb Co.           143,244     9,212
Eli Lilly & Co.                     73,400     6,230
* Health Management Associates,
  Inc., Class A                    244,525     2,980
* Lincare Holdings, Inc.           176,700     4,970
Merck & Co., Inc.                  162,400    13,022
Mylan Laboratories, Inc.           142,900     3,921
Pfizer, Inc.                        54,900     7,617
----------------------------------------------------
GROUP TOTAL                                   75,254
----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (7.4%)
Aeroquip-Vickers, Inc.             101,100     5,794
* Allied Waste Industries, Inc.    259,000     3,739
* AMR Corp.                         46,700     2,735
Burlington Northern Santa Fe,
  Inc.                             102,600     3,373
Case Corp.                         115,800     2,938
Cummins Engine Co., Inc.           193,200     6,871
* FMC Corp.                         14,000       691
Kennametal, Inc.                        61         1
* Loral Space & Communications
  Ltd.                             275,700     3,980
Parker-Hannifin Corp.              219,400     7,515
Ryder Systems, Inc.                 78,000     2,155
Tenneco, Inc.                       21,600       604
* United Rentals, Inc.             141,400     4,030
Waste Management, Inc.             243,927    10,824
York International Corp.           210,400     7,430
----------------------------------------------------
GROUP TOTAL                                   62,680
----------------------------------------------------
INSURANCE (9.3%)
Ace Ltd.                           299,500     9,341
Allstate Corp.                     293,362    10,873
Aon Corp.                           37,600     2,378
Conseco, Inc.                      144,420     4,459

                                             VALUE
                                   SHARES    (000)!
----------------------------------------------------
Everest Reinsurance Holdings,
  Inc.                             137,900  $  4,301
MBIA, Inc.                         195,100    11,316
ReliaStar Financial Corp.               75         3
Travelers Property Casualty
  Corp., Class A                   383,100    13,696
UNUM Corp.                         237,000    11,272
XL Capital Ltd., Class A           174,800    10,619
----------------------------------------------------
GROUP TOTAL                                   78,258
----------------------------------------------------
RETAIL (5.5%)
Circuit City Stores, Inc.           85,800     6,574
* Consolidated Stores Corp.         44,500     1,349
CVS Corp.                          177,500     8,431
Dayton-Hudson Corp.                 92,300     6,150
Tandy Corp.                        167,900    10,714
Wal-Mart Stores, Inc.              145,800    13,441
----------------------------------------------------
GROUP TOTAL                                   46,659
----------------------------------------------------
TECHNOLOGY (20.1%)
America Online, Inc.               103,600    15,126
* At Home Corp., Series A           47,700     7,513
* Cisco Systems, Inc.              153,050    16,769
Compaq Computer Corp.              100,700     3,191
* Dell Computer Corp.               83,000     3,393
* Excite, Inc.                      20,200     2,828
* General Instrument Corp.         162,400     4,923
Hewlett Packard Co.                 58,100     3,940
* Inktomi Corp.                      1,100        94
Intel Corp.                         94,700    11,281
International Business Machines
  Corp.                             53,700     9,518
* Microsoft Corp.                  531,100    47,600
Motorola, Inc.                     147,100    10,775
Northern Telecom Ltd.              115,900     7,200
* Qualcomm, Inc.                    87,300    10,858
* Tellabs, Inc.                     91,900     8,983
* Unisys Corp.                     185,000     5,122
----------------------------------------------------
GROUP TOTAL                                  169,114
----------------------------------------------------
UTILITIES (12.7%)
* Airtouch Communications, Inc.    101,000     9,759
Ameritech Corp.                    138,700     8,027
AT&T Corp.                         197,843    15,790
Carolina Power & Light Co.         103,500     3,913
Columbia Energy Group               85,550     4,470
Energy East Corp.                   76,400     4,016
* MCI WorldCom, Inc.               402,017    35,604
PECO Energy Co.                    107,600     4,976
SBC Communications, Inc.           159,400     7,512
Southern Co.                        46,400     1,082

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

EQUITY
PORTFOLIO (UNAUDITED)

                                             VALUE
(CONT'D)                           SHARES    (000)!
----------------------------------------------------
Sprint Corp.                        98,100  $  9,626
* Sprint Corp. (PCS Group)          49,100     2,176
----------------------------------------------------
GROUP TOTAL                                  106,951
----------------------------------------------------
TOTAL COMMON STOCKS (Cost $649,215)          830,239
----------------------------------------------------
STRUCTURED INVESTMENT (0.9%)-SEE NOTE A7
----------------------------------------------------

                                      FACE
                                    AMOUNT
                                     (000)
                                  --------
(b) Merrill Lynch & Co., Inc.
  Single Stock Linked Note,
  3.00% plus dividends on Case
  Corp. stock, 8/13/99 (Cost
  $9,366)                         $    295     7,486
----------------------------------------------------
CASH EQUIVALENT (7.4%)
----------------------------------------------------
Short-term Investments Held as
  Collateral for Loaned
  Securities (7.4%) (Cost
  $62,008)                          62,008    62,008
----------------------------------------------------
TOTAL INVESTMENTS (107.0%) (Cost $720,589)   899,733
----------------------------------------------------
OTHER ASSETS AND LIABILITIES (-7.0%)
Dividends Receivable                             869
Interest Receivable                              146
Receivable for Investments Sold               30,348
Receivable for Fund Shares Sold                   39
Other Assets                                      72
Payable for Investments Purchased            (15,955)
Payable for Fund Shares Redeemed              (1,985)
Payable for Investment Advisory Fees          (1,091)
Payable for Administrative Fees                  (58)
Payable for Trustees' Deferred
  Compensation Plan-Note F                       (71)
Payable to Custodian                          (9,027)
Collateral on Securities Loaned, at Value    (62,008)
Other Liabilities                                (38)
                                            --------
                                             (58,759)
----------------------------------------------------
NET ASSETS (100%)                           $840,974
----------------------------------------------------

                                             VALUE
                                             (000)!
----------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------
NET ASSETS
Applicable to 42,271,910 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)              $838,840
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $  19.84
----------------------------------------------------
INVESTMENT CLASS
----------------------------------------------------
NET ASSETS
Applicable to 53,009 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)              $  1,051
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $  19.83
----------------------------------------------------
ADVISER CLASS
----------------------------------------------------
NET ASSETS
Applicable to 54,618 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)              $  1,083
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $  19.83
----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                             $569,208
Undistributed Net Investment Income (Loss)     1,241
Undistributed Realized Net Gain (Loss)        91,381
Unrealized Appreciation (Depreciation) on
  Investment Securities                      179,144
----------------------------------------------------
NET ASSETS                                  $840,974
----------------------------------------------------

!    See Note A1 to Financial Statements.
*    Non-income producing security
ADR  American Depositary Receipt
(b)  Security is linked to the performance of the common
       stock of Case Corp.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SMALL CAP VALUE
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Small Cap Value Portfolio applies Miller Anderson & Sherrerd's value investing to small-and medium-sized companies, combining MAS's disciplined valuation process with the judgment gained through considerable experience in low P/E investing. The Portfolio keeps sector weights within 5% of the sector weights of the Russell 2000 Index, with strategic over- and under-weightings assigned to different economic sectors and industries.

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/99*

                         MAS SMALL CAP VALUE
                      -------------------------   RUSSELL 2000
                      INSTITUTIONAL#   ADVISER@      INDEX
                      ----------------------------------------
SIX MONTHS                 11.13%        11.07%       10.00%
ONE YEAR                  (13.78)       (13.84)      (16.26)
FIVE YEARS                 15.88         15.86        11.22
TEN YEARS                  16.45         16.45        11.46

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results. Small-capitalization stock prices have experienced a greater degree of market volatility than those of large-capitalization companies.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

# Represents an investment in the Institutional Class.

@ Represents an investment in the Adviser Class which commenced operations 1/22/99. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

* Total returns are compared to the Russell 2000 Index, an unmanaged market index. Returns for periods less than one year are cumulative.


STATEMENT OF NET ASSETS
COMMON STOCKS (92.4%)

----------------------------------------------------
                                             VALUE
        MARCH 31, 1999            SHARES     (000)!
----------------------------------------------------
BANKS (6.1%)
Bank United Corp., Class A         141,700  $  5,792
Banknorth Group, Inc.               99,100     2,800
Cullen/Frost Bankers, Inc.          24,100     1,155
First Tennessee National Corp.     152,400     5,582
Greenpoint Financial Corp.         119,700     4,160
HUBCO, Inc.                        166,500     5,588
Investors Financial Services
  Corp.                            106,600     3,065
MECH Financial, Inc.                76,600     2,422
Mercantile Bankshares Corp.        157,516     5,828
North Fork Bancorp, Inc.           237,200     5,011
Prime Bancshares, Inc.             104,100     1,477
Reliance Bancorp, Inc.              74,100     2,130
TCF Financial Corp.                 88,000     2,288
Trustco Bank Corp.                  56,728     1,418
Webster Financial Corp.             27,296       788
----------------------------------------------------
GROUP TOTAL                                   49,504
----------------------------------------------------
BASIC RESOURCES (5.1%)
A. Schulman, Inc., Class A         104,800     1,428
Agnico-Eagle Mines Ltd.            944,200     4,957
Ashanti Goldfields Co., Ltd.       416,000     3,640
* Bethlehem Steel Corp.            288,800     2,383
Boise Cascade Corp.                118,800     3,831
Equitable Resources, Inc.           66,700     1,738
* Gaylord Container Corp.,
  Class A                          722,600     5,420
Inco, Ltd.                         354,800     4,723
Lubrizol Corp.                     137,400     3,092
P.H. Glatfelter Co.                 72,200       808
* Stillwater Mining Co.            209,550     5,527
* Tetra Technologies, Inc.         229,500     1,549
* W.R. Grace & Co.                 201,600     2,444
----------------------------------------------------
GROUP TOTAL                                   41,540
----------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (1.4%)
* Blyth Industries, Inc.           308,650     7,292
* Suiza Foods Corp.                122,800     4,137
----------------------------------------------------
GROUP TOTAL                                   11,429
----------------------------------------------------
CONSUMER DURABLES (2.9%)
D.R. Horton, Inc.                  122,300     2,048
* Dura Automotive Systems, Inc.     72,490     2,048
* Hawaii Land & Farming Co.,
  Inc.                             121,300        45
* Navistar International Corp.     303,900    12,213
Southdown, Inc.                     74,000     3,973
* Tower Automotive, Inc.           173,200     3,226
----------------------------------------------------
GROUP TOTAL                                   23,553
----------------------------------------------------
CONSUMER SERVICES (6.3%)
* ACNielsen Corp.                  173,500     4,706
* Action Performance Cos., Inc.     53,800     1,621
* Bally Total Fitness Holding
  Corp.                            640,400    15,290

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SMALL CAP VALUE
PORTFOLIO (UNAUDITED)

                                             VALUE
(CONT'D)                          SHARES     (000)!
----------------------------------------------------
* Corinthian Colleges, Inc.         38,100  $    838
FelCor Lodging Trust, Inc.          90,300     2,094
* MarketWatch.com, Inc.             15,700     1,160
* RoweCom, Inc.                     52,100     2,273
* TV Guide, Inc.                   146,600     5,406
* USWeb Corp.                       68,700     2,834
* Valassis Communications, Inc.    166,100     8,596
* World Color Press, Inc.           94,800     2,014
* Ziff-Davis, Inc.                 219,500     4,719
----------------------------------------------------
GROUP TOTAL                                   51,551
----------------------------------------------------
CREDIT & FINANCE/
  INVESTMENT COMPANIES (3.6%)
* Affiliated Managers Group,
  Inc.                              44,000     1,144
CMAC Investment Corp.               34,200     1,334
* E*TRADE Group, Inc.               81,900     4,776
Eaton Vance Corp.                  152,400     3,067
* Gabelli Asset Management,
  Inc., Class A                     93,100     1,449
Heller Financial, Inc.             305,300     7,174
* Knight/Trimark Group, Inc.       160,200    10,733
----------------------------------------------------
GROUP TOTAL                                   29,677
----------------------------------------------------
ENERGY (8.3%)
Apache Corp.                       136,000     3,544
* BJ Services Co.                   95,100     2,229
Energen Corp.                      147,200     2,199
ENSCO International, Inc.          286,400     3,813
* Global Industries Ltd.           444,900     4,505
* Global Marine, Inc.              413,900     4,863
* Nabors Industries, Inc.          515,000     9,366
* National-Oilwell, Inc.           136,800     1,582
* Noble Drilling Corp.             445,700     7,716
* Ocean Energy, Inc.               725,164     4,940
* Stolt Comex Seaway, S.A.         106,400     1,024
Transocean Offshore, Inc.          107,000     3,083
Ultramar Diamond Shamrock Corp.    324,600     7,019
Union Pacific Resources Group,
  Inc.                             221,200     2,627
Valero Energy Corp.                231,300     5,754
* Veritas DGC, Inc.                226,900     3,219
----------------------------------------------------
GROUP TOTAL                                   67,483
----------------------------------------------------
FOOD, TOBACCO & OTHER (2.9%)
* 800-JR Cigar, Inc.               212,000     1,643
Earthgrains Co.                     73,600     1,633
* Fresh Del Monte Produce, Inc.    565,300    10,493
* General Cigar Holdings, Inc.     374,400     3,487
Michael Foods, Inc.                 91,200     1,739
* NBTY, Inc.                       505,700     2,465
* Omega Protein Corp.              328,400     2,094
Standard Commercial Corp.           75,000       356
----------------------------------------------------
GROUP TOTAL                                   23,910
----------------------------------------------------
HEALTH CARE (10.7%)
Alpharma, Inc., Class A            123,600     4,851
* AmeriSource Health Corp.,
  Class A                          168,600     5,764

                                             VALUE
                                  SHARES     (000)!
----------------------------------------------------
* Barr Laboratories, Inc.           46,800  $  1,427
* Coulter Pharmaceutical, Inc.     109,100     2,373
* Coventry Health Care, Inc.       152,500     1,144
* Cytyc Corp.                      191,100     2,651
* Express Scripts, Inc., Class
  A                                 19,200     1,650
* Gilead Sciences, Inc.              9,200       419
* Guilford Pharmaceuticals,
  Inc.                             361,700     4,114
* Health Management Associates,
  Inc., Class A                     48,800       595
Henry Schein, Inc.                 148,600     3,752
ICN Pharmaceuticals, Inc.          237,300     5,977
* King Pharmaceuticals, Inc.       159,500     4,426
* MedImmune, Inc.                   26,700     1,580
* Oxford Health Plans, Inc.        149,900     2,342
* Priority Healthcare Corp.,
  Class B                           67,000     3,032
* QuardaMed Corp.                  423,900     3,232
* STERIS Corp.                     440,000    11,715
* Sybron International Corp.       264,200     6,605
Teva Pharmaceutical Industries
  Ltd. ADR                          98,100     4,654
* Trigon Healthcare, Inc.          112,600     3,856
* U.S. Bioscience, Inc.            313,800     3,413
* Universal Health Services,
  Inc., Class B                    104,600     4,524
* Varian, Inc.                      64,200     2,488
----------------------------------------------------
GROUP TOTAL                                   86,584
----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (11.1%)
AAR Corp.                          194,400     3,463
* Alliant Techsystems, Inc.         27,600     2,144
* Atlantic Coast Airlines
  Holdings, Inc.                    80,700     2,270
* Atlas Air, Inc.                  296,900     8,554
* Aviation Sales Co.                66,700     2,968
* BE Aerospace, Inc.               158,900     2,344
Case Corp.                          86,100     2,185
Cummins Engine Co., Inc.           107,400     3,819
* Data Processing Resources
  Corp.                            198,200     2,713
Flowserve Corp.                    388,900     6,052
Greenbrier Cos., Inc.              104,100       989
* Hanover Compressor Co.            75,800     2,009
* Insurance Auto Auctions, Inc.    201,500     2,443
* Johnstown America Industries,
  Inc.                             107,800     1,604
Kaydon Corp.                        54,300     1,571
Knightsbridge Tankers Ltd.         104,700     1,806
Manitowoc Co.                       45,200     1,893
Martin Marietta Materials, Inc.     12,200       696
* Midway Airlines Corp.             20,000       235
New Holland N.V.                   218,200     2,237
* Orckit Communications Ltd.        19,700       410
* Pinnacle Holdings, Inc.           53,000       802
* Republic Services, Inc.,
  Class A                          266,600     4,316
* Safety-Kleen Corp.               304,150     4,030
Skywest, Inc.                      136,000     3,927
* Swift Transportation Co.,
  Inc.                              70,500     1,802
Tecumseh Products Co., Class A      40,900     2,083
Teekay Shipping Corp.              149,000     2,459
* TMP Worldwide, Inc.               88,600     5,742
Tranz Rail Holdings Ltd. ADR       161,500       989

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                             VALUE
                                  SHARES     (000)!
----------------------------------------------------
* Triumph Group, Inc.               78,500  $  1,845
Wabash National Corp.              482,500     5,609
Werner Enterprises, Inc.           287,125     4,522
----------------------------------------------------
GROUP TOTAL                                   90,531
----------------------------------------------------
INSURANCE (2.5%)
Allmerica Financial Corp.          149,400     8,226
Everest Reinsurance Holdings,
  Inc.                             183,400     5,720
FBL Financial Group, Inc.,
  Class A                          104,200     1,850
Fremont General Corp.              104,700     1,996
Presidential Life Corp.            100,700     1,806
* Scottish Annuity & Life
  Holdings, Ltd.                    57,600       562
----------------------------------------------------
GROUP TOTAL                                   20,160
----------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (4.5%)
AMB Property Corp.                 184,100     3,820
Arden Realty, Inc.                 106,500     2,370
Camden Property Trust              100,800     2,495
CarrAmerica Realty Corp.            64,000     1,412
Chateau Communities, Inc.           78,308     2,153
Cousins Properties, Inc.            42,000     1,215
Crescent Real Estate Equities
  Co.                              124,500     2,677
Duke Realty Investments, Inc.      181,751     3,908
General Growth Properties, Inc.     10,800       350
Health Care REIT, Inc.             206,266     4,435
Healthcare Realty Trust, Inc.       59,900     1,138
Home Properties of N.Y., Inc.      102,865     2,379
HRPT Properties Trust               95,000     1,283
New Plan Excel Realty Trust        117,120     2,247
Newhall Land & Farming Co.          33,300       795
Post Properties, Inc.              110,700     3,985
----------------------------------------------------
GROUP TOTAL                                   36,662
----------------------------------------------------
RETAIL (5.4%)
* Ames Department Stores, Inc.     110,100     4,088
* AnnTaylor Stores Corp.            67,600     2,987
* BJ's Wholesale Club, Inc.         78,000     2,062
Bob Evans Farms, Inc.               87,200     1,744
Casey's General Stores, Inc.       186,200     2,746
* Dress Barn (The), Inc.           206,900     2,871
* Electronics Boutique Holdings
  Corp.                            141,200     1,959
* Friendly Ice Cream Corp.          87,700       537
* School Specialty, Inc.           111,100     2,173
* Sunglass Hut International,
  Inc.                           1,107,000    11,623
* Tweeter Home Entertainment
  Group, Inc.                       70,300     2,267
* Zale Corp.                       246,900     8,441
----------------------------------------------------
GROUP TOTAL                                   43,498
----------------------------------------------------
TECHNOLOGY (12.1%)
* Acclaim Entertainment, Inc.      440,900     3,941
Advanced Energy Industries,
  Inc.                              51,400     1,211

                                             VALUE
                                  SHARES     (000)!
----------------------------------------------------
* Advanced Radio Telecom Corp.     474,000  $  5,451
* Aeroflex, Inc.                   117,400     1,673
* Allen Telecom, Inc.              104,000       631
* American Management Systems       38,300     1,307
* BEA Systems, Inc.                339,900     5,311
* Billing Concepts Corp.            65,000       772
* Cherry Corp., Class A            144,100     1,945
* Electroglas, Inc.                126,900     1,634
* Electronics for Imaging, Inc.    253,300     9,879
* Exodus Communications, Inc.       12,000     1,614
* Galileo Technology Ltd.           96,100     2,811
* General Instrument Corp.          84,400     2,558
* GenRad, Inc.                     242,600     3,487
* Informix Corp.                   766,100     5,650
* Lycos, Inc.                       32,500     2,797
* Mercury Interactive Corp.         52,200     1,860
* New Era of Networks, Inc.         23,500     1,592
* Novellus Systems, Inc.            31,900     1,758
* P-Com, Inc.                      391,000     2,981
* Pinnacle Systems, Inc.           284,800    12,958
* Rational Software Corp.           95,700     2,566
* REMEC, Inc.                      241,100     5,033
* SanDisk Corp.                    117,100     3,103
* Security Dynamics
  Technologies, Inc.               189,400     3,528
* Spectrian Corp.                  138,900     1,632
* Verio, Inc.                      136,800     6,310
* Vishay Intertechnology, Inc.     152,800     2,225
----------------------------------------------------
GROUP TOTAL                                   98,218
----------------------------------------------------
UTILITIES (9.5%)
* Calpine Corp.                    151,500     5,520
Cincinnati Bell, Inc.              262,000     5,879
Commonwealth Energy Systems        117,300     4,516
Eastern Enterprises                 67,000     2,437
* IDT Corp.                         47,300       851
Illinova Corp.                     283,800     6,013
* Metromedia International
  Group, Inc.                      293,200     1,429
* MetroNet Communications Corp.     30,700     1,689
Midamerican Energy Holdings Co.    360,800    10,103
Minnesota Power & Light Co.        161,200     3,184
Montana Power Co.                   98,600     7,253
* NTL, Inc.                         63,800     5,192
* Pacific Gateway Exchange,
  Inc.                             122,800     4,075
Public Service Co. of New
  Mexico                            83,700     1,423
Rochester Gas & Electric Corp.      43,700     1,120
Suburban Propane Partners LP        38,100       698
* Western Wireless Corp.,
  Class A                          326,700    11,843
* WinStar Communications, Inc.     109,600     3,983
----------------------------------------------------
GROUP TOTAL                                   77,208
----------------------------------------------------
TOTAL COMMON STOCKS (Cost $741,944)          751,508
----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SMALL CAP VALUE
PORTFOLIO (UNAUDITED)

                                   FACE
                                  AMOUNT     VALUE
(CONT'D)                           (000)     (000)!
----------------------------------------------------
CASH EQUIVALENT (7.9%)
----------------------------------------------------
REPURCHASE AGREEMENT (7.9%)
Chase Securities, Inc. 4.80%,
  dated 3/31/99, due 4/1/99 to
  be repurchased at $64,222,
  collateralized by various
  U.S. Government Obligations,
  due 4/1/99-2/28/01, valued at
  $64,789 (Cost $64,213)         $  64,213  $ 64,213
----------------------------------------------------
TOTAL INVESTMENTS (100.3%) (Cost $806,157)   815,721
----------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.3%)
Cash                                           1,450
Dividends Receivable                             635
Interest Receivable                                8
Receivable for Investments Sold               17,844
Receivable for Fund Shares Sold                  889
Other Assets                                      38
Payable for Investments Purchased            (20,701)
Payable for Fund Shares Redeemed                (705)
Payable for Investment Advisory Fees          (1,496)
Payable for Administrative Fees                  (54)
Payable for Trustees' Deferred
  Compensation Plan-Note F                       (38)
Other Liabilities                                (42)
                                            --------
                                              (2,172)
----------------------------------------------------
NET ASSETS (100%)                           $813,549
----------------------------------------------------

                                             VALUE
                                             (000)!
----------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------
NET ASSETS
Applicable to 48,671,288 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)              $813,173
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $  16.71
----------------------------------------------------
ADVISER CLASS
----------------------------------------------------
NET ASSETS
Applicable to 22,523 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)              $    376
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $  16.71
----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                             $809,062
Undistributed Net Investment Income (Loss)     2,646
Undistributed Realized Net Gain (Loss)        (7,723)
Unrealized Appreciation (Depreciation) on
  Investment Securities                        9,564
----------------------------------------------------
NET ASSETS                                  $813,549
----------------------------------------------------

!     See Note A1 to Financial Statements.
*     Non-income producing security
ADR   American Depositary Receipt
REIT  Real Estate Investment Trust

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP GROWTH
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Mid Cap Growth Portfolio invests in the common stock of small-and medium-sized companies with superior long-term earnings-growth potential and rising earnings estimates. MAS's four-part process combines quantitative, fundamental, and valuation analysis with a strict sell discipline. A quantitative screen sorts the stocks in each sector based on estimate revision. MAS then conducts fundamental research on purchase candidates, seeking strong sales growth, rising profit margins, and high returns on capital. Qualitative measures, including management quality and strategic positioning, are also reviewed. This fundamental analysis is coupled with valuation analysis to weed out the most overvalued securities. Holdings are sold when earnings-estimate-revisions deteriorate, when our fundamental research uncovers unfavorable trends, or when their valuations exceed the level that we believe is reasonable given their growth prospects.

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/99*

                         MAS MID CAP GROWTH
                      -------------------------   S&P MIDCAP
                      INSTITUTIONAL#   ADVISER@   400 INDEX
                      --------------------------------------
SIX MONTHS                44.82%        44.60%      20.01%
ONE YEAR                  21.09         20.77        0.45
FIVE YEARS                25.92         25.79       18.20
SINCE INCEPTION           22.78         22.71       17.16

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results. Small-capitalization stock prices have experienced a greater degree of market volatility than those of large-capitalization companies.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

# Represents an investment in the Institutional Class.

@ Represents an investment in the Adviser Class which commenced operations 1/31/97. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

* The Mid Cap Growth Portfolio commenced operations on 3/30/90. Total returns are compared to the S&P MidCap 400 Index, an unmanaged market index. Returns for periods less than one year are cumulative.


STATEMENT OF NET ASSETS
COMMON STOCKS (96.5%)

----------------------------------------------------
                                             VALUE
        MARCH 31, 1999            SHARES     (000)!
----------------------------------------------------
BANKS (2.8%)
* Concord EFS, Inc.                222,550  $  6,134
First Tennessee National Corp.     228,000     8,351
SouthTrust Corp.                    48,000     1,791
Zions Bancorp.                      76,500     5,087
----------------------------------------------------
GROUP TOTAL                                   21,363
----------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (2.1%)
* Beringer Wine Estates
  Holdings, Inc., Class B          200,700     7,300
Estee Lauder Cos., Class A          91,000     8,600
----------------------------------------------------
GROUP TOTAL                                   15,900
----------------------------------------------------
CONSUMER DURABLES (1.4%)
* Boyds Collection Ltd.            187,400     3,373
Danaher Corp.                      144,400     7,545
----------------------------------------------------
GROUP TOTAL                                   10,918
----------------------------------------------------
CONSUMER SERVICES (17.0%)
* AT&T Corp.-Liberty Media
  Group, Class A                   332,593    17,503
* Cinar Films, Inc., Class B       378,100     8,696
* Fox Entertainment Group,
  Inc., Class A                    186,800     5,067
* Heftel Broadcasting Corp.,
  Class A                          131,700     5,712
Houghton Mifflin Co.               164,900     7,730
* Imax Corp.                       226,700     4,421
* Jones Intercable, Inc.,
  Class A                          336,600    13,275
* Outdoor Systems, Inc.            339,962    10,199
* Pixar, Inc.                      124,500     4,902
* Premier Parks, Inc.              318,900    11,879
* Ticketmaster
  Online-CitySearch, Inc.,
  Class B                          157,000     5,279
* TV Guide, Inc.                   320,500    11,818
* USA Networks, Inc.               191,800     6,869
* Valassis Communications, Inc.    114,000     5,900
* Young & Rubicam, Inc.            249,800    10,179
----------------------------------------------------
GROUP TOTAL                                  129,429
----------------------------------------------------
CREDIT & FINANCE/ INVESTMENT COMPANIES (3.4%)
* CreditTrust Corp.                 63,000     1,244
* E*TRADE Group, Inc.              147,000     8,572
Heller Financial, Inc.             263,200     6,185
Providian Financial Corp.           90,600     9,966
----------------------------------------------------
GROUP TOTAL                                   25,967
----------------------------------------------------
ENERGY (4.8%)
* Barrett Resources Corp.          125,600     3,148
* BJ Services Co.                  331,000     7,758
* Cooper Cameron Corp.             211,500     7,164

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP GROWTH
PORTFOLIO (UNAUDITED)

                                             VALUE
(CONT'D)                          SHARES     (000)!
----------------------------------------------------
* Smith International, Inc.        176,500  $  7,060
Valero Energy Corp.                304,100     7,564
* Weatherford International,
  Inc.                             156,400     4,086
----------------------------------------------------
GROUP TOTAL                                   36,780
----------------------------------------------------
INSURANCE (2.7%)
AFLAC, Inc.                        248,200    13,511
Protective Life Corp.              198,200     7,507
----------------------------------------------------
GROUP TOTAL                                   21,018
----------------------------------------------------
HEALTH CARE (11.6%)
Bergen Brunswig Corp., Class A     338,500     6,770
* Biogen, Inc.                     119,000    13,603
* Genentech, Inc.                  107,100     9,492
* Health Management Associates,
  Inc., Class A                  1,219,400    14,862
* Lincare Holdings, Inc.           720,500    20,264
* Medquist, Inc.                   217,400     6,522
* Orthodontic Centers of
  America, Inc.                    253,400     3,991
* STERIS Corp.                     229,600     6,113
* VISX, Inc.                        59,300     6,378
----------------------------------------------------
GROUP TOTAL                                   87,995
----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (9.6%)
* Allied Waste Industries, Inc.    537,475     7,760
Browning-Ferris Industries,
  Inc.                             195,200     7,527
Cintas Corp.                        97,600     6,380
CNF Transportation, Inc.           251,300     9,502
Comair Holdings, Inc.              268,500     6,343
* Fiserv, Inc.                     291,725    15,644
* Loral Space & Communications
  Ltd.                             411,400     5,940
* United Rentals, Inc.             482,200    13,743
----------------------------------------------------
GROUP TOTAL                                   72,839
----------------------------------------------------
RETAIL (6.2%)
* Abercrombie & Fitch Co.,
  Class A                           71,600     6,587
* Ann Taylor Stores, Inc.          153,100     6,765
* Best Buy Co., Inc.               177,600     9,235
* Hollywood Entertainment Corp.    250,300     4,662
* Office Depot, Inc.               175,400     6,457
* Polo Ralph Lauren Corp.          259,000     5,148
Tandy Corp.                        124,600     7,951
----------------------------------------------------
GROUP TOTAL                                   46,805
----------------------------------------------------
TECHNOLOGY (24.7%)
* ADC Telecommunications, Inc.     271,300    12,938
Adobe Systems, Inc.                 80,900     4,591
* Broadcom Corp., Class A          121,700     7,500
* Citrix Systems, Inc.             139,600     5,322
* Concentric Network Corp.         124,400     9,299

                                             VALUE
                                  SHARES     (000)!
----------------------------------------------------
* eBay, Inc.                        37,100  $  5,094
* Excite, Inc.                      69,000     9,660
* General Instrument Corp.         341,000    10,336
* Infoseek Corp.                   100,700     7,452
* Inktomi Corp.                    119,200    10,222
* Ivillage, Inc.                    37,000     3,719
* KLA-Tencor Corp.                 105,100     5,104
Linear Technology Corp.            137,800     7,062
* MindSpring Enterprises, Inc.     102,300     8,804
* Network Appliance, Inc.          121,900     6,171
* Network Solutions, Inc.,
  Class A                           97,400    10,300
* Novell, Inc.                     306,000     7,707
* QUALCOMM, Inc.                   131,200    16,318
* Rational Software Corp.          402,200    10,784
* Sapient Corp.                     72,600     5,182
* Uniphase Corp.                   112,200    12,917
* Vitesse Semiconductor Corp.      221,700    11,224
----------------------------------------------------
GROUP TOTAL                                  187,706
----------------------------------------------------
UTILITIES (10.2%)
Century Telephone Enterprises,
  Inc.                              87,800     6,168
Cincinnati Bell, Inc.              358,800     8,051
Frontier Corp.                     144,900     7,517
* Globalstar Telecommunications
  Ltd.                             556,704     7,724
* NEXTLINK Communications,
  Inc., Class A                    222,100    12,438
* RSL Communications, Ltd.,
  Class A                          254,000     9,128
* Sprint Corp.                     243,300    10,781
* Western Wireless Corp., Class
  A                                442,100    16,026
----------------------------------------------------
GROUP TOTAL                                   77,833
----------------------------------------------------
TOTAL COMMON STOCKS (Cost $615,935)          734,553
----------------------------------------------------
                                      FACE
                                    AMOUNT
                                     (000)
----------------------------------------------------
CASH EQUIVALENTS (17.7%)
----------------------------------------------------
Short-term Investments Held as
  Collateral for Loaned
  Securities (15.4%)             $ 116,837   116,837
----------------------------------------------------
REPURCHASE AGREEMENT (2.3%)
Chase Securities, Inc. 4.80%,
  dated 3/31/99, due 4/1/99, to
  be repurchased at $17,499,
  collateralized by various
  U.S. Government Obligations,
  due 4/1/99-2/28/01, valued at
  $17,654                           17,497    17,497
----------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $134,334)       134,334
----------------------------------------------------
TOTAL INVESTMENTS (114.2%) (Cost $750,269)   868,887
----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                             VALUE
                                             (000)!
----------------------------------------------------
OTHER ASSETS AND LIABILITIES (-14.2%)
Cash                                        $      3
Dividends Receivable                             112
Interest Receivable                                2
Receivable for Investments Sold                6,571
Receivable for Fund Shares Sold                4,349
Other Assets                                      26
Payable for Investments Purchased               (465)
Payable for Fund Shares Redeemed                (816)
Payable for Investment Advisory Fees            (865)
Payable for Administrative Fees                  (50)
Payable for Trustees' Deferred
  Compensation Plan-Note F                       (25)
Payable for Distribution Fees-Adviser
  Class                                          (32)
Collateral on Securities Loaned, at Value   (116,837)
                                            --------
                                            (108,027)
----------------------------------------------------
NET ASSETS (100%)                           $760,860
----------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------
NET ASSETS
Applicable to 26,583,236 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)              $603,950
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $  22.72
----------------------------------------------------

                                             VALUE
                                             (000)!
----------------------------------------------------
ADVISER CLASS
----------------------------------------------------
NET ASSETS
Applicable to 6,948,445 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)              $156,910
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $  22.58
----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                             $514,481
Undistributed Net Investment Income (Loss)      (571)
Undistributed Realized Net Gain (Loss)       128,332
Unrealized Appreciation (Depreciation) on
  Investment Securities                      118,618
----------------------------------------------------
NET ASSETS                                  $760,860
----------------------------------------------------

!    See Note A1 to Financial Statements.
*    Non-income producing security

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP VALUE
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Mid Cap Value Portfolio applies Miller Anderson & Sherrerd's value investing to medium-sized companies, combining MAS's disciplined valuation process with the judgment gained through considerable experience in low P/E investing. The Portfolio keeps sector weights within 5% of the sector weights of the S&P Mid-Cap 400 Index, with strategic over- and under-weightings assigned to different economic sectors and industries.

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/99*

                                  MAS MID CAP VALUE
                       ---------------------------------------    S&P MIDCAP
                       INSTITUTIONAL#   INVESTMENT<   ADVISER@     400 INDEX
                       -------------------------------------------------------
SIX MONTHS                 17.90%          17.85%      17.78%        20.01%
ONE YEAR                   (0.31)          (0.41)      (0.41)         0.45
SINCE INCEPTION            28.62           28.46       28.59         21.68

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results. Small-capitalization stock prices have experienced a greater degree of market volatility than those of large-capitalization companies.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

# Represents an investment in the Institutional Class.

< Represents an investment in the Investment Class which commenced operations
5/10/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

@ Represents an investment in the Adviser Class which commenced operations 07/17/98. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class. It is expected that, over time, returns for the Adviser Class will be lower than for the other classes due to the higher expenses charged.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Mid Cap Value Portfolio commenced operations on 12/30/94. Total returns are compared to the S&P MidCap 400 Index, an unmanaged market index. Returns for periods less than one year are cumulative.


STATEMENT OF NET ASSETS
COMMON STOCKS (92.9%)

----------------------------------------------------
                                             VALUE
         MARCH 31, 1999            SHARES    (000)!
----------------------------------------------------
BANKS (5.8%)
City National Corp.                 26,400  $    815
Dime Bancorp, Inc.                 100,100     2,321
First American Corp.                36,285     1,338
Fleet Financial Group, Inc.         81,900     3,082
Greenpoint Financial Corp.          85,000     2,954
Hibernia Corp., Class A             96,600     1,268
Mellon Bank Corp.                  138,100     9,719
Mercantile Bankshares Corp.        115,931     4,289
PNC Bank Corp.                      25,700     1,428
Regions Financial Corp.              6,900       239
SouthTrust Corp.                    67,200     2,507
UnionBanCal Corp.                   53,000     1,805
----------------------------------------------------
GROUP TOTAL                                   31,765
----------------------------------------------------
BASIC RESOURCES (1.9%)
Boise Cascade Corp.                 37,800     1,219
* Gaylord Container Corp.,
  Class A                          156,500     1,174
Georgia-Pacific Corp. (Timber
  Group)                            64,900     1,456
Lubrizol Corp.                      81,200     1,827
Solutia, Inc.                      196,900     3,421
Witco Corp.                        111,600     1,416
----------------------------------------------------
GROUP TOTAL                                   10,513
----------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (1.0%)
Dial Corp.                          74,100     2,547
* Suiza Foods Corp.                 88,100     2,968
----------------------------------------------------
GROUP TOTAL                                    5,515
----------------------------------------------------
CONSUMER DURABLES (7.7%)
Arvin Industries, Inc.              80,300     2,705
* Lear Corp.                       108,500     4,632
Meritor Automotive, Inc.            41,900       649
* Navistar International Corp.     190,400     7,652
Southdown, Inc.                    396,700    21,298
* Tower Automotive, Inc.           282,500     5,262
----------------------------------------------------
GROUP TOTAL                                   42,198
----------------------------------------------------
CONSUMER SERVICES (7.9%)
* ACNielsen Corp.                  190,000     5,154
* Bally Total Fitness Holding
  Corp.                            270,900     6,468
* Jones Intercable, Inc., Class A  133,900     5,281
* Journal Register Co.              24,900       299
* Promus Hotel Corp.                16,800       611
* Romac International, Inc.         48,800       415
Royal Caribbean Cruises Ltd.       150,700     5,877
Service Corp. International         78,400     1,117
* Valassis Communications, Inc.    256,800    13,289

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


                                             VALUE
                                   SHARES    (000)!
----------------------------------------------------
Viad Corp.                          60,300  $  1,677
Washington Post Co., Class B         6,300     3,285
----------------------------------------------------
GROUP TOTAL                                   43,473
----------------------------------------------------
CREDIT & FINANCE/ INVESTMENT COMPANIES (5.0%)
Ambac Financial Group, Inc.         37,700     2,036
Bear Stearns Co., Inc.              29,950     1,338
* E*TRADE Group, Inc.               67,000     3,907
Heller Financial, Inc.             296,000     6,956
* Knight/Trimark Group, Inc.        59,900     4,013
Old Kent Financial Corp.            75,000     3,169
Paine Webber Group, Inc.            83,000     3,310
Price (T. Rowe) Associates, Inc.    22,800       784
Waddell & Reed Financial, Inc.      87,900     1,802
----------------------------------------------------
GROUP TOTAL                                   27,315
----------------------------------------------------
ENERGY (8.2%)
Baker Hughs, Inc.                  342,600     8,329
* BJ Services Co.                   90,000     2,109
Burlington Resources, Inc.          76,600     3,059
* Cooper Cameron Corp.             121,600     4,119
Halliburton Co.                     22,600       870
* Nabors Industries, Inc.          223,200     4,060
* Ocean Energy Corp.               666,160     4,538
Tosco Corp.                        467,000    11,588
Transocean Offshore, Inc.           83,700     2,412
Ultramar Diamond Shamrock Corp.     75,800     1,639
Valero Energy Corp.                  3,400        85
* Weatherford International, Inc.   76,300     1,993
----------------------------------------------------
GROUP TOTAL                                   44,801
----------------------------------------------------
FOOD, TOBACCO & OTHER (3.4%)
Dean Foods Co.                      29,200     1,040
Earthgrains Co.                    202,200     4,486
* Fresh Del Monte Produce, Inc.    427,400     7,934
Michael Foods, Inc.                 76,100     1,451
Quaker Oats Co.                     30,300     1,896
Tyson Foods, Inc., Class A         101,200     2,094
----------------------------------------------------
GROUP TOTAL                                   18,901
----------------------------------------------------
HEALTH CARE (9.9%)
Alpharma, Inc., Class A             61,100     2,398
Bergen Brunswig Corp., Class A      70,500     1,410
* Health Management Associates,
  Inc., Class A                    367,000     4,473
* Henry Schein, Inc.                80,900     2,043
ICN Pharmaceuticals, Inc.          212,300     5,347
* Lincare Holdings, Inc.           333,900     9,391
McKesson HBOC, Inc.                 66,164     4,367
* STERIS Corp.                     176,300     4,694
* Sybron International Corp.       230,100     5,753


                                             VALUE
                                   SHARES    (000)!
----------------------------------------------------
Teva Pharmaceutical Industries
  Ltd. ADR                          55,800     2,647
* Watson Pharmaceuticals, Inc.     271,900    11,998
----------------------------------------------------
GROUP TOTAL                                   54,521
----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (7.5%)
Aeroquip-Vickers, Inc.              50,900  $  2,917
* Allied Waste Industries, Inc.    492,900     7,116
* Atlas Air, Inc.                   99,600     2,870
Browning-Ferris Industries, Inc.    66,900     2,580
Case Corp.                          56,700     1,439
* Casella Waste Systems, Inc.
  Class A                           55,400     1,250
CNF Transportation, Inc.            67,400     2,549
COMSAT Corp.                        39,000     1,128
* Fiserv, Inc.                     135,000     7,239
* Gulfstream Aerospace Corp.        60,500     2,624
* Interim Services, Inc.           144,700     2,170
Martin Marietta Materials, Inc.     18,100     1,033
Miller (Herman), Inc.               96,800     1,767
New Holland NV                     141,400     1,449
Southwest Airlines Co.              64,950     1,965
Teekay Shipping Corp.               71,600     1,181
----------------------------------------------------
GROUP TOTAL                                   41,277
----------------------------------------------------
INSURANCE (5.1%)
Aflac, Inc.                        161,800     8,808
Allmerica Financial Corp.          222,600    12,257
ReliaStar Financial Corp.          113,700     4,847
* Scottish Annuity & Life Holding   39,000       380
Travelers Property Casualty
  Corp., Class A                    52,600     1,881
----------------------------------------------------
GROUP TOTAL                                   28,173
----------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (0.7%)
Crescent Real Estate Equities Co.  180,900     3,889
----------------------------------------------------
RETAIL (8.6%)
Albertsons, Inc.                    26,800     1,456
* Ann Taylor Stores, Inc.           90,600     4,003
* BJ's Wholesale Club, Inc.        201,300     5,322
* Brinker International, Inc.      121,900     3,147
CVS Corp.                          109,062     5,180
Family Dollar Stores, Inc.         111,600     2,567
* Federated Department Stores,
  Inc.                              50,800     2,038
* Jones Apparel Group, Inc.        120,100     3,355
* Kroger Co.                        44,400     2,658
* Sunglass Hut International,
  Inc.                             718,800     7,547
Tandy Corp.                         43,100     2,750
TJX Cos., Inc.                     165,900     5,641
* Tweeter Home Entertainment
  Group, Inc.                       57,300     1,848
----------------------------------------------------
GROUP TOTAL                                   47,512
----------------------------------------------------
TECHNOLOGY (11.2%)
* Acclaim Entertainment, Inc.      268,400     2,399
* ADC Telecommunications, Inc.     155,000     7,392
* Advanced Energy Industries,
  Inc.                              10,500       247

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP VALUE
PORTFOLIO (UNAUDITED)


                                             VALUE
(CONT'D)                           SHARES    (000)!
----------------------------------------------------
* Analog Devices, Inc.             228,500  $  6,798
* Atmel Corp.                       99,300     1,508
* BEA Systems, Inc.                206,100     3,220
* BMC Software, Inc.                72,900     2,702
* Cadence Design Systems, Inc.     264,500     6,811
* Electronic Arts, Inc.             18,000       855
* Electronics for Imaging, Inc.     66,800     2,605
First Data Corp.                    65,900     2,817
* General Instrument Corp.          90,000     2,728
* Informix Corp.                   509,200     3,755
* Lexmark International Group,
  Inc.                              11,800     1,319
* NCR Corp.                         30,200     1,510
* Network Associates, Inc.          10,700       328
* QUALCOMM, Inc.                    49,900     6,206
* Rational Software Corp.           36,500       979
* Sterling Software, Inc.          121,900     2,895
* Storage Technology Corp.          32,000       892
* Tech Data Corp.                   42,100       966
* 3Com Corp.                       121,600     2,835
----------------------------------------------------
GROUP TOTAL                                   61,767
----------------------------------------------------
UTILITIES (9.0%)
Allegheny Energy, Inc.              87,700     2,587
Black Hills Corp.                   45,450       969
Carolina Power & Light Co.          75,000     2,836
Cincinnati Bell, Inc.              292,000     6,552
CMS Energy Corp.                    32,600     1,306
Columbia Energy Group               98,700     5,157
Florida Progress Corp.              71,600     2,703
Illinova Corp.                      69,900     1,481
IPALCO Enterprises, Inc.            66,800     1,465
Kansas City Power & Light Co.       78,100     1,923
Montana Power Co.                   30,500     2,244
New Century Energies, Inc.          76,800     2,616
PECO Energy Co.                     69,000     3,191
Pinnacle West Capital Corp.         60,300     2,193
Public Service Enterprise Group,
  Inc.                              79,000     3,017
* Qwest Communications
  International, Inc.               51,154     3,688
Texas Utilities Co.                128,100     5,340
----------------------------------------------------
GROUP TOTAL                                   49,268
----------------------------------------------------
TOTAL COMMON STOCKS (Cost $498,724)          510,888
----------------------------------------------------
WARRANTS (0.1%)
----------------------------------------------------
BANKS (0.1%)
* Golden State Bancorp, Inc.,
  Litigation Warrants, expiring
  1/1/01 (Cost $400)                77,300       374
----------------------------------------------------
                                    FACE
                                   AMOUNT    VALUE
                                    (000)    (000)!
----------------------------------------------------
CASH EQUIVALENT (7.8%)
----------------------------------------------------
REPURCHASE AGREEMENT (7.8%)
Chase Securities, Inc. 4.80%,
  dated 3/31/99, due 4/1/99, to
  be repurchased at $43,182,
  collateralized by various U.S.
  Government Obligations, due
  4/1/99-2/28/01, valued at
  $43,563 (Cost $43,176)           $43,176  $ 43,176
----------------------------------------------------
TOTAL INVESTMENTS (100.8%) (Cost $542,300)   554,438
----------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.8%)
Cash                                               9
Dividends Receivable                             281
Interest Receivable                                6
Receivable for Investments Sold               15,305
Receivable for Fund Shares Sold                4,369
Other Assets                                      12
Payable for Investments Purchased            (22,027)
Payable for Fund Shares Redeemed              (1,311)
Payable for Investment Advisory Fees            (998)
Payable for Administrative Fees                  (35)
Payable for Trustees' Deferred
  Compensation Plan-Note F                       (12)
Payable for Shareholder Servicing
  Fee-Investment Class                            (3)
Payable for Distribution Fee-Adviser Class        (2)
Other Liabilities                                (10)
                                            --------
                                              (4,416)
----------------------------------------------------
NET ASSETS (100%)                           $550,022
----------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------
NET ASSETS
Applicable to 26,090,832 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)              $520,026
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $  19.93
----------------------------------------------------
INVESTMENT CLASS
----------------------------------------------------
NET ASSETS
Applicable to 1,150,338 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)              $ 22,860
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $  19.87
----------------------------------------------------
ADVISER CLASS
----------------------------------------------------
NET ASSETS
Applicable to 357,865 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)              $  7,136
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $  19.94
----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                             VALUE
                                             (000)!
----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                             $510,078
Undistributed Net Investment Income (Loss)     1,198
Undistributed Realized Net Gain (Loss)        26,608
Unrealized Appreciation (Depreciation) on
  Investment Securities                       12,138
----------------------------------------------------
NET ASSETS                                  $550,022
----------------------------------------------------

!    See Note A1 to Financial Statements.
*    Non-income producing security
ADR  American Depositary Receipt

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SMALL CAP GROWTH
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Small Cap Growth Portfolio invests in the common stock of small-sized companies with superior long-term earnings-growth potential and rising earnings estimates. MAS's four-part process combines quantitative, fundamental, and valuation analysis with a strict sell discipline. A quantitative screen sorts the stocks in each sector based on estimate revision. MAS then conducts fundamental research on purchase candidates, seeking strong sales growth, rising profit margins, and high returns on capital. Qualitative measures, including management quality and strategic positioning, are also reviewed. This fundamental analysis is coupled with valuation analysis to weed out the most overvalued securities. Holdings are sold when earnings-estimate-revisions deteriorate, when our fundamental research uncovers unfavorable trends, or when their valuations exceed the level that we believe is reasonable given their growth prospects.

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/99*

                          MAS SMALL    RUSSELL 2000
                          CAP GROWTH      INDEX
                          -------------------------
SIX MONTHS                  137.22%        10.00%
SINCE INCEPTION             103.30        (12.16)

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results. Small-capitalization stock prices have experienced a greater degree of market volatility than those of large-capitalization companies.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Small Cap Growth Portfolio commenced operations on 6/30/98. Total returns are compared to the Russell 2000 Index, an unmanaged market index. Returns for periods less than one year are cumulative.


STATEMENT OF NET ASSETS
COMMON STOCKS (94.2%)

----------------------------------------------------
                                              VALUE
         MARCH 31, 1999             SHARES   (000)!
----------------------------------------------------
BANKS (2.0%)
* Concord EFS, Inc.                   5,000  $   138
* Net.B@nk, Inc.                      5,300      360
----------------------------------------------------
GROUP TOTAL                                      498
----------------------------------------------------
BASIC RESOURCES (0.9%)
* Gaylord Container Corp., Class
  A                                  28,900      217
----------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (0.9%)
* Beringer Wine Estates Holdings,
  Inc., Class B                       6,500      237
----------------------------------------------------
CONSUMER DURABLES (0.9%)
* Boyds Collection, Ltd.             12,900      232
----------------------------------------------------
CONSUMER SERVICES (22.5%)
* Century Communications Corp.,
  Class A                             7,200      334
* Cinar Films, Inc., Class B         12,000      276
* Citadel Communications Corp.       13,300      442
* Emmis Communications Corp.,
  Class A                             4,100      205
* Hines Horticulture, Inc.           15,300      126
* Imax Corp.                         11,200      219
* Jones Intercable, Inc., Class A     8,800      347
* Lamar Advertising Co.               7,900      268
* MarketWatch.com, Inc.               3,100      229
* Pegasus Communications Corp.       12,100      339
* Pegasus Systems, Inc.               5,100      203
* Pixar, Inc.                         6,300      248
* Premier Parks, Inc.                 9,700      361
* RoweCom, Inc.                       6,400      279
* SFX Entertainment, Inc., Class
  A                                   5,300      342
* Steiner Leisure Ltd.                7,900      243
* THINK New Ideas, Inc.              19,700      308
* TV Guide, Inc.                      5,800      214
* Valassis Communications, Inc.       5,900      305
* ValueVision International, Inc.    17,100      211
* Westwood One, Inc.                  9,600      274
----------------------------------------------------
GROUP TOTAL                                    5,773
----------------------------------------------------
CREDIT & FINANCE/ INVESTMENT COMPANIES (3.8%)
* Creditrust Corp.                    5,600      110
* Finet Holdings Corp.               57,900      284
Medallion Financial Corp.            18,100      273
* National Discount Brokers
  Group, Inc.                        11,000      309
----------------------------------------------------
GROUP TOTAL                                      976
----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                              VALUE
                                    SHARES   (000)!
----------------------------------------------------
ENERGY (4.6%)
* Barrett Resources Corp.             9,800  $   245
* IRI International Corp.            44,000      179
* Nuevo Energy Co.                   23,400      316
Santa Fe International Corp.         16,800      314
* Smith International, Inc.           3,500      140
----------------------------------------------------
GROUP TOTAL                                    1,194
----------------------------------------------------
FOOD, TOBACCO & OTHER (0.8%)
* Rexall Sundown, Inc.               10,800      207
----------------------------------------------------
HEALTH CARE (11.1%)
* Anesta Corp.                        9,700      219
Bindley Western Industries, Inc.     10,400      297
* ChiRex, Inc.                        6,400      157
* Lincare Holdings, Inc.             16,600      467
* Medical Manager Corp.              11,100      257
* MedQuist, Inc.                      8,200      246
* Orthodontic Centers of America,
  Inc.                               11,300      178
* Priority Healthcare Corp.,
  Class B                             6,365      288
* STERIS Corp.                        5,700      152
* VISX, Inc.                          2,600      279
* Xomed Surgical Products, Inc.       7,900      310
----------------------------------------------------
GROUP TOTAL                                    2,850
----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (7.5%)
* Atlantic Coast Airlines
  Holdings, Inc.                      7,500      211
G & K Services, Inc., Class A         4,700      217
* Insituform Technologies, Inc.,
  Class A                            15,000      262
* L-3 Communications Holdings,
  Inc.                                5,800      268
* Quanta Services, Inc.              11,300      287
* TMP Worldwide, Inc.                 3,900      253
* U.S. Liquids, Inc.                 10,400      224
* United Rentals, Inc.                7,600      217
----------------------------------------------------
GROUP TOTAL                                    1,939
----------------------------------------------------
INSURANCE (4.4%)
Annuity & Life Re Holdings. Ltd.     12,400      284
* FPIC Insurance Group, Inc.          5,800      241
* Medical Assurance, Inc.             8,000      224
Mutual Risk Management Ltd.           6,300      241
Protective Life Corp.                 3,900      148
----------------------------------------------------
GROUP TOTAL                                    1,138
----------------------------------------------------
RETAIL (5.6%)
* AnnTaylor Stores Corp.              5,200      230
* Cheap Tickets, Inc.                10,400      350

                                              VALUE
                                    SHARES   (000)!
----------------------------------------------------
* Hollywood Entertainment Corp.      11,300  $   211
* MarineMax, Inc.                    14,200      156
* School Specialty, Inc.              8,300      162
* Tweeter Home Entertainment
  Group, Inc.                        10,400      335
----------------------------------------------------
GROUP TOTAL                                    1,444
----------------------------------------------------
TECHNOLOGY (21.2%)
* ANTEC Corp.                        10,000      215
* CFM Technologies, Inc.             23,800      173
* Concentric Network Corp.            5,100      381
* Galileo Technology Ltd.            10,400      304
* Gilat Satellite Networks, Ltd.      4,300      258
* Informix Corp.                     23,700      175
* Internet America, Inc.              7,300      216
* IntraNet Solutions, Inc.           27,400      226
* iVillage Inc.                       1,100      111
* JDS Fitel, Inc.                     3,900      220
* Macromedia, Inc.                    7,000      317
* Macrovision Corp.                   7,100      263
* MindSpring Enterprises, Inc.        1,900      163
* New Era of Networks, Inc.           3,600      244
* Object Design, Inc.                37,500      192
* PMC-Sierra, Inc.                    2,300      164
* RF Micro Devices, Inc.              3,000      287
* Sapient Corp.                       4,500      321
* SoftNet Systems, Inc.              10,400      381
* Transaction Systems Architects,
  Inc., Class A                       6,000      216
* Verio, Inc.                         7,400      341
* VerticalNet, Inc.                   2,600      270
----------------------------------------------------
GROUP TOTAL                                    5,438
----------------------------------------------------
UTILITIES (8.0%)
* Commonwealth Telephone
  Enterprises, Inc.                   6,300      232
Europolitan Holdings AB               1,700      157
* Intermedia Communications, Inc.    11,400      304
* MetroNet Communications Corp.,
  Class B                             5,000      275
* NEXTLINK Communications, Inc.,
  Class A                             4,100      230
* NTL, Inc.                           2,300      187
* RSL Communications Ltd., Class
  A                                   8,500      305
* Western Wireless Corp., Class A    10,100      366
----------------------------------------------------
GROUP TOTAL                                    2,056
----------------------------------------------------
TOTAL COMMON STOCKS (Cost $21,940)            24,199
----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SMALL CAP GROWTH
PORTFOLIO (UNAUDITED)

                                     FACE
                                    AMOUNT    VALUE
(CONT'D)                            (000)    (000)!
----------------------------------------------------
CASH EQUIVALENT (4.9%)
----------------------------------------------------
REPURCHASE AGREEMENT (4.9%)
Chase Securities, Inc. 4.80%,
  dated 3/31/99, due 4/1/99, to
  be repurchased at $1,250,
  collateralized by various U.S.
  Government Obligations, due
  4/1/99-2/28/01, valued at $1,261
  (Cost $1,250)                    $  1,250  $ 1,250
----------------------------------------------------
TOTAL INVESTMENTS (99.1%) (Cost $23,190)      25,449
----------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.9%)
Cash                                             483
Dividends Receivable                               1
Receivable for Investments Sold                  592
Receivable for Fund Shares Sold                  516
Receivable from Investment Adviser                10
Payable for Investments Purchased             (1,277)
Payable for Fund Shares Redeemed                 (50)
Payable for Investment Advisory Fees             (27)
Payable for Administrative Fees                   (1)
Other Liabilities                                (10)
                                             -------
                                                 237
----------------------------------------------------
NET ASSETS (100%)                            $25,686
----------------------------------------------------

                                              VALUE
                                             (000)!
----------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------
NET ASSETS
Applicable to 1,263,262 outstanding shares
  to beneficial interest (unlimited
  authorization, no par value)               $25,686
----------------------------------------------------
NET ASSET VALUE PER SHARE                    $ 20.33
----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                               19,298
Undistributed Net Investments Income (Loss)      (26)
Undistributed Realized Net Gain (Gain)         4,155
Unrealized Appreciation (Depreciation) on:
  Investment Securities                        2,259
----------------------------------------------------
NET ASSETS                                   $25,686
----------------------------------------------------

!    See Note A1 to Financial Statements.
*    Non-income producing security

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Fixed Income Portfolio is Miller Anderson & Sherrerd's primary fixed-income fund, investing in all sectors of the bond market. MAS constructs a diversified fund with a maturity and duration structure reflecting long-term views on interest rates and inflation. MAS selects investments in U.S. Treasuries, agencies, corporates, mortgages, non-dollar and other fixed-income securities based upon relative value in the marketplace.

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/99*

                                 MAS FIXED INCOME
                      ---------------------------------------     SALOMON
                      INSTITUTIONAL#   INVESTMENT<   ADVISER@   BROAD INDEX
                      ------------------------------------------------------
SIX MONTHS                 1.48%          1.48%        1.31%       (0.06)%
ONE YEAR                   5.41           5.23         5.14         6.50
FIVE YEARS                 7.93           7.85         7.78         7.81
TEN YEARS                  9.58           9.54         9.50         9.13

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

# Represents an investment in the Institutional Class.

< Represents an investment in the Investment Class which commenced operations
  10/15/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

@ Represents an investment in the Adviser Class which commenced operations
  11/7/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

  Total returns for the Investment and Adviser Classes of the Portfolio reflect expenses reimbursed by the Adviser for certain periods. Without such reimbursements, total returns would have been lower.

* Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (121.0%)

----------------------------------------------------------------------------

                                RATINGS       FACE
                               (STANDARD     AMOUNT        VALUE
MARCH 31, 1999                  &  POOR'S)    (000)        (000)!
----------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (54.0%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pools:
   9.50%, 10/1/16                 Agy        $    1,074  $    1,161
   10.00%,
     2/1/10-11/1/20               Agy            20,335      22,129
   10.50%, 8/1/09-4/1/26          Agy             2,804       3,081
   11.00%, 5/1/11-9/1/20          Agy             3,938       4,405
   11.25%,
     10/1/11-12/1/15              Agy             1,286       1,439
   11.50%,
     1/1/11-12/1/15               Agy               175         197
   11.75%, 4/1/19                 Agy                81          92
   12.00%,
     10/1/09-2/1/15               Agy               275         314
   12.50%, 8/1/13                 Agy                18          21
   13.00%, 6/1/19                 Agy                35          40
   14.00%, 8/1/14                 Agy                11          13
   14.75%, 3/1/10                 Agy                24          28
  Gold Pools:
   9.00%, 7/1/17                  Agy             8,303       8,919
   9.50%,
     10/1/17-12/1/22              Agy             9,746      10,604
   10.00%, 6/1/17-3/1/21          Agy             6,211       6,810
   10.50%, 8/1/19-4/1/21          Agy             1,198       1,326
  April TBA
   6.00%, 4/15/29                 Agy           419,825     408,280
Federal National
  Mortgage Association,
  Conventional Pools:
   9.00%, 12/1/08-1/1/22          Agy            23,558      25,252
   9.50%,
     11/1/13-12/1/26              Agy            18,449      20,028
   10.00%,
     10/0/07-1/1/27               Agy            14,050      15,385
   10.50%, 6/1/10-7/1/25          Agy             8,677       9,525
   10.75%, 2/1/11                 Agy                39          43
   11.00%,
     1/1/16-11/1/20               Agy             3,398       3,811
   11.50%, 1/1/13-2/1/20          Agy             3,758       4,263
   12.00%, 8/1/13-4/1/15          Agy                94         108
   12.50%, 5/1/12                 Agy               785         899
  April TBA
   6.00%, 4/25/29                 Agy         1,367,850   1,329,166
   6.50%, 4/25/29                 Agy           131,000     127,295
Government National
  Mortgage Association:
  Adjustable Rate
  Mortgages:
   6.00%,
     7/20/27-9/20/27              Tsy            30,103      30,548
   6.50%,
     10/20/27-1/20/28             Tsy            87,398      88,598
   6.875%,
     2/20/25-6/20/25              Tsy            96,902      98,594
   7.00%,
     2/20/25-11/20/25             Tsy            16,474      16,761
   7.125%, 7/20/25                Tsy            12,903      13,130
   7.50%, 1/20/25                 Tsy            10,308      10,488

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
FIXED INCOME
PORTFOLIO (UNAUDITED)

                             RATINGS         FACE
                             (STANDARD      AMOUNT      VALUE
(CONT'D)                     & POOR'S)      (000)       (000)!
-------------------------------------------------------------------
  Various Pools:
   9.00%,
     10/15/15-12/15/21         Tsy           $   33,635  $   36,027
   9.50%,
     12/15/17-9/15/22          Tsy               22,899      24,912
   10.00%,
     11/15/09-10/15/28         Tsy              182,590     200,078
   10.50%,
     8/15/10-5/15/26           Tsy               16,075      17,765
   11.00%,
     12/15/09-4/15/28          Tsy               39,537      44,446
   11.50%,
     7/15/12-9/20/19           Tsy                1,073       1,201
   12.00%,
     4/15/12-11/15/19          Tsy               17,653      20,219
-------------------------------------------------------------------
GROUP TOTAL                                               2,607,401
-------------------------------------------------------------------
ASSET BACKED CORPORATES (14.4%)
Advanta Mortgage Loan
  Trust
  Series:
  97-3 A2
   6.61%, 4/25/12              AAA                9,669       9,660
  97-4 A2
   6.53%, 9/25/12              AAA               16,917      16,918
(+) Aegis Auto
  Receivables Trust,
  Series 95-1 A
   8.60%, 3/20/02              N/R                   55          55
Arcadia Automobile
  Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03             AAA               13,555      13,666
  97-D A3
   6.20%, 5/15/03              AAA               10,225      10,279
  98-A A3
   5.90%, 11/15/02             AAA               15,340      15,363
BankBoston Home Equity
  Loan Trust,
  Series 98-2 A1
   6.28%, 11/25/10             AAA               20,527      20,540
Chevy Chase Auto
  Receivables Trust,
  Series 97-4 A
   6.25%, 6/15/04              AAA                3,865       3,882
CIT Group Home Equity
  Loan Trust,
  Series 97-1 A3
   6.25%, 9/15/11              AAA                  276         276
+## Citibank Credit Card
  Master Trust I,
  Series 98-7 A
   4.949%, 5/15/02             Aaa               36,450      36,429
COMED Transitional
  Funding Trust,
  Series 98-1 A1
   5.38%, 3/25/02              AAA               30,000      30,007
(+) Commercial Financial
  Services, Inc.,
  Series 97-5 A1
   7.72%, 6/15/05              N/R                8,122       5,279

                              RATINGS       FACE
                             (STANDARD     AMOUNT      VALUE
                             & POOR'S)     (000)       (000)!
-------------------------------------------------------------------
Contimortgage Home
  Equity Loan Trust,
  Series 99-A A1
   6.01%, 12/25/13             AAA           $   25,075  $   25,043
Daimler Benz Auto
  Grantor Trust,
  Series 97-A A
   6.05%, 3/31/05              AAA                6,900       6,936
Daimler Benz Vehicle
  Trust, Series 98-A A2
   5.23%, 12/20/01             AAA               28,925      28,892
Delta Funding Home
  Equity Loan Trust,
  Series 98-4 A1F
   6.16%, 2/15/16              AAA               13,664      13,683
EQCC Home Equity Loan
  Trust,
  Series 98-2 A1-F
   6.235%, 4/15/08             AAA               19,945      19,975
Federal Home Loan
  Mortgage Corp. Pass
  Through Notes,
  Series T-15 A1
   5.83%, 12/25/13             Agy               20,360      20,310
(+) First Mortgage
  Acceptance Corp. Loan
  Receivables Trust,
  Series 96-B A1
   7.629%, 11/1/18             A                  8,534       8,489
First Security Auto
  Grantor Trust,
  Series 97-B A
   6.10%, 4/15/03              AAA               12,282      12,344
First Security Auto
  Owner Trust,
  Series 98-1 A2
   5.18%, 6/15/01              AAA               28,725      28,727
## First USA Credit Card
  Master Trust,
  Series 97-10 A
   5.026%, 9/17/03             AAA               22,900      22,907
Ford Credit Auto
  Owner Trust, Series
  97-B A3
   6.05%, 4/15/01              AAA               22,062      22,142
(+) Global Rated
  Eligible Asset Trust,
  Series 98-A A1
   7.45%, 3/15/06              N/R                7,312       4,753
Green Tree Home
  Improvement Loan
  Trust,
  Series:
  + 98-E HEA2
   5.83%, 2/15/12              Aaa               22,629      22,722
  99-A A1
   5.59%, 2/15/13              AAA               25,075      25,068
Green Tree Lease
  Finance, Series 97-1
  A3
   6.17%, 9/20/05              AAA                1,490       1,496

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                              RATINGS       FACE
                             (STANDARD     AMOUNT      VALUE
                             & POOR'S)     (000)       (000)!
-------------------------------------------------------------------
Greenpoint Manufactured
  Housing,
  Series 99-1 A1
   5.78%, 12/15/09             AAA           $   23,892  $   23,857
Honda Auto Receivables
  Grantor Trust,
  Series:
  97-A A
   5.85%, 2/15/03              AAA               11,943      11,973
  97-B A
   5.95%, 5/15/03              AAA               10,140      10,174
IMC Home Equity Loan
  Trust,
  Series:
  98-1 A2
   6.31%, 12/20/12             AAA               20,050      20,091
  98-3 A2
   6.27%, 11/20/13             AAA               31,095      31,082
IndyMac Home Equity
  Loan,
  Series 98-A A1
   5.724%, 9/25/20             AAA               21,490      21,465
(+) Long Beach
  Acceptance Auto
  Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04              AAA                7,125       7,158
MMCA Automobile Trust,
  Series 97-1 A3
   6.06%, 5/15/01              AAA                  575         576
(+) National Car Rental
  Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03             N/R               12,000      12,325
Nissan Auto Receivables
  Grantor Trust,
  Series 97-A A
   6.15%, 2/15/03              AAA               13,727      13,819
Provident Bank Home
  Equity Loan Trust,
  Series 98-4 A1
   6.28%, 11/25/13             AAA               22,755      22,771
(+) Rental Car Finance
  Corp., Series 97-1 A2
   6.45%, 8/25/05              AA                21,450      21,468
Salomon Brothers
  Mortgage Securities
  VII, Series 98-NC7 A1
   6.063%, 12/25/28            AAA               22,026      21,985
(+) Team Fleet Financing
  Corp.,
  Series:
  96-1 A
   6.65%, 12/15/02             A-                 6,500       6,548
  97-1 A
   7.35%, 5/15/03              A-                 5,275       5,411

                              RATINGS                 FACE
                             (STANDARD               AMOUNT      VALUE
                             & POOR'S)               (000)       (000)!
-------------------------------------------------------------------
WFS Financial Owner
  Trust,
  Series 97-C A3
   6.10%, 3/20/02              AAA           $   13,522  $   13,575
World Omni Automobile
  Lease Securitization
  Corp.,
  Series 97-B A2
   6.08%, 11/15/03             AAA               24,447      24,532
-------------------------------------------------------------------
GROUP TOTAL                                                 694,651
-------------------------------------------------------------------
ASSET BACKED MORTGAGES (0.1%)
Cityscape Home Equity
  Loan Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26             N/R              101,192       2,196
  (+) 96-3 A YMA
   10/25/26                    N/R              101,192         136
Contimortgage Home
  Equity Loan Trust,
  Series:
  96-4 A11 I IO
   1.10%, 1/15/28              AAA               67,681       1,570
  (+) 96-4 A11 I YMA
   1/15/28                     AAA               71,790          97
  96-4 A12 I IO
   1.05%, 1/15/28              AAA               14,310         332
  (+) 96-4 A12 I YMA
   1/15/28                     AAA               15,479          23
  97-1 A10 I IO
   1.10%, 3/15/28              AAA               84,493       1,994
  97-1 A10 I YMA
   3/15/28                     N/R               89,994         126
-------------------------------------------------------------------
GROUP TOTAL                                                   6,474
-------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (3.7%)
Federal Home Loan
  Mortgage Corporation,
  Series:
  1398-I Inv Fl
   13.216%, 10/15/07           Agy                2,451       2,875
  1415-S Inv Fl IO
   22.25%, 11/15/07            Agy                1,947         809
  1476-S Inv Fl IO REMIC
  PAC
   4.595%, 2/15/08             Agy               20,996       2,045
  1485-S Inv Fl IO REMIC
   4.60%, 3/15/08              Agy               17,793       1,400
  1600-SA Inv Fl IO
  REMIC
   3.00%, 10/15/08             Agy               38,578       2,122
  ## 1933-FM REMIC
   5.75%, 3/15/25              Agy                  709         710
  ## 1933-FO REMIC
   5.75%, 3/15/25              Agy                1,401       1,405

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
FIXED INCOME
PORTFOLIO (UNAUDITED)

                             RATINGS         FACE
                             (STANDARD      AMOUNT      VALUE
(CONT'D)                     & POOR'S)      (000)       (000)!
--------------------------------------------------------------------------------
  1950-SC Inv Fl IO
   3.00%, 10/15/22             Agy           $    4,990  $      337
  ## 2040 FC
   5.289%, 2/15/23             Agy               13,169      13,187
  ## E2 F
   5.988%, 2/15/24             Agy                   69          69
Federal National
  Mortgage Association,
  Series:
  90-118 S Inv Fl REMIC
   33.329%, 9/25/20            Agy                  755       1,161
  92-186 S Inv Fl IO
  REMIC
   3.642%, 10/25/07            Agy               35,098       2,699
  93-205 H PO REMIC
   9/25/23                     Agy               19,224      11,663
  ## 94-50 FD REMIC
   5.388%, 3/25/24             Agy               10,218      10,233
  94-93 PD PAC-1 (11)
   7.25%, 4/25/15              Agy                   82          82
  96-14 PC PO
   12/25/23                    Agy                1,077         840
  96-54 O PO
   11/25/23                    Agy                  923         699
  96-68 SC Inv Fl IO
  REMIC
   3.163%, 1/25/24             Agy               11,605       1,426
  97-30 SI Inv Fl IO
   3.063%, 7/25/22             Agy                2,245         150
  ## 97-43 FM REMIC
   5.438%, 7/18/27             Agy                7,495       7,509
  97-57 PV IO
   8.00%, 9/18/27              Agy               23,139       7,745
  ## 97-70 FA REMIC,
  (PAC) 11
   5.388%, 7/18/20             Agy                9,149       9,156
  ## 98-22 FA REMIC
   5.336%, 4/18/22             Agy               25,610      25,585
  ## 98-40 F
   5.238%, 6/17/28             Agy               28,924      28,833
  186 IO
   8.00%, 8/1/27               Agy               39,774       7,787
  191 IO
   8.00%, 1/1/28               Agy               26,185       5,380
  270-2 IO
   8.50%, 9/1/23               Agy               48,391      10,548
  274-2 IO
   8.50%, 10/1/25              Agy                7,337       1,566
  275-2 IO
   8.00%, 11/1/26              Agy               24,376       4,719
  281-2 IO
   9.00%, 11/1/26              Tsy               10,663       2,311
  291-2 IO
   8.00%, 11/1/27              Agy               50,163      10,040
  G92-53 S Inv Fl IO
  REMIC
   38.813%, 9/25/22            Agy                1,434       1,114

                              RATINGS        FACE
                             (STANDARD      AMOUNT      VALUE
                             & POOR'S)      (000)       (000)!
-------------------------------------------------------------------
## First Boston Mortgage
  Securities Corp.,
  Series 87-B2 IO
   8.985%, 4/25/17             AAA           $       38  $        8
Government National
  Mortgage Association,
  Series:
  96-12 S Inv Fl IO
  REMIC
   3.50%, 6/16/26              Tsy                1,172          80
  96-13 S Inv Fl IO
  REMIC
   4.15%, 7/16/11              Tsy                  521          44
  96-17 S Inv Fl IO
  REMIC
   3.55%, 8/16/26              Tsy                1,889         134
+ Kidder Peabody
  Mortgage Assets Trust,
  Series 87-B IO
   9.50%, 4/22/18              Aaa                   61          13
-------------------------------------------------------------------
GROUP TOTAL                                                 176,484
-------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (0.6%)
American Housing Trust,
  Series V 1G
   9.125%, 4/25/21             AAA                4,375       4,644
+ Citicorp Mortgage
  Securities, Inc.,
  Series 90-7 A7
   9.50%, 6/25/05              Baa3                  54          53
sec.## Kidder Peabody
  Funding Corp.,
  Series 92-4 B2
   8.285%, 5/28/22
   (acquired 8/5/92,
   cost $4,768)                N/R                4,770       4,580
Mid-State Trust II,
  Series 88-2 A4
   9.625%, 4/1/03              AAA                2,291       2,438
## Morserv, Inc.,
  Series 96-2 1A1
   5.79%, 11/25/26             AAA               14,830      14,876
sec.+Prudential Home
  Mortgage Securities
  Co., Inc., Series
  93-17 B1
   6.50%, 3/1/23
   (acquired 10/13/94,
   cost $8)                    A2                     9           9
Rural Housing Trust,
  Series 87-1 B1 REMIC
   3.33%, 10/1/28              A-                 1,664       1,639
-------------------------------------------------------------------
GROUP TOTAL                                                  28,239
-------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                              RATINGS        FACE
                             (STANDARD      AMOUNT      VALUE
                             & POOR'S)      (000)       (000)!
-------------------------------------------------------------------
COMMERCIAL MORTGAGES (2.8%)
+ American Southwest
  Financial Securities
  Corp.,
  Series 95-C1 A1B
   7.40%, 11/17/04             Aaa           $    8,015  $    8,163
Asset Securitization
  Corp.,
  Series:
  ## 95-MD4 A1
   7.10%, 8/13/29              AAA               27,597      28,345
  96-MD6 A1B
   6.88%, 11/13/26             AAA                  125         127
  96-MD6 A1C
   7.04%, 11/13/26             AAA                8,150       8,348
  +## 97-D5 PS1 IO
   1.574%, 2/14/41             Aaa               93,843       8,741
(+) Beverly Finance
  Corp., Series 94-1
   8.36%, 7/15/04              AA-                  125         133
(+) Carousel Center
  Finance, Inc.,
  Series:
  1 A1
   6.828%, 11/15/07            AA                 6,200       6,225
  1 C
   7.527%, 10/15/07            BBB+               4,681       4,712
(+) Creekwood Capital
  Corp., Series 95-1A
   8.47%, 3/16/15              AA                 5,479       6,054
Crystal Run Properties,
  Inc.,
  Series A
   7.393%, 8/15/11             AA                10,925      11,250
(+) DLJ Mortgage
  Acceptance Corp.,
  Series:
  96-CF2 A1B
   7.29%, 11/12/21             AAA                2,305       2,389
  97-CF1 S IO
   1.097%, 3/15/17             AAA               73,949       3,689
## Federal National
  Mortgage Association,
  Series 93-M2 B IO
   2.68%, 11/25/23             Agy                  127           1
+## GMAC Commercial
  Mortgage Securities,
  Inc.,
  Series:
  96-C1 X2 IO
   1.874%, 3/15/21             Aaa               35,388       2,354
  97-C2 X IO
   1.26%, 4/15/27              Aaa              156,940      10,065
+## GS Mortgage
  Securities Corp. II,
  Series 97-GL X2 IO
   1.038%, 7/13/30             Aaa               36,951       1,621
## Merrill Lynch
  Mortgage Investors,
  Inc., Series 96-C2 IO
   1.547%, 11/21/28            AAA               38,144       2,732

                              RATINGS        FACE
                             (STANDARD      AMOUNT      VALUE
                             & POOR'S)      (000)       (000)!
-------------------------------------------------------------------
Mortgage Capital
  Funding, Inc.,
  Series 95-MC1 A1B
   7.60%, 5/25/27              AAA           $    6,303  $    6,385
Nomura Asset Securities
  Corp.,
  Series:
  94-MD1 A1B
   7.526%, 3/15/18             N/R                  191         192
  ## 94-MD1 A2
   7.666%, 3/15/18             N/R                   65          67
  94-MD1 A3
   8.026%, 3/15/18             N/R                4,314       4,463
(+) Park Avenue Finance
  Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07              N/R               11,364      11,938
(+) Prime Property
  Funding II,
  Series 1 A
   6.633%, 7/23/03             AA                 4,834       4,829
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1 IO
   1.219%, 2/25/28             N/R               44,518       2,294
  96-CFL X1A IO
   1.219%, 2/25/28             N/R               33,076         466
  96-CFL X2 IO
   1.152%, 2/25/28             N/R               12,243         275
-------------------------------------------------------------------
GROUP TOTAL                                                 135,858
-------------------------------------------------------------------
ENERGY (0.2%)
(+) Excel Paralubes
  Funding
   7.43%, 11/1/15              A-                 7,200       7,486
Mobile Energy Services
   8.665%, 1/1/17              CCC                8,738       2,971
-------------------------------------------------------------------
GROUP TOTAL                                                  10,457
-------------------------------------------------------------------
FINANCE (9.6%)
(+) Anthem Insurance
  Cos., Inc.,
  Series A
   9.00%, 4/1/27               BBB+              10,785      11,216
Associates Corp. of
  North America
   6.95%, 11/1/18              AA-                3,460       3,519
Banc One Home Equity
  Trust,
  Series 99-1 A1
   6.06%, 1/25/12              AAA               24,325      24,336
BankAmerica Capital
  Corp.
   5.875%, 2/15/09             A+                 4,975       4,807
BankAmerica
  Institutional,
  Series A
   8.07%, 12/31/26             A-                20,510      21,565

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
FIXED INCOME
PORTFOLIO (UNAUDITED)

                             RATINGS          FACE
                             (STANDARD       AMOUNT      VALUE
(CONT'D)                     & POOR'S)       (000)       (000)!
-------------------------------------------------------------------
BT Institutional Capital
  Trust,
  Series A
   8.09%, 12/1/26              BBB           $   19,030  $   19,605
  Series B
   7.90%, 1/15/27              BBB                4,915       5,015
Chase Manhattan Corp.
   6.00%, 2/15/09              A                  9,675       9,429
EOP Operating LP
   6.763%, 6/15/07             BBB                9,425       9,379
   6.80%, 1/15/09              BBB                7,500       7,452
   7.25%, 6/15/28              BBB                2,500       2,420
Equifax, Inc.
   6.90%, 7/1/28               A-                 8,835       8,812
Equitable Companies,
  Inc.
   6.50%, 4/1/08               A                 11,200      11,321
(+) Equitable Life
  Assurance Society of
  the U.S.,
  Series 1A
   6.95%, 12/1/05              A                 16,592      17,179
(+) Farmers Exchange
  Capital
   7.05%, 7/15/28              A                 10,340       9,908
(+) Farmers Insurance
  Exchange
   8.625%, 5/1/24              A                 16,395      18,566
(+) First Chicago NBD
  Corp.,
  Series A
   7.95%, 12/1/26              A-                16,565      17,287
First Union
  Institutional Capital,
  Series I
   8.04%, 12/1/26              BBB+              19,235      20,227
First Union National
  Bank
   6.50%, 12/1/28              A                  1,880       1,776
(+) Florida Property &
  Casualty
   7.375%, 7/1/03              A-                 9,200       9,503
(+) Florida Windstorm
   6.70%, 8/25/04              A-                 7,430       7,513
Golden State Holdings
  Escrow Corp.
   7.125%, 8/1/05              BB+               17,920      17,931
(+) Goldman Sachs Group
  LP
   6.50%, 2/25/09              A+                12,635      12,525
HMH Properties,
  Series A
   7.875%, 8/1/05              BB                19,380      18,922
Lehman Brothers Holdings
   8.50%, 8/1/15               A                  5,000       5,406
   8.80%, 3/1/15               A                  5,210       5,822
(+) Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23              A+                14,770      14,818
   7.80%, 11/1/25              A+                 4,845       5,328
Nationsbank Corp.
   6.80%, 3/15/28              A                  3,580       3,522
(+) Nationwide Mutual
  Life Insurance Co.
   7.50%, 2/15/24              A+                20,055      19,786

                              RATINGS        FACE
                             (STANDARD      AMOUNT      VALUE
                             & POOR'S)      (000)       (000)!
-------------------------------------------------------------------
(+) New York Life
  Insurance Co.
   7.50%, 12/15/23             AA-           $    6,105  $    6,125
PNC Institutional
  Capital,
  Series A
   7.95%, 12/15/26             BBB+              17,765      18,434
(+) Prime Property
  Funding II
   6.80%, 8/15/02              A                 11,970      11,965
   7.00%, 8/15/04              A                  8,640       8,647
Prudential Insurance Co.
   8.30%, 7/1/25               A-                19,475      22,572
Washington Mutual
  Capital
   8.206%, 2/1/27              BBB-               8,805       9,238
   8.375%, 6/1/27              BBB-               7,500       8,014
(+) World Financial
  Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13               AA-               10,627      10,787
  96 WFP-D
   6.95%, 9/1/13               AA-               21,255      21,627
-------------------------------------------------------------------
GROUP TOTAL                                                 462,304
-------------------------------------------------------------------
INDUSTRIALS (8.8%)
American Standard Cos.
   7.375%, 4/15/05             BB-               10,270      10,058
Browning-Ferris
  Industries, Inc.
   7.40%, 9/15/35              A-                16,720      14,381
Columbia/HCA Healthcare
  Corp.
   7.05%, 12/1/27              BB+                  530         415
   7.19%, 11/15/15             BB-               10,080       8,356
   7.58%, 9/15/25              BB+               10,540       8,837
   7.69%, 6/15/25              BB+                2,300       1,934
   8.70%, 2/10/10              BB+                1,395       1,381
   9.00%, 12/15/14             BB+                6,515       6,657
Continental Airlines,
  Series 97-1 A7
   7.461%, 4/1/15              AA+                4,703       4,907
Continental Cablevision
   8.30%, 5/15/06              BBB               11,230      12,406
Cox Communications, Inc.
   6.80%, 8/1/28               A-                 3,925       3,880
CSC Holdings, Inc.
   7.25%, 7/15/08              BB+                1,280       1,301
   7.875%, 12/15/07            BB+               18,145      19,120
DR Structured Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10              BB                10,175       9,691
  93-K1 A2
   7.43%, 8/15/18              BB                   260         245
  94-K1 A1
   7.60%, 8/15/07              BB                 6,419       6,416
  94-K2 A2
   9.35%, 8/15/19              BB+                3,890       4,056
Enron Corp.
   6.95%, 7/15/28              BBB+              16,180      15,687

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                              RATINGS        FACE
                             (STANDARD      AMOUNT      VALUE
                             & POOR'S)      (000)       (000)!
-------------------------------------------------------------------
(+) Federated Department
  Stores, Inc.
   6.90%, 4/1/29               BBB+          $   13,120  $   12,812
(+) Florida Windstorm
   7.125%, 2/25/19             AAA               12,970      13,017
Ford Motor Co.
   6.625%, 10/1/28             A                 13,975      13,527
Fred Meyer, Inc.
   7.375%, 3/1/05              BB+               12,870      13,344
   7.45%, 3/1/08               BB+                3,980       4,194
General Motors Corp.
   6.75%, 5/1/28               A                 13,980      13,752
Harrahs Operating Co.,
  Inc.
   7.50%, 1/15/09              BBB-               7,785       7,870
Kmart Funding Corp.,
  Series F
   8.80%, 7/1/10               BB+                7,905       8,252
Lenfest Communications,
  Inc.
   7.625%, 2/15/08             BB+               13,510      13,933
   8.375%, 11/1/05             BB+               10,900      11,684
(+) Lowe's Companies,
  Inc.
   6.50%, 3/15/29              A                 14,895      14,180
Monsanto Co.
   6.60%, 12/1/28              A                 23,810      22,737
News America, Inc.
   7.28%, 6/30/28              BBB-              19,840      19,885
   8.875%, 4/26/23             BBB-                 870       1,024
(+) Oxymar
   7.50%, 2/15/16              BBB                6,175       5,452
# Rhone-Poulenc Rorer,
  Inc., Series 92-A 3
   8.62%, 1/5/21               BBB-               8,535       9,152
Saks, Inc.
   7.375%, 2/15/19             BB+               11,605      11,292
(+) Scotia Pacific Co.
  LLC
   7.71%, 7/20/28              BBB               27,920      22,356
(+) Tenet Healthcare
  Corp.
   7.625%, 6/1/08              BB+               14,220      13,663
Tennessee Gas Pipeline
   7.00%, 10/15/28             BBB               12,355      12,248
Time Warner Cos., Inc.
   6.625%, 5/15/29             BBB               11,760      11,279
   6.95%, 1/15/28              BBB                2,570       2,573
   7.57%, 2/1/24               BBB               13,295      14,212
Union Pacific Co.
   6.625%, 2/1/29              BBB-               2,615       2,459
Union Pacific Resources
  Corp.,
  Series E
   6.79%, 11/9/07              BBB-               5,450       5,545
USA Waste Services
   7.00%, 7/15/28              BBB+              13,105      13,055
-------------------------------------------------------------------
GROUP TOTAL                                                 423,225
-------------------------------------------------------------------

                              RATINGS         FACE
                             (STANDARD       AMOUNT      VALUE
                             & POOR'S)       (000)       (000)!
-------------------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.2%)
Bank of America,
  Series A
   8.375%, 5/1/07              AAA           $      285  $      285
sec. Household Bank,
  Series 85-1 CMO
   7.94%, 5/1/02
   (acquired 6/22/94,
   cost $146)                  N/R                  154         154
sec.## Magnolia Federal
  Bank, Series 84-2
   9.12%, 10/1/07
   (acquired 5/1/87,
   cost $615)                  N/R                  627         643
## Resolution Trust
  Corp.,
  Series 92-5 C
   8.611%, 1/25/26             AA                 2,674       2,658
Ryland Acceptance
  Corp. IV,
  Series 79-A
   6.65%, 7/1/11               AA                 3,599       3,237
-------------------------------------------------------------------
GROUP TOTAL                                                   6,977
-------------------------------------------------------------------
TELEPHONES (1.8%)
AT&T Corp.
   6.50%, 3/15/29              AA-               15,550      15,228
Comcast Cable
  Communications
   8.375%, 5/1/07              BBB-               4,485       5,046
Intermedia
  Communications Inc.,
  Series B
   8.50%, 1/15/08              B                  2,705       2,698
   8.60%, 6/1/08               B                 16,845      16,845
   8.875%, 11/1/07             B                  2,425       2,446
MCI WorldCom, Inc.
   6.95%, 8/15/28              BBB+              26,935      27,408
# Qwest Communications
  International, Inc.,
  Series B
   0.00%, 2/1/08               BB+               23,820      18,312
-------------------------------------------------------------------
GROUP TOTAL                                                  87,983
-------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
FIXED INCOME
PORTFOLIO (UNAUDITED)

                             RATINGS         FACE
                             (STANDARD      AMOUNT      VALUE
(CONT'D)                     & POOR'S)      (000)       (000)!
-------------------------------------------------------------------
TRANSPORTATION (1.1%)
Continental Airlines,
  Series:
  98-1 A
   6.648%, 9/15/17             AA+           $   18,249  $   18,406
  99-1 A
   6.545%, 8/2/20              AA+                4,810       4,765
(+) Jet Equipment Trust,
  Series:
  94-A A11
   10.00%, 6/15/12             A                    275         334
  95-5A C
   10.69%, 11/1/13             BBB-               9,065      11,121
Union Pacific Co.
   6.625%, 2/1/08              BBB-              12,495      12,606
   7.125%, 3/1/28              BBB-               7,290       7,302
-------------------------------------------------------------------
GROUP TOTAL                                                  54,534
-------------------------------------------------------------------
U.S. TREASURY SECURITIES (15.2%)
!! U.S. Treasury Bond
   8.75%, 8/15/20              Tsy               34,025      45,615
U.S. Treasury Notes
   3.375%, 1/15/07
   (Inflation Indexed)         Tsy              200,614     192,965
   3.625%, 7/15/02
   (Inflation Indexed)         Tsy               97,259      96,562
   !! 3.625%, 1/15/08
   (Inflation Indexed)         Tsy               88,986      86,816
   4.50%, 1/31/01              Tsy               86,675      85,916
   4.75%, 11/15/08             Tsy               91,350      87,996
   6.625%, 5/15/07             Tsy               53,650      57,850
   7.50%, 2/15/05              Tsy               60,400      66,959
U.S. Treasury Strip
   2/15/19                     Tsy               45,400      13,752
-------------------------------------------------------------------
GROUP TOTAL                                                 734,431
-------------------------------------------------------------------
UTILITIES (0.7%)
CMS Energy Corp.
   7.50%, 1/15/09              BB                12,395      12,616
(+) CMS Panhandle
  Holdings Co.
   7.00%, 7/15/29              BBB-               2,420       2,378
(+) Edison Mission
  Energy Funding Corp.,
  Series B
   7.33%, 9/15/08              BBB               10,650      10,859
Niagara Mohawk Power,
  Series G
   7.75%, 10/1/08              BB+                7,804       8,378
-------------------------------------------------------------------
GROUP TOTAL                                                  34,231
-------------------------------------------------------------------

                              RATINGS        FACE
                             (STANDARD      AMOUNT      VALUE
                             & POOR'S)      (000)       (000)!
-------------------------------------------------------------------
YANKEE (7.8%)
(+) Alcoa Aluminio S.A.,
  Series 96-1
   7.50%, 12/16/08             BBB           $   18,237  $   16,723
(+) AST Research, Inc.
   7.45%, 10/1/02              BB-               17,075      16,078
Cable & Wireless
  Communications plc
   6.75%, 12/1/08              A-                14,930      14,991
Empresa Nacional
  Electricidad
   7.325%, 2/1/37              A-                 6,305       5,900
   7.75%, 7/15/08              A-                17,215      16,672
Glencore Nickel Property
  Ltd.
   9.00%, 12/1/14              BB+               14,370      12,304
Grupo Minero Mexicano
  S.A. de CV,
  Series A
   8.25%, 4/1/08               BB                15,270      12,750
(+) Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17               A                 28,435      25,273
(+) Hyundai
  Semiconductor America
   8.25%, 5/15/04              B                  2,755       2,358
   8.625%, 5/15/07             B                 11,032       8,845
(+) Israel Electric
  Corp., Ltd.
   7.25%, 12/15/06             A-                 3,075       3,058
   7.75%, 12/15/27             A-                17,545      16,730
Korea Development Bank
   7.375%, 9/17/04             BBB-              24,636      24,070
Multicanal S.A.
   10.50%, 2/1/07              BB-                4,335       3,881
   10.50%, 4/15/18             BB+                9,415       7,842
National Power Corp.
   7.875%, 12/15/06            BB+               11,140      10,227
   8.40%, 12/15/16             BB+                8,315       7,086
(+) Oil Purchase Co.
   7.10%, 4/30/02              BBB               16,561      15,856
(+) Paiton Energy
  Funding
   9.34%, 2/15/14              CCC               11,245       1,912
(+) Petroliam Nasional
  Bhd.
   7.125%, 10/18/06            BBB-              16,600      15,356
(+) Petrozuata Finance,
  Inc.
   8.22%, 4/1/17               BB+               23,320      17,011
(+) Ras Laffan Liquefied
  Natural Gas Co.
   8.294%, 3/15/14             BBB+              32,735      30,788
# Republic of Argentina,
  Series L
   5.00%, 3/31/23              BB                 1,395         965
Republic of Argentina
  Par
   # 7.33%, 3/31/23            BB                14,755      10,209
  Series L 'Euro'
   6.00%, 3/31/23              BB                19,655      13,599

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                              RATINGS        FACE
                             (STANDARD      AMOUNT      VALUE
                             & POOR'S)      (000)       (000)!
-------------------------------------------------------------------
Republic of Colombia
   8.70%, 2/15/16              BBB-          $   19,600  $   15,892
   10.875%, 3/9/04             BBB-               4,270       4,429
Rogers Cablesystems
  Ltd., Series B
   10.00%, 3/15/05             BB+                7,500       8,456
Rogers Cantel, Inc.
   8.30%, 10/1/07              BB+                5,520       5,768
(+) Samsung Electronics
  Co.
   8.50%, 11/1/02              BB-                1,500       1,475
United Mexican States
  Par Bond,
  Series A
   6.25%, 12/31/19             BB                37,520      29,477
-------------------------------------------------------------------
GROUP TOTAL                                                 375,981
-------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $5,887,514)                                             5,839,230
-------------------------------------------------------------------
PREFERRED STOCKS (1.2%)
-------------------------------------------------------------------
                                                 SHARES
                                                 ------
MORTGAGE-OTHER (1.2%)
(+)+ Home Ownership
  Funding Corp.
  13.331% (Cost $55,276)       Aaa               64,475      58,224
-------------------------------------------------------------------
RIGHTS (0.0%)
-------------------------------------------------------------------
MISC-INDUSTRIALS (0.0%)
*@ United Mexican States
  Recovery Rights,
  expiring 6/30/03 (Cost
  $0)                          N/R           10,975,000          --
-------------------------------------------------------------------
STRUCTURED INVESTMENT (0.0%)-SEE NOTE A7
-------------------------------------------------------------------
                                                   FACE
                                                 AMOUNT
                                                  (000)
                                                -------
Morgan Guaranty Trust
  Company, 11/20/05;
  monthly payments equal
  to 1% per annum of the
  outstanding notional
  balance, indexed to
  GNMA ARM pools (Cost
  $5,558)                      N/R           $   94,540       1,051
-------------------------------------------------------------------

                              RATINGS         FACE
                             (STANDARD       AMOUNT      VALUE
                             & POOR'S)       (000)       (000)!
-------------------------------------------------------------------
INTEREST RATE CAPS (0.0%)-SEE NOTE A6
-------------------------------------------------------------------
@(+) Bankers Trust Co.,
  terminating 10/15/99,
  to receive on 10/15/99
  the excess, as
  measured on 10/15/98,
  of 12 month LIBOR over
  6.34% multiplied by
  the notional amount.         A-            $    2,800  $       --
@ J.P. Morgan and Co.,
  terminating 10/15/99,
  to receive on 10/15/99
  the excess, as
  measured on 10/15/98,
  of 12 month LIBOR over
  6.34% multiplied by
  the notional amount.         AA-              778,400          --
-------------------------------------------------------------------
TOTAL INTEREST RATE CAPS (Premium Paid $3,301)                   --
-------------------------------------------------------------------
CASH EQUIVALENTS (21.9%)
-------------------------------------------------------------------
Short-term Investments Held as
  Collateral for Loaned
  Securities (6.8%)                     327,958             327,958
-------------------------------------------------------------------
DISCOUNT NOTES (9.8%)
Federal Home Loan Bank
   4.66%, 4/23/99                       140,100             139,696
   4.78%, 4/15/99                        11,100              11,079
Federal Home Loan Mortgage
  Corporation
   4.75%, 4/14/99                        45,720              45,642
   4.75%, 5/14/99                        50,000              49,715
   4.76%, 5/18/99                         3,200               3,180
   4.76%, 5/26/99                        34,600              34,349
   4.77%, 4/19/99                        50,000              49,881
Federal National Mortgage
  Association
   4.74%, 4/15/99                        50,000              49,908
   4.75%, 5/24/99                        60,000              59,581
   4.76%, 4/28/99                        29,000              28,896
-------------------------------------------------------------------
GROUP TOTAL                                                 471,927
-------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
FIXED INCOME
PORTFOLIO (UNAUDITED)

                                   FACE
                                  AMOUNT      VALUE
(CONT'D)                          (000)       (000)!
------------------------------------------------------
REPURCHASE AGREEMENT (5.3%)
Chase Securities, Inc. 4.80%,
  dated 3/31/99, due 4/1/99,
  to be repurchased at
  $256,749, collateralized by
  various U.S. Government
  Obligations, due
  4/1/99-2/28/01, valued at
  $259,018                      $  256,715  $  256,715
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $1,056,600)     1,056,600
------------------------------------------------------
TOTAL INVESTMENTS (144.1%) (Cost
  $7,008,249)                                6,955,105
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-44.1%)
Cash                                             1,339
Interest Receivable                             52,602
Receivable for Investments Sold                 13,339
Receivable for Forward Commitments             133,820
Receivable for Fund Shares Sold                  7,262
Other Assets                                       165
Payable for Investments Purchased                 (690)
Payable for Forward Commitments             (1,997,925)
Payable for Fund Shares Redeemed                (4,948)
Payable for Investment Advisory Fees            (4,517)
Payable for Administrative Fees                   (329)
Payable for Shareholder Servicing
  Fees-Investment Class                             (4)
Payable for Distribution Fees-Adviser
  Class                                            (29)
Payable for Trustees' Deferred
  Compensation Plan-Note F                        (165)
Payable for Daily Variation on Futures
  Contracts                                       (704)
Unrealized Loss on Swap Agreements                (246)
Collateral on Securities Loaned, at Value     (327,958)
Other Liabilities                                 (558)
                                            ----------
                                            (2,129,546)
------------------------------------------------------
NET ASSETS (100%)                           $4,825,559
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 396,074,939 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)              $4,650,620
------------------------------------------------------
NET ASSET VALUE PER SHARE                   $    11.74
------------------------------------------------------
INVESTMENT CLASS
------------------------------------------------------
NET ASSETS
Applicable to 3,172,331 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)              $   37,274
------------------------------------------------------
NET ASSET VALUE PER SHARE                   $    11.75
------------------------------------------------------

                                              VALUE
                                              (000)!
------------------------------------------------------
ADVISER CLASS
------------------------------------------------------
NET ASSETS
Applicable to 11,719,382 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)              $  137,665
------------------------------------------------------
NET ASSET VALUE PER SHARE                   $    11.75
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                             $4,842,000
Undistributed Net Investment Income (Loss)      83,926
Undistributed Realized Net Gain (Loss)         (46,772)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                        (53,144)
  Foreign Currency Transactions                     (8)
  Futures and Swaps                               (443)
------------------------------------------------------
NET ASSETS                                  $4,825,559
------------------------------------------------------

sec.    Restricted Security-Total market value of restricted
         securities owned at March 31, 1999 was $5,386 or
         0.1% of net assets.
!       See Note A1 to Financial Statements.
*       Non-income producing security.
(+)     144A Security. Certain conditions for public sale
         may exist.
!!      A portion of these securities was pledged to cover
         margin requirements for future contracts.
+       Moody's Investors Service, Inc. rating. Security is
         not rated by Standard & Poor's Corporation.
#       Step Bond-Coupon rate increases in increments to
         maturity. rate disclosed is as of March 31, 1999.
         Maturity date disclosed is the ultimate maturity.
##      Variable or floating rate security-rate disclosed is
         as of March 31, 1999.
@       Value is less than $500.
CMO     Collateralized Mortgage Obligation
Inv Fl  Inverse Floating Rate-Interest rate fluctuates with
         an inverse relationship to an associated interest
         rate. Indicated rate is the effective rate at March
         31, 1999.
IO      Interest Only
LIBOR   London Interbank Offer Rate
N/R     Not rated by Moody's Investors Service, Inc., or
         Standard & Poor's Corporation.
PAC     Planned Amortization Class
PO      Principal Only
REMIC   Real Estate Mortgage Investment Conduit
TBA     Security is subject to delayed delivery. See note A8
         to Financial Statements.
YMA     Yield Maintenance Agreement

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

DOMESTIC FIXED INCOME
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Domestic Fixed Income Portfolio invests in all sectors of the domestic investment-grade bond market. Miller Anderson & Sherrerd constructs a diversified fund with a maturity and duration structure reflecting long-term views on interest rates and inflation. MAS selects investments in U.S. Treasuries, agencies, corporates, mortgages and other fixed-income securities based upon relative value in the marketplace.

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/99*

                       MAS DOMESTIC FIXED INCOME
                      ---------------------------       SALOMON
                      INSTITUTIONAL#     ADVISER@     BROAD INDEX
                      -------------------------------------------
SIX MONTHS                 0.10%           0.10%         (0.06)%
ONE YEAR                   5.50            5.50           6.50
FIVE YEARS                 7.27            7.27           7.81
TEN YEARS                  9.45            9.45           9.13

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

# Represents an investment in the Institutional Class.

@ Represents an investment in the Adviser Class which commenced operations 3/1/99. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class. It is expected that, over time, returns for the Adviser Class will be lower than for the other classes due to the higher expenses charged.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

On December 19, 1994, shareholders approved a change in the Portfolio's investment policies to emphasize fixed-income securities of domestic issuers rated A or higher. Shareholders then voted on May 1, 1997, to permit the Portfolio to invest a limited portion of its assets in fixed-income securities of domestic issuers rated BBB at the time of purchase. The Portfolio's performance pattern may have been affected by these changes.

* Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (124.9%)

--------------------------------------------------------------
                                 RATINGS       FACE
                                (STANDARD     AMOUNT    VALUE
MARCH 31, 1999                   & POOR'S)    (000)     (000)!
--------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (69.4%)
Federal Home Loan Mortgage
  Corporation, Conventional
  Pools:
   10.00%, 11/1/20                 Agy          $    221  $    241
   11.50%, 8/1/19                  Agy               437       494
   12.50%, 4/1/14                  Agy                21        24
  Gold Pools:
   10.00%, 6/1/17-3/1/21           Agy             1,204     1,321
   12.00%, 11/1/19                 Agy                62        70
  April TBA
   6.00%, 4/15/29                  Agy             8,425     8,188
Federal National Mortgage
  Association, Conventional
  Pools:
   9.50%, 2/1/20-8/1/20            Agy               414       449
   10.00%, 8/1/18-2/1/25           Agy               666       730
   10.50%, 11/1/10-2/1/28          Agy               801       875
   11.00%, 9/1/19-9/1/20           Agy             1,274     1,428
   11.50%, 11/1/19-9/1/25          Agy               711       805
  April TBA
   6.00%, 4/25/29                  Agy            77,250    75,065
   6.50%, 4/25/29                  Agy               750       729
Government National Mortgage
  Association: Adjustable
  Rate Mortgages:
   6.00%, 7/20/27-9/20/27          Tsy             6,390     6,485
   6.50%, 10/20/27-1/20/28         Tsy             1,214     1,230
   6.875%, 4/20/25-6/20/25         Tsy             1,537     1,565
   7.00%, 2/20/25-8/20/25          Tsy               816       831
  Various Pools:
   6.00%, 2/20/27                  Tsy               146       148
   9.00%, 11/15/17                 Tsy               437       470
   9.50%, 12/15/17-12/15/21        Tsy             3,308     3,594
   10.00%, 8/15/17-10/15/28        Tsy             2,889     3,167
   10.50%, 2/15/13-2/15/25         Tsy             1,208     1,335
   11.00%, 12/15/09-7/15/20        Tsy               542       609
   11.50%, 8/15/13                 Tsy               391       444
   12.00%, 12/15/12-2/15/15        Tsy               195       222
------------------------------------------------------------------
GROUP TOTAL                                                110,519
------------------------------------------------------------------
ASSET BACKED CORPORATES (14.3%)
Advanta Mortgage Loan Trust,
  Series 97-4 A2
   6.53%, 9/25/12                  AAA               813       813
(+) Aegis Auto Receivables
  Trust, Series 95-1 A
   8.60%, 3/20/02                  N/R                34        34
Americredit Automobile
  Receivables Trust,
  Series 96-B A
   6.50%, 1/12/02                  AAA               131       132

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

DOMESTIC FIXED INCOME
PORTFOLIO (UNAUDITED)

                              RATINGS         FACE
                              (STANDARD      AMOUNT    VALUE
(CONT'D)                      & POOR'S)      (000)     (000)!
-------------------------------------------------------------------
Arcadia Automobile
  Receivables Trust,
  Series 98-A A3
   5.90%, 11/15/02               AAA         $    775  $    776
Banc One Home Equity Trust,
  Series 99-1 A1
   6.06%, 1/25/12                AAA              800       800
BankBoston Home Equity
  Loan Trust,
  Series 98-2 1A
   6.28%, 11/25/10               AAA              549       549
Block Mortgage Finance Inc.,
  Series 99-1 A1
   5.94%, 9/25/13                AAA              720       719
## Citibank Credit Card
  Master Trust I,
  Series 99-1 A1
   4.949%, 5/15/02               AAA              550       550
Comed Transitional Funding
  Trust,
  Series 98-1 A1
   5.38%, 3/25/02                AAA              700       700
Contimortgage Home Equity
  Loan Trust,
  Series 99-1 A1
   6.01%, 12/25/13               AAA              775       774
CPS Auto Grantor Trust,
  Series 97-2 A
   6.65%, 10/15/02               AAA              142       143
Daimler Benz Auto Grantor
  Trust, Series 97-A A
   6.05%, 3/31/05                AAA              162       162
Daimler Benz Vehicle Trust,
  Series 98-A A2
   5.23%, 12/20/01               AAA              800       799
Delta Funding Home Equity
  Loan Trust,
  Series 98-4 A1F
   6.16%, 2/15/16                AAA              374       375
EQCC Home Equity Loan Trust,
  Series 98-2 A1F
   6.235%, 4/15/08               AAA              916       917
(+) First Merchants Auto
  Receivables Corp.,
  Series 97-2 A1
   6.85%, 11/15/02               AAA              167       168
First Plus Home Loan Trust,
  Series 97-3 A2
   6.48%, 9/10/08 AAA
First Security Auto Grantor
  Trust, Series:
  97-B A
   6.14%, 4/15/03                AAA              318       320
  98-A A
   5.97%, 4/15/04                AAA              541       544
## First USA Credit Card
  Master Trust,
  Series 97-10 A
   5.026%, 9/17/03               AAA              375       375

                               RATINGS        FACE
                              (STANDARD      AMOUNT    VALUE
                              & POOR'S)      (000)     (000)!
-------------------------------------------------------------------
Ford Credit Auto Owner
  Trust, Series 97-B A3
   6.05%, 4/15/01                AAA         $  1,234  $  1,238
General Motors Acceptance
  Corp.,
  Series 97-A A
   6.50%, 4/15/02                AAA            1,186     1,194
Green Tree Financial Corp.,
  Series:
  97-7 A3
   6.18%, 9/15/09                AAA              236       237
  + 98-1 A2
   5.85%, 11/1/29                Aaa              375       376
  98-C A1
   5.95%, 7/15/29                AAA              187       187
Greenpoint Manufactured
  Housing,
  Series 99-1 A1
   5.78%, 12/15/09               AAA              737       736
(+) Health Care Receivables
  Securitization Program,
  Series 97-1 A
   6.815%, 7/1/01                N/R              200       203
Honda Auto Receivables
  Grantor Trust,
  Series 97-A A
   5.85%, 2/15/03                AAA              260       261
Honda Auto Receivables Owner
  Trust,
  Series 99-1 A2
   5.186%, 6/15/01               AAA              625       625
IMC Home Equity Loan Trust,
  Series 98-1 A2
   6.31%, 12/20/12               AAA              400       401
(+) Long Beach Acceptance
  Auto Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04                AAA              138       138
MMCA Automobile Trust,
  Series:
  97-1 A3
   6.06%, 5/15/01                AAA              825       827
  99-1 A2
   5.43%, 1/15/04                AAA              775       774
(+) National Car Rental
  Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03               N/R              375       385
Nissan Auto Receivables
  Grantor Trust,
  Series 97-A A
   6.15%, 2/15/03                AAA              863       868
Provident Bank Home Equity
  Loan Trust,
  Series 98-4 A1
   6.28%, 11/25/13               AAA              609       610
(+) Rental Car Finance
  Corp., Series 97-1 A2
   6.45%, 8/25/05                AA               450       450

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                RATINGS       FACE
                               (STANDARD     AMOUNT     VALUE
                               & POOR'S)     (000)      (000)!
--------------------------------------------------------------
+## Residential Funding
  Mortgage Securities Co.,
  Inc., Series 98-HI2 A1
   5.696%, 2/25/10                Aaa         $    265   $    265
(+) Team Fleet Financing
  Corp.,
  Series:
  96-1 A
   6.65%, 12/15/02                A-               250        252
  97-1 A
   7.35%, 5/15/03                 A-               600        615
Union Acceptance Corp.,
  Series 96-B A
   6.45%, 7/9/03                  AAA              917        925
USAA Auto Loan Grantor
  Trust, Series 97-1 A
   6.00%, 5/15/04                 AAA              717        721
WFS Financial Owner Trust,
  Series 97-C A3
   6.10%, 3/20/02                 AAA              297        298
World Omni Automobile Lease
  Securitization Corp.,
  Series 97-B A2
   6.08%, 11/25/03                AAA              524        526
-----------------------------------------------------------------
GROUP TOTAL                                                22,762
-----------------------------------------------------------------
ASSET BACKED MORTGAGES (0.2%)
Cityscape Home Equity Loan
  Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26                N/R            5,141        112
  (+) 96-3 A YMA,
   10/25/26                       N/R            5,141          7
Contimortgage Home Equity
  Loan Trust,
  Series:
  96-4 A11 I IO
   1.10%, 1/15/28                 AAA            2,943         68
  96-4 A12 I IO
   1.05%, 1/15/28                 AAA              622         15
  (+) 96-4 A12 YMA,
   1/15/28                        AAA            3,565          5
  97-1 A10 I IO
   1.10%, 3/15/28                 AAA            3,662         86
  97-1 A10 I YMA,
   3/15/28                        N/R            3,662          5
-----------------------------------------------------------------
GROUP TOTAL                                                   298
-----------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (3.4%)
Collateralized Mortgage
  Obligation Trust, Series
  16-Q Inv Fl
   12.625%, 3/20/18               AAA               75        80

                                RATINGS       FACE
                               (STANDARD     AMOUNT     VALUE
                               & POOR'S)     (000)      (000)!
--------------------------------------------------------------
Federal Home Loan Mortgage
  Corporation,
  Series:
  63-SA IO
   1.50%, 6/17/27                 Agy         $  2,037   $     70
  ## 1546-FC REMIC PAC (11)
   5.50%, 12/15/21                Agy              316        316
  1632-SA Inv Fl REMIC
   6.514%, 11/15/23               Agy              300        274
  1887-SH
   10.325%, 3/15/24               Agy              450        188
  1911 C PO
   11/15/23                       Agy              550        413
  ## 1933-FM REMIC
   5.75%, 3/15/25                 Agy               15         15
  ## 1933-FO REMIC
   5.75%, 3/15/25                 Agy               28         29
  ## 1933-FQ REMIC
   5.75%, 3/15/25                 Agy               29         29
Structured Pass-Through
  Securities,
  Series T-15 A1
   5.83%, 12/25/13                Agy              740        738
Federal National Mortgage
  Association,
  Series:
  191 IO
   8.00%, 1/1/28                  Agy            2,534        521
  ## 92-43 FC REMIC
   5.538%, 10/25/21               Agy              274        276
  96-34 C PO
   3/25/23                        Agy              425        293
  270 2 IO
   8.50%, 9/1/23                  Agy              614        134
  281 2 IO
   9.00%, 11/1/26                 Agy              715        155
  291 2 IO
   8.00%, 11/1/27                 Agy              680        136
  ## 94-50 FD REMIC
   5.388%, 3/25/24                Agy              203        203
  ## 94-73 F REMIC
   5.438%, 12/25/20               Agy              100        101
  96-37 H PO REMIC
   0.00%, 8/25/23                 Agy
  97-53 PI IO
   8.00%, 8/18/27                 Agy              858        198
  ## 97-70 FA REMIC PAC (11)
   5.388%, 7/18/20                Agy              180        180
  ## 98-22 FA REMIC
   5.336%, 4/18/22                Agy              531        530
  ## 98-40 F REMIC
   5.238%, 6/17/28                Agy              347        345
  275-2,
   8.00%, 11/1/26                 Agy            1,430        277
-----------------------------------------------------------------
GROUP TOTAL                                                 5,501
-----------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

DOMESTIC FIXED INCOME
PORTFOLIO (UNAUDITED)

                               RATINGS       FACE
                               (STANDARD    AMOUNT    VALUE
(CONT'D)                       & POOR'S)    (000)     (000)!
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY
COLLATERAL SERIES (0.1%)
Mid-State Trust II,
  Series 88-2 A4
   9.625%, 4/1/03                 AAA        $     85  $     91
Rural Housing Trust,
  Series 87-1 B1 REMIC
   3.33%, 10/1/28                 A-               80        79
---------------------------------------------------------------
GROUP TOTAL                                                 170
---------------------------------------------------------------
COMMERCIAL MORTGAGES (3.1%)
American Southwest Financial
  Securities Corp.
  Series:
  ## 93-2 S1 IO
   1.091%, 1/18/09                N/R           5,615       182
  + 95-C1 A1B
   7.40%, 11/17/04                Aaa             175       178
Asset Securitization Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27                 AAA             205       214
  95-MD4 A1
   7.10%, 8/13/29                 AAA             166       170
  ## 95-MD4 ACS2 IO
   2.247%, 8/13/29                N/R           1,869       271
  96-MD6 A1C
   7.04%, 11/13/26                AAA             300       307
  +## 97-D5 PS1 IO
   1.574%, 2/14/41                Aaa           2,655       247
(+) Carousel Center Finance,
  Inc., Series 1 B
   7.188%, 11/15/07               A               325       331
(+) Creekwood Capital Corp.,
  Series 95-1A
   8.47%, 3/16/15                 AA              236       261
(+) CVM Finance Corp.
   7.19%, 3/1/04                  AA              425       433
(+) DLJ Mortgage Acceptance
  Corp.,
  Series:
  96-CF2 A1B
   7.29%, 7/12/06                 AAA             310       321
  97-CF1 S IO
   1.097%, 3/15/17                AAA           2,841       142
(+) Forum Financial Corp.,
  Series 94-73 F REMIC
   7.125%, 5/4/04                 AA              375       377
+## GMAC Commercial Mortgage
  Securities, Inc.,
  Series:
  96-C1 X2 IO
   1.874%, 3/15/21                Aaa           2,181       145
  97-C2 X IO
   1.26%, 4/15/27                 Aaa           3,407       219
Merrill Lynch Mortgage
  Investors, Inc.,
  Series 96-C2 IO
   1.547%, 11/21/28               AAA           1,922       138

                                RATINGS       FACE
                               (STANDARD     AMOUNT    VALUE
                               & POOR'S)     (000)     (000)!
-------------------------------------------------------------
Mortgage Capital Funding,
  Inc., Series 95-MC1 A1B
   7.60%, 5/25/27                 AAA        $    128  $    129
Nomura Asset Securities
  Corp., Series:
  94-MD1 A1B
   7.526%, 3/15/18                N/R              68        69
  ## 94-MD1 A2
   7.66%, 3/15/18                 N/R             125       128
(+) Park Avenue Finance
  Corp., Series 97-C1 A1
   7.58%, 5/12/07                 N/R             382       401
Prime Property Funding,
  Series 1A
   6.633%, 7/23/03                AA              173       172
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1 IO
   1.219%, 2/25/28                N/R           2,306       119
  96-CFL X1A IO
   1.219%, 2/25/28                N/R           1,735        25
  96-CFL X2 IO
   1.152%, 2/25/28                N/R             683        15
---------------------------------------------------------------
GROUP TOTAL                                               4,994
---------------------------------------------------------------
ENERGY (0.1%)
(+) Excel Paralubes Funding
   7.43%, 11/1/15                 A-              130       135
---------------------------------------------------------------
FINANCE (10.9%)
(+) Anthem Insurance Cos.,
  Inc., Series A
   9.00%, 4/1/27                  BBB+            335       348
Associates Corp. of North
  America A
   6.00%, 7/15/05                 AA-             420       416
BankAmerica Corp.
   5.875%, 2/15/09                A+              110       106
   6.25%, 4/1/08                  A               240       239
(+) BankAmerica
  Institutional,
  Series A
   8.07%, 12/31/26                A-              335       352
Beneficial Corp.,
  Series F
   6.47%, 11/17/08                A               310       310
(+) BT Institutional Capital
  Trust, Series A
   8.09%, 12/1/26                 BBB             350       361
Chase Manhattan Corp.
   6.00%, 2/15/09                 A               415       404
CIT Group, Inc.
   5.91%, 11/23/05                A+              320       313
Citicorp, Series F
   6.375%, 11/15/08               A+              805       803

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                RATINGS       FACE
                               (STANDARD     AMOUNT    VALUE
                               & POOR'S)     (000)     (000)!
------------------------------------------------------
EOP Operating LP
   6.763%, 6/15/07                BBB        $    165  $    164
   6.80%, 1/15/09                 BBB             365       363
   7.25%, 6/15/28                 BBB             100        97
Equifax, Inc.
   6.30%, 7/1/05                  A-              210       210
(+) Equitable Co., Inc.
   6.50%, 4/1/08                  A               290       293
(+) Equitable Life Assurance
  Society of the U.S.,
  Series 1A
   6.95%, 12/1/05                 A               600       621
(+) Farmers Exchange Capital
   7.05%, 7/15/28                 A               360       345
(+) Farmers Insurance
  Exchange
   8.625%, 5/1/24                 A               475       538
(+) Fifty-Seventh Street
  Associates
   7.125%, 6/1/17                 A               564       555
(+) First Chicago NBD Corp.,
  Series A
   7.95%, 12/1/26                 A-              200       209
(+) First Hawaiian Bank,
  Series A
   6.93%, 12/1/03                 A               575       587
++ First Union Institutional
  Capital,
  Series I
   8.04%, 12/1/26                 BBB+            305       321
First Union National Bank
   6.50%, 12/1/28                 A               280       265
(+) Florida Property &
  Casualty
   7.375%, 7/1/03                 A-              350       362
   7.45%, 7/1/04                  A-              150       155
(+) Goldman Sachs Group
   6.50%, 2/25/09                 A+              450       446
Hartford Life Corp.
   7.65%, 6/15/27                 A               640       692
Household Finance Corp.
   6.375%, 8/1/10                 A               495       489
(+) Hyatt Equities LLC
   7.00%, 5/15/02                 BBB+            710       704
J.P. Morgan & Co., Inc.
   6.00%, 1/15/09                 AA-             490       473
Merrill Lynch & Co.
   6.00%, 2/17/09                 AA-             400       387
(+) Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23                 A+              400       401
Nationsbank Corp.
   6.80%, 3/15/28                 A               155       153
(+) Nationwide Mutual Life
  Insurance Co.
   7.50%, 2/15/24                 A+              350       345
Norwest Financial, Inc.
   5.625%, 2/3/09                 A+              805       768
(+) PNC Institutional
  Capital,
  Series A
   7.95%, 12/15/26                BBB+            625       649

                                RATINGS       FACE
                               (STANDARD     AMOUNT    VALUE
                               & POOR'S)     (000)     (000)!
------------------------------------------------------
(+) Prime Property Funding
   7.00%, 8/15/04                 A          $    400  $    400
(+) Prudential Insurance Co.
   8.30%, 7/1/25                  A-              640       742
Wachovia Corp.
   6.15%, 3/15/09                 A+              765       758
Washington Mutual Capital
   8.375%, 6/1/27                 BBB-            180       192
Washington Mutual Inc.,
  Series A
   8.206%, 2/1/27                 BBB-            315       331
(+) World Financial
  Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13                  AA-             483       490
  96 WFP-D
   6.95%, 9/1/13                  AA-             250       254
---------------------------------------------------------------
GROUP TOTAL                                              17,411
---------------------------------------------------------------
INDUSTRIAL (8.7%)
Atlas Air, Inc.,
  Series A
   7.38%, 1/2/18                  AA-             317       331
Becton, Dickinson & Co.
   6.70%, 8/1/28                  A+              635       633
Chrysler Corp.
   7.45%, 3/1/27                  A+              325       354
Continental Airlines,
  Series 97-1A
   7.461%, 4/1/15                 AA+             341       356
Dayton Hudson Corp.
   6.65%, 8/1/28                  A-              330       321
Enron Corp.,
  Series NOV 1A
   6.95%, 7/15/28                 BBB+            675       654
(+) Federated Department
  Stores, Inc.
   6.90%, 4/1/29                  BBB+            425       415
(+) Florida Windstorm
   7.125%, 2/25/19                AAA             640       642
Ford Motor Co.
   6.625%, 10/1/28                A               960       929
General Motors Corp.
   6.75%, 5/1/28                  A               885       871
Kroger Co.
   6.80%, 12/15/18                BBB-            590       578
Lowe's Companies Inc.
   (+) 6.50%, 3/15/29             A               405       386
   6.875%, 2/15/28                A               380       380
Lucent Technologies, Inc.
   6.45%, 3/15/29                 A               730       713
(+) Monsanto Co.
   6.60%, 12/1/28                 A               765       731
Neiman Marcus Group, Inc.
   6.65%, 6/1/08                  BBB             280       280

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

DOMESTIC FIXED INCOME
PORTFOLIO (UNAUDITED)

                               RATINGS        FACE
                               (STANDARD     AMOUNT    VALUE
(CONT'D)                       & POOR'S)     (000)     (000)!
---------------------------------------------------------------
News America, Inc.
   7.75%, 1/20/24                 BBB-       $     75  $     79
   7.75%, 2/1/24                  BBB-            335       352
   8.875%, 4/26/23                BBB-            210       247
(+) Oxymar
   7.50%, 2/15/16                 BBB             115       102
(+) Scotia Pacific Co. LLC
   7.11%, 1/20/14                 A               560       492
   7.71%, 1/20/28                 BBB             390       312
Tennessee Gas Pipeline
   7.00%, 10/15/28                BBB             200       198
Time Warner Cos., Inc.
   6.625%, 5/15/29                BBB             290       278
   6.95%, 1/15/28                 BBB              65        65
   7.57%, 2/1/24                  BBB             530       567
U.S. Airways Inc.,
  Series 98-1 A
   6.85%, 1/30/18                 AA-             765       764
Union Pacific Corp.
   6.625%, 2/1/29                 BBB-            500       470
United Technologies Corp.
   6.70%, 8/1/28                  A+              530       531
USA Waste Services, Inc.
   7.00%, 7/15/28                 BBB+            755       752
---------------------------------------------------------------
GROUP TOTAL                                              13,783
---------------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
## Gemsco Mortgage Pass
  Through Certificate,
  Series 87-A
   8.701%, 11/25/10               AA              187       191
## Resolution Trust Corp.,
  Series 92-5 C
   8.611%, 1/25/26                AA               26        25
---------------------------------------------------------------
GROUP TOTAL                                                 216
---------------------------------------------------------------
TELEPHONES (1.5%)
AT&T Corp.
   6.50%, 3/15/29                 AA-             510       500
Comcast Cable Communications
   8.375%, 5/1/07                 BBB-            185       208
GTE Corp.
   6.94%, 4/15/28                 A               910       927
MCI Communications Corp.
   6.50%, 4/15/10                 BBB+             70        71
   6.95%, 8/15/06                 BBB+            140       146
MCI WorldCom, Inc.
   6.95%, 8/15/28                 BBB+            585       595
---------------------------------------------------------------
GROUP TOTAL                                               2,447
---------------------------------------------------------------

                                RATINGS       FACE
                               (STANDARD     AMOUNT    VALUE
                               & POOR'S)     (000)     (000)!
---------------------------------------------------------------
TRANSPORTATION (1.4%)
Burlington Northern Santa Fe
   6.70%, 8/1/28                  BBB+       $    635  $    620
Continental Airlines,
  Series:
  98-1 A
   6.648%, 9/15/17                AA+             337       339
  99-1 A
   6.545%, 8/2/20                 AA+             155       154
Federal Express Corp.,
  Series:
  98-1B
   6.845%, 1/15/19                AA-             426       424
  98-1 C
   7.02%, 1/15/16                 BBB+            160       159
(+) Jet Equipment Trust,
  Series 94-A A11
   10.00%, 6/15/12                A               395       480
---------------------------------------------------------------
GROUP TOTAL                                               2,176
---------------------------------------------------------------
U.S. TREASURY SECURITIES (11.0%)
U.S. Treasury Bond
   8.75%, 8/15/20                 Tsy             900     1,206
U.S. Treasury Notes
   3.375%, 1/15/07
   (Inflation Indexed)            Tsy           2,992     2,878
   3.625%, 7/15/02
   (Inflation Indexed)            Tsy           2,656     2,639
   3.625%, 1/15/08
   (Inflation Indexed)            Tsy           1,768     1,725
   4.50%, 1/31/01                 Tsy           1,350     1,338
   4.75%, 11/15/08                Tsy           3,150     3,034
   6.625%, 5/15/07                Tsy           1,750     1,887
U.S. Treasury Strips
   0.00%, 2/15/19                 Tsy           5,750     1,742
   0.00%, 8/15/20                 Tsy           3,500       970
---------------------------------------------------------------
GROUP TOTAL                                              17,419
---------------------------------------------------------------
UTILITIES (0.7%)
(+) CMS Panhandle Holdings Co.
   7.00%, 7/15/29                 BBB-            640       629
(+) Edison Mission Energy
  Funding Corp.
   7.33%, 9/15/08                 BBB             420       428
---------------------------------------------------------------
GROUP TOTAL                                               1,057
---------------------------------------------------------------
TOTAL FIXED INCOME (Cost $199,113)                      198,888
---------------------------------------------------------------
PREFERRED STOCK (0.7%)
---------------------------------------------------------------
                                               SHARES
                                               ------
MORTGAGES-OTHER (0.7%)
+(+) Home Ownership Funding
  Corp.
   13.331% (Cost $1,035)          Aaa           1,200     1,084
------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


                               RATINGS        FACE
                               (STANDARD    AMOUNT     VALUE
                               & POOR'S)     (000)     (000)!
---------------------------------------------------------------
INTEREST RATE CAP (0.0%)-SEE NOTE A6
---------------------------------------------------------------
@ J.P. Morgan and Co.
  terminating 10/15/99, to
  receive on 10/15/99 the
  excess, as measured on
  10/15/98, of 12 month
  LIBOR over 6.34%
  multiplied by the notional
  amount.
  (Premium Paid $111)             AA-        $ 26,200        --
---------------------------------------------------------------
CASH EQUIVALENTS (32.5%)
---------------------------------------------------------------
Short-term Investments Held as
  Collateral for Loaned Securities
  (6.1%)                                        9,700  $  9,700
---------------------------------------------------------------
DISCOUNT NOTES (24.4%)
Federal Home Loan Bank
   4.74%, 4/23/99                               7,000     6,980
   4.72%, 4/16/99                               4,000     3,992
Federal Mortgage Corporation
   4.74%, 4/29/99                               7,000     6,974
   4.76%, 5/18/99                               7,000     6,956
Federal National Mortgage
  Association
   4.75%, 4/12/99                               7,000     6,990
   4.75%, 5/24/99                               3,500     3,476
   4.76%, 4/28/99                               3,500     3,487
---------------------------------------------------------------
GROUP TOTAL                                              38,855
---------------------------------------------------------------
REPURCHASE AGREEMENT (2.0%)
Chase Securities, Inc. 4.80%,
  dated 3/31/99, due 4/1/99, to be
  repurchased at $3,284,
  collateralized by various U.S.
  Government Obligations, due
  4/1/99-2/28/01, valued at $3,313              3,284     3,284
---------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost
  $51,839)                                               51,839
---------------------------------------------------------------
TOTAL INVESTMENTS (158.1%) (Cost
  $252,098)                                             251,811
---------------------------------------------------------------

                                               VALUE
                                               (000)!
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-58.1%)
Cash                                          $      1
Interest Receivable                              1,644
Receivable for Investments Sold                    339
Receivable for Forward Commitments               6,460
Receivable for Fund Shares Sold                     28
Unrealized Gain on Swap Agreements                  36
Receivable for Daily Variations on Future
  Contracts                                         32
Other Assets                                         5
Payable for Investments Purchased                 (704)
Payable for Forward Commitments                (90,254)
Payable for Fund Shares Redeemed                   (86)
Payable for Investment Advisory Fees              (143)
Payable for Administrative Fees                    (11)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                       (5)
Collateral on Securities Loaned, at Value       (9,700)
Other Liabilities                                 (196)
                                              --------
                                               (92,554)
------------------------------------------------------
NET ASSETS (100%)                             $159,257
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 14,458,200 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                $158,515
------------------------------------------------------
NET ASSET VALUE PER SHARE                     $  10.96
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

DOMESTIC FIXED INCOME
PORTFOLIO (UNAUDITED)

                                               VALUE
(CONT'D)                                       (000)!
------------------------------------------------------
ADVISER CLASS
------------------------------------------------------
NET ASSETS
Applicable to 67,654 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                $    742
------------------------------------------------------
NET ASSET VALUE PER SHARE                     $  10.96
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                               $159,119
Undistributed Net Investment Income (Loss)       2,401
Undistributed Realized Net Gain (Loss)          (2,127)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                           (287)
  Futures and Swaps                                151
------------------------------------------------------
NET ASSETS                                    $159,257
------------------------------------------------------

!       See Note A1 to Financial Statements.
(+)     144A security. Certain conditions for public sale
         may exist.
!!      A portion of these securities was pledged to cover
         margin requirements for future contracts.
+       Moody's Investors Service, Inc. rating. Security is
         not rated by Standard & Poor's Corporation.
##      Variable or floating rate security-rate disclosed is
         as of
         March 31, 1999.
@       Value is less than $500.
Inv Fl  Inverse Floating Rate-Interest rate fluctuates with
         an inverse relationship to an associated interest
         rate. indicated rate is the effective rate at March
         31, 1999.
IO      Interest Only
N/R     Not rated by Moody's Investors Service, Inc. or
         Standard & Poor's Corporation.
PAC     Planned Amortization Class
PO      Principal Only
REMIC   Real Estate Mortgage Investment Conduit
TBA     Security is subject to delayed delivery. See Note A8
         to Financial Statements.
YMA     Yield Management Agreement

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HIGH YIELD
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The High Yield Portfolio applies Miller Anderson & Sherrerd's analytical capabilities to a specialized fixed-income fund, investing primarily in below-investment-grade corporate bonds selected through study of the credit-worthiness of the underlying companies. MAS's strategy uses equity and fixed-income valuation techniques and analyses of economic and industry trends to determine the Portfolio's structure. Individual securities are selected and monitored by managers specializing in corporate bonds and using in-depth financial analysis to uncover opportunities in undervalued issues.

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/99*

                                  MAS HIGH YIELD                  SALOMON
                      ---------------------------------------   HIGH YIELD
                      INSTITUTIONAL#   INVESTMENT<   ADVISER@      INDEX
                      -----------------------------------------------------
SIX MONTHS                 8.89%           8.88%       8.64%        5.05%
ONE YEAR                   1.96            1.85        1.63         1.05
FIVE YEARS                10.98           10.89       10.86         9.85
TEN YEARS                 11.43           11.38       11.37        10.98

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results. High-yield fixed-income securities, otherwise known as "junk bonds," represent a much greater risk of default and tend to be more volatile than higher-rated bonds.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

# Represents an investment in the Institutional Class.

< Represents an investment in the Investment Class which commenced operations
5/21/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

@ Represents an investment in the Adviser Class which commenced operations 1/31/97. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such reimbursements, total returns would have been lower.

* Total returns are compared to the Salomon High Yield Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (89.1%)

----------------------------------------------------------
                          RATINGS          FACE
                        (STANDARD        AMOUNT      VALUE
MARCH 31, 1999          & POOR'S)         (000)     (000)!
----------------------------------------------------------
ASSET BACKED CORPORATES  (0.9%)
(+) Commercial
  Financial Services,
  Inc., Series 97-5 A1
   7.72%, 6/15/05           N/R     $     4,706   $  3,059
(+)+ Long Beach
  Acceptance Auto
  Grantor Trust,
  Series 97-1 B
   14.22%, 10/26/03         Ba3           2,519      2,497
(+) OHA Auto Grantor
  Trust, Series 97-A
   11.00%, 9/15/03          BB            3,109      3,014
----------------------------------------------------------
GROUP TOTAL                                          8,570
----------------------------------------------------------
CABLE (7.4%)
Adelphia
  Communications Corp.
   (+) 7.50%, 1/15/04       B+            3,400      3,387
   (+) 8.375%, 2/1/08       B+            3,500      3,596
  Series B
   8.375%, 2/1/08           B+            3,785      3,889
   9.875%, 3/1/07           B+            1,500      1,650
CSC Holdings, Inc.
   7.25%, 7/15/08           BB+           8,780      8,923
   7.875%, 12/15/07         BB+           6,600      6,955
   9.875%, 5/15/06          BB-           5,270      5,790
Lenfest
  Communications, Inc.
   7.625%, 2/15/08          BB+             570        588
   8.375%, 11/1/05          BB+          10,085     10,810
# NTL, Inc.
   0.00%, 4/1/08            B-      GBP  10,150     10,901
Rogers Cablesystems
  Ltd.
   10.00%, 3/15/05          BB+     $    10,000     11,275
  Series B
   10.125%, 9/1/12          BB+           2,750      3,073
Rogers Communications,
  Inc.
   9.125%, 1/15/06          BB-           2,075      2,179
----------------------------------------------------------
GROUP TOTAL                                         73,016
----------------------------------------------------------
CHEMICALS (1.0%)
ISP Holdings, Inc.,
  Series B
   9.00%, 10/15/03          BB-          10,055     10,344
----------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HIGH YIELD
PORTFOLIO (UNAUDITED)

                         RATINGS          FACE
                       (STANDARD        AMOUNT      VALUE
(CONT'D)               & POOR'S)         (000)     (000)!
---------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
NON-AGENCY COLLATERAL SERIES (0.0%)
+ Citicorp Mortgage
  Securities, Inc.,
  Series 90-8 A7
   9.50%, 6/25/05          B3      $       639   $    313
---------------------------------------------------------
COMMERCIAL MORTGAGES (0.7%)
(+)## DLJ Mortgage
  Acceptance Corp.,
  Series 97-CF2 S IO
   0.316%, 10/15/17        N/R         102,411      2,239
(+) Federal Mortgage
  Acceptance Corp.,
  Loan Receivables
  Trust,
  Series 96-B C A1
   7.929%, 11/1/18         N/R           3,937      2,991
+## GMAC Commercial
  Mortgage Securities,
  Inc.,
  Series 96-C1 X2 IO
   1.874%, 3/15/21         Aaa          13,961        929
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1 IO
   1.219%, 2/25/28         N/R          14,482        746
  96-CFL X1A IO
   1.219%, 2/25/28         N/R          10,821        153
  96-CFL X2 IO
   1.152%, 2/25/28         N/R           3,997         90
---------------------------------------------------------
GROUP TOTAL                                         7,148
---------------------------------------------------------
COMMUNICATIONS (23.3%)
(+) American Cellular
  Corp.
   10.50%, 5/15/08         CCC+          6,570      6,849
American Commercial
  Lines LLC, Series B
   10.25%, 6/30/08         B             4,430      4,563
AMSC Acquisition Co.,
  Inc., Series B
   12.25%, 4/1/08          N/R           6,285      3,158
(+) Centennial
  Cellular Operating
  Co.
   10.75%, 12/15/08        CCC+          4,840      5,179
+ Dial Call
  Communications, Inc.
   10.25%, 12/15/05        B2            4,785      4,976
Dobson Communications
  Corp.
   11.75%, 4/15/07         N/R           6,015      6,466
# Dolphin
  Telecommunications
   0.00%, 6/1/08           CCC+    EUR   8,750      4,577

                         RATINGS          FACE
                       (STANDARD        AMOUNT      VALUE
                       & POOR'S)         (000)     (000)!
---------------------------------------------------------
(+) Echostar DBS Corp.
   9.375%, 2/1/09          B       $     9,400   $  9,752
Esprit Telecom Group
  plc
   11.00%, 6/15/08         B-      EUR   2,953      3,374
   11.50%, 12/15/07        B-            1,892      2,210
   11.50%, 12/15/07        B-      $     2,150      2,291
Global Crossing
  Holdings Ltd.
   9.625%, 5/15/08         B             8,865      9,879
Globalstar LP/Capital
   11.375%, 2/15/04        B             7,625      4,994
Hermes Europe Railtel
   (+)10.375%, 1/15/09     B             1,600      1,704
   11.50%, 8/15/07         B             5,470      5,990
# Hyperion
  Telecommunications,
  Inc.
   0.00%, 4/15/03          B+            6,865      5,681
# Intermedia
  Communications, Inc.
  Series B
   0.00%, 7/15/07          B            20,650     15,746
Iridium Capital Corp.,
  Series A
   13.00%, 7/15/05         CCC+          8,680      3,732
IXC Communications,
  Inc.
   9.00%, 4/15/08          CCC+          1,975      2,054
Level 3
  Communications, Inc.
   9.125%, 5/1/08          B             5,650      5,664
(+) Metromedia Fiber
  Network, Inc.
   10.00%, 11/15/08        B             5,120      5,491
Nextel Communications,
  Inc.
   # 0.00%, 9/15/07        B-           16,650     12,196
   # 0.00%, 2/15/08        B-           14,090      9,863
   9.75%, 8/15/04          B-            4,200      4,368
NEXTLINK
  Communications
   # 0.00%, 4/15/08        B            11,595      7,421
   (+)10.75%, 11/15/08     B             3,015      3,241
Primus
  Telecommunications
  Group, Inc.
   (+)11.25%, 1/15/09      B-            3,000      3,098
  Series B
   9.875%, 5/15/08         B-            6,120      5,906
PSINet, Inc.,
  Series B
   10.00%, 2/15/05         B-            4,015      4,286
# Qwest Communications
  International, Inc.
   0.00%, 10/15/07         B+            5,905      4,680
  Series B
   0.00%, 2/1/08           BB+           4,995      3,840
+# RCN Corp.
   0.00%, 10/15/07         B3           16,300     11,002

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         RATINGS          FACE
                       (STANDARD        AMOUNT      VALUE
                       & POOR'S)         (000)     (000)!
---------------------------------------------------------
# Rhythms
  NetConnections,
  Inc.,
  Series B
  0.00%, 5/15/08           N/R     $    12,960   $  7,258
Rogers Cantel, Inc.
   8.30%, 10/1/07          BB+           7,350      7,681
RSL Communications plc
   # 0.00%, 3/1/08         B-            6,780      4,475
   # 0.00%, 3/1/08         B-      EUR   9,689      6,757
   9.125%, 3/1/08          B-      $     5,200      5,148
   12.00%, 11/1/08         B-            3,000      3,360
   12.25%, 11/15/06        B-              300        332
+# Viatel, Inc.
   0.00%, 4/15/08          Caa1          7,740      4,741
(+) Vintage Petroleum,
  Inc.
   9.75%, 6/30/09          B+            3,030      3,091
# Wam!Net, Inc.,
  Series B
   0.00%, 3/1/05           N/R           6,325      3,668
---------------------------------------------------------
GROUP TOTAL                                       230,742
---------------------------------------------------------
ENERGY (1.8%)
# Husky Oil Ltd.
   8.90%, 8/15/28          BB+           5,100      4,845
(+) R & B Falcon Corp.
   9.50%, 12/15/08         BB+           4,380      3,876
Snyder Oil Corp.
   8.75%, 6/15/07          B+            9,275      9,298
---------------------------------------------------------
GROUP TOTAL                                        18,019
---------------------------------------------------------
FINANCIAL (1.6%)
CB Richard Ellis
  Service
   8.875%, 6/1/06          B+              980        982
(+)# Fuji JGB
  Investments LLC
   9.87%, 12/31/49         BB+           6,850      6,097
(+) Mosaic
   10.10%, 7/9/99          N/R           3,700      3,726
(+)# SB Treasury Co.
  LLC
   9.40%, 12/29/49         BB+           4,585      4,493
---------------------------------------------------------
GROUP TOTAL                                        15,298
---------------------------------------------------------
FOOD & BEVERAGE (0.7%)
Smithfield Foods, Inc.
   7.625%, 2/15/08         BB+           7,125      6,876
---------------------------------------------------------

                         RATINGS          FACE
                       (STANDARD        AMOUNT      VALUE
                       & POOR'S)         (000)     (000)!
---------------------------------------------------------
GAMING (3.8%)
Harrahs Operating Co.,
  Inc.
   7.875%, 12/15/05        BB+     $    11,035   $ 11,118
(+) Park Place
  Entertainment Corp.
   7.875%, 12/15/05        BB+           6,625      6,517
Station Casinos, Inc.
   (+) 8.875%, 12/1/08     B+            6,610      6,800
   8.875%, 12/1/08         B+            3,300      3,399
   9.75%, 4/15/07          B+            7,195      7,600
   10.125%, 3/15/06        B+            1,575      1,671
---------------------------------------------------------
GROUP TOTAL                                        37,105
---------------------------------------------------------
GENERAL INDUSTRIAL (6.2%)
Allied Waste of North
  America, Series B
   7.875%, 1/1/09          BB            3,740      3,651
American Standard Co.
   7.375%, 2/1/08          BB-           6,850      6,691
(+) Applied Power,
  Inc.
   8.75%, 4/1/09           B+            3,015      3,045
Axia, Inc.
   10.75%, 7/15/08         B-            2,975      3,001
CEX Holdings, Inc.
   9.625%, 6/1/08          B             6,875      6,463
Geberit International
  S.A.
   10.125%, 4/15/07        B+      EUR   2,117      2,626
(+) Hayes Lemmerz
  International, Inc.
   8.25%, 12/15/08         B       $     8,100      8,120
Norcal Waste Systems,
  Inc.
   13.50%, 11/15/05        BB-          11,405     12,660
(+) Nortek, Inc.
   8.875%, 8/1/08          B+            9,900     10,172
(+) Sirona Dental
  Systems
   9.125%, 7/15/08         B       EUR   3,878      4,458
---------------------------------------------------------
GROUP TOTAL                                        60,887
---------------------------------------------------------
HEALTH CARE (6.7%)
Columbia/HCA
  Healthcare Corp.
   6.91%, 6/15/05          BB+     $    21,200     19,350
   7.00%, 7/1/07           BB+           2,700      2,427
   7.15%, 3/30/04          BB+           5,400      5,092
   7.25%, 5/20/08          BB+           2,630      2,387
   7.58%, 9/15/25          BB+             750        629
   7.69%, 6/15/25          BB+          10,800      9,082
Fresenius Medical
  Capital Trust II
   7.875%, 2/1/08          B+            6,115      6,039

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HIGH YIELD
PORTFOLIO (UNAUDITED)

                         RATINGS          FACE
                       (STANDARD        AMOUNT      VALUE
(CONT'D)               & POOR'S)         (000)     (000)!
---------------------------------------------------------
Tenet Healthcare Corp.
   (+) 8.125%, 12/1/08     BB-     $    14,075   $ 13,670
   8.625%, 1/15/07         BB-           6,100      6,047
Vencor Operating, Inc.
   9.875%, 5/1/05          CCC          10,300      1,545
---------------------------------------------------------
GROUP TOTAL                                        66,268
---------------------------------------------------------
HOTELS, LODGING & RESTAURANTS (3.3%)
Hilton Hotels Corp.
   7.95%, 4/15/07          BBB          11,740     12,026
HMH Properties,
  Series A
   7.875%, 8/1/05          BB           15,425     15,060
Host Marriott Travel
  Plaza
   9.50%, 5/15/05          BB-           5,225      5,473
---------------------------------------------------------
GROUP TOTAL                                        32,559
---------------------------------------------------------
MEDIA & ENTERTAINMENT (3.1%)
Chancellor Media
  Corp.,
  Series B
   8.125%, 12/15/07        B            11,035     11,201
   9.00%, 10/1/08          B             9,495     10,171
Outdoor Systems, Inc.
   8.875%, 6/15/07         B             9,095      9,732
---------------------------------------------------------
GROUP TOTAL                                        31,104
---------------------------------------------------------
METALS (0.8%)
(+) EES Coke Battery
  Co., Inc.
   9.382%, 4/15/07         B+            2,500      2,449
Murrin Murrin Holdings
  Ltd.
   9.375%, 8/31/07         BB-           5,895      5,305
---------------------------------------------------------
GROUP TOTAL                                         7,754
---------------------------------------------------------
PACKAGING (3.4%)
Impress Metal
  Packaging Holdings
   9.875%, 5/29/07         B       EUR   5,701      6,865
Norampac, Inc.
   9.50%, 2/1/08           B+      $    10,380     10,795
(+) Pacifica Papers,
  Inc.
   10.00%, 3/15/09         B+            8,480      8,724
SD Warren Co.
   12.00%, 12/15/04        B+            4,365      4,725
Tembec Industries, Inc
   8.625%, 6/30/09         BB+           2,135      2,167
---------------------------------------------------------
GROUP TOTAL                                        33,276
---------------------------------------------------------
REAL ESTATE/BUILDING (1.0%)
D. R. Horton, Inc.
   8.00%, 2/1/09           BB           10,140      9,988
---------------------------------------------------------

                         RATINGS          FACE
                       (STANDARD        AMOUNT      VALUE
                       & POOR'S)         (000)     (000)!
---------------------------------------------------------
RETAIL (5.8%)
(+) CA FM Lease Trust
   8.50%, 7/15/17          BBB-    $     7,989   $  8,600
DR Structured Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10          BB+           3,329      3,171
  93-K1 A2
   7.43%, 8/15/18          BB+           2,565      2,417
  94-K1 A1
   7.60%, 8/15/07          BB+           3,510      3,508
  94-K1 A2
   8.375%, 8/15/15         BB+           3,625      3,707
  94-K2 A2
   9.35%, 8/15/19          BB+           3,360      3,504
HMV Media Group plc
   10.875%, 5/15/08        B       GBP     750      1,272
  Class B
   10.875%, 5/15/08        B             5,500      9,326
Kmart Funding Corp.,
  Series F
   8.80%, 7/1/10           BB+     $     8,000      8,352
Musicland Group, Inc.
   9.00%, 6/15/03          B-            4,520      4,565
  Series B
   9.875%, 3/15/08         B-            8,570      8,763
---------------------------------------------------------
GROUP TOTAL                                        57,185
---------------------------------------------------------
SOVEREIGN & EMERGING MARKETS (13.9%)
Asia Pulp & Paper Co.,
  Ltd., Series A
   12.00%, 2/15/04         CCC+          3,305      1,586
(+) AST Research, Inc.
   7.45%, 10/1/02          BB-           7,285      6,860
(+)# Compania
  Energetica
   9.125%, 6/26/07         N/R           4,900      3,920
# CTI Holdings S.A.
   0.00%, 4/15/08          B            10,405      5,775
Glencore Nickel
  Property Ltd.
   9.00%, 12/1/14          BB+           6,765      5,793
Grupo Minero Mexicano
  S.A. de CV, Series A
   8.25%, 4/1/08           BB            2,780      2,321
(+) Hyundai
  Semiconductor
  America
   8.625%, 5/15/07         B             5,650      4,530
Indah Kiat Finance
  Mauritius
   10.00%, 7/1/07          B+            9,850      5,516
Multicanal S.A.
   10.50%, 2/1/07          BB-           5,940      5,317
   10.50%, 4/15/18         BB+           3,005      2,503
(+) National Steel
  Corp.
   9.875%, 3/1/09          B+            5,125      5,266
   9.875%, 3/1/09          B+            3,100      3,185

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         RATINGS          FACE
                       (STANDARD        AMOUNT      VALUE
                       & POOR'S)         (000)     (000)!
---------------------------------------------------------
(+) NSM Steel, Inc.
   12.25%, 2/1/08          CCC     $     5,105   $    306
# Occidente y Caribe
  Cellular
   0.00%, 3/15/04          B             8,480      6,148
Philippine Long
  Distance Telephone
  Co.
   9.25%, 6/30/06          CCC+          2,885      2,748
  Series E
   7.85%, 3/6/07           BB+           8,565      7,507
Pindo Deli Financial
  Mauritius
   10.75%, 10/1/07         CCC+         12,855      7,199
# PTC International
  Finance B.V.
   0.00%, 7/1/07           B+           10,053      7,314
Quezon Power Ltd.
   8.86%, 6/15/17          BB+           5,660      4,302
(+) RBS Participacos
  S.A.
   11.00%, 4/1/07          B+            4,025      2,133
## Republic of
  Argentina,
  Series L
   5.938%, 3/31/05         BB            9,326      7,962
## Republic of
  Argentina Pre 4
  BOCON, PIK
   4.928%, 9/1/02          BB              435        459
   5.627%, 9/1/02          BB            2,675      2,822
(+) RG Receivables
  Ltd.
   9.60%, 2/10/05          BB-           1,556        933
(+) Samsung
  Electronics America
   9.75%, 5/1/03           BB-             160        164
(+) Samsung
  Electronics Co.
   7.45%, 10/1/02          BB-           4,140      3,945
Satelites Mexicanos
  S.A.
   10.125%, 11/1/04        B-            5,395      4,316
(+) Total Access
  Communication PCL
  (Convertible)
   2.00%, 5/31/06          BBB-          2,140      1,712
TV Azteca S.A.,
  Series B
   10.50%, 2/15/07         B+           17,550     14,567
United Mexican States
  Par Bond,
  Series:
  A
   6.25%, 12/31/19         BB            9,710      7,628
  B
   6.25%, 12/31/19         BB            3,960      3,111
---------------------------------------------------------
GROUP TOTAL                                       137,848
---------------------------------------------------------
TECHNOLOGY (0.1%)
Entex Information
  Services, Inc.
   12.50%, 8/1/06          B-            1,490      1,069
---------------------------------------------------------

                         RATINGS          FACE
                       (STANDARD        AMOUNT      VALUE
                       & POOR'S)         (000)     (000)!
---------------------------------------------------------
TRANSPORTATION (1.3%)
ALPS, Series 96-1 DX
   12.75%, 6/15/06         BB-     $     5,904   $  5,905
(+) Jet Equipment
  Trust,
  Series:
  94-C1
   11.79%, 6/15/13         BBB-          3,450      4,385
  95-D
   11.44%, 11/1/14         BBB-          2,350      2,959
---------------------------------------------------------
GROUP TOTAL                                        13,249
---------------------------------------------------------
UTILITIES (2.3%)
AES Corp.
   8.50%, 11/1/07          B+            9,115      8,994
CMS Energy Corp.
   7.50%, 1/15/09          BB            8,680      8,835
(+) Ras Laffan
  Liquefied Natural
  Gas Co.
   8.294%, 3/15/14         BBB+          5,000      4,703
---------------------------------------------------------
GROUP TOTAL                                        22,532
---------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $904,484)     881,150
---------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (0.1%)
---------------------------------------------------------
                                        SHARES
                                        ------
MEDIA & ENTERTAINMENT (0.1%)
*(+) Paxson
  Communications
  Corp., PIK, 9.75%
  (Cost $1,130)            N/R          11,300      1,051
---------------------------------------------------------
PREFERRED STOCKS (1.7%)
---------------------------------------------------------
COMMUNICATIONS (1.3%)
* Concentric Network
  Corp., PIK, Series B
   13.50%                  N/R          52,966      5,720
* IXC Communications,
  Inc., PIK, Series B
   7.25%                   CCC+          5,624      6,074
*(+) Viatel, Inc.,
  PIK,
  Series A
   10.00%                  N/R          21,560        356
---------------------------------------------------------
GROUP TOTAL                                        12,150
---------------------------------------------------------
MEDIA & ENTERTAINMENT (0.4%)
* Paxson
  Communications
  Corp.,
   13.25%                  CCC+         50,081      4,169
---------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $14,670)              16,319
---------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HIGH YIELD
PORTFOLIO (UNAUDITED)

                         RATINGS      FACE
                       (STANDARD     AMOUNT       VALUE
(CONT'D)               & POOR'S)      (000)       (000)!
---------------------------------------------------------
UNITS (0.2%)
---------------------------------------------------------
COMMUNICATIONS (0.2%)
(+) OnePoint
  Communications Corp.
   14.50%, 6/1/08          N/R     $     4,100   $  2,091
---------------------------------------------------------
TOTAL UNITS (Cost $4,100)                           2,091
---------------------------------------------------------
WARRANTS (0.3%)
---------------------------------------------------------
                                        SHARES
                                        ------
COMMUNICATIONS (0.2%)
*(+) American Mobile
  Satellite Corp.,
  expiring 4/1/08          N/R          62,850         21
*(+) Globalstar
  Telecommunications
  Ltd., expiring
  2/15/04                  N/R           3,235        154
*(+) Iridium World
  Communications Ltd.,
  expiring 7/15/05         N/R           1,920        110
*@ Nextel
  Communications,
  Inc., expiring
  4/25/99                  B-            4,800         --
*(+) OnePoint
  Communications
  Corp., expiring
  6/1/08                   N/R          41,000          4
*(+) Rhythms
  NetConnections,
  Inc., expiring
  5/15/08                  N/R         518,400      2,073
*(+)@ Wam!Net, Inc.,
  expiring 3/1/05          N/R          18,975         --
---------------------------------------------------------
GROUP TOTAL                                         2,362
---------------------------------------------------------
MEDIA & ENTERTAINMENT (0.0%)
*(+)@ Paxson
  Communications
  Corp., expiring
  6/30/03                  N/R           3,616         --
---------------------------------------------------------
SOVEREIGN & EMERGING MARKETS (0.1%)
*(+) NSM Steel, Inc.,
  expiring 4/1/08          N/R       3,231,929          3
* Occidente y Caribe
  Cellular, expiring
  3/15/04                  N/R          33,920        594
---------------------------------------------------------
GROUP TOTAL                                           597
---------------------------------------------------------
TOTAL WARRANTS (Cost $380)                          2,959
---------------------------------------------------------

                                          FACE
                                        AMOUNT      VALUE
                                         (000)     (000)!
---------------------------------------------------------
CASH EQUIVALENT (6.8%)
---------------------------------------------------------
REPURCHASE AGREEMENTS (6.8%)
Chase Securities, Inc. 4.80%,
  dated 3/31/99, due 4/1/99, to
  be repurchased at $69,496
  collateralized by various U.S.
  Government Obligations, due
  4/1/99-2/28/01, valued at
  $69,101 (Cost $67,487)           $    67,487   $ 67,487
---------------------------------------------------------
TOTAL INVESTMENTS (98.2%) (Cost $992,251)         971,057
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.8%)
Cash                                                  667
Cash and Foreign Currency Held as Collateral
  on Futures Contracts (Cost $496)                    496
Interest Receivable                                19,132
Receivable for Investments Sold                     2,634
Receivable for Fund Shares Sold                     1,336
Unrealized Gain on Forward Foreign Currency
  Contracts                                         2,093
Unrealized Gain on Futures Contracts                  164
Other Assets                                           28
Payable for Investments Purchased                  (6,942)
Payable for Fund Shares Redeemed                   (1,177)
Payable for Investment Advisory Fees                 (843)
Payable for Administrative Fees                       (65)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                         (28)
Payable for Shareholder Servicing
  Fees-Investment Class                                (1)
Payable for Distribution Fees-Adviser Class            (3)
Other Liabilities                                      (2)
                                                 --------
                                                   17,489
---------------------------------------------------------
NET ASSETS (100%)                                $988,546
---------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------
NET ASSETS
Applicable to 105,317,115 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                   $965,091
---------------------------------------------------------
NET ASSET VALUE PER SHARE                        $   9.16
---------------------------------------------------------
INVESTMENT CLASS
---------------------------------------------------------
NET ASSETS
Applicable to 864,976 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                   $  7,938
---------------------------------------------------------
NET ASSET VALUE PER SHARE                        $   9.18
---------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                  VALUE
                                                  (000)!
---------------------------------------------------------
ADVISER CLASS
---------------------------------------------------------
NET ASSETS
Applicable to 1,693,219 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                   $ 15,517
---------------------------------------------------------
NET ASSET VALUE PER SHARE                        $   9.16
---------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                  $995,396
Undistributed Net Investment Income (Loss)         21,758
Undistributed Realized Net Gain (Loss)            (10,102)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                           (21,194)
  Foreign Currency Transactions                     2,062
  Futures                                             626
---------------------------------------------------------
NET ASSETS                                       $988,546
---------------------------------------------------------

!    See Note A1 to Financial Statements.
*    Non-income producing security
(+)  144A security. Certain conditions for public sale may
      exist.
+    Moody's Investors Service, Inc. rating. Security is
      not Rated by Standard & Poor's Corporation.
#    Step Bond-Coupon rate increases in increments to
      maturity. Rate disclosed is as of March 31, 1999.
      Maturity date disclosed is the ultimate maturity.
##   Variable or floating rate security-rate disclosed is
      as of
      March 31, 1999.
@    Value is less than $500.
EUR  Euro
GBP  British Pound
IO   Interest Only
N/R  Not rated by Moody's Investors Service, Inc. or
      Standard & Poor's Corporation.
PCL  Public Company Limited
PIK  Payment-In-Kind Security

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

CASH RESERVES
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Cash Reserves Portfolio is a money market fund which invests in only the highest quality short-term investment securities. The fund looks to maximize current income while preserving capital and liquidity. The Portfolio purchases cash equivalents with maturities of up to 13 months using high-grade (A1/P1) commercial paper and other money market securities, such as repurchase agreements and U.S. Treasury Bills.

               SEC 7-DAY YIELDS AT 3/31/99
          AVERAGE YIELD                   4.69%
          EFFECTIVE YIELD                 4.80

Performance is net of all fees. The table above represents past performance and is not indicative of future results.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

STATEMENT OF NET ASSETS
COMMERCIAL PAPER (59.1%)

----------------------------------------------------
                                   FACE
                                  AMOUNT     VALUE
        MARCH 31, 1999             (000)     (000)!
----------------------------------------------------
COMMERCIAL BANKING & CREDIT (15.9%)
Abbey National N.A.
   4.78%, 4/22/99                $   2,000  $  1,994
American Express Credit Corp.
   4.79%, 5/5/99                     3,000     2,986
Associates Corp. of North
  America
   4.77%, 5/28/99                $   4,000  $  3,970
Bank of America
   4.91%, 4/9/99                     2,000     1,998
Chase Manhattan Bank
   4.89%, 4/30/99                    3,000     2,988
CIT Group Holdings, Inc.
   4.79%, 6/7/99                     2,000     1,990
   4.81%, 5/10/99                    3,000     2,973
J.P. Morgan & Co.
   4.80%, 4/21/99                    2,000     1,995
   4.90%, 5/20/99                    1,500     1,490
SunTrust Corp.
   4.81%, 5/10/99                    2,000     1,991
   4.82%, 5/4/99                     3,000     2,984
Wachovia Corp.
   4.80%, 5/14/99                    3,000     2,983
----------------------------------------------------
GROUP TOTAL                                   30,342
----------------------------------------------------
FINANCIAL LEASING & SERVICES (9.5%)
Barclays U.S. Funding Corp.
   4.81%, 6/11/99                    4,000     3,962
ING U.S. Funding
   4.86%, 5/20/99                    2,000     1,987
International Lease Finance
  Corp.
   4.80%, 4/5/99                     4,000     3,999
Merrill Lynch & Co.
   4.79%, 4/16/99                    3,000     2,994
National Rural Utilities
  Cooperative Finance Corp.
   4.84%, 4/22/99                    2,200     2,194
USAA Capital Corp.
   4.79%, 5/28/99                    3,000     2,977
----------------------------------------------------
GROUP TOTAL                                   18,113
----------------------------------------------------
INDUSTRIALS (19.2%)
Abbott Laboratories
   4.81%, 4/14/99                    4,000     3,994
Ameritech Corp.
   4.81%, 4/23/99                    4,000     3,988
BellSouth Communications Corp.
   4.81%, 5/13/99                    3,000     2,983
Daimler-Benz North America
  Corp.
   4.81%, 4/20/99                    2,000     1,995
Emerson Electric Corp.
   4.81%, 4/23/99                    4,000     3,988

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                   FACE
                                  AMOUNT     VALUE
                                   (000)     (000)!
----------------------------------------------------
Ford Motor Credit Co.
   4.74%, 7/13/99                $   2,000  $  1,973
   4.77%, 7/9/99                     4,000     3,945
General Electric Capital Corp.
   4.83%, 6/9/99                     3,000     2,972
   4.84%, 4/14/99                    2,000     1,997
General Motors Acceptance Corp.
   4.81%, 4/30/99                    2,000     1,992
Motorola Credit Corp.
   4.80%, 5/20/99                    3,000     2,980
Toyota Motor Credit Corp.
   4.80%, 5/13/99                    4,000     3,978
----------------------------------------------------
GROUP TOTAL                                   36,785
----------------------------------------------------
MANUFACTURING & RETAIL TRADE (6.2%)
Coca-Cola Co. (The)
   4.80%, 4/13/99                    3,000     2,995
Clorox Co.
   4.80%, 5/28/99                    3,000     2,977
H.J. Heinz Co.
   4.82%, 5/12/99                    3,000     2,984
Johnson & Johnson Co.
   4.85%, 6/28/99                    3,000     2,965
----------------------------------------------------
GROUP TOTAL                                   11,921
----------------------------------------------------
PERSONAL BANKING & CREDIT (8.3%)
Household Finance Corp.
   4.84%, 4/16/99                    2,000     1,996
   4.84%, 5/6/99                     4,000     3,981
Metropolitan Life Insurance Co.
   4.83%, 4/26/99                    2,000     1,993
   4.85%, 4/16/99                    3,000     2,994
Prudential Funding Corp.
   4.75%, 7/13/99                    3,000     2,959
UBS Finance Corp.
   4.92%, 5/20/99                    2,000     1,987
----------------------------------------------------
GROUP TOTAL                                   15,910
----------------------------------------------------
TOTAL COMMERCIAL PAPER (Cost $113,071)       113,071
----------------------------------------------------
CERTIFICATES OF DEPOSIT (12.6%)
----------------------------------------------------
COMMERCIAL BANKING & CREDIT (12.6%)
Bank of Austria (NY)
   5.04%, 1/12/00                    4,000     3,999
## Bayerische Landesbank
   4.80%, 6/29/99                    2,000     2,000
Commerzbank U.S. Finance, Inc.
   5.09%, 2/16/00                    3,000     3,000

                                   FACE
                                  AMOUNT     VALUE
                                   (000)     (000)!
----------------------------------------------------
Deutsche Bank
   5.02%, 1/12/00                $   1,000  $  1,000
   5.74%, 4/23/99                    1,000     1,000
National Westminster Bank
   5.74%, 5/7/99                     2,000     2,000
RaboBank
   5.00%, 5/28/99                    3,000     3,000
   5.58%, 8/18/99                    3,000     3,006
## Royal Bank of Canada (NY)
   4.81%, 6/29/99                    2,000     1,999
Societe Generale (NY)
   5.80%, 4/27/99                    1,000     1,000
Swiss Bank (NY)
   5.83%, 4/29/99                    2,000     2,000
----------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT (Cost
  $24,004)                                    24,004
----------------------------------------------------
CORPORATE BONDS (15.1%)
----------------------------------------------------
FINANCE (8.9%)
## Abbey National N.A.
   4.77%, 6/15/99                    2,000     2,000
## Bank One Corp.
   4.96%, 6/14/99                    4,000     3,999
## Citicorp, Series E
   4.98%, 9/17/99                    4,000     4,000
## First Union Bank
   4.94%, 5/17/99                    2,000     2,000
## Morgan Guaranty Trust Co.
   4.89%, 9/27/99                    2,000     2,000
## National Rural Utilities
  Cooperative Finance Corp.,
  Series C
   4.98%, 11/23/99                   3,000     3,000
----------------------------------------------------
GROUP TOTAL                                   16,999
----------------------------------------------------
INDUSTRIALS (6.2%)
## General Motors Acceptance
  Corp.
   4.91%, 8/26/99                    2,000     2,000
## John Deere Capital Corp.,
  Series C
   5.02%, 12/8/99                    4,000     3,999
Norwest Corp.
   5.55%, 8/31/99                    4,000     3,999
## PepsiCo, Inc.
   4.81%, 8/19/99                    2,000     1,999
----------------------------------------------------
GROUP TOTAL                                   11,997
----------------------------------------------------
TOTAL CORPORATE BONDS (Cost $28,996)          28,996
----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

CASH RESERVES
PORTFOLIO (UNAUDITED)

                                   FACE
                                  AMOUNT     VALUE
(CONT'D)                           (000)     (000)!
----------------------------------------------------
REPURCHASE AGREEMENT (10.5%)
----------------------------------------------------
Chase Securities, Inc. 4.80%,
  dated 3/31/99, due 4/1/99, to
  be repurchased at $20,083
  collateralized by U.S.
  Treasury Notes, due 1/31/01,
  valued at $20,233 (Cost
  $20,080)                       $  20,080  $ 20,080
----------------------------------------------------
TOTAL INVESTMENTS (97.3%) (Cost $186,151)    186,151
----------------------------------------------------
OTHER ASSETS AND LIABILITIES (2.7%)
Interest Receivable                              783
Receivable for Fund Shares Sold                5,000
Other Assets                                       5
Dividend Payable                                 (72)
Payable for Fund Shares Redeemed                (319)
Payable for Administrative Fees                  (12)
Payable for Trustees' Deferred
  Compensation Plan-Note F                        (6)
Payable for Investment Advisory Fees             (89)
Other Liabilities                                (30)
                                            --------
                                               5,260
----------------------------------------------------
NET ASSETS (100%)                           $191,411
----------------------------------------------------

                                             VALUE
                                             (000)!
----------------------------------------------------
NET ASSETS
Applicable to 191,406,814 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)              $191,411
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $   1.00
----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                             $191,408
Undistributed Net Investment Income (Loss)        (4)
Undistributed Realized Net Gain (Loss)             7
----------------------------------------------------
NET ASSETS                                  $191,411
----------------------------------------------------

!    See Note A1 to Financial Statements
##   Variable or floating rate security-rate disclosed is as
      of March 31, 1999.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO II (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Fixed Income Portfolio II invests in all sectors of the investment-grade bond market. Miller Anderson & Sherrerd constructs a diversified fund with a maturity and duration structure reflecting long-term views on interest rates and inflation. MAS selects investments in U.S. Treasuries, agencies, investment-grade corporates, mortgages, non-dollar and other fixed-income securities based upon relative value in the marketplace.

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/99*

                           MAS FIXED     SALOMON
                           INCOME II   BROAD INDEX
                           -----------------------
SIX MONTHS                   0.72%        (0.06)%
ONE YEAR                     5.94          6.50
FIVE YEARS                   7.50          7.81
SINCE INCEPTION              9.46          8.77

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

On May 12, 1997, shareholders approved a change in the Portfolio's investment policies to allow the Portfolio to invest in fixed-income securities of domestic issuers rated BBB or higher at the time of purchase. The Portfolio's performance pattern may have been affected by this change.

* The Fixed Income Portfolio II commenced operations on 8/31/90. Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (124.5%)

-------------------------------------------------------
                           RATINGS       FACE
                         (STANDARD     AMOUNT     VALUE
MARCH 31, 1999           & POOR'S)      (000)    (000)!
-------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (56.1%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pools:
   8.25%, 10/1/06             Agy    $     62  $     65
   10.00%,
   9/1/17-11/1/20             Agy         742       809
   10.25%, 7/1/09             Agy         176       192
   11.00%, 1/1/16             Agy         213       238
   11.25%,
   9/1/10-12/1/14             Agy         271       303
  Gold Pools:
   10.00%,
     10/1/19-1/1/21           Agy       1,243     1,362
   10.50%, 3/1/16             Agy         690       762
  April TBA
   6.00%, 4/15/29             Agy      57,500    55,919
Federal National
  Mortgage Association,
  Conventional Pools:
   9.00%, 2/1/17              Agy         978     1,049
   9.50%, 5/1/28              Agy       2,413     2,620
   10.00%, 3/1/20-5/1/22      Agy       2,070     2,263
   10.50%,
   11/1/17-2/1/28             Agy         760       830
   10.75%, 8/1/13             Agy          23        26
   11.00%, 4/1/21             Agy       2,277     2,555
   11.25%, 8/1/13             Agy         151       169
   11.50%, 1/1/17-9/1/25      Agy         521       590
  April TBA
   6.00%, 4/25/29             Agy     112,675   109,489
   6.50%, 4/25/29             Agy       2,400     2,332
Government National
  Mortgage Association:
  Adjustable Rate
  Mortgages:
   6.50%,
     10/20/27-1/20/28         Tsy       7,720     7,826
   6.875%,
     2/20/25-6/20/25          Tsy       7,509     7,642
   7.00%,
     2/20/25-11/20/25         Tsy       5,004     5,088
   7.125%, 7/20/25            Tsy         405       412
  Various Pools:
   9.00%, 11/15/17            Tsy       2,615     2,815
   9.50%,
     12/15/17-9/15/28         Tsy       9,998    10,869
   10.00%,
     11/15/09-10/15/28        Tsy      13,595    14,912
   10.50%,
     3/15/19-5/15/19          Tsy          77        85
   11.00%, 2/15/19            Tsy          12        13
   11.00%,
     2/15/10-1/20/18          Tsy         893     1,003
-------------------------------------------------------
GROUP TOTAL                                     232,238
-------------------------------------------------------
ASSET BACKED CORPORATES (15.1%)
(+) Aegis Auto
  Receivables Trust,
  Series 95-1 A
   8.60%, 3/20/02             N/R         128       128
Americredit Automobile
  Receivables Trust,
  Series 96-B A
   6.50%, 1/12/02             AAA         366       367

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO II (UNAUDITED)

                           RATINGS       FACE
                         (STANDARD     AMOUNT     VALUE
(CONT'D)                 & POOR'S)      (000)    (000)!
-------------------------------------------------------
Arcadia Automobile
  Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03            AAA    $  1,260  $  1,270
  97-D A3
   6.20%, 5/15/03             AAA       1,400     1,407
  98-A A3
   5.90%, 11/15/02            AAA       1,350     1,352
Banc One Home Equity
  Trust,
  Series 99-1 A1
   6.06%, 1/25/12             AAA       2,075     2,076
BankBoston Home Equity
  Loan Trust, Series
  98-2 A1
   6.28%, 11/25/10            AAA       1,414     1,415
Chevy Chase Auto
  Receivables Trust,
  Series 97-4 A
   6.25%, 6/15/04             AAA         707       710
+## Citibank Credit Card
  Master Trust I,
  Series 98-7 A
   4.949%, 5/15/02            Aaa       2,750     2,748
COMED Transitional
  Funding Trust, Series
  98-1 A1
   5.38%, 3/25/02             AAA       2,100     2,100
Contimortgage Home
  Equity Loan Trust,
  Series 99-A A1
   6.01%, 12/25/13            AAA       2,200     2,197
CPS Auto Grantor Trust,
  Series 97-2 A
   6.65%, 10/15/02            AAA         343       346
Daimler Benz Auto
  Grantor Trust,
  Series 97-A A
   6.05%, 3/31/05             AAA         444       446
Daimler Benz Vehicle
  Trust,
  Series 98-A A2
   5.23%, 12/20/01            AAA       2,075     2,073
EQCC Home Equity Loan
  Trust,
  Series:
  98-1 A1F
   6.21%, 12/15/07            AAA         717       717
  98-2 A1F
   6.235%, 4/15/08            AAA       1,493     1,495
(+) First Merchants Auto
  Receivables Corp.,
  Series 97-2 A1
   6.85%, 11/15/02            AAA         272       272

                           RATINGS       FACE
                         (STANDARD     AMOUNT     VALUE
                         & POOR'S)      (000)    (000)!
-------------------------------------------------------
First Security Auto
  Grantor Trust,
  Series:
  97-B A
   6.10%, 4/15/03             AAA    $    713  $    717
  98-A A
   5.97%, 4/15/04             AAA       1,392     1,399
## First USA Credit Card
  Master Trust,
  Series 97-10 A
   5.026%, 9/17/03            AAA       1,925     1,926
Ford Credit Auto Owner
  Trust,
  Series 97-B A3
   6.05%, 4/15/01             AAA         801       804
General Motors
  Acceptance Corp.,
  Series 97-A A
   6.50%, 4/15/02             AAA       1,379     1,389
+ Green Tree Home
  Improvement Loan
  Trust,
  Series 98-E HIA1
   5.91%, 8/15/07             Aaa       1,745     1,749
Green Tree Financial
  Corp.,
  Series:
  97-7 A3
   6.18%, 9/15/09             AAA         635       637
  + 98-1 A2
   5.85%, 4/1/11              Aaa       1,971     1,974
  98-C A1
   5.95%, 7/15/29             AAA         995       996
  99-A A1
   5.59%, 2/15/13             AAA       2,075     2,074
Greenpoint Manufactured
  Housing,
  Series 99-1 A1
   5.78%, 12/15/09            AAA       1,964     1,962
(+) Health Care
  Receivables
  Securitization
  Program, Series 97-1 A
   6.815%, 7/1/01             N/R         400       406
Honda Auto Receivables
  Grantor Trust,
  Series 97-A A
   5.85%, 2/15/03             AAA         717       718
Honda Auto Receivables
  Owner Trust,
  Series 99-1 A2
   5.19%, 6/15/01             AAA       1,925     1,924
IMC Home Equity Loan
  Trust,
  Series 98-1 A2
   6.31%, 12/20/12            AAA       2,425     2,430
IndyMac Home Equity
  Loan,
  Series 98-A AF1
   5.724%, 9/25/20            AAA       1,974     1,972

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS       FACE
                         (STANDARD     AMOUNT     VALUE
                         & POOR'S)      (000)    (000)!
-------------------------------------------------------
(+) Long Beach
  Acceptance Auto
  Grantor Trust,
  Series:
  97-2 A
   6.69%, 9/25/04             AAA    $    400  $    402
  98-1 A
   6.19%, 1/25/04             AAA         406       406
(+) National Car Rental
  Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03            N/R       1,125     1,155
Nissan Auto Receivables
  Grantor Trust,
  Series 97-A A
   6.15%, 2/15/03             AAA         756       761
(+) Rental Car Finance
  Corp., Series 97-1 A2
   6.45%, 4/25/03             AA        1,350     1,351
+ Residential Funding Mortgage
  Securities Co., Inc.,
  Series 98-HI2 A1
   5.696%, 2/25/10            Aaa       1,339     1,338
(+) Team Fleet Financing
  Corp.,
  Series:
  96-1A
   6.65%, 12/15/02            A-          475       478
  97-1A
   7.35%, 5/15/03             A-        1,300     1,333
UCFC Home Equity Loan,
  Series:
  97-D A2
   6.475%, 6/15/12            AAA       1,525     1,529
  ## 98-A A1
   5.016%, 7/15/11            AAA         912       910
  98-C A1
   5.06%, 12/15/12            AAA       1,855     1,853
Union Acceptance Corp.,
  Series 96-B A
   6.45%, 7/9/03              AAA       1,142     1,152
USAA Auto Loan Grantor
  Trust,
  Series 97-1 A
   6.00%, 5/15/04             AAA       2,068     2,079
WFS Financial Owner
  Trust,
  Series:
  97-C A3
   6.10%, 3/20/02             AAA         911       915
  98-A A2
   5.783%, 11/20/00           AAA       1,318     1,319
World Omni Automobile
  Lease Securitization Corp.,
  Series 97-B A2
   6.08%, 11/15/03            AAA       1,172     1,177
-------------------------------------------------------
GROUP TOTAL                                      62,354
-------------------------------------------------------

                           RATINGS       FACE
                         (STANDARD     AMOUNT     VALUE
                         & POOR'S)      (000)    (000)!
-------------------------------------------------------
ASSET BACKED MORTGAGES (0.2%)
Cityscape Home Equity
  Loan Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26            N/R    $ 10,306  $    224
  (+) 96-3 A YMA
   10/25/26                   N/R      10,306        14
Contimortgage Home
  Equity Loan Trust,
  Series:
  96-4 A11 I IO
   1.10%, 1/15/28             AAA       5,886       136
  (+) 96-4 A11 I YMA
   1/15/28                    AAA       6,243         8
  96-4 A12 I IO
   1.05%, 1/15/28             AAA       1,245        29
  (+) 96-4 A12 I YMA
   1/15/28                    AAA       1,370         2
  97-1 A10 I IO
   1.10%, 3/15/28             AAA       7,323       173
  (+) 97-1 A10 I YMA
   3/15/28                    N/R       7,800        11
-------------------------------------------------------
GROUP TOTAL                                         597
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (4.0%)
Federal Home Loan
  Mortgage Corporation,
  Series:
  47-F PAC-1 (12)
   10.00%, 6/15/20            Agy         271       286
  63-SA Inv Fl IO
   1.50%, 6/17/27             Agy      11,718       401
  ## 1546-FC PAC (11)
   5.50%, 12/15/21            Agy         981       981
  1632-SA Inv Fl REMIC
   6.514%, 11/15/23           Agy         884       807
  ## 1710-D REMIC
   5.45%, 6/15/20             Agy       1,004     1,007
  1887-SH Inv Fl IO
   10.325%, 3/15/24           Agy       2,550     1,066
  1933-FM REMIC
   5.75%, 3/15/25             Agy         141       141
  1983-IB
   8.00%, 8/15/27             Agy       5,350     1,405
  ## 2040-FC
   5.289%, 2/15/23            Agy         869       870
  2054-FC REMIC
   6.025%, 5/15/28            Agy       1,581     1,575
Federal National
  Mortgage Association,
  Series:
  ## 92-43 FC REMIC
   5.538%, 10/25/21           Agy         881       886

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO II (UNAUDITED)

                           RATINGS       FACE
                         (STANDARD     AMOUNT     VALUE
(CONT'D)                 & POOR'S)      (000)    (000)!
-------------------------------------------------------
  ## 94-50 FD REMIC
   5.388%, 3/25/24            Agy    $    669  $    670
  96-14 PC PO
   12/25/23                   Agy          77        60
  96-54 O PO
   11/25/23                   Agy          68        52
  ## 97-43 FM REMIC
   5.438%, 7/18/27            Agy       1,100     1,102
  ## 97-70 FA REMIC, PAC
    (11)
   5.388%, 7/18/20            Agy         564       565
  ## 97-76 FM
   5.388%, 9/17/27            Agy         538       538
  ## 98-22 FA REMIC
   5.388%, 4/18/28            Agy       1,752     1,750
  186 IO
   8.00%, 8/1/27              Agy       1,765       346
  191 IO
   8.00%, 1/1/28              Agy       5,068     1,041
  281-2 IO
   9.00%, 11/1/26             Agy       1,900       412
  291 2 IO
   8.00%, 11/1/27             Agy       3,212       643
-------------------------------------------------------
GROUP TOTAL                                      16,604
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (0.9%)
+## BA Mortgage
  Securities, Inc.,
  Series 97-1 A2
   5.437%, 7/25/26            Aaa         870       870
Mid-State Trust II,
  Series 88-2 A4
   9.625%, 4/1/03             AAA         893       950
## Morserv, Inc.,
  Series 96-2 1A1
   5.79%, 11/25/26            AAA       1,235     1,239
Rural Housing Trust,
  Series 87-1 B1 REMIC
   3.33%, 10/1/28             A-          289       285
## Ryland Mortgage
  Securities Corp. III,
  Series 92-A 1A
   8.255%, 3/29/30            A-          414       418
-------------------------------------------------------
GROUP TOTAL                                       3,762
-------------------------------------------------------
COMMERCIAL MORTGAGES (3.3%)
American Southwest
  Financial Securities
  Corp.,
  Series:
  93-2 A1
   7.30%, 1/18/09             N/R         873       896
  ## 93-2 S1 IO
   1.091%, 1/18/09            N/R       9,683       315
  + 95-C1 A1B
   7.40%, 11/17/04            Aaa       1,050     1,069

                           RATINGS       FACE
                         (STANDARD     AMOUNT     VALUE
                         & POOR'S)      (000)    (000)!
-------------------------------------------------------
Asset Securitization
  Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27             AAA    $  1,185  $  1,233
  ## 95-MD4 ACS2 IO
   2.247%, 8/13/29            N/R       2,209       320
  96-MD6 A1C
   7.04%, 11/13/26            AAA         825       845
  +## 97-D5 PS1 IO
   1.574%, 2/14/41            Aaa       5,997       559
(+) Beverly Finance
  Corp., Series 94-1
   8.36%, 7/15/04             AA-         675       720
(+) Carousel Center Finance, Inc.,
  Series 1 B
   7.188%, 10/15/07           A         1,400     1,424
(+) Creekwood Capital
  Corp., Series 95-1A
   8.47%, 3/16/15             AA          708       783
(+) Crystal Run
  Properties, Inc.,
  Series A
   7.393%, 8/15/11            AA        1,100     1,133
(+) CVM Finance Corp.
   7.19%, 3/1/04              AA          567       578
(+) DLJ Mortgage
  Acceptance Corp.,
  Series 96-CF2 A1B
   7.29%, 11/12/21            AAA         260       269
+## GMAC Commercial
  Mortgage Securities,
  Inc.,
  Series:
  96-C1 X2 IO
   1.874%, 3/15/21            Aaa       3,403       226
  97-C2 X IO
   1.26%, 4/15/27             Aaa      10,517       674
+## GS Mortgage
  Securities Corp. II,
  Series 97-GL X2 IO
   1.038%, 7/13/30            Aaa       2,660       117
## Merrill Lynch
  Mortgage Investors,
  Inc.,
  Series 96-C2 IO
   1.547%, 11/21/28           AAA       3,982       285
Mortgage Capital Funding, Inc.,
  Series 95-MC1 A1B
   7.60%, 5/25/27             AAA         738       748
## Nomura Asset Securities Corp.,
  Series 94-MD1 A2
   7.66%, 3/15/18             N/R         750       768
(+) Prime Property
  Funding, Series 1A
   6.633%, 7/23/03            AA          794       793
-------------------------------------------------------
GROUP TOTAL                                      13,755
-------------------------------------------------------
ENERGY (0.2%)
(+) Excel Paralubes
  Funding
   7.43%, 11/1/15             A-          675       702
-------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS       FACE
                         (STANDARD     AMOUNT     VALUE
                         & POOR'S)      (000)    (000)!
-------------------------------------------------------
FINANCE (11.1%)
(+) Anthem Insurance Cos., Inc.,
  Series A
   9.00%, 4/1/27              BBB+   $    705  $    733
Associates Corp. of
  North America
   6.00%, 7/15/05             AA-       1,420     1,406
BankAmerica Capital
  Corp.,
   5.875%, 2/15/09            A+          210       203
(+) BankAmerica
  Institutional, Series
  A
   8.07%, 12/31/26            A-        1,545     1,624
(+) BT Institutional
  Capital Trust,
  Series A
   8.09%, 12/1/26             BBB       1,760     1,813
Chase Manhattan Corp.
   6.00%, 2/15/09             A         1,100     1,072
CIT Group, Inc.
   5.91%, 11/23/05            A+        1,845     1,807
EOP Operating LP
   6.763%, 6/15/07            BBB         875       871
   6.80%, 1/15/09             BBB         385       383
   7.25%, 6/15/28             BBB         420       407
Equifax, Inc.
   6.30%, 7/1/05              A-        1,210     1,212
Equitable Companies,
  Inc.
   6.50%, 4/1/08              A         1,170     1,183
(+) Equitable Life
  Assurance Society of
  the U.S.,
  Series 1A
   6.95%, 12/1/05             A         1,200     1,242
(+) Farmers Exchange
  Capital
   7.05%, 7/15/28             A         1,440     1,380
(+) Farmers Insurance
  Exchange
   8.625%, 5/1/24             A           975     1,104
(+) Fifty-Seventh Street
  Associates
   7.125%, 6/1/17             A         1,152     1,134
(+) First Chicago NBD
  Corp.,
  Series A
   7.95%, 12/1/26             A-        1,610     1,680
(+) First Hawaiian Bank,
  Series A
   6.93%, 12/1/03             A         1,650     1,683
First Union
  Institutional Capital,
  Series I
   8.04%, 12/1/26             BBB+      1,250     1,314
First Union National
  Bank
   6.50%, 12/1/28             A           250       236
(+) Florida Property &
  Casualty
   7.375%, 7/1/03             A-          900       930
   7.45%, 7/1/04              A-          200       206
(+) Florida Windstorm
   6.70%, 8/25/04             A-          500       506
(+) Goldman Sachs Group,
  LP
   6.50%, 2/25/09             A+          845       838

                           RATINGS       FACE
                         (STANDARD     AMOUNT     VALUE
                         & POOR'S)      (000)    (000)!
-------------------------------------------------------
Hartford Life Corp.
   7.65%, 6/15/27             A      $  1,680  $  1,818
Household Finance Corp.
   6.375%, 8/1/10             A         2,605     2,575
J.P. Morgan & Co.
   6.00%, 1/15/09             AA-       1,305     1,260
Merrill Lynch & Co.
   6.00%, 2/17/09             AA-         800       775
(+) Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23             A+          875       878
   7.80%, 11/1/25             A+          625       687
Nationsbank Corp.
   6.80%, 3/15/28             A           245       241
(+) Nationwide Mutual
  Life Insurance Co.
   7.50%, 2/15/24             A+        1,245     1,228
(+) New York Life
  Insurance Co.
   7.50%, 12/15/23            AA-         750       752
Norwest Financial, Inc.
   5.625%, 2/3/09             A+        2,110     2,013
(+) PNC Institutional
  Capital, Series A
   7.95%, 12/15/26            BBB+      1,425     1,479
(+) Prime Property
  Funding II
   6.80%, 8/15/02             A           275       275
   7.00%, 8/15/04             A         1,380     1,381
(+) Prudential Insurance
  Co.
   8.30%, 7/1/25              A-        1,775     2,057
Washington Mutual
  Capital
   8.206%, 2/1/27             BBB-        415       435
   8.375%, 6/1/27             BBB-        990     1,058
(+) World Financial
  Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13              AA-       1,692     1,717
  96 WFP-D
   6.95%, 9/1/13              AA-         450       458
-------------------------------------------------------
GROUP TOTAL                                      46,054
-------------------------------------------------------
INDUSTRIALS (8.9%)
Atlas Air, Inc.,
  Series A
   7.38%, 1/2/18              AA-       1,745     1,819
Becton, Dickinson & Co.
   6.70%, 8/1/28              A+        1,565     1,561
Chrysler Corp.
   7.45%, 3/1/27              A+        1,880     2,047
Cox Communications, Inc.
   6.80%, 8/1/28              A-          275       272
Enron Corp.
   6.95%, 7/15/28             BBB+      1,395     1,353
(+) Federated Department
  Stores, Inc.
   6.90%, 4/1/29              BBB+      1,115     1,089
(+) Florida Windstorm
   7.125%, 2/25/19            AAA       1,110     1,114

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO II (UNAUDITED)

                           RATINGS       FACE
                         (STANDARD     AMOUNT     VALUE
(CONT'D)                 & POOR'S)      (000)    (000)!
-------------------------------------------------------
Ford Motor Co.
   6.625%, 10/1/28            A      $  2,360  $  2,284
General Motors Corp.
   6.75%, 5/1/28              A         2,570     2,528
Kroger Co.
   6.80%, 12/15/18            BBB-      1,810     1,773
Lowe's Companies, Inc.
   (+) 6.50%, 3/15/29         A           665       633
   6.875%, 2/15/28            A         1,340     1,339
(+) Monsanto Co.
   6.60%, 12/1/28             A         2,050     1,958
Neiman Marcus Group,
  Inc.
   6.65%, 6/1/08              BBB       1,625     1,626
News America, Inc.
   7.75%, 1/20/24             BBB-        375       394
   7.75%, 2/1/24              BBB-        565       594
   8.875%, 4/26/23            BBB-        780       918
(+) Oxymar
   7.50%, 2/15/16             BBB         650       574
(+) Scotia Pacific Co.
  LLC
   7.71%, 7/20/28             BBB       1,940     1,553
Tennessee Gas Pipeline
   7.00%, 10/15/28            BBB       1,155     1,145
Time Warner Cos., Inc.
   6.625%, 5/15/29            BBB         900       863
   6.95%, 1/15/28             BBB         320       320
   7.57%, 2/1/24              BBB       1,145     1,224
Union Pacific Co.
   6.625%, 2/1/29             BBB-      1,265     1,189
United Technologies
  Corp.
   6.70%, 8/1/28              A+        2,145     2,148
U.S. Airways Corp.,
  Series 98-1
   6.85%, 1/30/18             AA-       2,085     2,081
USA Waste Services
   7.00%, 7/15/28             BBB+      2,335     2,326
-------------------------------------------------------
GROUP TOTAL                                      36,725
-------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.2%)
Bank of America,
  Series A
   8.375%, 5/1/07             AAA          79        79
California Federal
  Savings & Loan,
  Series 86-1A
   8.80%, 1/1/14              AA           52        52
sec. First Federal
  Savings & Loan
  Association, Series
  92-C
   8.75%, 6/1/06
   (acquired 12/5/90,
   cost $206)                 AA            7         7

                           RATINGS       FACE
                         (STANDARD     AMOUNT     VALUE
                         & POOR'S)      (000)    (000)!
-------------------------------------------------------
## Resolution Trust
  Corp., Series 92-5C
   8.611%, 1/25/26            AA     $    274  $    272
Ryland Acceptance
  Corp. IV,
  Series 79-A
   6.65%, 7/1/11              AA          600       539
-------------------------------------------------------
GROUP TOTAL                                         949
-------------------------------------------------------
TELEPHONES 1.7%
AT&T Corp.
   6.50%, 3/15/29             AA-       1,325     1,298
Comcast Cable
  Communications
   8.375%, 5/1/07             BBB-        955     1,075
GTE Corp.
   6.94%, 4/15/28             A         2,350     2,394
MCI WorldCom, Inc.
   6.50%, 4/15/10             BBB+        970       985
   6.95%, 8/15/06             BBB+        470       490
   6.95%, 8/15/28             BBB+        800       814
-------------------------------------------------------
GROUP TOTAL                                       7,056
-------------------------------------------------------
TRANSPORTATION (1.6%)
Burlington Northern
  Santa Fe
   6.70%, 8/1/28              BBB+      1,600     1,562
Continental Airlines,
  Series:
  98-1 A
   6.648%, 9/15/17            AA+       1,955     1,972
  99-1 A
   6.545%, 8/2/20             AA+         410       406
Federal Express Corp.,
  Series:
  98-1B
   6.845%, 1/15/19            AA-       1,113     1,106
  98-1C
   7.02%, 1/15/16             BBB+        412       409
(+) Jet Equipment Trust,
  Series 94-A A11
   10.00%, 6/15/12            A         1,050     1,277
-------------------------------------------------------
GROUP TOTAL                                       6,732
-------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS       FACE
                         (STANDARD     AMOUNT     VALUE
                         & POOR'S)      (000)    (000)!
-------------------------------------------------------
U.S. TREASURY SECURITIES (16.9%)
U.S. Treasury Bond
   8.75%, 8/15/20             Tsy    $  2,000  $  2,681
U.S. Treasury Notes
   !! 3.375%, 1/15/07
   (Inflation Indexed)        Tsy      16,406    15,780
   3.625%, 1/15/08
   (Inflation Indexed)        Tsy       7,955     7,761
   3.625%, 7/15/02
   (Inflation Indexed)        Tsy       7,975     7,918
   4.50%, 1/31/01             Tsy       8,000     7,930
   4.75%, 11/15/08            Tsy       1,875     1,806
   6.625%, 5/15/07            Tsy      10,850    11,699
   7.50%, 2/15/05             Tsy      12,500    13,858
U.S. Treasury Strip
   2/15/19                    Tsy       2,275       689
-------------------------------------------------------
GROUP TOTAL                                      70,122
-------------------------------------------------------
UTILITIES (0.5%)
(+) CMS Panhandle Holdings Co.
   7.00%, 7/15/29             BBB-      1,675     1,646
(+) Edison Mission
  Energy Funding Corp.,
  Series B
   7.33%, 9/15/08             BBB         500       510
-------------------------------------------------------
GROUP TOTAL                                       2,156
-------------------------------------------------------
YANKEE (3.8%)
(+) Alcoa Aluminio S.A.,
  Series 96-1
   7.50%, 12/16/08            BBB         945       867
Cable & Wireless
  Communications plc
   6.75%, 12/1/08             A-        1,230     1,235
Empresa Nacional
  Electricidad
   7.325%, 2/1/37             A-          300       281
   7.75%, 7/15/08             A-        1,630     1,578
(+) Express Pipeline LP,
  Series A
   6.47%, 12/31/13            A-        1,912     1,825
(+) Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17              A         1,225     1,089
(+) Hyundai
  Semiconductor America
   8.625%, 5/15/07            B           925       742

                           RATINGS       FACE
                         (STANDARD     AMOUNT     VALUE
                         & POOR'S)      (000)    (000)!
-------------------------------------------------------
(+) Israel Electric
  Corp., Ltd.
   7.75%, 12/15/27            A-     $  1,830  $  1,745
(+) Oil Enterprises Ltd.
   6.239%, 6/30/08            AAA       1,573     1,557
(+) Oil Purchase Co.
   7.10%, 10/31/02            BBB         931       891
(+) Paiton Energy
  Funding
   9.34%, 2/15/14             CCC         800       136
(+) Petroliam Nasional
  Bhd.
   7.125%, 10/18/06           BBB-        760       703
(+) Petrozuata Finance,
  Inc.
   8.22%, 4/1/17              BB+       1,030       751
(+) Ras Laffan Liquefied
  Natural Gas Co.
   8.294%, 3/15/14            BBB+      1,950     1,834
Republic of Colombia
   8.70%, 2/15/16             BBB-        810       657
-------------------------------------------------------
GROUP TOTAL                                      15,891
-------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $518,745)   515,697
-------------------------------------------------------
PREFERRED STOCK (1.0%)
-------------------------------------------------------
                                       SHARES
                                       ------
MORTGAGES-OTHER (1.0%)
(+)+ Home Ownership Funding
  Corp., 13.331% (Cost
  $3,750)                Aaa                4     3,928
-------------------------------------------------------
CASH EQUIVALENTS (27.4%)
-------------------------------------------------------
                                         FACE
                                       AMOUNT
                                        (000)
                                      -------
Short-term Investments Held as
  Collateral for Loaned Securities
  (12.9%)                            $ 53,322    53,322
-------------------------------------------------------
DISCOUNT NOTES (7.4%)
Federal Home Loan Mortgage
  Corporation
  4.77%, 4/19/99                       16,006    15,968
Federal National Mortgage
  Association 4.73%, 5/24/99           15,000    14,895
-------------------------------------------------------
GROUP TOTAL                                      30,863
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO II (UNAUDITED)

                                       FACE
                                      AMOUNT    VALUE
(CONT'D)                              (000)     (000)!
-------------------------------------------------------
REPURCHASE AGREEMENT (7.1%)
Chase Securities, Inc. 4.80%,
  dated 3/31/99, due 4/1/99, to be
  repurchased at $29,429,
  collateralized by various U.S.
  Government Obligations, due
  4/1/99-2/28/01, valued at
  $29,689                            $ 29,425  $ 29,425
-------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $113,610)          113,610
-------------------------------------------------------
TOTAL INVESTMENTS 152.9% (Cost $636,105)        633,235
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-52.9%)
Interest Receivable                               4,336
Receivable for Investments Sold                     399
Receivable for Forward Commitments               14,979
Receivable for Fund Shares Sold                      10
Unrealized Gain on Swap Agreements                  111
Other Assets                                         14
Payable for Investments Purchased                (1,009)
Payable for Forward Commitments                (182,558)
Payable for Fund Shares Redeemed                 (1,359)
Payable for Investment Advisory Fees               (384)
Payable for Administrative Fees                     (28)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                       (15)
Payable to Custodian                                 (3)
Payable for Daily Variation on Futures
  Contracts                                          (7)
Collateral on Securities Loaned, at Value       (53,322)
Other Liabilities                                  (185)
                                               --------
                                               (219,021)
-------------------------------------------------------
NET ASSETS (100%)                              $414,214
-------------------------------------------------------

                                                VALUE
                                                (000)!
-------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 36,948,388 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                 $414,214
-------------------------------------------------------
NET ASSET VALUE PER SHARE                      $  11.21
-------------------------------------------------------
NET ASSETS CONSISTS OF:
Paid in Capital                                $412,198
Undistributed Net Investment Income (Loss)        7,926
Undistributed Realized Net Gain (Loss)           (3,339)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                          (2,870)
  Futures and Swaps                                 299
-------------------------------------------------------
NET ASSETS                                     $414,214
-------------------------------------------------------

sec.    Restricted Security-Total market value of
         restricted securities owned at March 31, 1999 was
         $7 or 0.0% of net assets.
!       See Note A1 to Financial Statements.
(+)     144A security. Certain conditions for public sale
         may exist.
!!      A portion of these securities was pledged to cover
         margin requirements for futures contracts.
+       Moody's Investors Service, Inc. rating. Security is
         not rated by Standard & Poor's Corporation.
##      Variable or floating rate security-rate disclosed is
         as of March 31, 1999.
Inv Fl  Inverse Floating Rate-Interest rate fluctuates with
         an inverse relationship to an associated interest
         rate. Indicated rate is the effective rate at March
         31, 1999.
IO      Interest Only
N/R     Not rated by Moody's Investors Service, Inc., or
         Standard & Poor's Corporation.
REMIC   Real Estate Mortgage Investment Conduit
PAC     Planned Amortization Class
PO      Principal Only
TBA     Security is subject to delayed delivery. See Note A8
         to Financial Statements.
YMA     Yield Maintenance Agreement

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MORTGAGE-BACKED
SECURITIES PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Mortgage-Backed Securities Portfolio invests in a full range of mortgage securities, collateralized mortgage obligations (CMOs), asset-backed securities, U.S. Government securities, other fixed-income securities and derivative instruments. Miller Anderson & Sherrerd selects mortgages that appear most attractively priced, while managing the Portfolio's prepayment risk, interest rate sensitivity and yield curve sensitivity.

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/99*

                            MAS
                      MORTGAGE-BACKED       LEHMAN
                        SECURITIES      MORTGAGE INDEX
                      --------------------------------
SIX MONTHS                  2.65%            1.79%
ONE YEAR                    4.60             6.27
FIVE YEARS                  7.27             7.95
SINCE INCEPTION             7.07             7.29

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Mortgage-Backed Securities Portfolio commenced operations on 1/31/92. Total returns are compared to the Lehman Brothers Mortgage Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (79.7%)

------------------------------------------------------
                            RATINGS      FACE
                          (STANDARD    AMOUNT    VALUE
MARCH 31, 1999            & POOR'S)     (000)   (000)!
------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (79.7%)
Federal Home Loan
  Mortgage Corporation,
  April TBA
   6.00%, 4/15/29              Agy    $10,850  $10,551
Federal National
  Mortgage Association,
  April TBA
   6.00%, 4/25/99              Agy      5,975    5,806
   6.50%, 4/25/99              Agy        400      389
------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $16,711)    16,746
------------------------------------------------------
CASH EQUIVALENTS (80.5%)
------------------------------------------------------
U.S. TREASURY SECURITY (2.4%)
!! U.S. Treasury Bill
  4/1/99                       Tsy        500      500
------------------------------------------------------
REPURCHASE AGREEMENT (78.1%)
Chase Securities, Inc. 4.80%, dated
  3/31/99, due 4/1/99, to be
  repurchased at $16,417
  collateralized by various U.S.
  Government Obligations, due
  4/1/99-2/28/99, valued at $16,562    16,415   16,415
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $16,915)           16,915
------------------------------------------------------
TOTAL INVESTMENTS (160.2%) (Cost $33,626)       33,661
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-60.2%)
Cash                                                29
Interest Receivable                                 76
Receivable for Investments Sold                  4,045
Receivable for Forward Commitments               1,071
Receivable for Daily Variation on Futures
  Contracts                                          5
Other Assets                                         3
Payable for Forward Commitments                (17,816)
Payable for Fund Shares Redeemed                    (3)
Payable for Investment Advisory Fees               (17)
Payable for Administrative Fees                     (1)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                       (2)
Other Liabilities                                  (41)
                                               -------
                                               (12,651)
------------------------------------------------------
NET ASSETS (100%)                              $21,010
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MORTGAGE-BACKED
SECURITIES PORTFOLIO (UNAUDITED)

                                                VALUE
(CONT'D)                                       (000)!
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 2,025,305 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                 $21,010
------------------------------------------------------
NET ASSET VALUE PER SHARE                      $ 10.37
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                $23,363
Undistributed Net Investment Income (Loss)         407
Undistributed Realized Net Gain (Loss)          (2,790)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                             35
  Futures                                           (5)
------------------------------------------------------
NET ASSETS                                     $21,010
------------------------------------------------------

!       See Note A1 to Financial Statements.
!!      A portion of these securities was pledged to cover
         margin requirements for future contracts.
TBA     Security is subject to delayed delivery. See Note
         A8 to Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

LIMITED DURATION
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Limited Duration Portfolio has a dual philosophy for achieving its objective: earn positive real returns and minimize the possibility of a negative return in a single quarter. Limiting average duration to between one and three years helps control interest rate risk while allowing for a broad spectrum of investment opportunities. The Portfolio invests in U.S. Treasury and agency securities, investment-grade corporate bonds, mortgage-backed securities and money market instruments, including floating rate notes.

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/99*

                       MAS LIMITED      SALOMON
                        DURATION     1-3 YEAR INDEX
                       ----------------------------
SIX MONTHS                 2.44%          1.43%
ONE YEAR                   5.73           6.08
FIVE YEARS                 5.97           6.18
SINCE INCEPTION            5.93           5.99

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Limited Duration Portfolio commenced operations on 3/31/92. Total returns are compared to the Salomon 1-3 Year Treasury/Government Sponsored Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (117.1%)

------------------------------------------------------
                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
MARCH 31, 1999           & POOR'S)     (000)    (000)!
------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (47.5%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pools:
   10.00%,
     4/1/10-10/1/20           Agy    $ 2,579  $  2,805
   10.50%, 12/1/14            Agy        190       209
   11.00%,
     8/1/15-5/1/20            Agy        152       170
   11.50%,
     12/1/08-1/1/18           Agy        749       848
  Gold Pools:
   10.00%,
     2/1/21-10/1/21           Agy        191       210
   10.50%,
     1/1/19-10/1/20           Agy        649       718
   11.50%, 8/1/10             Agy        111       124
   12.00%,
     6/1/15-9/1/15            Agy        380       427
  May TBA
   6.00%, 5/15/29             Agy      5,650     5,488
  June TBA
   7.00%, 6/15/29             Agy     19,650    19,883
Federal National
  Mortgage Association,
  Conventional Pools:
   9.50%, 11/1/20             Agy        502       544
   10.00%,
     12/1/15-9/1/16           Agy        625       685
   10.50%,
     4/1/15-12/1/16           Agy        395       432
   11.00%, 7/1/20             Agy        288       323
   11.50%, 11/1/19            Agy        407       461
   12.00%,
     5/1/14-8/1/20            Agy        190       218
   12.50%, 2/1/15             Agy         45        52
  April TBA
   6.00%, 4/25/29             Agy     20,000    19,434
Government National
  Mortgage Association:
  Adjustable Rate
  Mortgages:
   6.00%,
     7/20/27-9/20/27          Tsy      6,592     6,689
   6.50%,
     10/20/27-1/20/28         Tsy      2,627     2,663
   6.875%,
     1/20/25-6/20/25          Tsy      7,877     8,013
   7.00%, 3/20/25             Tsy      1,392     1,416
   7.50%, 1/20/25             Tsy      4,074     4,145
  Various Pools:
   9.00%,
     7/15/16-1/15/17          Tsy      1,840     1,981
   9.50%,
     12/15/17-12/15/21        Tsy      2,997     3,258
   10.00%,
     11/15/09-2/15/28         Tsy      7,408     8,120
   10.50%,
     11/15/18-5/15/26         Tsy        394       435
   11.00%,
     1/15/10-1/15/21          Tsy      2,176     2,446
   11.50%,
     2/15/13-11/15/19         Tsy      1,477     1,677
------------------------------------------------------
GROUP TOTAL                                     93,874
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

LIMITED DURATION
PORTFOLIO (UNAUDITED)

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
(CONT'D)                 & POOR'S)     (000)    (000)!
------------------------------------------------------
ASSET BACKED CORPORATES (25.7%)
(+) Aegis Auto
  Receivables Trust,
  Series 95-1 A
   8.60%, 3/20/02             N/R    $   357  $    357
AFG Receivables Trust,
  Series:
  95-A A
   6.15%, 9/15/00             A           66        66
  97-A A
   6.35%, 10/15/02            AAA        359       360
Americredit Automobile
  Receivables Trust,
  Series 96-B A
   6.50%, 1/12/02             AAA        216       217
Associates Manufactured
  Housing Pass Through
  Certificates,
  Series 97-1 A3
   6.60%, 6/15/28             AAA        992       994
Capital Auto
  Receivables Asset
  Trust,
  Series 99-1 A2
   5.58%, 6/15/02             AAA      2,000     2,002
Case Equipment Loan Trust,
  Series:
  95-A A
   7.30%, 3/15/02             AAA         47        47
  95-A B
   (+)7.65%, 3/15/02          A          114       114
  98-B A3
   5.81%, 5/15/03             AAA      2,200     2,204
Champion Home Equity
  Loan Trust,
  Series:
  96-3 A2
   7.03%, 8/25/11             AAA        328       329
  96-4 A2
   6.66%, 11/25/11            AAA        557       558
CIT Marine Trust,
  Series 98-A A2
   5.80%, 4/15/10             AAA      1,600     1,594
Contimortgage Home
  Equity Loan Trust,
  Series 97-4 A3
   6.26%, 7/15/12             AAA      1,137     1,139
CPS Auto Grantor Trust,
  Series:
  96-3 A
   6.30%, 8/15/02             AAA        245       246
  97-2 A
   6.65%, 10/15/02            AAA        325       328
  98-2 A
   6.09%, 11/15/03            AAA        973       976
Crown Home Equity Loan
  Trust,
  Series 96-1 A2
   6.51%, 6/25/11             AAA        276       275

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)!
------------------------------------------------------
Daimler Benz Vehicle Trust,
  Series 98-A A3
   5.16%, 1/20/03             AAA    $ 2,500  $  2,480
Delta Funding Home
  Equity Loan Trust,
  Series 96-3 A2
   6.525%, 10/25/11           AAA        471       471
First Merchants Auto
  Receivables Corp.,
  Series:
  96-C A2
   6.15%, 7/15/01             AAA      1,175     1,175
  (+) 97-2 A1
   6.85%, 11/15/02            AAA        251       251
First Security Auto
  Grantor Trust,
  Series 99-1 A4
   5.74%, 6/15/04             AAA      2,250     2,267
First Union Residential
  Securitization Trust,
  Series 96-2 A2
   6.46%, 9/25/11             AAA        556       555
Fleetwood Credit Corp.,
  Series 92-A A
   7.10%, 2/15/07             AAA        454       454
Ford Credit Auto Owner
  Trust,
  Series 98-B A4
   5.90%, 6/15/02             AAA      2,000     2,013
General Electric Home
  Equity Loan Asset-
  Backed Certificates,
  Series 91-1 B
   8.70%, 9/15/11             AAA        850       851
Global Rated Eligible
  Asset Trust,
  Series 98-A A1
   7.45%, 3/15/06             N/R        660       429
Greenwich Capital
  Acceptance, Inc.,
  Series 95-B A1
   6.00%, 8/10/20             AAA         39        39
Harley-Davidson
  Eaglemark Motorcycle
  Trust,
  Series 98-2 A2
   5.87%, 4/15/04             AAA      1,400     1,405
(+) Health Care
  Receivables
  Securitization
  Program, Series 97-1
  A
   6.815%, 7/1/01             N/R        450       456
(+) Honda Auto
  Receivables Grantor
  Trust,
  Series 98-A A
   5.50%, 11/15/04            AAA      1,723     1,718
Honda Auto Receivables
  Owner Trust,
  Series 99-1 A4
   5.35%, 10/15/04            AAA      1,100     1,089

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)!
------------------------------------------------------
IBM Credit Receivables
  Lease Asset Master
  Trust,
  Series 93-1 A
   4.55%, 11/15/00            AAA    $    13  $     13
Illinois Power Special
  Purpose Trust,
  Series 98-1 A2
   5.26%, 6/25/03             AAA      1,900     1,888
IMC Home Equity Loan Trust,
  Series 96-4 A3
   6.81%, 7/25/11             AAA        346       346
MMCA Automobile Trust,
  Series 99-1 A3
   5.50%, 7/15/05             AAA      1,700     1,693
Money Store (The)
  Residential Trust,
  Series 97-1 A2
   6.48%, 6/15/10             AAA      1,570     1,574
(+) National Car Rental
  Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03            N/R        950       976
Navistar Financial
  Corp. Owner Trust,
  Series 97-B A3
   6.20%, 3/15/01             AAA      1,002     1,004
Newcourt Equipment
  Trust Securities,
  Series 98-2 A3
   5.45%, 10/15/02            AAA      1,700     1,692
Olympic Automobile
  Receivables Trust,
  Series 94-B B
   6.95%, 6/15/01             AAA        106       106
(+) Peco Energy Transition Trust,
  Series 99 A A2
   5.63%, 3/1/05              AAA      1,500     1,494
Preferred Credit Corp.,
  Series 97-1 A3
   6.91%, 5/1/07              AAA        780       779
Premier Auto Trust,
  Series:
  95-4 A4
   6.00%, 5/6/00              AAA         26        26
  98-5 A3
   5.07%, 7/8/02              AAA      1,750     1,734
  99-1 A3
   5.69%, 11/8/02             AAA      2,000     2,003
(+) Rental Car Finance
  Corp., Series 97-1 A2
   6.45%, 8/25/04             AA         925       926
(+) Team Fleet Financing Corp.,
  Series:
  96-1A
   6.65%, 12/15/02            A-       1,350     1,360

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)!
------------------------------------------------------
  97-1A
   7.35%, 5/15/03             A-     $ 1,475  $  1,513
  98-2A
   6.07%, 7/25/02             AA       1,400     1,398
Union Acceptance Corp.,
  Series:
  96-B A
   6.45%, 7/9/03              AAA        521       526
  97-B A2
   6.70%, 6/8/03              AAA        980       990
+ Vanderbilt Mortgage Finance,
  Series 97-B 1A2
   6.775%, 12/7/28            Aaa      1,202     1,212
------------------------------------------------------
GROUP TOTAL                                     50,712
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (1.5%)
Federal Home Loan
  Mortgage Corporation,
  Series 1931-A SEQ
   7.25%, 6/15/21             Agy         84        84
Federal National
  Mortgage Association,
  Series:
  94-93 PD PAC-1(11)
   7.25%, 4/25/15             Agy        219       218
  ## 98-22 FA REMIC
   5.336%, 4/18/22            Agy        504       504
  275 2 IO
   8.00%, 11/1/26             Agy     11,528     2,232
------------------------------------------------------
GROUP TOTAL                                      3,038
------------------------------------------------------
COMMERCIAL MORTGAGES (0.7%)
Asset Securitization
  Corp.,
  Series 97-D5 A1A
   6.50%, 2/14/04             AAA        788       795
CBM Funding Corp.,
  Series 96-1 A1
   7.55%, 2/1/13              AA          80        80
Midland Realty Acceptance Corp.,
  Series 96-C2 A1
   7.02%, 1/25/29             AA         459       467
------------------------------------------------------
GROUP TOTAL                                      1,342
------------------------------------------------------
ENERGY (0.6%)
Enron Corp.
   6.625%, 10/15/03           BBB+     1,160     1,177
------------------------------------------------------
FINANCE (20.1%)
American General
  Finance Corp.,
   5.75%, 11/1/03             A+       1,455     1,439
Associates Corp. of
  North America
   5.875%, 7/15/02            AA-      1,810     1,812

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

LIMITED DURATION
PORTFOLIO (UNAUDITED)

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
(CONT'D)                 & POOR'S)     (000)    (000)!
------------------------------------------------------
Bank One Corp.
   5.625%, 2/17/04            A+     $ 1,430  $  1,413
BankAmerica Corp.
   6.875%, 6/1/03             A+       1,200     1,238
Beneficial Corp.,
  Series:
  G
   6.45%, 6/19/00             A          670       677
  I
   6.27%, 7/9/01              A        1,290     1,303
Chase Manhattan Bank,
   5.69%, 2/10/04             A+       1,165     1,153
Chrysler Financial
  Corp.
   6.375%, 1/28/00            A+         775       782
  Series G
   6.61%, 6/16/00             A+         895       907
CIT Group Holdings
   6.25%, 3/28/01             A+         770       779
   6.375%, 10/1/02            A+         915       928
Countrywide Funding Corp.,
  Series A
   7.32%, 8/15/00             A          650       663
Dayton Hudson Corp.
   6.625%, 3/1/03             A-       1,110     1,135
EOP Operating LP
   6.50%, 6/15/04             BBB      1,020     1,013
Equifax, Inc.
   6.50%, 6/15/03             A-         970       987
(+) Farmers Insurance
  Exchange
   8.50%, 8/1/04              A        1,100     1,195
(+) First Hawaiian
  Bank,
  Series A
   6.93%, 12/1/03             A        1,075     1,097
(+) Florida Property & Casualty
   7.375%, 7/1/03             A-         375       387
   7.45%, 7/1/04              A-         150       155
(+) Florida Windstorm
   6.70%, 8/25/04             A-         425       430
Ford Motor Credit Corp.
   + 6.125%, 4/28/03          A1       1,575     1,589
   8.375%, 1/15/00            A          400       410
General Motors
  Acceptance Corp.
   7.125%, 5/1/01             A        1,705     1,755
(+) Goldman Sachs Group, LP
   6.50%, 2/25/09             A+         500       496
Homeside Lending, Inc.
   6.875%, 6/30/02            A+         891       913
(+) Hyatt Equities LLC
   7.00%, 5/15/02             BBB+     1,190     1,180
J.P. Morgan & Co., Inc.
   5.75%, 2/25/04             AA       1,575     1,560
Lehman Brothers
  Holdings, Inc.
   6.625%, 11/15/00           A          725       729
First Union Corp.
   6.625%, 6/15/00            A        1,205     1,221

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)!
------------------------------------------------------
Merrill Lynch & Co.
   6.00%, 2/12/03             AA-    $ 1,150  $  1,152
(+) Metropolitan Life
  Insurance Co.
   6.30%, 11/1/03             A+       1,555     1,572
(+) Nationwide Mutual
  Insurance Co.
   6.50%, 2/15/04             A+       1,198     1,205
Norwest Financial, Inc.
   5.375%, 9/30/03            A+       1,265     1,241
PNC Funding Corp.
   6.125%, 2/15/09            BBB+       820       804
(+) Prime Property Funding II
   6.80%, 8/15/02             A          785       785
   7.00%, 8/15/04             A-         225       225
(+) Prudential
  Insurance Co.
   6.875%, 4/15/03            A-       1,390     1,423
Smith Barney Holdings
   7.00%, 3/15/04             A          960       996
Toyota Motor Credit Corp.
   5.50%, 9/17/01             AAA      1,035     1,030
------------------------------------------------------
GROUP TOTAL                                     39,779
------------------------------------------------------
INDUSTRIALS (5.5%)
Columbia/HCA Healthcare
   6.41%, 6/15/00             BB+      1,250     1,225
Comdisco, Inc.,
  Series G
   6.00%, 6/1/00              BBB+     1,165     1,166
(+) CVS Corp.
   5.50%, 2/15/04             A        1,190     1,173
(+) EES Coke Battery Co., Inc.
   7.125%, 4/15/02            BBB        430       431
(+) Federated
  Department Stores
   6.30%, 4/1/09              BBB+       790       780
(+) Kern River Funding
  Corp.
   6.42%, 3/31/01             A-         367       368
(+) Marlin Water Trust
   7.09%, 12/15/01            BBB        895       905
May Department Stores
   9.875%, 12/1/02            A          810       915
(+) Monsanto Co.
   5.375%, 12/1/01            A        1,200     1,188
(+) Scotia Pacific Co.
  LLC
   6.55%, 1/20/07             A          860       817
Turner Broadcasting
  Systems
   7.40%, 2/1/04              BBB-       945       996
Waste Management, Inc.
   6.125%, 7/15/01            BBB+       980       985
------------------------------------------------------
GROUP TOTAL                                     10,949
------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)!
------------------------------------------------------
TAXABLE MUNICIPAL (0.4%)
New York State Power
  Authority, Revenue Bonds,
  Series B
   6.11%, 2/15/11             AAA    $   805  $    809
------------------------------------------------------
TELEPHONES (2.0%)
AT&T Corp.
   6.00%, 3/15/09             AA       1,305     1,298
GTE Corp.
   9.10%, 6/1/03              A          990     1,104
MCI WorldCom, Inc.
   6.125%, 8/15/01            BBB+     1,575     1,588
------------------------------------------------------
GROUP TOTAL                                      3,990
------------------------------------------------------
TRANSPORTATION (0.4%)
Union Pacific Co.
   9.625%, 12/15/02           BBB-       625       695
------------------------------------------------------
U.S. TREASURY SECURITIES (11.1%)
U.S. Treasury Notes
   !! 3.625%, 7/15/02
   (Inflation Indexed)        Tsy     20,308    20,175
   4.50%, 1/31/01             Tsy      1,700     1,685
------------------------------------------------------
GROUP TOTAL                                     21,860
------------------------------------------------------
UTILITIES (0.3%)
(+) Edison Mission
  Energy Funding Corp.
   6.77%, 9/15/03             BBB        531       535
------------------------------------------------------
YANKEE (1.3%)
Korea Development Bank
   7.375%, 9/17/04            BBB-       470       459
(+) Oil Enterprises
  Ltd.
   6.239%, 6/30/08            AAA        964       954
(+) Oil Purchase Co.
   7.10%, 10/31/02            BBB        486       465
Sony Corp.
   6.125%, 3/4/03             A+         650       655
------------------------------------------------------
GROUP TOTAL                                      2,533
------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $231,105)                                    231,293
------------------------------------------------------
PREFERRED STOCK (0.8%)
------------------------------------------------------
                                      SHARES
                                      ------
MORTGAGE-OTHER (0.8%)
(+)+ Home Ownership Funding Corp.
   13.331% (Cost
     $1,552)                  Aaa          2     1,625
------------------------------------------------------

                          RATINGS     FACE
                         (STANDARD   AMOUNT    VALUE
                         & POOR'S)    (000)    (000)!
------------------------------------------------------
INTEREST RATE CAP (0.0%)-SEE NOTE A6
------------------------------------------------------
@ Bankers Trust Co., terminating
  10/15/99, to receive on
  10/15/99, the excess, as
  measured on 10/15/98, of 12
  month LIBOR over 6.34%
  multiplied by the notional
  amount.
  (Premium Paid $370)           A-   $96,748  $     --
------------------------------------------------------
CASH EQUIVALENT (4.2%)
------------------------------------------------------
REPURCHASE AGREEMENT (4.2%)
Chase Securities, Inc. 4.80%,
  dated 3/31/99, due 4/1/99, to be
  repurchased at $8,313,
  collateralized by various U.S.
  Government Obligations, due
  4/1/99-2/28/01, valued at $8,387
  (Cost $8,312)                        8,312     8,312
------------------------------------------------------
TOTAL INVESTMENTS (122.1%) (Cost $241,339)     241,230
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-22.1%)
Cash                                               109
Interest Receivable                              1,849
Receivable for Forward Commitments              53,541
Receivable for Fund Shares Sold                     50
Receivable for Daily Variation on Futures
  Contracts                                         67
Unrealized Gain on Swap Agreements                  21
Other Assets                                         9
Payable for Forward Commitments                (98,235)
Payable for Fund Shares Redeemed                  (906)
Payable for Investment Advisory Fees              (165)
Payable for Administrative Fees                    (14)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                       (9)
Other Liabilities                                  (51)
                                              --------
                                               (43,734)
------------------------------------------------------
NET ASSETS (100%)                             $197,496
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

LIMITED DURATION
PORTFOLIO (UNAUDITED)

                                               VALUE
(CONT'D)                                       (000)!
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 19,052,988 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                $197,496
------------------------------------------------------
NET ASSET VALUE PER SHARE                     $  10.37
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                               $200,658
Undistributed Net Investment Income (Loss)       1,013
Undistributed Realized Net Gain (Loss)          (4,295)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                           (109)
  Futures and Swaps                                229
------------------------------------------------------
NET ASSETS                                    $197,496
------------------------------------------------------

!      See Note A1 to Financial Statements.
(+)    144A security. Certain conditions for public sale
        may exist.
!!     A portion of these securities was pledged to cover
        margin requirements for futures contracts.
+      Moody's Investors Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation.
##     Variable of floating rate security-rate disclosed is
        as of March 31,1999
@      Value is less than $500.
IO     Interest Only
LIBOR  London Interbank Offer Rate
N/R    Not rated by Moody's Investors Service, Inc. or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note A8
        to Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SPECIAL PURPOSE FIXED
INCOME PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Special Purpose Fixed Income Portfolio is designed for use as part of a balanced investment program. MAS constructs a diversified fund with a maturity and duration structure reflecting long-term views on interest rates and inflation. MAS selects investments in U.S. Treasuries, agencies, corporates, mortgages, non-dollar and other fixed-income securities based upon relative value in the marketplace.

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/99*

                      MAS SPECIAL PURPOSE     SALOMON
                         FIXED INCOME       BROAD INDEX
                      ---------------------------------
SIX MONTHS                    1.68%            (0.06)%
ONE YEAR                      5.14              6.50
FIVE YEARS                    8.09              7.81
SINCE INCEPTION               9.01              7.82

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

* The Special Purpose Fixed Income Portfolio commenced operations on 3/31/92. Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (116.0%)

------------------------------------------------------
                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
MARCH 31, 1999          & POOR'S)      (000)    (000)!
------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (46.2%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pools:
   10.50%,
     9/1/09-3/1/27           Agy    $  2,521  $  2,774
   11.00%,
     12/1/10-9/1/20          Agy       1,474     1,649
   11.75%, 12/1/17           Agy          77        88
  Gold Pools:
   10.50%,
     11/1/15-4/1/21          Agy       3,291     3,637
  April TBA
   6.00%, 4/15/29            Agy    $ 23,775  $ 23,121
Federal National Mortgage
  Association,
  Conventional Pools:
   9.00%, 1/1/21             Agy       3,580     3,841
   9.50%,
     11/1/20-2/1/27          Agy       6,151     6,679
   10.00%,
     11/1/18-5/1/22          Agy       6,074     6,649
   10.50%,
     8/1/15-4/1/22           Agy       2,123     2,320
   11.00%, 11/1/20           Agy         180       202
   12.00%, 11/1/15           Agy       2,285     2,612
   12.50%, 9/1/15            Agy         209       240
  April TBA
   6.00%, 4/25/29            Agy     129,750   126,081
Government National
  Mortgage
  Association:
  Adjustable Rate
  Mortgages:
   6.50%,
     10/20/27-12/20/27       Tsy       8,471     8,587
   6.875%,
     2/20/25-6/20/25         Tsy      13,222    13,456
   7.00%,
     2/20/25-3/20/25         Tsy       4,082     4,153
  Various Pools:
   6.00%, 2/20/27            Tsy       1,068     1,083
   9.50%, 4/15/28            Tsy       3,421     3,722
   10.00%,
     2/15/16-10/15/28        Tsy       7,416     8,120
   10.50%,
     10/15/15-5/15/26        Tsy       2,360     2,608
   11.00%,
     1/15/10-5/15/26         Tsy       4,051     4,553
   12.00%,
     3/15/11-4/15/14         Tsy          42        48
   12.50%, 6/15/10           Tsy          72        83
------------------------------------------------------
GROUP TOTAL                                    226,306
------------------------------------------------------
ASSET BACKED CORPORATES (14.7%)
Advanta Mortgage Loan Trust,
  Series 97-3 A2
   6.61%, 4/25/12            AAA          85        85
Arcadia Automobile
  Receivables Trust,
  Series:
  97-D A3
   6.20%, 5/15/03            AAA       1,890     1,900
  98-A A3
   5.90%, 11/15/02           AAA       2,715     2,719
Block Mortgage Finance, Inc.
  Series 99-1 A1
   5.94%, 9/25/13            AAA       2,787     2,783

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SPECIAL PURPOSE FIXED
INCOME PORTFOLIO (UNAUDITED)

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
(CONT'D)                & POOR'S)      (000)    (000)!
------------------------------------------------------
Centex Home Equity
  Series 99-1 A1
   6.07%, 3/25/18            AAA    $  1,970  $  1,969
CIT Group Home Equity
  Loan Trust,
  Series 97-1 A3
   6.25%, 9/15/11            AAA          36        36
+## Citibank Credit
  Card Master Trust I,
  Series 98-7 A
   4.949%, 5/15/02           Aaa       3,875     3,873
COMED Transitional
  Funding Trust,
  Series 98-1 A1
   5.38%, 3/25/02            AAA       2,800     2,801
## Contimortgage Home
  Equity Loan Trust,
  Series 98-2 A2B PAC
  (11)
   4.966%, 3/15/13           AAA       1,812     1,809
Daimler Benz Auto
  Grantor Trust,
  Series 97-A
   6.05%, 3/31/05            AAA         958       963
Daimler Benz Vehicle Trust,
  Series 98-A A2
   5.23%, 12/20/01           AAA       2,600     2,597
Delta Funding Home
  Equity Loan Trust,
  Series 98-4 A1F
   6.16%, 2/15/16            AAA       1,451     1,453
EQCC Home Equity Loan
  Trust,
  Series 99-1 A1F
   5.77%, 3/20/29            AAA       2,500     2,498
(+) First Mortgage Acceptance
  Corp., Loan Receivables Trust,
  Series 96-B A1
   7.629%, 11/1/18           AAA       1,091     1,086
First Security Auto
  Grantor Trust,
  Series 97-B A
   6.10%, 4/15/03            AAA       1,576     1,584
## First USA Credit
  Card Master Trust,
  Series 97-10 A
   5.026%, 9/17/03           AAA       2,740     2,741
Ford Credit Auto Owner
  Trust,
  Series 97-B A3
   6.05%, 4/15/01            AAA       3,808     3,822
Green Tree Financial
  Corp.,
  Series 97-7 A3
   6.18%, 9/15/09            AAA       1,316     1,320

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
Green Tree Home Equity
  Loan Trust,
  Series 98-C A1
   5.95%, 7/15/29            AAA    $  1,363  $  1,364
+ Green Tree Home
  Improvement Loan
  Trust, Series 98-E
  HI A1
   5.907%, 8/15/07           Aaa       2,150     2,154
Greenpoint
  Manufactured
  Housing, Series 99-1
  A1
   5.78%, 12/15/09           AAA       2,455     2,452
Honda Auto Receivables
  Grantor Trust,
  Series:
  97-A A
   5.85%, 2/15/03            AAA       1,603     1,607
  + 97-B A
   5.95%, 5/15/03            AAA          98        98
Honda Auto Receivables
  Owner Trust,
  Series 99-1 A2
   5.186%, 6/15/01           AAA       3,000     2,998
IMC Home Equity Loan
  Trust,
  Series 98-1 A2
   6.31%, 12/20/12           AAA       2,175     2,179
(+) Long Beach
  Acceptance Auto
  Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04            AAA         885       889
MMCA Automobile Trust,
  Series 97-I A3
   6.06%, 5/15/01            AAA       2,775     2,781
(+) National Car
  Rental Financing
  Ltd., Series 96-1 A4
   7.35%, 10/20/03           N/R       1,650     1,695
Nissan Auto
  Receivables Grantor
  Trust, Series 97-A A
   6.15%, 2/15/03            AAA       1,677     1,688
(+) Rental Car Finance Corp.,
  Series 97-1 A2
   6.45%, 8/25/04            AA        2,765     2,767
+ Residential Funding
  Mortgage Securities
  Co., Inc., Series
  98-HI2 A1
   5.696%, 2/25/10           Aaa       1,967     1,965
(+) Securitized
  Multiple Asset Rated
  Trust, Series 97-3
  A1
   7.71%, 4/15/06            N/R       1,277       830
(+) Team Fleet Financing Corp.,
  Series 96-1 A
   6.65%, 12/15/02           A-        1,125     1,133

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
(+) Textron Financial
  Corp. Receivables
  Trust, Series 98-A
  A1
   5.82%, 2/15/02            AAA    $  1,695  $  1,698
UCFC Home Equity Loan
  Trust,
  Series 98-C A1
   5.706%, 1/15/13           AAA       2,213     2,211
WFS Financial Owner
  Trust,
  Series:
  97-C A3
   6.10%, 3/20/02            AAA       1,903     1,910
  98-A A2
   5.783%, 11/20/00          AAA       1,208     1,210
World Omni Automobile Lease
  Securitization Trust,
  Series 97-B A2
   6.08%, 11/15/03           AAA       2,594     2,603
------------------------------------------------------
GROUP TOTAL                                     72,271
------------------------------------------------------
ASSET BACKED MORTGAGES (0.3%)
Cityscape Home Equity
  Loan Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26           N/R      24,000       521
  (+) 96-3 A YMA
   10/25/26                  N/R      24,000        32
Contimortgage Home
  Equity Loan Trust,
  Series:
  (+) 96-4 A11 I IO
   1.10%, 1/15/28            AAA      14,231       330
  96-4 A11 I YMA
   1/15/28                   AAA      14,231        19
  (+) 96-4 A12 I IO
   1.05%, 1/15/28            AAA       3,007        70
  96-4 A12 I YMA
   1/15/28                   AAA       3,007         5
  97-1 A10 I IO
   1.10%, 3/15/28            AAA      17,850       421
  97-1 A10 I YMA
   3/15/28                   N/R      17,850        25
------------------------------------------------------
GROUP TOTAL                                      1,423
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (4.8%)
Federal Home Loan Mortgage
  Corporation,
  Series:
  83-IB IO
   8.00%, 8/15/27            Agy       7,150     1,879
  88-22 C PAC (11)
   9.50%, 4/15/20            Agy          39        41

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
  186 IO
   8.00%, 8/1/27             Agy    $  1,814  $    355
  1415-S Inv Fl IO
   22.25%, 11/15/07          Agy         597       248
  1476-S Inv Fl IO
  REMIC PAC
   4.595%, 2/15/08           Agy       6,329       617
  1485-S Inv Fl IO REMIC
   4.60%, 3/15/08            Agy       5,319       419
  1546 FC
   5.50%, 12/15/21           Agy       1,218     1,219
  1600-SA Inv Fl IO REMIC
   3.00%, 10/15/08           Agy      11,825       650
  ##1933-FM REMIC
   5.75%, 3/15/25            Agy          90        90
  ##1933-FO REMIC
   5.75%, 3/15/25            Agy         158       158
  ##2040-FC
   5.289%, 2/15/23           Agy       1,614     1,617
Federal National
  Mortgage
  Association,
  Series:
  92-186 S Inv Fl IO REMIC
   3.642%, 10/25/07          Agy      10,595       815
  93-205 H PO REMIC
   9/25/23                   Agy       2,228     1,350
  ##94-50 FD Inv Fl REMIC
   5.388%, 3/25/24           Agy       1,283     1,285
  ##94-73 F
   5.438%, 12/25/20          Agy       1,166     1,168
  96-14 PC PO
   12/25/23                  Agy         288       224
  96-54 O PO
   11/25/23                  Agy         246       186
  96-68 SC Inv Fl IO
  REMIC
   3.163%, 1/25/24           Agy       3,825       470
  ##97-43 FM REMIC
   5.438%, 7/18/27           Agy       1,799     1,802
  97-70 FA Inv Fl REMIC
   5.388%, 7/18/20           Agy       1,052     1,053
  ##97-76 FM
   5.388%, 9/17/27           Agy       1,098     1,099
  ##97-76 FN
   5.338%, 9/17/27           Agy       1,075     1,075
  ##98-22 FA REMIC
   5.336%, 4/18/22           Agy       3,211     3,208
  191 IO
   8.00%, 1/1/28             Agy       6,884     1,415
  291 2 IO
   8.00%, 11/1/27            Agy       4,691       939
  X-97C FC TBA
   5.638%, 3/25/24           Agy         483       487
------------------------------------------------------
GROUP TOTAL                                     23,869
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SPECIAL PURPOSE FIXED
INCOME PORTFOLIO (UNAUDITED)

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
(CONT'D)                & POOR'S)      (000)    (000)!
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
NON-AGENCY COLLATERAL SERIES (0.7%)
American Housing
  Trust,
  Series: IV 2 C
   9.553%, 9/25/20           A      $    201  $    210
  V 1G
   9.125%, 4/25/21           AAA       1,030     1,093
Mid-State Trust II,
  Series 88-2 A4
   9.625%, 4/1/03            AAA         582       620
## Rural Housing
  Trust, Series 87-1
  B1 REMIC
   3.33%, 10/1/28            A-          138       135
## Ryland Mortgage
  Securities Corp.
  III, Series 92-A 1A
   8.255%, 3/29/30           A-        1,307     1,320
------------------------------------------------------
GROUP TOTAL                                      3,378
------------------------------------------------------
COMMERCIAL MORTGAGES (5.0%)
+ American Southwest Financial
  Securities Corp., Series 95-C1
  A1B
   7.40%, 11/17/04           Aaa       2,030     2,067
Asset Securitization Corp.,
  Series:
  95-MD4 A1
   7.10%, 8/13/29            AAA       2,418     2,484
  96-MD6 A1C
   7.04%, 11/13/26           AAA       1,845     1,890
(+) Beverly Finance
  Corp., Series 94-1
   8.36%, 7/15/04            AA-       2,175     2,319
(+) Carousel Center Finance,
  Inc.,
  Series 1 A1
   6.828%, 11/15/07          AA        1,550     1,556
(+) Creekwood Capital Corp.,
  Series 95-1A
   8.47%, 3/16/15            AA        1,653     1,827
(+) Crystal Run Properties, Inc.,
  Series A
   7.393%, 8/15/06           AA        2,125     2,188
(+) DLJ Mortgage
  Acceptance Corp.,
  Series 96-CF2 A1B
   7.29%, 7/15/06            AAA         545       565
+## GMAC Commercial Mortgage
  Securities, Inc.,
  Series: 96-C1 X2 IO
   1.874%, 3/15/21           Aaa       7,831       521
  97-C2 X IO
   1.26%, 4/15/27            Aaa      21,488     1,378
+## GS Mortgage
  Securities
  Corp. II,
  Series 97-GL X2 IO
   1.038%, 7/13/30           Aaa       5,905       259

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
## Merrill Lynch
  Mortgage
  Investors, Inc.,
  Series 96-C2 IO
   1.547%, 11/21/28          AAA    $  9,002  $    645
Nomura Asset
  Securities Corp.,
  Series 94-MD1 A3
   8.026%, 3/15/18           AAA       1,135     1,174
(+) Park Avenue
  Finance Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07            N/R         907       953
(+) Prime Property
  Funding,
  Series 1A
   6.633%, 7/23/03           AA        1,519     1,518
(+) Stratford Finance
  Corp.
   6.776%, 2/1/04            AA        2,300     2,297
## Structured Asset
  Securities Corp.,
  Series: 96-CFL X1 IO
   1.219%, 2/25/28           N/R      10,644       548
  96-CFL X1A IO
   1.219%, 2/25/28           N/R       7,903       111
  96-CFL X2 IO
   1.152%, 2/25/28           N/R       2,904        65
------------------------------------------------------
GROUP TOTAL                                     24,365
------------------------------------------------------
ENERGY (0.4%)
(+) Excel Paralubes
  Funding
   7.43%, 11/1/15            A-        1,120     1,164
Mobile Energy Services
   8.665%, 1/1/17            CCC       1,816       618
------------------------------------------------------
GROUP TOTAL                                      1,782
------------------------------------------------------
FINANCE (9.9%)
(+) Anthem Insurance Cos., Inc.,
  Series A
   9.00%, 4/1/27             BBB+      1,135     1,180
Associates Corp. of
  North America
   6.95%, 11/1/18            AA-         395       402
BankAmerica Corp.
   5.875%, 2/15/09           A+          685       662
(+) BankAmerica Institutional,
  Series A
   8.07%, 12/31/26           A-        2,325     2,445
(+) BT Institutional Capital
  Trust,
  Series A
   8.09%, 12/1/26            BBB       2,680     2,761
Chase Manhattan Corp.
   6.00%, 2/15/09            A         1,000       974
EOP Operating LP
   6.763%, 6/15/07           BBB       1,420     1,413
   6.80%, 1/15/09            BBB         550       546
Equifax, Inc.
   6.90%, 7/1/28             A-          890       888

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
(+) Equitable Life
  Assurance Society of
  the U.S., Series 1A
   6.95%, 12/1/05            A      $  2,740  $  2,837
(+) Farmers Exchange Capital
   7.05%, 7/15/28            A           575       551
(+) Farmers Insurance Exchange
   8.625%, 5/1/24            A         2,200     2,491
(+) First Chicago NBD Corp.,
  Series A
   7.95%, 12/1/26            A-        1,900     1,983
First Union Institutional
  Capital,
  Series I
   8.04%, 12/1/26            BBB+      2,150     2,261
(+) Florida Property &
  Casualty
   7.375%, 7/1/03            A-          750       775
(+) Florida Windstorm
   6.70%, 8/25/04            A-        1,000     1,011
Golden State Holdings
  Escrow Corp.
   7.125%, 8/1/05            BB+       1,955     1,956
(+) Goldman Sachs Group, LP
   6.50%, 2/25/09            A+        1,200     1,190
Great Western Financial, Inc.
  Series A
   8.206%, 2/1/27            BBB-        255       268
HMH Properties,
  Series A
   7.875%, 8/1/05            BB        2,035     1,987
Lehman Brothers
  Holdings, Inc.
   8.50%, 8/1/15             A           300       324
   8.80%, 3/1/15             A           620       693
(+) Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23            A+        2,000     2,007
(+) Nationwide Mutual
  Life Insurance Co.
   7.50%, 2/15/24            A+        2,300     2,269
(+) New York Life Insurance Co.
   7.50%, 12/15/23           AA-       1,075     1,078
(+) PNC Institutional Capital,
  Series A
   7.95%, 12/15/26           BBB+      2,530     2,625
(+) Prime Property Funding II
  Series 1A
   6.80%, 8/15/02            A           200       200
   7.00%, 8/15/04            A         1,945     1,946
(+) Prudential Insurance Co.
   8.30%, 7/1/25             A-        2,205     2,556
Washington Mutual
  Capital
   8.375%, 6/1/27            BBB-      1,300     1,389

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
(+) World Financial
  Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13             AA-    $  2,995  $  3,040
  96 WFP-D
   6.95%, 9/1/13             AA-       1,700     1,730
------------------------------------------------------
GROUP TOTAL                                     48,438
------------------------------------------------------
INDUSTRIALS (9.5%)
American Standard Cos.
   7.375%, 4/15/05           BB-       1,445     1,415
Browning-Ferris
  Industries, Inc.
   7.40%, 9/15/35            A-        1,300     1,118
Columbia/HCA Healthcare
   7.19%, 11/15/15           BB+       1,050       870
   7.58%, 9/15/25            BB+       1,145       960
   9.00%, 12/15/14           BB+         785       802
Continental Airlines
   7.461%, 4/1/15            AA+         466       486
Continental
  Cablevision
   8.30%, 5/15/06            BBB       1,285     1,420
Cox Communications, Inc.
   6.80%, 8/1/28             A-          265       262
CSC Holdings, Inc.
   7.875%, 12/15/07          BB+       1,810     1,907
DR Structured Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10            BB+         445       423
  93-K1 A2
   7.43%, 8/15/18            BB+         275       259
  94-K1 A2
   8.375%, 8/15/15           BB+       1,075     1,099
  94-K2 A2
   9.35%, 8/15/19            BB+       1,335     1,392
Enron Corp.
   6.95%, 7/15/28            BBB+      1,755     1,702
(+) Federated
  Department Stores,
  Inc.
   6.90%, 4/1/29             BBB+      1,330     1,299
(+) Florida Windstorm
   7.125%, 2/25/19           AAA       1,325     1,330
Ford Motor Co.
   6.625%, 10/1/28           A         1,420     1,375
Fred Meyer, Inc.
   7.375%, 3/1/05            BB+       1,615     1,675
General Motors Corp.
   6.75%, 5/1/28             A         1,570     1,544
Harrahs Operating Co., Inc.
   7.50%, 1/15/09            BBB-        635       642
Lenfest Communications, Inc.
   7.625%, 2/15/08           BB+       1,330     1,372
   8.375%, 11/1/05           BB+       1,315     1,410
(+) Lowe's Companies,
  Inc.
   6.50%, 3/15/29            A         1,415     1,347

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SPECIAL PURPOSE FIXED
INCOME PORTFOLIO (UNAUDITED)

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
(CONT'D)                & POOR'S)      (000)    (000)!
------------------------------------------------------
(+) Monsanto Co.
   6.60%, 12/1/28            A      $  2,355  $  2,249
News America, Inc.
   7.28%, 6/30/28            BBB-      2,355     2,360
(+) Oxymar
   7.50%, 2/15/16            BBB       1,490     1,316
Rhone-Poulenc Rorer, Inc.,
  Series 92-A 3
   8.62%, 1/5/21             BBB-      2,175     2,332
Saks, Inc.
   7.375%, 2/15/19           BB+         970       944
(+) Scotia Pacific Co.
  LLC
   7.71%, 7/20/28            BBB       3,305     2,646
(+) Tenet Healthcare
  Corp.
   7.625%, 6/1/08            BB+       1,575     1,513
Tennessee Gas Pipeline
   7.00%, 10/15/28           BBB       1,430     1,418
Time Warner Cos., Inc.
   6.625%, 5/15/29           BBB       2,055     1,971
   7.57%, 2/1/24             BBB         840       898
Union Pacific Co.
   6.625%, 2/1/29            BBB-        970       912
Union Pacific Resources Corp.,
  Series E
   6.79%, 11/9/07            BBB-        415       422
USA Waste Services
   7.00%, 7/15/28            BBB+      1,470     1,464
------------------------------------------------------
GROUP TOTAL                                     46,554
------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.4%)
sec. First Federal Savings & Loan
  Association,
  Series 92-C
   8.75%, 6/1/06
   (acquired 8/24/92-
   11/28/94, cost
   $178)                     AA            8         8
## Resolution Trust
  Corp., Series 92-5 C
   8.611%, 1/25/26           AA          728       723
Ryland Acceptance Corp. IV,
  Series 79-A
   6.65%, 7/1/11             AA        1,121     1,008
sec. Shearson American Express,
  Series A CMO
   9.625%, 12/1/12
   (acquired 8/24/92-
   5/28/93, cost $936)       AA          139       139
------------------------------------------------------
GROUP TOTAL                                      1,878
------------------------------------------------------
TELEPHONES (1.6%)
AT&T Corp.
   6.50%, 3/15/29            AA-       1,580     1,547
Comcast Cable
  Communications
   8.375%, 5/1/07            BBB-        480       540

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
Intermedia
  Communications,
  Inc.,
   # 0.00%, 5/15/06          B      $    355  $    307
  Series B
   8.50%, 1/15/08            B           280       279
   8.60%, 6/1/08             B         1,550     1,550
MCI Worldcom, Inc.
   6.95%, 8/15/28            BBB+      1,565     1,593
# Qwest Communications
  International, Inc.
   0.00%, 2/1/08             BB+       2,475     1,903
------------------------------------------------------
GROUP TOTAL                                      7,719
------------------------------------------------------
TRANSPORTATION (1.2%)
Continental Airlines,
  Series 98-1 A
   6.648%, 9/15/17           AA+       2,138     2,156
(+) Jet Equipment
  Trust, Series 95-C
   10.69%, 5/1/15            BBB-      2,080     2,552
Union Pacific Co.
   6.625%, 2/1/08            BBB-        975       983
   7.125%, 3/1/28            BBB-        495       496
------------------------------------------------------
GROUP TOTAL                                      6,187
------------------------------------------------------
U.S. TREASURY SECURITIES (12.5%)
U.S. Treasury Notes
   3.375%, 1/15/07
   (Inflation Indexed)       Tsy      22,433    21,578
   3.625%, 7/15/02
   (Inflation Indexed)       Tsy       7,271     7,224
   !! 3.625%, 1/15/08
   (Inflation Indexed)       Tsy      11,026    10,757
   4.50%, 1/31/01            Tsy       9,050     8,971
   4.75%, 11/15/08           Tsy       6,975     6,719
   6.625%, 5/15/07           Tsy       5,525     5,957
------------------------------------------------------
GROUP TOTAL                                     61,206
------------------------------------------------------
UTILITIES (0.7%)
CMS Energy Corp.
   7.50%, 1/15/09            BB        1,270     1,293
(+) Edison Mission
  Energy Funding
  Corp., Series B
   7.33%, 9/15/08            BBB       1,225     1,249
Niagara Mohawk Power,
  Series G
   7.75%, 10/1/08            BB+       1,007     1,081
------------------------------------------------------
GROUP TOTAL                                      3,623
------------------------------------------------------
YANKEE (8.1%)
(+) Alcoa Aluminio
  S.A., Series 96-1
   7.50%, 12/16/08           BBB       2,447     2,244
(+) AST Research, Inc.
   7.45%, 10/1/02            BB-       2,395     2,255

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
Cable & Wireless
  Communications plc
   6.75%, 12/1/08            A-     $  1,460  $  1,466
Empresa Nacional
  Electricidad
   7.325%, 2/1/37            A-          410       384
   7.75%, 7/15/08            A-        1,985     1,922
Glencore Nickel
  Property Ltd.
   9.00%, 12/1/14            BB+       1,605     1,374
Grupo Minero Mexicano
  S.A. de CV,
  Series A
   8.25%, 4/1/08             BB        1,525     1,273
(+) Hutchison Whampoa Financial,
  Series B
   7.45%, 8/1/17             A         2,790     2,480
(+) Hyundai
  Semiconductor
  America
   8.625%, 5/15/07           B         1,500     1,203
(+) Israel Electric Corp., Ltd.
   7.25%, 12/15/06           A-          545       542
   7.75%, 12/15/27           A-        1,505     1,435
Korea Development Bank
   7.375%, 9/17/04           BBB-      1,470     1,436
Multicanal S.A.
   10.50%, 4/15/18           BB+       1,100       916
National Power Corp.
   7.875%, 12/15/06          BB+       1,100     1,010
   8.40%, 12/15/16           BB+       1,490     1,270
(+) Oil Purchase Co.
   7.10%, 4/30/02            BBB       1,781     1,705
(+) Paiton Energy
  Funding
   9.34%, 2/15/14            CCC       1,900       323
(+) Petroliam Nasional
  Bhd.
   7.125%, 10/18/06          BBB-      1,695     1,568
(+) Petrozuata
  Finance, Inc.
   8.22%, 4/1/17             BB+       2,595     1,893
(+) Ras Laffan
  Liquefied Natural
  Gas Co.
   8.294%, 3/15/14           BBB+      3,615     3,400
# Republic of
  Argentina Par,
   7.33%, 3/31/23            BB        3,630     2,511
Republic of Colombia
   8.70%, 2/15/16            BBB-      2,210     1,792
   10.875%, 3/9/04           BBB-        260       270
Rogers Cablesystems
  Ltd., Series B
   10.00%, 3/15/05           BB+       1,450     1,635
(+) Samsung
  Electronics Co.
   8.50%, 11/1/02            BB-         290       285
United Mexican States Par Bond,
  Series A
   6.25%, 12/31/19           BB        3,830     3,009
------------------------------------------------------
GROUP TOTAL                                     39,601
------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $572,517)                                    568,600
------------------------------------------------------
                          RATINGS
                        (STANDARD              VALUE
                        & POOR'S)    SHARES    (000)!
------------------------------------------------------
PREFERRED STOCK (1.9%)
------------------------------------------------------
MORTGAGES-OTHER (1.9%)
(+)+ Home Ownership
  Funding Corp.,
  13.331%, (Cost
  $8,964)                    Aaa      10,400  $  9,392
------------------------------------------------------
INTEREST RATE CAP (0.0%)-SEE NOTE A6
------------------------------------------------------
                                        FACE
                                      AMOUNT
                                       (000)
                                    --------
@ J.P. Morgan and Co.,
  terminating 10/15/99,
  to receive on 10/15/99
  the excess, as measured
  on 10/15/98, of 12
  month LIBOR over 6.34%
  multiplied by the notional
  amount (Premium Paid $492) AA-    $116,600        --
------------------------------------------------------
STRUCTURED INVESTMENT (0.1%)-SEE NOTE A7
------------------------------------------------------
Morgan Guaranty Trust
  Company, 11/20/05; monthly
  payments equal to 1% per
  annum of the outstanding
  notional balance, indexed
  to GNMA ARM pools
  (Cost $1,438)              N/R      24,318       270
------------------------------------------------------
CASH EQUIVALENTS (16.6%)
------------------------------------------------------
Short-term Investments Held as
  Collateral for
  Loaned Securities (5.2%)                      25,506
------------------------------------------------------
DISCOUNT NOTE (4.9%)
Federal Home Loan Mortgage Corp.
  4.77%, 4/29/99                      24,000    23,902
------------------------------------------------------
REPURCHASE AGREEMENT (6.5%)
Chase Securities, Inc. 4.80%,
  dated 3/31/99, due 4/1/99, to
  be repurchased at $32,122,
  collateralized by various U.S.
  Government Obligations, due
  4/1/99-2/28/01, valued at
  $32,406                             32,118    32,118
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $81,526)           81,526
------------------------------------------------------
TOTAL INVESTMENTS (134.6%) (Cost $664,937)     659,788
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SPECIAL PURPOSE FIXED
INCOME PORTFOLIO (UNAUDITED)

                                               VALUE
(CONT'D)                                       (000)!
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-34.6%)
Cash                                          $    271
Interest Receivable                              5,688
Receivable for Investments Sold                  2,233
Receivable for Forward Commitments              16,839
Unrealized Gain on Swap Agreements                 169
Other Assets                                        27
Payable for Forward Commitments               (166,150)
Payable for Fund Shares Redeemed                (2,258)
Payable for Investment Advisory Fees              (462)
Payable for Administrative Fees                    (34)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                      (27)
Payable for Daily Variation on Futures
  Contracts                                       (181)
Collateral on Securities Loaned, at Value      (25,506)
Other Liabilities                                 (172)
                                              --------
                                              (169,563)
------------------------------------------------------
NET ASSETS (100%)                             $490,225
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 41,637,765 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                $490,225
------------------------------------------------------
NET ASSET VALUE PER SHARE                     $  11.77
------------------------------------------------------

                                               VALUE
                                               (000)!
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                               $493,238
Undistributed Net Investment Income (Loss)       8,017
Undistributed Realized Net Gain (Loss)          (5,703)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                         (5,149)
  Futures and Swaps                               (178)
------------------------------------------------------
NET ASSETS                                    $490,225
------------------------------------------------------

sec.    Restricted Security-Total market value of
         restricted securities owned at March 31, 1999 was
         $147 or 0.0% of net assets.
!       See Note A1 to Financial Statements.
(+)     144A security. Certain conditions for public sale
         may exist.
!!      A portion of these securities was pledged to cover
         margin requirements for futures contracts.
+       Moody's Investors Service, Inc. rating. Security is
         not rated by Standard & Poor's Corporation.
#       Step Bond-Coupon increases in increments to
         maturity.
         Rate disclosed is as of March 31,1999.
         Maturity date disclosed is the ultimate maturity.
##      Variable of floating rate security-rate disclosed
         is as of March 31, 1999.
@       Value is less than $500.
CMO     Collateralized Mortgage Obligation
Inv Fl  Inverse Floating Rate-Interest rate fluctuates with
         an inverse relationship to an associated interest
         rate. Indicated rate is the effective rate at
         March 31, 1999.
IO      Interest Only
LIBOR   London Interbank Offer Rate
N/R     Not rated by Moody's Investors Service, Inc., or
         Standard & Poor's Corporation.
PAC     Planned Amortization Class
PO      Principal Only
REMIC   Real Estate Mortgage Investment Conduit
TBA     Security is subject to delayed delivery. See Note
         A8 to Financial Statements.
YMA     Yield Maintenance Agreement

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MUNICIPAL
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Municipal Portfolio invests in debt obligations issued by state and local governments or their agencies and in other fixed-income securities. Portfolio structure reflects three key elements: duration, sector selection and security selection. Duration varies depending on Miller Anderson & Sherrerd's outlook for changes in interest rates, becoming longer than the benchmark index in periods when MAS expects rates to fall and shorter in periods when MAS expects them to rise. Investments in individual securities and sectors reflect MAS's views on the risks and rewards available in the various bonds offered in the market. Normally, at least 80% of the Portfolio will be invested in municipal securities. Taxable securities are included only in cases where MAS believes they will improve the fund's risk/reward profile on an after-tax basis.

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/99*

                                   LEHMAN      LEHMAN
                                   5 YEAR      10 YEAR     BLENDED
                         MAS      MUNICIPAL   MUNICIPAL   MUNICIPAL
                      MUNICIPAL     INDEX       INDEX       INDEX
                      ---------------------------------------------
SIX MONTHS               2.88%      1.87%       1.22%       1.55%
ONE YEAR                 6.51       5.72        6.27        6.00
FIVE YEARS               8.47       6.10        7.63        7.49
SINCE INCEPTION          7.68       5.79        7.23        7.00

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

The Portfolio was initially focused on long-term securities. On April 15, 1996, shareholders approved a change in the Portfolio's investment policies to emphasize fixed-income securities of shorter duration. On October 2, 1998, shareholders approved a change in the Portfolio's investment policies to specify that generally at least 80% of its income will be exempt from regular federal income tax. The Portfolio's performance pattern may have been affected by these changes.

* The Municipal Portfolio commenced operations on 10/1/92. Total returns are compared to the Lehman 5 Year Municipal Index and the Lehman 10 Year Municipal Index, both unmanaged market indices, as well as the Blended Municipal Index, an unmanaged index comprised of the Lehman Long Municipal Index from 10/1/92 to 3/31/96 and 50% Lehman 10 Year Municipal Index and 50% Lehman 5 Year Municipal Index thereafter. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (118.5%)

------------------------------------------------------
                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
MARCH 31, 1999          & POOR'S)      (000)    (000)!
------------------------------------------------------
MUNICIPAL BONDS (92.7%)
Alabama Drinking Water
  Finance Authority
  Revenue Bonds,
  Series A (AMBAC)
   4.60%, 8/15/10            AAA    $  1,415  $  1,416
Aldine, TX Independent
  School District
  (PSFG)
   Zero Coupon,
     2/15/07                 AAA         750       530
Aliquippa School
  District, PA
   Zero Coupon, 6/1/12       A           685       360
Allegheny County, PA
  Hospital Development
  Authority Revenue
  Bonds,
  Series A (MBIA)
   4.625%, 8/1/12            AAA       1,000       974
  Series B (MBIA)
   4.85%, 12/15/12           AAA       1,100     1,100
+ Amarillo, TX Health
  Facility Corp.
  Revenue Bonds (FSA)
   5.50%, 1/1/10             Aaa       1,275     1,361
Anchorage Alaska,
  General Obligation
  Bonds, Series A
   4.70%, 4/1/12             AAA       1,000       994
Arkansas State
  Development Finance
  Authority Home
  Mortgage Revenue
  Bonds, Series B-1
   4.90%, 7/1/29             AAA           5         5
Berks County, PA
  (FGIC)
  Zero Coupon
   5/15/19                   AAA       1,250       442
   11/15/20                  AAA       1,000       335
Berks County, PA Solid
  Waste Authority
  (FGIC)
   6.00%, 4/1/11             AAA         170       182
Bradford, PA Area
  School District
  (FGIC)
   4.60%, 10/1/10            AAA         250       250
+ Bucks County, PA
  Water & Sewer
  Authority Revenue
  Bonds Series B
   5.50%, 2/1/08             Aaa         150       156

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MUNICIPAL
PORTFOLIO (UNAUDITED)

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
(CONT'D)                & POOR'S)      (000)    (000)!
------------------------------------------------------
California Housing &
  Finance Agency
  Revenue Bonds (MBIA)
   5.30%, 8/1/14             AAA    $    135  $    139
Center Township, PA
  Sewer Authority
  Revenue Bonds,
  Series A (MBIA)
   Zero Coupon,
     4/15/17                 AAA         615       245
  Series A
   6.00%, 4/15/03            AAA         500       528
Central MI University
  Revenue Bonds, TBA
  (FGIC)
   4.65%, 10/1/11            AAA       1,345     1,344
Charleston County, SC,
  Resource Recovery
  Revenue Bonds
  (AMBAC)
   5.15%, 1/1/09             AAA       1,000     1,048
Chicago IL, General
  Obligation Bonds,
  Series A (FGIC)
   4.90%, 1/1/14             AAA       1,000       998
Chicago IL, Tax
  Increment Revenue
  Bonds (AMBAC)
   4.70%, 11/15/13           AAA       1,000       979
Clark County, WA
  Public Utility
  District No. 001
  Revenue Bonds (FSA),
   4.90%, 1/1/15             AAA       1,605     1,591
Cleveland, OH Airport
  Special Revenue
  Bonds
   5.50%, 12/1/08            BB          750       764
Clinton County, PA
  Industrial
  Development
  Authority
   6.25%, 11/15/06           BB          150       155
Colorado Health
  Facilities Revenue
  Bonds, Series A
   Zero Coupon, 7/15/20      AAA       1,000       318
Council Rock, PA
  School District
  (FGIC)
   4.60%, 11/15/12           AAA       1,000       988
Delaware County, PA
  Industrial Development
  Authority Revenue
  Bonds,
  Series A
   6.50%, 1/1/08             A-          200       214
Detroit, MI Downtown
  Development
  Authority Tax
  Increment Revenue
  Bonds (MBIA)
   4.65%, 7/1/10             AAA       1,330     1,323

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
Du Page & Will Counties, IL
  Community School
  District No. 204,
  General Obligation
  Bonds (FSA)
   4.80%, 12/30/13           AAA    $  1,150  $  1,144
Duneland, IN School
  Building Corp.
  Revenue Bonds (MBIA)
   4.85%, 8/1/13             AAA       1,045     1,038
East Detroit, MI
  School District
  General Obligation
  Bonds (FGIC)
   4.55%, 5/1/11             AAA       1,075     1,065
Elizabeth Forward, PA
  School District,
  Series B (MBIA)
   Zero Coupon, 9/1/11       AAA       1,250       692
Ephrata, PA Area
  School District,
  Series C TBA (FGIC)
   4.60%, 10/15/11           AAA       1,000       991
Erie, PA Sewer
  Authority Revenue
  Bonds, Series A
  (AMBAC)
   5.00%, 6/1/11             AAA         455       465
+ Essex County, NJ
  Utility Authority
  Revenue Bonds,
  Series A (FSA)
   4.80%, 4/1/14             Aaa       1,005     1,003
Fort Worth, TX
  Independent School
  District (PSFG)
   Zero Coupon, 2/15/08      AAA         940       631
Georgia State Housing
  & Financing
  Authority, Series A
  A2 (FHA)
   5.875%, 12/1/19           AAA         105       109
Girard Area, PA School
  District (FGIC)
   Zero Coupon
   10/1/18                   AAA         700       262
   10/1/19                   AAA         250        88
+ Grand Haven, MI Area
  Public Schools, TBA
   4.70%, 5/1/12             Aaa       1,300     1,296
+ Grand Traverse
  County, MI Hospital
  Revenue Bonds,
  (AMBAC) Series A
   4.625%, 7/1/10            Aaa       1,835     1,821
Hamilton County, IN
  Redevelopment
  Authority Revenue
  Bonds (MBIA)
   4.90%, 8/1/13             AAA       1,160     1,152

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
Houston, TX Housing
  Finance &
  Development Corp.,
  Single Family
  Mortgage Revenue
  Bonds, Series B-1
   8.00%, 6/1/14             A      $    500  $    528
Houston, TX Water &
  Sewer Systems
  Revenue Bonds,
  Series A (FSA)
   Zero Coupon 12/1/21       AAA       6,510     2,012
   Zero Coupon,
     12/1/22                 AAA       2,150       630
+ Howard Suamico, WI
  School District
  General Obligation
  Bonds (FSA)
   4.60%, 3/1/12             Aaa         360       356
   4.75%, 3/1/14             Aaa       1,115     1,102
Huron Valley, MI
  School District TBA
  (FGIC)
   4.65%, 5/1/11             AAA       1,095     1,094
+ Idaho Housing &
  Finance Association,
  Single Family
  Mortgage Revenue
  Bonds, Series H-2
   5.40%, 7/1/27             Aaa         195       199
Illinois Development
  Finance Authority
  Revenue Bonds (FGIC)
   Zero Coupon, 12/1/09      AAA       2,000     1,221
Indiana State
  University Revenue
  Bonds, Series I
  (FGIC)
   5.20%, 10/1/12            AAA       1,640     1,689
Indiana Transportation
  Finance Authority
  Highway Revenue
  Bonds (AMBAC)
   Zero Coupon, 12/1/16      AAA       1,695       688
Indianapolis Airport
  Authority Revenue
  Bonds
   7.10%, 1/15/17            BBB         375       419
Intermountain Power
  Agency, UT, Power
  Supply Revenue
  Bonds, Series A
   Zero Coupon, 7/1/17       A+        1,750       692
  Series B (MBIA)
   6.50%, 7/1/09             AAA         300       350
Jefferson Parish, LA
  School Board Sales &
  Use Tax Revenue
  Bonds (FSA)
   Zero Coupon, 9/1/06       AAA       1,000       728

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
Kane & De Kalb
  Counties, IL Unit
  School District
  (AMBAC)
   Zero Coupon, 12/1/09      AAA    $    725  $    443
Kelloggsville, MI
  Public School
  District (FGIC)
   5.00%, 5/1/12             AAA       1,290     1,315
King County, WA
  Liberty System
  Facility Revenue
  Bonds (AMBAC)
   4.85%, 12/1/13            AAA       1,110     1,110
Lackawanna County, PA
  General Obligation
  Bond,
  Series A (FGIC)
   4.80%, 1/1/13             AAA       1,010     1,000
+ Lehigh County, PA
  General Purpose
  Authority Revenue
  Bonds, Lehigh Valley
  Health Networks,
  Series C (MBIA)
   4.90%, 7/1/11             Aaa       1,195     1,203
Lehigh County, PA
  General Purpose
  Authority Revenue
  Bonds, Horizons
  Health Systems,
  Inc., Series B
   8.25%, 7/1/13             N/R         250       253
Long Island, NY Power
  Authority Electric
  System Revenue
  Bonds,
  Series A (FSA)
   Zero Coupon, 12/1/15      AAA       2,535     1,113
Louisiana Public
  Facilities Authority
  Hospital Revenue
  Bonds Series A (FSA)
   5.50%, 7/1/10             AAA       2,700     2,880
Maine Municipal Bond Bank,
  Series C (FSA)
   5.10%, 11/1/12            AAA       1,130     1,159
Michigan State
  Hospital Finance
  Authority Revenue
  Bonds, Series A
  (MBIA)
   5.00%, 2/15/12            AAA       1,000     1,012
Midland, TX
  Independent School
  District (PSFG)
   Zero Coupon, 8/15/06      AAA         750       546

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MUNICIPAL
PORTFOLIO (UNAUDITED)

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
(CONT'D)                & POOR'S)      (000)    (000)!
------------------------------------------------------
Minnesota State
  Housing & Finance
  Agency Single Family
  Mortgage Revenue
  Bonds, Series E
   5.05%, 7/1/24             AA+    $    460  $    464
Mobile, AL Industrial
  Development Board
  Solid Waste Disposal
  Revenue Bonds
   6.95%, 1/1/20             D           280        98
Montour, PA School
  District (MBIA)
   Zero Coupon, 1/1/13       AAA         300       150
Nebraska Investment
  Finance Authority
  Revenue Bonds,
  Series D
   5.80%, 3/1/20             AAA         230       239
+ Nevada Housing
  Division,
  Series C
   5.65%, 4/1/27             Aaa         220       228
New Jersey Economic
  Development
  Authority Revenue
  Bonds, Series A
   Zero Coupon, 4/1/12       N/R         625       280
New York City, NY
  General Obligation
  Series G
   5.00%, 8/1/12 (MBIA)       AAA      1,000     1,018
  Inverse Bonds
   ##22.46%, 10/1/03         A-          350       568
New York City, NY
  Industrial
  Development Agency
  Revenue Bonds (FSA)
   6.00%, 11/1/15            AAA       2,250     2,418
New York State
  Dormitory Authority
  Revenue Bonds
   5.10%, 2/15/11
     (FSA)                   AAA         825       850
  Series E
   5.10%, 2/15/11
     (FSA)                   AAA       1,250     1,287
  Series H
   5.125%, 7/1/11
     (FGIC)                  AAA       1,000     1,038
Noblesville, IN High
  School Building
  Corp. (AMBAC)
   Zero Coupon, 2/15/19      AAA       1,850       659
North Carolina Housing
  & Finance Agency
  Revenue Bonds,
  Series:
  JJ
   5.75%, 3/1/23             AA          200       206
  RR
   5.00%, 9/1/22             AA        1,795     1,817

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
+ North Carolina
  Medical Care
  Commission Hospital
  Revenue Bonds
  (AMBAC)
   4.60%, 10/1/10            Aaa    $  1,685  $  1,676
North Carolina Medical
  Care Commission
  Hospital Revenue
  Bonds (MBIA)
   4.70%, 10/1/12            AAA       1,435     1,414
+ North Hempstead, NY
  General Obligation
  Bonds,
  Series B (FGIC)
   5.00%, 3/1/12             Aaa         890       910
Okemos, MI Public School District
  (MBIA)
   Zero Coupon, 5/1/15       AAA         900       402
Oley Valley, PA School
  District (AMBAC)
   Zero Coupon, 5/15/09      AAA         760       478
Orange County, FL
  Housing & Finance
  Authority, Single
  Family Mortgage
  Revenue Bonds,
  Series B
   5.10%, 9/1/27             AAA         475       476
Parkland, PA School
  District (FGIC)
   4.60%, 9/1/10             AAA         250       251
Penn Hills Township,
  PA
   Zero Coupon, 6/1/12       N/R       1,615       776
  Series B
   Zero Coupon,
     12/1/13                 N/R         500       219
Pennsylvania
  Convention Center
  Authority
   6.25%, 9/1/04             BBB         250       266
   6.70%, 9/1/16
     (FGIC)                  AAA         500       601
Pennsylvania Housing &
  Finance Authority,
  Series:
  47
   5.20%, 4/1/27             AA+         360       366
  48
   5.375%, 10/1/16           AA+         290       298
  50A
   5.35%, 10/1/08            AA+         195       202
  51
   5.65%, 4/1/20             AA+         245       254
  52B
   5.55%, 10/1/12            AA+         495       511
Philadelphia, PA
  Authority For
  Industrial
  Development Revenue
  Bonds, Series A
   6.50%, 10/1/27            N/R         320       341

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
Philadelphia, PA Gas
  Works
   5.80%, 7/1/01             BBB    $    200  $    208
+ Philadelphia, PA
  Hospitals
   10.875%, 7/1/08           Aaa         130       160
Philadelphia, PA
  Hospitals & Higher
  Education Facilities
  Authority Revenue
  Bonds
   6.15%, 7/1/05             BBB+         50        55
Philadelphia, PA Water
  & Wastewater Revenue
  Bonds (FGIC)
   5.15%, 6/15/04            AAA         550       581
Pittsburgh, PA General
  Obligation (AMBAC)
   6.50%, 4/1/11             AAA         260       290
Plymouth County, MA
  Correctional
  Facility (AMBAC)
   4.70%, 4/1/11             AAA       1,000     1,002
Port Authority, NY &
  NJ Special
  Obligation Revenue
  Bonds
   7.00%, 10/1/07            N/R         700       774
Port Seattle, WA
  Revenue Bonds
  (AMBAC)
   4.875%, 8/1/10            AA-       1,475     1,508
Rhode Island Clean
  Water Protection
  Revenue Bonds,
  Series A (AMBAC)
   4.50%, 10/1/12            AAA       1,395     1,362
Robinson Township, PA
   6.90%, 5/15/18            AAA         110       129
Rock Island, IL School
  District, General
  Obligation Bonds
  (FSA)
   5.00%, 12/1/11            AAA       1,000     1,020
+ Rose Tree Media, PA
  School District,
  General Obligation
  Bonds (FGIC)
   4.60%, 2/15/13            Aaa       1,025     1,005
## San Bernardino County, CA,
  Series A (MBIA)
   6.825%, 7/1/16            AAA       1,600     1,672
Savannah, GA Economic
  Development
  Authority Revenue
  Bonds
   7.40%, 4/1/26             N/R         310       341
Scranton, PA Health &
  Welfare Authority
   6.625%, 7/1/09            AAA         120       133

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
Southeastern Area
  Schools, PA, Revenue
  Bonds
  Series:
  A
   Zero Coupon, 10/1/06         A   $    200  $    144
  B
   Zero Coupon, 10/1/06         A        390       280
St. Tammany Parish
  Wide School
  District, LA,
  General Obligation
  Bonds Series A (FSA)
   5.00%, 3/1/12             AAA       1,160     1,183
Steel Valley, PA
  Allegheny County
   Zero Coupon, 11/1/17         A        650       249
Steel Valley, PA
  School District
   Zero Coupon, 11/1/11         A      1,170       637
Stroudsburg, PA Area
  School District
  General Obligation
  Bonds (FGIC)
   4.95%, 10/1/11            AAA       1,000     1,022
Terrebonne Parish, LA
  Hospital Service
  District Revenue
  Bonds (AMBAC)
   4.95%, 4/1/10             AAA       1,330     1,352
Tippecanoe County, IN
  School Building
  Corp. Revenue Bonds
  (FSA)
   4.90%, 7/5/14             AAA       1,000       995
Trinity River
  Authority, TX,
  Regional Wastewater
  System Revenue Bonds
  (FSA)
   4.60%, 8/1/11             AAA       1,600     1,592
+ Trinity, PA Area
  School District
  General Obligation
  Bonds, Series B
  (FSA)
   5.20%, 11/1/12            Aaa       2,350     2,420
+ Tyler, TX Health
  Facilities
  Development Corp.,
  Series A
   5.25%, 7/1/02             Baa2        425       436
Upper Darby Township,
  PA (AMBAC)
   Zero Coupon, 7/15/11      AAA         525       292
Washington County,
  West PA Power Co.
   4.95%, 3/1/03             A           150       155
+ Washington State
  Healthcare
  Facilities Authority
  Revenue Bonds
  (AMBAC)
   5.125%, 11/15/11          Aaa       1,000     1,030

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MUNICIPAL
PORTFOLIO (UNAUDITED)

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
(CONT'D)                & POOR'S)      (000)    (000)!
------------------------------------------------------
West Texas Municipal
  Power Agency Revenue
  Bonds (MBIA)
   4.90%, 2/15/11            AAA    $  1,520  $  1,533
+ Whatcom County, WA
  School District
  General Obligation
  Bonds Series A
  (FGIC)
   4.90%, 12/1/10            Aaa       1,780     1,812
+ Winnebago County, IL
  School District
  General Obligation
  Bonds (FSA)
   Zero Coupon, 1/1/14       Aaa       3,600     1,720
Wisconsin Housing &
  Economic Development
  Authority Home
  Ownership Revenue
  Bonds,
  Series E
   5.125%, 9/1/26            AA        1,730     1,751
Wisconsin State Health
  & Educational
  Facilities
  Authority Revenue
  Bonds (AMBAC)
   5.625%, 2/15/12           AAA       1,000     1,074
  + Series B (MBIA)
   4.95%, 6/1/12             Aaa       1,255     1,261
------------------------------------------------------
GROUP TOTAL                                    106,177
------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (21.3%)
Federal Home Loan
  Mortgage
  Corporation,
  April TBA
   6.00%, 4/15/29            Agy       9,425     9,166
Federal National
  Mortgage
  Association,
  April TBA
   6.00%, 4/25/29            Agy       5,000     4,859
  November TBA
   6.00%, 10/15/28           Agy      10,700    10,397
------------------------------------------------------
GROUP TOTAL                                     24,422
------------------------------------------------------
ASSET BACKED CORPORATES (0.4%)
ALPS,
  Series 96-1 DX
   12.75%, 6/15/06           BB-         449       449
------------------------------------------------------
YANKEE (4.1%)
(+)++ Hutchison
  Whampoa Financial
   7.45%, 8/1/17             A           525       467

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
Korea Development Bank
   7.375%, 9/17/04           BBB-   $  1,110  $  1,084
(+) Petroliam Nasional
  Bhd.
   7.125%, 10/18/06          BBB-        315       291
(+) Ras Laffan
  Liquefied Natural
  Gas Co.
   8.294%, 3/15/14           BBB+        570       536
## Republic of
  Argentina,
  Series L 'Euro'
   6.00%, 3/31/23            BB        1,070       740
(+) Samsung
  Electronics Co.
   7.45%, 10/1/02            BB-         750       715
United Mexican States
  Par Bond,
  Series B
   6.25%, 12/31/19           BB          990       778
------------------------------------------------------
GROUP TOTAL                                      4,611
------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $131,603)                                    135,659
------------------------------------------------------
CASH EQUIVALENTS (11.0%)
------------------------------------------------------
                                      SHARES
                                      ------
MONEY MARKET INSTRUMENTS (9.5%)
Dreyfus Basic Municipal Money
  Market Fund                       5,422,218    5,422
Vanguard Municipal Money Market
  Fund                              5,418,084    5,418
------------------------------------------------------
GROUP TOTAL                                     10,840
------------------------------------------------------
                                        FACE
                                      AMOUNT
                                       (000)
                                    --------
REPURCHASE AGREEMENT (1.5%)
Chase Securities, Inc. 4.80%,
  dated 3/31/99, due 4/1/99, to
  be repurchased at $1,788,
  collateralized by various U.S.
  Government Obligations, due
  4/1/99-2/28/01, valued at
  $1,804                            $  1,788     1,788
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $12,628)           12,628
------------------------------------------------------
TOTAL INVESTMENTS (129.5%) (Cost $144,231)     148,287
------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                               VALUE
                                               (000)!
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-29.5%)
Interest Receivable                           $  1,377
Receivable for Investments Sold                      5
Receivable for Forward Commitments              10,052
Receivable for Fund Shares Sold                     10
Receivable for Daily Variation on Futures
  Contracts                                         86
Other Assets                                        18
Payable for Investments Purchased              (10,729)
Payable for Forward Commitments                (34,458)
Payable for Investment Advisory Fees               (41)
Payable for Administrative Fees                     (8)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                       (5)
Payable to Custodian                               (32)
Other Liabilities                                  (17)
                                              --------
                                               (33,742)
------------------------------------------------------
NET ASSETS (100%)                             $114,545
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 9,542,754 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                $114,545
------------------------------------------------------
NET ASSET VALUE PER SHARE                     $  12.00
------------------------------------------------------

                                               VALUE
                                               (000)!
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                               $109,816
Undistributed Net Investments Income               126
Undistributed Realized Net Loss                   (305)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                          4,056
  Futures                                          852
------------------------------------------------------
NET ASSETS                                    $114,545
------------------------------------------------------

!      See Note A1 to Financial Statements.
!!     A portion of these securities was pledged to cover
        margin requirements for future contracts.
(+)    144A security. Certain conditions for public sale
        may exist.
+      Moody's Investors Service, Inc. rating. Security
        is not rated by Standard & Poor's Corporation.
##     Variable of floating rate security-rate disclosed
        is as of March 31, 1999
AMBAC  American Municipal Bond Assurance Corporation
FGIC   Financial Guaranty Insurance Corporation
FHA    Federal Housing Administration
FSA    Financial Security Assurance
MBIA   Municipal Bond Insurance Association
N/R    Not rated by Moody's Investors Service, Inc.,
        Standard & Poor's Corporation.
PSFG   Permanent School Fund Guaranteed
TBA    Security is subject to delayed delivery. See Note
        A8 to Financial Statements.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

GLOBAL FIXED INCOME
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Global Fixed Income Portfolio invests in high-grade fixed-income securities around the world, including the United States. Miller Anderson & Sherrerd manages the duration, country, and currency exposure of the portfolio by combining research on relative values with analyses of economic, interest rate, and exchange rate trends. Particular attention is paid to prospective inflation and real interest rates. The Portfolio will tend to invest in those countries offering the highest real interest rates and steepest yield curves, after adjusting for differences in the fiscal soundness of each country. Foreign currency exposure is handled as a separate management decision and foreign currencies which MAS judges to be significantly overvalued are hedged.

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/99*

                        MAS GLOBAL     SALOMON WORLD
                       FIXED INCOME   GOV'T BOND INDEX
                       -------------------------------
SIX MONTHS
                           0.82%           (0.45)%
ONE YEAR
                           8.81             9.98
FIVE YEARS
                           6.98             7.00
SINCE INCEPTION
                           7.17             6.81

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Global Fixed Income Portfolio commenced operations on 4/30/93. Total returns are compared to the Salomon World Government Bond Index, an unmanaged market index. Returns for periods less than one year are cumulative.


STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (94.6%)

--------------------------------------------------------
                            RATINGS    FACE
                          (STANDARD   AMOUNT      VALUE
MARCH 31, 1999             & POOR'S)   (000)      (000)!
--------------------------------------------------------
AUSTRALIAN DOLLAR (1.0%)
Federal National Mortgage
  Association-Global
   6.50%, 7/10/02           Agy    AUD   1,050   $   688
--------------------------------------------------------
BRITISH POUND (6.8%)
Orange plc
   8.625%, 8/1/08           B+     GBP     235       407
United Kingdom Treasury Bills
   8.00%, 6/10/03           AAA            390       709
   8.50%, 7/16/07           AAA          1,700     3,458
--------------------------------------------------------
GROUP TOTAL                                        4,574
--------------------------------------------------------
CANADIAN DOLLAR (4.8%)
(+)@ Global Econ2 EI
   Zero Coupon, 1/1/50      AA          (1)600        --
(+)@ Global Econ2 PIP
   Zero Coupon, 1/1/50      AA          (1)600        --
Government of Canada
   7.50%, 3/1/01            AAA    CAD   3,050     2,118
   10.00%, 6/1/08           AAA          1,175     1,057
--------------------------------------------------------
GROUP TOTAL                                        3,175
--------------------------------------------------------
DANISH KRONE (2.9%)
Kingdom of Denmark
   8.00%, 5/15/03           AAA    DKK   3,590       608
   9.00%, 11/15/00          AAA          8,175     1,294
--------------------------------------------------------
GROUP TOTAL                                        1,902
--------------------------------------------------------
EURO (27.8%)
Colt Telecom Group plc
   7.625%, 7/31/08          B      EUR     345       382
Government of France O.A.T.
   8.50%, 10/25/19          AAA          1,395     2,237
## GMAC Global Bond
   3.50% 9/25/02            A-             716       768
Government of Germany
   + 5.75%, 8/22/00         Aaa          1,285     1,442
   8.375%, 5/21/01          AAA          3,518     4,219
   6.25%, 1/4/24            AAA            251       321
   6.50%, 7/4/27            AAA          3,280     4,341
Hypothekenbank in Essen AG
   4.00%, 4/19/09           AAA            625       658
Kreditanstalt Fuer
  Wiederaufbau
   5.00%, 1/4/09            AAA            575       657

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            RATINGS    FACE
                          (STANDARD   AMOUNT      VALUE
                           & POOR'S)   (000)      (000)!
--------------------------------------------------------
Republic of Italy BTPS
   9.50%, 2/1/06            AA     EUR     591   $   853
   10.00%, 8/1/03           AA           1,212     1,650
+ Spanish Government
   5.15%, 7/30/09           Aa2            631       722
--------------------------------------------------------
GROUP TOTAL                             13,448    18,250
--------------------------------------------------------
GREEK DRACHMA (1.2%)
Hellenic Republic
   8.80%, 6/19/07           A      GRD 210,000       811
--------------------------------------------------------
JAPANESE YEN (10.6%)
Credit Locale de
  France
   6.00%, 10/31/01          AA+    JPY  75,000       724
European Investment Bank
   3.00%, 9/20/06           AAA         88,000       829
Export-Import Bank of
  Japan
   2.875%, 7/28/05          AAA         80,000       746
Federal National Mortgage
  Association Global Bond
   1.75%, 3/26/08           Agy        100,000       857
+ Government of Japan
   0.90%, 12/22/08          Aa1        410,000     3,180
International Bank for
  Reconstruction &
  Development
   6.75%, 6/18/01           AAA         54,000       617
--------------------------------------------------------
GROUP TOTAL                                        6,953
--------------------------------------------------------
SOUTH AFRICAN RAND (0.8%)
Republic of South
  Africa
   13.00%, 8/31/10          BBB+   ZAR   3,500       512
--------------------------------------------------------
SWEDISH KRONA (2.1%)
Swedish Government
   6.00%, 2/9/05            AAA    SEK   5,100       692
   13.00%, 6/15/01          AA+          4,575       672
--------------------------------------------------------
GROUP TOTAL                                        1,364
--------------------------------------------------------
UNITED STATES DOLLAR (27.1%)
AGENCY FIXED RATE MORTGAGE (2.1%)
Government National
  Mortgage Association
   10.50%, 5/15/18          Tsy    $     1,258     1,390
--------------------------------------------------------
FINANCE (7.4%)
(+) Anthem Insurance
  Cos., Inc.,
  Series A
   9.00%, 4/1/27            BBB+           160       166
BankAmerica Corp.
   5.875%, 2/15/09          A-              45        43

                            RATINGS    FACE
                          (STANDARD   AMOUNT      VALUE
                           & POOR'S)   (000)      (000)!
--------------------------------------------------------
(+) BankAmerica
  Institutional,
  Series A
   8.07% 12/31/26           A+          $  350   $   368
(+) BT Institutional Capital
  Trust,
  Series A
   8.09%, 12/1/26           BBB            425       438
Chase Manhattan Corp.
   6.00%, 2/15/09           A              135       132
EOP Operating LP
   6.763%, 6/15/07          BBB            140       139
   6.80%, 1/15/09           BBB            125       124
(+) Farmers Exchange Capital
   7.05%, 7/15/28           A              305       292
(+) First Chicago NBD Corp.,
  Series A
   7.95%, 12/1/26           A-             200       209
First Union
  Institutional
  Capital I
   8.04%, 12/1/26           BBB+           275       289
(+) Goldman Sachs Group, L.P.
   6.50%, 2/25/09           A+             135       134
GS Escrow Corp.
   7.125%, 8/1/05           BB+            250       250
Lehman Brothers Holdings
   8.80%, 3/1/15            A               85        95
   8.50%, 8/1/15            A               35        38
(+) Nationwide Mutual
  Life Insurance Co.
   7.50%, 2/15/24           A+             300       296
(+) PNC Institutional
  Capital,
  Series A
   7.95%, 12/15/26          BBB+           425       442
(+) Prudential
  Insurance Co.
   8.30%, 7/1/25            A-             300       348
Washington Mutual Capital
   8.375%, 6/1/27           BBB-           100       107
Great Western
  Financial Inc.,
  Series A
   8.206%, 2/1/27           BBB-           130       136
(+) World Financial Properties,
  Series 96 WFP-D
   6.95%, 9/1/13            AA-            775       789
--------------------------------------------------------
GROUP TOTAL                                        4,835
--------------------------------------------------------
INDUSTRIALS (7.2%)
Browning-Ferris Industries, Inc.
   7.40%, 9/15/35           A-             175       150
Columbia/HCA Healthcare
   6.91%, 6/15/05           BB+            185       169
   7.19%, 11/15/15          BB+             85        70
   7.50% 12/15/23           BB+            125       104
Continental Airlines,
  Series 97-1 A,
   7.461%, 4/1/15           AA+             63        65

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

GLOBAL FIXED INCOME
PORTFOLIO (UNAUDITED)

                            RATINGS    FACE
                          (STANDARD   AMOUNT      VALUE
(CONT'D)                   & POOR'S)   (000)      (000)!
--------------------------------------------------------
CSC Holdings, Inc.
   7.25%, 7/15/08           BB+        $   245   $   249
Enron Corp.
   6.95%, 7/15/28           BBB+           245       238
(+) Federated Department
  Stores, Inc.
   6.90%, 4/1/29            BBB+           180       176
(+) Florida Windstorm
   7.125%, 2/25/19          AAA            270       271
Ford Motor Co.
   6.625%, 10/1/28          A              200       194
Harrahs Operating Co., Inc.
   7.50%, 1/15/09           BBB-            95        96
(+) HMH Properties,
  Inc.
   8.375%, 2/15/06          BB             260       261
Kroger Co.
   6.80%, 12/15/18          BBB-           280       274
(+) Lowe's Companies,
  Inc.
   6.50%, 3/15/29           A              180       171
(+) Monsanto Co.
   6.60%, 12/1/28           A              295       282
News America Holdings
   8.875%, 4/26/23          BBB-           285       336
# Rhone-Poulenc Rorer, Inc.,
  Series 92-A 3
   8.62%, 1/5/21            BBB-           215       231
Saks, Inc.
   7.375%, 2/15/19          BB+            130       127
(+) Scotia Pacific Co.
  LLC
   7.71%, 1/20/14           BBB            410       328
(+) Tenet Healthcare
  Corp.
   7.625%, 6/1/08           BB+            220       211
Tennessee Gas Pipeline
   7.00%, 10/15/28          BBB            190       188
Time Warner Cos., Inc.
   6.625%, 5/15/29          BBB            265       254
   6.95%, 1/15/28           BBB             35        35
   7.57%, 2/1/24            BBB             90        96
USA Waste Services,
  Inc.
   7.00%, 7/15/28           BBB+           145       144
--------------------------------------------------------
GROUP TOTAL                                        4,720
--------------------------------------------------------
TELECOMMUNICATIONS (1.3%)
AT&T Corp.
   6.50%, 3/15/29           AA-            215       211
Comcast Cable
  Communications
   8.375%, 5/1/07           BBB-           160       180
MCI WorldCom, Inc.
   6.95%, 8/15/28           BBB+           435       442
--------------------------------------------------------
GROUP TOTAL                                          833
--------------------------------------------------------

                            RATINGS    FACE
                          (STANDARD   AMOUNT      VALUE
                           & POOR'S)   (000)      (000)!
--------------------------------------------------------
TRANSPORTATION (0.9%)
Continental Airlines,
  Series 98-1 A
   6.648% 9/15/17           AA+         $  257   $   260
Union Pacific Co.
   7.125% 2/1/28            BBB-           310       310
--------------------------------------------------------
GROUP TOTAL                                          570
--------------------------------------------------------
U.S. TREASURY SECURITIES (11.7%)
!! U.S. Treasury Bond
   8.75%, 8/15/20           Tsy          2,100     2,816
U.S. Treasury Notes
   3.375%, 1/15/07
   (Inflation Indexed)      Tsy          1,648     1,585
   3.625%, 1/15/08
   (Inflation Indexed)      Tsy          1,591     1,552
   6.75% 5/31/99            Tsy            250       251
   7.50% 2/15/05            Tsy          1,325     1,469
--------------------------------------------------------
GROUP TOTAL                                        7,673
--------------------------------------------------------
UTILITIES (0.6%)
CMS Energy Corp.
   7.50%, 1/15/09           BB             185       188
(+) Edison Mission
  Energy Funding
  Corp.,
  Series B
   7.33%, 9/15/08           BBB            225       230
--------------------------------------------------------
GROUP TOTAL                                          418
--------------------------------------------------------
YANKEE (5.3%)
(+) Alcoa Aluminio
  S.A.,
   Series 96-1
   7.50%, 12/16/08          BBB            388       355
(+) AST Research, Inc.
   7.45%, 10/1/02           BB-            300       282
Cable & Wireless
  Communications plc
   6.75%, 12/1/08           A-             210       211
Empresa Nacional
  Electricidad
   7.325%, 2/1/37           A-              50        47
   7.75%, 7/15/08           A-             270       261
(+) Hutchison Whampoa
  Financial, Series B
   7.45%, 8/1/17            A              295       262
(+) Israel Electric
  Corp., Ltd.
   7.25%, 12/15/06          A-              75        75
   7.75%, 12/15/27          A-             230       219
(+) Oil Purchase Co.
   7.10%, 4/30/02           BBB            202       194
(+) Petroliam Nasional
  Bhd.
   7.125%, 10/18/06         BBB-           235       217
(+) Petrozuata
  Finance, Inc.
   8.22%, 4/1/17            BB+            375       274
Republic of Colombia
   8.70%, 2/15/16           BBB-           240       195
   10.875%, 3/9/04          BBB-            75        78

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            RATINGS    FACE
                          (STANDARD   AMOUNT      VALUE
                           & POOR'S)   (000)      (000)!
--------------------------------------------------------
Rogers Cablesystems
  Ltd.,
  Series B
   10.00%, 3/15/05          BB+         $  185   $   209
United Mexican States
  Par Bond,
  Series A
   6.25% 12/31/19           BB             740       581
--------------------------------------------------------
GROUP TOTAL                                        3,460
--------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $63,590)      62,128
--------------------------------------------------------
PREFERRED STOCKS (2.2%)
--------------------------------------------------------
                                        SHARES
                                        ------
MORTGAGE-OTHER (2.2%)
(+)+ Home Ownership Funding
  Corp.
   13.331%
   (Cost $1,358)            Aaa          1,575     1,422
--------------------------------------------------------
CASH EQUIVALENTS (2.1%)
--------------------------------------------------------
                                          FACE
                                        AMOUNT
                                         (000)
                                       -------
REPURCHASE AGREEMENTS (2.1%)
Chase Securities, Inc. 4.80%,
  dated 3/31/99, due 4/1/99,
  to be repurchased at $472,
  collateralized by various U.S.
  Government Obligations, due
  4/1/99-2/28/01, valued at $476        $ 472       472
Goldman Sachs & Co. 4.78%, dated
  3/31/99, due 4/1/99, to be
  repurchased at $471,
  collateralized by U.S.
  Treasury Bonds, 10.75%, due
  5/15/03, valued at $603                  471       471
Merrill Lynch & Co., Inc. 4.70%,
  dated 3/31/99, due 4/1/99, to
  be repurchased at $471,
  collateralized by U.S.
  Treasury Notes, 6.875%, due
  3/31/00, valued at $480                  471       471
--------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $1,414)               1,414
--------------------------------------------------------
FOREIGN CURRENCY (0.0%)
--------------------------------------------------------
@ Swedish Krona (Cost $0)                SEK 3       --
--------------------------------------------------------
TOTAL INVESTMENTS (98.9%) (Cost $66,362)          64,964
--------------------------------------------------------

                                                  VALUE
                                                 (000)!
--------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.1%)
Cash and Foreign Currency Held as Collateral
  on Futures Contracts (Cost $56)                $    56
Interest Receivable                                1,372
Receivable for Investments Sold                      796
Receivable for Fund Shares Sold                      103
Unrealized Gain on Futures Contracts                  28
Unrealized Gain on Swap Agreements                     3
Other Assets                                           4
Payable for Investments Purchased                   (836)
Payable for Fund Shares Redeemed                     (94)
Payable for Investment Advisory Fees                 (63)
Payable for Administrative Fees                       (4)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                         (4)
Unrealized Loss on Forward Foreign Currency
  Contracts                                         (215)
Payable to Custodian                                (383)
Other Liabilities                                    (23)
                                                 -------
                                                     740
--------------------------------------------------------
NET ASSETS (100%)                                $65,704
--------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------
NET ASSETS
Applicable to 6,251,029 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                   $65,704
--------------------------------------------------------
NET ASSET VALUE PER SHARE                        $ 10.51
--------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                  $65,302
Undistributed Net Investment Income (Loss)        (1,105)
Undistributed Realized Net Gain (Loss)             3,075
Unrealized Appreciation (Depreciation) on:
  Investment Securities                           (1,398)
  Foreign Currency Transactions                     (232)
  Futures and Swaps                                   62
--------------------------------------------------------
NET ASSETS                                       $65,704
--------------------------------------------------------

!    See Note A1 to Financial Statements.
(+)  144A Security. Certain conditions for public sale may
      exist.
!!   A portion of these securities was pledged to cover
      margin requirements for futures contracts.
+    Moody's Investors Service, Inc. rating. Security is not
      rated by Standard & Poor's Corporation.
#    Step Bond-Coupon rate increases in increments to
      maturity. Rate disclosed is as of March 31, 1999.
      Maturity date disclosed is the ultimate maturity.
##   Variable or floating rate security-rate disclosed is as
      of March 31, 1999.
(1)  Amount represents shares held by the Portfolio.
@    Value is less than $500.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERNATIONAL FIXED
INCOME PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The International Fixed Income Portfolio invests in high-grade foreign fixed-income securities. Miller Anderson & Sherrerd manages the duration, country, and currency exposure of the Portfolio by combining research on relative values with analyses of economic, interest rate, and exchange rate trends. Particular attention is paid to prospective inflation and real interest rates. The Portfolio will tend to invest in those countries offering the highest real interest rates and steepest yield curves, after adjusting for differences in the fiscal soundness of each country. Foreign currency exposure is handled as a separate management decision and foreign currencies which MAS judges to be significantly overvalued are hedged.

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/99*

                           MAS        SALOMON WORLD
                      INTERNATIONAL     GOV'T BOND
                      FIXED INCOME    EX-U.S. INDEX
                      ------------------------------
SIX MONTHS                (0.14)%          0.17%
ONE YEAR                  10.90           11.63
SINCE INCEPTION            6.78            6.75

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The International Fixed Income Portfolio commenced operations on 4/29/94. Total returns are compared to the Salomon World Government Bond Ex-U.S. Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (84.8%)

                      RATINGS      FACE
                     (STANDARD    AMOUNT      VALUE
MARCH 31, 1999       & POOR'S)    (000)      (000)!
----------------------------------------------------
AUSTRALIAN DOLLAR (0.9%)
Federal National
  Mortgage
  Association-Global
   6.50%, 7/10/02       Agy   AUD    1,690  $  1,107
----------------------------------------------------
BRITISH POUND (11.4%)
Orange plc
   8.63%, 8/1/08        B+    GBP      505       875
United Kingdom
  Treasury Bills
   8.00%, 6/10/03       AAA          3,255     5,920
   8.50%, 7/16/07       AAA          3,415     6,946
----------------------------------------------------
GROUP TOTAL                                   13,741
----------------------------------------------------
CANADIAN DOLLAR (3.7%)
@ Global Econ2 EI
   Zero Coupon, 1/1/50  AAA       (1)1,400        --
@ Global Econ2 PIP
   Zero Coupon, 1/1/50  AAA       (1)1,400        --
Government of Canada
   7.50%, 3/1/01        AAA   CAD      990       687
   8.75%, 12/1/05       AAA          1,550     1,242
   9.75%, 6/1/21        AAA            580       602
   10.00%, 6/1/08       AAA          2,175     1,957
----------------------------------------------------
GROUP TOTAL                                    4,488
----------------------------------------------------
DANISH KRONE (3.9%)
Kingdom of Denmark
   8.00%, 5/15/03       AAA   DKK   13,410     2,273
   9.00%, 11/15/00      AAA         15,500     2,453
----------------------------------------------------
GROUP TOTAL                                    4,726
----------------------------------------------------
EURO (43.3%)
Colt Telecom Group plc
   7.63%, 7/31/08       B     EUR      741       820
## GMAC Global Bond
   3.14%, 9/25/02       A-           1,145     1,229
Government of Finland
   9.50%, 3/15/04       AAA          2,173     2,975
Government of France
  O.A.T.
   8.50%, 3/28/00       AAA          4,912     5,593
   8.50%, 10/25/19      AAA          2,150     3,447
Government of
  Germany
   5.75%, 8/22/00       AAA          3,664     4,111
   6.25%, 1/4/24        AAA          3,695     4,720
   6.50%, 7/4/27        AAA          3,655     4,837
   7.00%, 1/13/00       AAA          1,057     1,179
   7.50%, 9/9/04        AAA            803     1,036
   8.375%, 5/21/01      AAA          2,512     3,013

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                     RATINGS   FACE
                   (STANDARD  AMOUNT        VALUE
                    & POOR'S)  (000)        (000)!
----------------------------------------------------
Hypothekenbank in
  Essen AG
   4.00%, 4/19/09       AAA   EUR    1,660  $  1,748
International Bank for
  Reconstruction &
  Development
   7.125%, 4/12/05      AAA          2,664     3,389
Kredit fuer
  Wiederaufbau
   5.00%, 1/4/09        AAA          1,049     1,200
Netherlands Government
   8.25%, 2/15/07       AAA          3,484     4,831
Republic of Italy BTPS
   10.00%, 8/1/03       AA           2,173     2,960
Spanish Government
  +5.15%, 7/30/09       Aa2          1,130     1,293
   10.10%, 2/28/01      AAA          3,116     3,807
----------------------------------------------------
GROUP TOTAL                                   52,188
----------------------------------------------------
GREEK DRACHMA (1.4%)
Hellenic Republic
   8.80%, 6/19/07       A     GRD  445,000     1,719
----------------------------------------------------
JAPANESE YEN (11.4%)
!! Credit Locale de
  France
   6.00%, 10/31/01      AA+   JPY  311,000     3,002
European Investment
  Bank
   3.00%, 9/20/06       AAA        203,000     1,914
Export-Import Bank of
  Japan
   2.875%, 7/28/05      AAA        290,000     2,704
+ Government of Japan
   0.90%, 12/22/08      Aa1        641,000     4,971
!! International Bank
  for Reconstruction &
  Development
   6.75%, 6/18/01       AAA        121,000     1,166
----------------------------------------------------
GROUP TOTAL                                   13,757
----------------------------------------------------
SOUTH AFRICAN RAND (0.8%)
Republic of South
  Africa
   13.00%, 8/31/10      BBB+  ZAR    6,250       915
----------------------------------------------------
SWEDISH KRONA (3.1%)
Swedish Government
   6.00%, 2/9/05        AAA   SEK   14,100     1,912
   13.00%, 6/15/01      AA+         12,625     1,855
----------------------------------------------------
GROUP TOTAL                                    3,767
----------------------------------------------------

                      RATINGS          FACE
                    (STANDARD         AMOUNT    VALUE
                     & POOR'S)         (000)    (000)!
------------------------------------------------------
UNITED STATES DOLLAR (4.8%)
CORPORATE (0.3%)
(+) Florida Winstorm
   7.125%, 2/25/19      AAA        $   330  $    331
----------------------------------------------------
U.S. TREASURY SECURITIES (4.5%)
!! U.S. Treasury Bond
   8.75%, 8/15/20       Tsy          1,385     1,857
U.S. Treasury Notes
   5.875%, 11/15/05     Tsy            990     1,018
   7.50%, 2/15/05       Tsy          2,350     2,605
----------------------------------------------------
GROUP TOTAL                                    5,811
----------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $103,896)                                  102,219
----------------------------------------------------
CASH EQUIVALENTS (13.3%)
----------------------------------------------------
DISCOUNT NOTES (11.9%)
Federal Home Loan Bank
   4.76%, 4/23/99        Agy         5,000     4,985
Federal Home Loan
  Mortgage Corporation,
   4.80, 4/6/99          Agy         3,400     3,398
Federal National Mortgage
  Association,
   4.77%, 4/5/99         Agy         6,000     5,997
----------------------------------------------------
GROUP TOTAL                                   14,380
----------------------------------------------------
REPURCHASE AGREEMENTS (1.4%)
Chase Securities, Inc.
  4.80%, dated 3/31/99, due
  4/1/99, to be repurchased
  at $548, collateralized by
  various U.S. Government
  Obligations, due
  4/1/99-2/28/01, valued at
  $553                                 548       548
Goldman Sachs & Co. 4.78%
  dated 3/31/99, due 4/1/99,
  to be repurchased at $547,
  collateralized by U.S.
  Treasury Bonds, 10.75%,
  due 5/15/03, valued at
  $700                                 547       547
Merrill Lynch & Co., Inc.
  4.70%, dated 3/31/99, due
  4/1/99, to be repurchased
  at $547, collateralized by
  U.S. Treasury Notes,
  6.875%, due 3/31/00,
  valued at $557                       547       547
----------------------------------------------------
GROUP TOTAL                                    1,642
----------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $16,022)         16,022
----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERNATIONAL FIXED
INCOME PORTFOLIO (UNAUDITED)

                                      FACE
                                    AMOUNT     VALUE
(CONT'D)                             (000)    (000)!
----------------------------------------------------
FOREIGN CURRENCY (0.0%)
----------------------------------------------------
British Pound                 GBP        1  $      2
Canadian Dollar               CAD       48        32
@ Danish Krone                DKK        2        --
@ Swedish Krona               SEK        1        --
----------------------------------------------------
TOTAL FOREIGN CURRENCY (Cost $32)                 34
----------------------------------------------------
TOTAL INVESTMENTS (98.1%) (Cost $119,950)    118,275
----------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.9%)
Foreign Currency Held as Collateral on
  Futures Contracts (Cost $1,987)              1,987
Interest Receivable                            2,209
Receivable for Investments Sold                1,942
Receivable for Fund Shares Sold                   25
Unrealized Gain on Futures Contracts             266
Unrealized Gain on Forward Foreign
  Currency Contracts                             162
Other Assets                                       8
Payable to Custodian                          (1,360)
Payable for Investments Purchased             (1,696)
Payable for Fund Shares Redeemed              (1,064)
Payable for Investment Advisory Fees            (127)
Payable for Administrative Fees                   (8)
Payable for Trustees' Deferred
  Compensation Plan-Note F                        (8)
Other Liabilities                                (22)
                                            --------
                                               2,314
----------------------------------------------------
NET ASSETS (100%)                           $120,589
----------------------------------------------------

                                             VALUE
                                             (000)!
----------------------------------------------------
NET ASSETS
Applicable to 11,827,329 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)              $120,589
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $  10.20
----------------------------------------------------
NET ASSETS CONSISTS OF:
Paid in Capital                             $121,986
Undistributed Net Investment Income (Loss)    (4,876)
Undistributed Realized Net Gain (Loss)         4,762
Unrealized Appreciation (Depreciation) on:
  Investment Securities                       (1,677)
  Foreign Currency Transactions                  105
  Futures                                        289
----------------------------------------------------
NET ASSETS                                  $120,589
----------------------------------------------------

!    See Note A1 to Financial Statements.
(+)  144A Security. Certain conditions for public sale may
      exist.
+    Moody's Investors Service, Inc. rating. Security is not
      rated by Standard & Poor's Corporation.
!!   A portion of these securities was pledged to cover
      margin requirements for futures contracts.
##   Variable or floating rate security-rate disclosed is as
      of March 31, 1999.
(1)  Amount represents shares held by the Portfolio.
@    Value is less than $500.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERMEDIATE DURATION
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Intermediate Duration Portfolio invests in all sectors and maturities of the bond market, while limiting average duration to between two and five years. Miller Anderson & Sherrerd utilizes a value-based investment philosophy to actively manage the duration and yield curve structure of the Portfolio by understanding long-term trends in real interest rates and inflation. MAS selects investments in U.S. Treasuries, agencies, investment-grade corporate bonds, mortgages, foreign and other fixed-income securities based upon relative value in the marketplace.

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/99*

                          MAS             LEHMAN
                      INTERMEDIATE     INTERMEDIATE
                        DURATION     GOV'T/CORP. INDEX
                      --------------------------------
SIX MONTHS                1.09%             0.11%
ONE YEAR                  5.92              6.57
SINCE INCEPTION           8.04              7.77

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Intermediate Duration Portfolio commenced operations on 10/3/94. Total returns are compared to the Lehman Brothers Intermediate Government/Corporate Bond Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (117.2%)

------------------------------------------------------
                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
MARCH 31, 1999          & POOR'S)      (000)    (000)!
------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (46.8%)
Federal Home Loan
  Mortgage
  Corporation,
  Conventional Pools:
   10.50%,
     5/1/19-10/1/19          Agy    $     41  $     45
   11.00%, 7/1/13            Agy          77        86
   11.50%, 3/1/13            Agy          54        61
  Gold Pools:
   9.50%, 12/1/22            Agy         316       344
   10.00%, 6/1/17            Agy         264       289
  April TBA
   6.00%, 4/15/29            Agy      13,025    12,663
Federal National
  Mortgage
  Association,
  Conventional Pools:
   9.50%,
     8/1/21-12/1/21          Agy       1,464     1,589
   10.00%,
     2/1/21-1/1/27           Agy         211       232
   10.50%, 12/1/10           Agy          62        68
   12.00%, 8/1/12            Agy          24        28
  April TBA
   6.00%, 4/25/29            Agy      16,700    16,227
Government National
  Mortgage Association:
  Adjustable Rate Mortgages:
   6.50%
     10/20/27-1/20/28        Tsy       1,747     1,771
   6.875%,
     4/20/25-6/20/25         Tsy       1,684     1,715
   7.00%,
     3/20/25-11/20/25        Tsy       1,895     1,927
  Various Pools:
   6.00%, 2/20/27            Tsy         227       231
   6.625%, 9/20/27           Tsy         477       485
   9.50%,
     11/15/16-12/15/21       Tsy       2,159     2,345
   10.00%,
     1/15/16-2/15/28         Tsy       4,049     4,441
   10.50%,
     3/15/06-2/15/18         Tsy         435       481
   11.00%,
     3/15/10-8/15/27         Tsy       1,327     1,491
   11.50%, 6/15/13           Tsy          79        89
   12.00%,
     12/15/12-5/15/14        Tsy          61        69
   12.50%, 12/15/10          Tsy          17        20
------------------------------------------------------
GROUP TOTAL                                     46,697
------------------------------------------------------
ASSET BACKED CORPORATES (17.7%)
(+) Aegis Auto
  Receivables Trust,
  Series 95-1 A
   8.60%, 3/20/02            N/R          14        14
AFG Receivables Trust,
  Series:
  95-A A
   6.15%, 9/15/00            A            56        56
  97-A A
   6.35%, 10/15/02           AAA         156       156

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERMEDIATE DURATION
PORTFOLIO (UNAUDITED)

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
(CONT'D)                & POOR'S)      (000)    (000)!
------------------------------------------------------
Americredit Automobile
  Receivables Trust,
  Series:
  96-B A
   6.50%, 1/12/02            AAA    $    571  $    570
  ## 98-B A2
   4.987%, 6/12/01           AAA          84        84
Associates
  Manufactured Housing
  Pass Through
  Certificates,
  Series 97-1 A3
   6.60%, 6/15/28            AAA         402       403
Case Equipment Loan
  Trust,
  Series:
  95-A A
   7.30%, 3/15/02            AAA           7         7
  (+) 95-A B
   7.65%, 3/15/02            A            43        43
Chevy Chase Auto
  Receivables Trust,
  Series:
  97-4 A
   6.25%, 6/15/04            AAA         231       232
  98-1 A
   5.97%, 10/20/04           AAA         737       739
## Citibank Credit
  Card Master Trust I,
  Series 98-7 A
   4.949%, 5/15/02           AAA         850       849
Comed Transitional
  Funding Trust,
  Series 98-1 A1
   5.38%, 3/25/02            AAA         500       500
## Contimortgage Home
  Equity Loan Trust,
  Series 98-2 A2B PAC(11)
   4.966%, 3/15/13           AAA         571       570
CPS Auto Grantor
  Trust,
  Series:
  96-3 A
   6.30%, 8/15/02            AAA         167       167
  97-2 A
   6.65%, 10/15/02           AAA         258       260
  98-1 A
   6.00%, 8/15/03            AAA         710       712
Daimler Benz Auto
  Grantor Trust,
  Series 97-A A
   6.05%, 3/31/05            AAA         148       149
Federal Mortgage
  Acceptance Corp.,
  Loan Receivables
  Trust,
  Series 97-A A
   7.35%, 4/15/19            AAA         321       329

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
First Merchants Auto
  Receivables Corp.,
  Series:
  96-C A2
   6.15%, 7/15/01            AAA    $    325  $    325
  (+) 97-2 A1
   6.85%, 11/15/02           AAA         209       209
First Mortgage
  Acceptance Corp.,
  Loan Receivables
  Trust,
  Series 96-B A1
   7.629%, 11/1/18           A            87        87
First Security Auto
  Grantor Trust,
  Series:
  97-B A
   6.14%, 4/15/03            AAA         241       243
  98-A A
   5.97%, 4/15/04            AAA         773       777
Fleetwood Credit Corp,
  Series 92-A A
   7.10%, 2/15/07            AAA         339       339
Ford Credit Auto Owner
  Trust,
  Series 97-B A3
   6.05%, 3/15/01            AAA         583       585
General Electric Home
  Equity Loan Asset-
  Backed Certificates,
  Series 91-1 B
   8.70%, 9/15/11            AAA         375       375
General Motors
  Acceptance Corp.,
  Series 97-A A
   6.50%, 4/15/02            AAA         429       432
(+) Global Rated
  Eligible Asset
  Trust,
  Series 98-A A1
   7.45%, 3/15/06            N/R         341       222
Green Tree Lease
  Finance,
  Series 97-1 A3
   6.17%, 9/20/05            AAA         352       353
Greenwich Capital
  Acceptance, Inc.,
  Series 95-B A1
   6.00%, 8/10/20            AAA          25        25
(+) Health Care
  Receivables
  Securitization
  Program,
  Series 97-1 A
   6.815%, 7/1/01            N/R         250       254
Honda Auto Receivables
  Grantor Trust,
  Series:
  97-A A
   5.85%, 2/15/03            AAA         236       236
  97-B A
   5.95%, 5/15/03            AAA         285       286

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
IBM Credit Receivables
  Lease Asset Master
  Trust,
  Series 93-1 A
   4.55%, 11/15/00           AAA    $      7  $      7
(+) Long Beach
  Acceptance Auto
  Grantor Trust,
  Series:
  97-1 A
   6.85%, 10/25/03           AAA         172       173
  97-2 A
   6.69%, 9/25/04            AAA         138       138
  98-1 A
   6.19%, 1/25/05            AAA         178       179
MMCA Automobile Trust,
  Series 97-1 A3
   6.08%, 5/15/01            AAA         375       376
Navistar Financial
  Corp. Owner Trust,
  Series 97-B A3
   6.20%, 3/15/01            AAA         475       476
Nissan Auto
  Receivables Grantor
  Trust,
  Series 97-A A
   6.15%, 2/17/03            AAA         378       380
Olympic Automobile
  Receivables Trust,
  Series:
  94-B A2
   6.85%, 6/15/01            AAA          22        22
  94-B B
   6.95%, 6/15/01            AAA          73        73
Onyx Acceptance
  Grantor Trust,
  Series:
  97-2 A
   6.35%, 10/15/02           AAA         298       300
  97-3 A
   6.35%, 1/15/04            AAA         191       193
Premier Auto Trust,
  Series 95-4 A4
   6.00%, 5/6/00             AAA          10        10
(+) Rental Car Finance
  Corp.,
  Series 97-1 A2
   6.45%, 8/25/04            AA          450       450
+ Residential Funding
  Mortgage Securities
  Co., Inc.,
  Series 98-HI2 A1
   5.696%, 2/25/10           Aaa         432       432
(+) Team Fleet
  Financing Corp.,
  Series 97-1 A
   7.35%, 5/15/03            A-          300       308

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
Union Acceptance
  Corp.,
  Series:
  96-B A
   6.45%, 7/9/03             AAA    $    352  $    355
  96-C A2
   6.51%, 11/8/02            AAA         662       667
  97-B A2
   6.70%, 6/8/03             AAA         550       556
  97-A A2
   6.375%, 10/8/03           AAA         725       731
USAA Auto Loan Grantor
  Trust,
  Series 97-1 A
   6.07%, 5/15/04            AAA         243       244
WFS Financial Owner
  Trust,
  Series 97-C A3
   6.01%, 3/20/02            AAA         594       597
World Omni Automobile
  Lease Securitization
  Corp.,
  Series 97-B A2
   6.08%, 11/15/03           AAA         399       400
------------------------------------------------------
GROUP TOTAL                                     17,655
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (5.6%)
Federal Home Loan
  Mortgage
  Corporation,
  Series:
  1632-SA Inv Fl REMIC
   6.514%, 11/15/23          Agy          65        59
  ## 1710-D REMIC
   5.45%, 6/15/20            Agy         454       455
  1983-IB IO PAC
   8.00%, 7/15/27            Agy       1,050       276
  ## 2054-FC REMIC
   6.025%, 5/15/28           Agy         486       484
Federal National
  Mortgage
  Association,
  Series:
  ## 94-50 FD REMIC
   5.388%, 3/25/24           Agy         264       264
  96-14 PC PO
   12/25/23                  Agy          18        14
  96-20 E PO
   11/25/22                  Agy         250       176
  96-54 O PO
   11/25/23                  Agy          15        11
  ## 97-24 FG REMIC
   5.488%, 9/18/22           Agy         112       111
  ## 97-43 FM REMIC
   5.438%, 7/18/27           Agy         176       176
  97-53 PI IO PAC
   8.00%, 8/18/27                      1,423       328
  ## 97-70 FA REMIC, PAC (11)
   5.388%, 7/18/20           Agy         169       169

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERMEDIATE DURATION
PORTFOLIO (UNAUDITED)

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
(CONT'D)                & POOR'S)      (000)    (000)!
------------------------------------------------------
  ## 97-76 FM
   5.388%, 9/17/27           Agy    $    233  $    234
  ## 98-22 FA REMIC
   5.336%, 4/18/28           Agy       1,154     1,153
  191 IO
   8.00%, 1/1/28             Agy         591       122
  270 2 IO
   8.50%, 9/1/23             Agy       1,228       268
  275 2 IO
   8.00%, 11/1/26            Agy       2,668       517
  281 2 IO
   9.00%, 11/1/26            Agy       1,118       242
  291 2 IO
   8.00%, 11/1/27            Agy       1,040       208
## Government National
  Mortgage Association
  Series 97-13 SB IO
   3.00%, 9/16/27            Tsy       3,750       370
------------------------------------------------------
GROUP TOTAL                                      5,637
------------------------------------------------------
COMMERCIAL MORTGAGES (2.5%)
+ American Southwest
  Financial Securities
  Corp.,
  Series 95-C1 A1B
   7.40%, 11/17/04           Aaa          50        51
Asset Securitization
  Corp.,
  Series:
  + 95-MD4 A1
   7.10%, 8/13/29            Aaa         686       705
  96-MD6 A1B
   6.88%, 11/13/26           AAA         250       255
  96-MD6 A1C
   7.04%, 11/13/26           AAA         100       102
  +## 97-D5 PS1 IO
   1.574%, 2/14/41           Aaa       2,016       188
Asset Securitization
  Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27            AAA         137       142
(+) Carousel Center
  Finance, Inc.,
  Series 1 C
   7.527%, 10/15/07          BBB+         67        68
(+) DLJ Mortgage
  Acceptance Corp.,
  Series:
  96-CF2 A1B
   7.29%, 7/15/06            AAA          85        88
  97-CF1 S IO
   1.097%, 5/15/30           AAA       1,273        64
Federal National
  Mortgage
  Association,
  Series 93-M2 B IO
   2.68%, 11/25/23           Agy         407         5

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
(+) Forum Financial
  Corp.,
   Series 1 A1
   7.125%, 5/15/04           AA     $    250  $    251
+## GMAC Commercial
  Mortgage Securities,
  Inc.,
  Series 97-C2 X IO
   1.273%, 4/15/29           Aaa       3,604       231
+## GS Mortgage
  Securities Corp. II,
  Series 97-GL X2 IO
   1.038%, 7/13/30           Aaa         984        43
Lehman Large Loan,
  Series 97-LL1 A1
   6.79%, 6/12/04            AAA
## Merrill Lynch
  Mortgage Investors,
  Inc.,
  Series 96-C2 IO
   1.547%, 11/21/28          AAA         425        30
Mortgage Capital
  Funding, Inc.,
  Series 95-MC1 A1B
   7.60%, 5/25/27            AAA          85        86
(+) Park Avenue
  Finance Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07            N/R         191       201
------------------------------------------------------
GROUP TOTAL                                      2,510
------------------------------------------------------
ENERGY (0.2%)
Enron Corp.
   6.625%, 10/15/03          BBB+        165       167
------------------------------------------------------
FINANCE (15.9%)
American General Corp.
   6.625%, 2/15/29           AA-         385       370
(+) Anthem Insurance
  Cos., Inc.,
  Series A
   9.00%, 4/1/27             BBB+        225       234
Associates Corp. of
  North America
   6.00%, 4/15/03            AA-          70        70
   6.00%, 7/15/05            AA-         270       267
  Series H
   6.73%, 3/27/03            AA-         475       488
BankAmerica Corp.
   5.875%, 2/15/09           A+          140       135
(+) BankAmerica
  Institutional,
  Series A
   8.07%, 12/31/26           A-          455       478
Beneficial Corp.,
  Series H
   6.575%, 12/16/02          A           175       178

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
(+) BT Institutional
  Capital Trust,
  Series A
   8.09%, 12/1/26            BBB    $    500  $    515
Chase Manhattan Corp.
   6.00%, 2/15/09            A           270       263
Chrysler Financial
  Corp.
   6.375%, 1/28/00           A+          200       202
   6.62%, 6/16/00            A           325       329
CIT Group Holdings
   6.375%, 10/1/02           A+          400       406
Countrywide Funding
  Corp.
  Series:
  A
   7.32%, 8/15/00            A           175       178
  B
   6.55%, 4/14/00            A           175       177
  D
   6.05%, 3/1/01             A            75        75
EOP Operating LP
   6.763%, 6/15/07           BBB         370       368
Equifax, Inc.
   6.30%, 7/1/05             A-          460       461
Equitable Companies,
  Inc.
   6.50%, 4/1/08             A           295       298
(+) Equitable Life
  Assurance Society of
  the U.S., Series 1A
   6.95%, 12/1/05            A           250       259
(+) Farmers Exchange
  Capital
   7.05%, 7/15/28            A           330       316
(+) Farmers Insurance
  Exchange
   8.625%, 5/1/24            A           300       340
(+) First Chicago NBD
  Corp.,
  Series A
   7.95%, 12/1/26            A-          425       444
(+) First Hawaiian
  Bank,
  Series A
   6.93%, 12/1/03            A           350       357
First Union
  Institutional
  Capital,
  Series I
   8.04%, 12/1/26            BBB+        400       421
(+) Florida Property &
  Casualty
   7.375%, 7/1/03            A-          125       129
   7.45%, 7/1/04             A-          100       103
Ford Motor Credit
  Corp.
   6.125%, 4/28/03           A           700       706
General Motors
  Acceptance Corp.,
  Medium Term Note
   6.75%, 6/10/02            A           575       590

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
(+) Goldman Sachs
  Group L.P.
   6.50%, 2/25/09            A+     $    200  $    198
Hartford Life Corp.
   7.65%, 6/15/27            A           415       449
Homeside Lending, Inc.
   6.875%, 6/30/02           A+          441       452
Household Finance
  Corp.
   6.08%, 3/8/06             A           356       354
(+) Hyatt Equities LLC
   7.00%, 5/15/02            BBB+        635       630
International Lease
  Finance Corp.
   6.00%, 5/15/02            A+          610       613
J.P. Morgan & Co.,
  Inc.
   6.00%, 1/15/09            AA-         355       343
Lehman Brothers
  Holding Corp.
   6.50%, 7/18/00            A           375       377
   6.625%, 11/15/00          A           100       101
(+) Metropolitan Life
  Insurance Co.
   6.30%, 11/1/03            A+          445       450
   7.45%, 11/1/23            A+          325       326
Norwest Financial,
  Inc.
   5.625%, 2/3/09            A+          510       486
(+) PNC Institutional
  Capital,
  Series A
   7.95%, 12/15/26           BBB+        300       311
(+) Prime Property
  Funding II
   6.80%, 8/15/02            A           490       490
   7.00%, 8/15/04            A           120       120
Washington Mutual
  Inc.,
  Series A
   8.206%, 2/1/27            BBB-        235       247
   8.60%, 2/1/02             BBB+        195       208
(+) World Financial
  Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13             AA-         242       245
  96 WFP-D
   6.95%, 9/1/13             AA-         350       356
------------------------------------------------------
GROUP TOTAL                                     15,913
------------------------------------------------------
INDUSTRIALS (8.1%)
Becton, Dickinson &
  Co.
   6.70%, 8/1/28             A+          330       329
Columbia/HCA
  Healthcare
   6.41%, 6/15/00            BB+         210       206
Comdisco, Inc.,
  Series G
   6.29%, 6/30/03            BBB+        395       393

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERMEDIATE DURATION
PORTFOLIO (UNAUDITED)

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
(CONT'D)                & POOR'S)      (000)    (000)!
------------------------------------------------------
Cox Communications,
  Inc.
   6.80%, 8/1/28             A-     $     85  $     84
Dayton Hudson Corp.
   6.65%, 8/1/28             A-          235       229
(+) EES Coke Battery
  Co., Inc.
   7.125%, 4/15/02           BBB         150       150
Enron Corp.,
  Series NOV
   6.95%, 7/15/28            BBB+        385       373
(+) Federated
  Department Stores,
  Inc.
   6.90%, 4/1/29             BBB+        270       264
(+) Florida Windstorm
   7.125%, 2/25/19           AAA         270       271
Kroger Co.
   6.80%, 12/15/18           BBB-        460       451
(+) Lowe's Companies,
  Inc.
   6.50%, 3/15/29            A           165       157
   6.875%, 2/15/28           A           305       305
(+) Monsanto Co.
   6.60%, 12/1/28            A           485       463
Neiman Marcus Group,
  Inc.
   6.65%, 6/1/08             BBB         450       450
News America, Inc.
   6.625%, 1/9/08            BBB-        530       534
(+) Scotia Pacific
  Co., LLC
   6.55%, 1/20/07            A           459       436
Tennessee Gas Pipeline
   7.00%, 10/15/28           BBB         305       302
Time Warner Cos., Inc.
   6.95%, 1/15/28            BBB         185       185
   7.57%, 2/1/24             BBB         445       476
U.S. Airways Inc.,
  Series 98-1 A
   6.85%, 1/30/18            AA-         540       539
Union Pacific Corp.
   6.625%, 2/1/29            BBB-        335       315
United Technologies
  Corp.
   6.70%, 8/1/28             A+          655       656
USA Waste Services
   7.00%, 7/15/28            BBB+        520       518
------------------------------------------------------
GROUP TOTAL                                      8,086
------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
## Resolution Trust
  Corp.,
  Series 92-5 C
   8.611%, 1/25/26           AA           51        51
------------------------------------------------------

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
TAXABLE MUNICIPAL (0.4%)
New York State Power
  Authority Revenue
  Bonds,
  Series B
   6.11%, 2/15/11            AA-    $    400  $    402
------------------------------------------------------
TELEPHONES (2.1%)
AT&T Corp.
   6.50%, 3/15/29            AA-         325       318
Comcast Cable
  Communications
   8.375%, 5/1/07            BBB-        255       287
GTE Corp.
   6.94%, 4/15/28            A           660       673
MCI Worldcom, Inc.
   6.50%, 4/15/10            BBB+        600       609
   6.95%, 8/15/28            BBB+        165       168
------------------------------------------------------
GROUP TOTAL                                      2,055
------------------------------------------------------
TRANSPORTATION (0.9%)
Burlington Northern
  Santa Fe
   6.70%, 8/1/28             BBB+        425       415
Continental Airlines,
  Series 98-1 A
   6.648%, 9/15/17           AA+         510       514
------------------------------------------------------
GROUP TOTAL                                        929
------------------------------------------------------
U.S. TREASURY SECURITIES (12.8%)
U.S. Treasury Notes
   !! 3.375%, 1/15/07
   (Inflation Indexed)       Tsy       2,006     1,930
   3.625%, 7/15/02
   (Inflation Indexed)       Tsy       6,372     6,326
   4.50%, 1/31/01            Tsy       2,000     1,983
   7.50%, 2/15/05            Tsy       2,250     2,494
------------------------------------------------------
GROUP TOTAL                                     12,733
------------------------------------------------------
UTILITIES (0.5%)
(+) CMS Panhandle
  Holdings Co.
   7.00%, 7/15/29            BBB-        405       398
(+) Edison Mission
  Energy Funding
  Corp.,
  Series B
   7.33%, 9/15/08            BBB         100       102
------------------------------------------------------
GROUP TOTAL                                        500
------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
YANKEE (3.6%)
(+) Alcoa Aluminio
  S.A.,
  Series 96-1
   7.50%, 12/16/08           BBB    $    373  $    342
Cable & Wireless
  Communications plc
   6.75%, 12/1/08            A-          335       336
Empresa Nacional
  Electricidad
   7.75%, 7/15/08            A-          415       402
(+) Hutchinson Whampoa
  Financial,
  Series B
   7.45%, 8/1/17             A           385       342
Israel Electric Corp.,
  Ltd.
   7.25%, 12/15/06           A-           60        60
   7.75%, 12/15/27           A-          265       253
(+) Oil Enterprises
  Ltd.
   6.239%, 6/30/08           AAA         510       505
(+) Oil Purchase Co.
   7.10%, 4/30/02            BBB         202       194
(+) Petroliam Nasional
  Bhd.
   7.125%, 10/18/06          BBB-        325       301
(+) Petrozuata
  Finance, Inc.
   8.22%, 4/1/17             BB+         580       423
(+) Ras Laffan
  Liquefied Natural
  Gas Co.
   8.294%, 3/15/14           BBB+        515       484
------------------------------------------------------
GROUP TOTAL                                      3,642
------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $116,978)  116,977
------------------------------------------------------
PREFERRED STOCK (0.6%)
------------------------------------------------------
                                      SHARES
                                      ------
MORTGAGE-OTHER
(+)+ Home Ownership
  Funding Corp.,
  13.331%
  (Cost $560)                Aaa         650       587
------------------------------------------------------
INTEREST RATE CAP 0.0%-SEE NOTE A6
------------------------------------------------------
                                        FACE
                                      AMOUNT
                                       (000)
                                    --------

@ J.P. Morgan and Co.
  terminating
  10/15/99, to receive
  on 10/15/99 the
  excess, as measured
  on 10/15/98, of 12
  month LIBOR over
  6.34% multiplied by
  the notional amount.
  (Premium Paid $85)         AA-    $ 26,200        --
------------------------------------------------------

                                      FACE
                                     AMOUNT    VALUE
                                     (000)!    (000)!
------------------------------------------------------
CASH EQUIVALENTS (10.1%)
------------------------------------------------------
DISCOUNT NOTE (5.0%)
Federal Home Loan Bank
  4.78%, 04/15/1999                 $  5,000  $  4,991
------------------------------------------------------
REPURCHASE AGREEMENT (5.1%)
Chase Securities, Inc.
  4.80%, dated
  3/31/99, due 4/1/99,
  to be repurchased at
  $5,126 collateralized by
  various U.S. Government
  Obligations, due
  4/1/99-2/28/01,
  valued at $5,171                     5,125     5,125
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $10,116)           10,116
------------------------------------------------------
TOTAL INVESTMENTS (127.9%) (Cost $127,739)     127,680
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (27.9%)
Interest Receivable                              1,047
Receivable for Investments Sold                    422
Receivable for Forward Commitments               3,189
Unrealized Gain on Swap Agreements                  20
Receivable for Daily Variation on Futures
  Contracts                                         16
Other Assets                                         3
Payable for Investments Purchased                 (217)
Payable for Forward Commitments                (32,085)
Payable for Fund Shares Redeemed                   (30)
Payable for Investment Advisory Fees               (96)
Payable for Administrative Fees                     (7)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                       (3)
Payable to Custodian                               (74)
Other Liabilities                                  (47)
                                              --------
                                               (27,862)
------------------------------------------------------
NET ASSETS (100%)                             $ 99,818
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 9,840,392 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                $ 99,818
------------------------------------------------------
NET ASSET VALUE PER SHARE                     $  10.14
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERMEDIATE DURATION
PORTFOLIO (UNAUDITED)

                                               VALUE
(CONT'D)                                       (000)!
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                               $100,311
Undistributed Net Investment Income (Loss)         523
Undistributed Realized Net Gain (Loss)          (1,233)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                            (59)
  Futures and Swaps                                276
------------------------------------------------------
NET ASSETS                                    $ 99,818
------------------------------------------------------

!       See Note A1 to Financial Statements.
(+)     144A security. Certain conditions for public sale
         may exist.
!!      A portion of these securities was pledged to cover
         margin requirements for futures contracts.
+       Moody's Investors Service, Inc. rating. Security is
         not rated by Standard & Poor's Corporation.
##      Variable or floating rate security-rate disclosed is
         as of March 31, 1999.
@       Value is less than $500.
Inv Fl  Inverse Floating Rate-Interest rate fluctuates with
         an inverse relationship to an associated interest
         rate. Indicated rate is the effective rate at
         March 31, 1999.
IO      Interest Only
N/R     Not rated by Moody's Investors Service, Inc. or
         Standard & Poor's Corporation.
PAC     Planned Amortization Class
PO      Principal Only
REMIC   Real Estate Mortgage Investment Conduit
TBA     Security is subject to delayed delivery. See Note A8
         to Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-MARKET FIXED
INCOME PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Multi-Market Fixed Income Portfolio combines a broad array of both domestic and international fixed income securities to maximize active management opportunities within a single fixed-income strategy. The Portfolio will include the most attractively valued securities from four major areas: domestic investment-grade bonds, international bonds, high-yield bonds, and emerging markets debt. MAS constructs a diversified fund with a maturity and duration structure reflecting long-term views on interest rates and inflation, and controls risk through diversification within and among these four major areas.

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/99*

                          MAS
                      MULTI-MARKET   SALOMON   SALOMON WORLD   60/20/12/8
                         FIXED        BROAD     GOV'T BOND      BLENDED
                         INCOME       INDEX    EX-U.S. INDEX     INDEX
                      ---------------------------------------------------
SIX MONTHS                3.55%       (0.06)%       0.17%         2.01%
ONE YEAR                  3.12         6.50        11.63          5.53
SINCE INCEPTION           4.21         7.21         7.01          6.34

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments. High-yield fixed income securities, otherwise known as "junk bonds," represent a much greater risk of default and tend to be more volatile than higher-rated bonds.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Multi-Market Fixed Income Portfolio commenced operations on 10/1/97. Total returns are compared to the Salomon Broad Investment Grade Index and the Salomon World Government Bond Ex-U.S. Index, both unmanaged market indices, as well as the 60/20/12/8 Blended Index, an unmanaged index comprised of 60% Salomon Broad Investment Grade Index, 20% Salomon World Government Bond Ex-U.S. Index (one half hedged into U.S. dollars), 12% Salomon High Yield Index, and 8% J.P. Morgan Emerging Markets Bond Index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (97.3%)

-----------------------------------------------------
                            RATINGS    FACE
                          (STANDARD   AMOUNT   VALUE
MARCH 31, 1999             & POOR'S)   (000)   (000)!
-----------------------------------------------------
U.S. FIXED INCOME (55.1%)
-----------------------------------------------------
FIXED INCOME SECURITIES (55.1%)
-----------------------------------------------------
AGENCY FIXED RATE MORTGAGES (34.1%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pools:
   11.00%, 5/1/20        Agy      $    368   $    411
  April TBA
   6.00%, 4/15/29        Agy        11,000     10,697
Federal National
  Mortgage Association,
  Conventional Pools:
   9.50%, 7/1/16         Agy            12         13
   10.00%,
     10/1/16-4/1/27      Agy           580        635
  April TBA
   6.00%, 4/15/29        Agy        21,725     21,107
Government National
  Mortgage Association,
  Various Pools:
   10.50%, 8/15/20       Tsy           399        441
-----------------------------------------------------
GROUP TOTAL                                    33,304
-----------------------------------------------------
ASSET BACKED CORPORATES (0.5%)
Advanta Mortgage Loan Trust,
  Series 97-3 A2
   6.61%, 4/25/12        AAA            67         67
CIT Group Home Equity
  Loan Trust,
  Series 97-1 A3
   6.25%, 9/15/11        AAA             3          3
(+) Commercial
  Financial Services,
  Inc., Series 97-5 A1
   7.72%, 6/15/05        N/R            90         59
Honda Auto Receivables
  Grantor Trust,
  Series 97-A A
   5.85%, 2/15/03        AAA            87         87
(+) Long Beach
  Acceptance Auto
  Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04        AAA            50         50
(+) Securitized
  Multiple Asset Rated
  Trust,
  Series 97-6 A1
   7.71%, 4/15/06        N/R           139         90
WFS Financial Owner Trust,
  Series 97-C A3
   6.10%, 3/20/02        AAA           100        101
-----------------------------------------------------
GROUP TOTAL                                       457
-----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-MARKET FIXED
INCOME PORTFOLIO (UNAUDITED)

                            RATINGS    FACE
                          (STANDARD   AMOUNT      VALUE
(CONT'D)                   & POOR'S)   (000)      (000)!
--------------------------------------------------------
ASSET BACKED MORTGAGES (0.1%)
Cityscape Home Equity
  Loan Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26       N/R       $   766  $     17
  (+) 96-3 A YMA
   10/25/26              N/R           766         1
Contimortgage Home
  Equity Loan Trust,
  Series:
  96-4 A11 I IO
   1.10%, 1/15/28        AAA           512        12
  96-4 A11 I YMA
   1/15/28               AAA           510         1
  (+) 96-4 A12 I IO
   1.05%, 1/15/28        AAA           109         2
  @(+) 96-4 A12 I YMA
   1/15/28               AAA           109        --
  97-1 A10 I IO
   1.10%, 3/15/28        AAA           638        15
  97-1 A10 I YMA
   3/15/28               N/R           636         1
----------------------------------------------------
GROUP TOTAL                                       49
----------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (0.1%)
Federal Home Loan
  Mortgage Corporation,
  Series:
  1398-I Inv Fl REMIC
   13.216%, 10/15/07     Agy            20        23
  1415-S Inv Fl IO
   22.25%, 11/15/07      Agy            15         6
  1476-S Inv Fl IO
  REMIC PAC
   4.595%, 2/15/08       Agy           159        16
  1485-S Inv Fl IO
  REMIC
   4.60%, 3/15/08        Agy           135        11
  1600-SA Inv Fl IO
  REMIC
   3.00%, 10/15/08       Agy           293        16
  1950-SC Inv Fl IO
   3.00%, 10/15/22       Agy            10         1
Federal National
  Mortgage Association,
  Series:
  90-118 S Inv Fl
   33.329%, 9/25/20      Agy             6         9
  92-186 S Inv Fl IO
   3.642%, 10/25/07      Agy           265        20
  96-14 PC PO
   12/25/23              Agy             7         6
  96-54 O PO
   11/25/23              Agy             8         6

                            RATINGS    FACE
                          (STANDARD   AMOUNT      VALUE
                           & POOR'S)   (000)      (000)!
--------------------------------------------------------
  96-68 SC Inv Fl IO
  REMIC
   3.163%, 1/25/24       Agy   $        90  $     11
  @ 97-30 Inv Fl IO
    REMIC
   3.063%, 7/25/22       Agy             5        --
  G92-53 S Inv Fl IO
  REMIC
   38.813%, 9/25/22      Agy            11         9
Government National
  Mortgage Association
  Series:
  96-12 S Inv Fl IO
  REMIC
   3.50%, 6/16/26        Tsy             9         1
  @ 96-13 S Inv Fl IO
  REMIC
   3.55%, 8/16/26        Tsy             5        --
  @ 96-17 S Inv Fl IO
  REMIC
   4.15%, 7/16/11        Tsy             5        --
@ First Boston Mortgage
  Securities Corp.,
  Series 87-B IO
   8.985%, 4/25/17       AAA         (2)--        --
@ Kidder Peabody
  Mortgage Assets
  Trust,
  Series 87-B A2 IO
   9.50%, 4/22/18        AAA         (2)--        --
----------------------------------------------------
GROUP TOTAL                                      135
----------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (0.1%)
American Housing Trust,
  Series V 1G
   9.125%, 4/25/21       AAA            33        35
Mid-State Trust II,
  Series 88-2 A4
   9.625%, 4/1/03        AAA            17        18
Rural Housing Trust,
  Series 87-1 B1 REMIC
   3.33%, 10/1/28        A-             16        13
----------------------------------------------------
GROUP TOTAL                                       66
----------------------------------------------------
COMMERCIAL MORTGAGES (0.7%)
+ American Southwest
  Financial Securities
  Corp.,
  Series 95-C1 AIB
   7.40%, 11/17/04       Aaa            60        61
Asset Securitization
  Corp. Series 96-MD6
  A1C
   7.04%, 11/13/26       AAA            60        61
(+) Crystal Run
  Properties, Inc.,
   7.393%, 8/15/11       AA            100       103

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            RATINGS    FACE
                          (STANDARD   AMOUNT      VALUE
                           & POOR'S)   (000)      (000)!
--------------------------------------------------------
(+) DLJ Mortgage
  Acceptance Corp.
  Series:
  96-CF2 AIB
   7.29%, 7/15/06        AAA   $        15  $     16
  97-CF1 S IO
   1.097%, 5/15/30       AAA           549        27
+## GMAC Commercial
  Mortgage Securities,
  Inc.
  Series:
  96-C1 X2 IO
   1.874%, 3/15/21       Aaa           249        17
  97-C2 X IO
   1.273%, 4/15/29       Aaa         2,271       146
@## LB Commercial
  Conduit Mortgage
  Trust,
  Series 96-C2 A
   7.416%, 10/25/26      N/R         (2)--        --
## Merrill Lynch
  Mortgage Investors,
  Inc.
  Series 96-C2 IO
   1.547%, 11/21/28      AAA           288        21
Mortgage Capital
  Funding, Inc.,
  Series 95-MC1 A1B
   7.60%, 5/25/27        AAA            57        57
Nomura Asset Securities
  Corp.,
  Series 94-MD1 A3
   8.026%, 3/15/18       N/R            35        36
(+) Park Avenue Finance
  Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07        N/R            96       101
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1 IO
   1.219%, 2/25/28       N/R           335        17
  96-CFL X1A IO
   1.219%, 2/25/28       N/R           249         3
  96-CFL X2 IO
   1.152%, 2/25/28       N/R            92         2
----------------------------------------------------
GROUP TOTAL                                      668
----------------------------------------------------
FINANCE (5.0%)
(+) Anthem Insurance
  Cos., Inc.,
  Series A
   9.00%, 4/1/27         BBB+          130       135
Associates Corp. of
  North America
   6.00%, 7/15/05        AA-           200       198
   6.95%, 11/1/18        AA-           110       112
BankAmerica Corp.
   5.875%, 2/15/09       A+            590       570

                           RATINGS    FACE
                         (STANDARD   AMOUNT   VALUE
                          & POOR'S)   (000)   (000)!
----------------------------------------------------
(+) BT Institutional
  Capital Trust,
  Series A
   8.09%, 12/1/26        BBB   $       360  $    371
Chase Manhattan Corp.
   6.00%, 2/15/09        A             195       190
EOP Operating LP
   6.763%, 6/15/07       BBB           555       552
First Union
  Institutional
  Capital, Series I
   8.04%, 12/1/26        BBB+          180       189
(+) Florida Property &
  Casualty
   7.375%, 7/1/03        A-            100       103
(+) Florida Windstorm
   6.70%, 8/25/04        A-            505       511
Great Western
  Financial, Inc.,
  Series A
   8.206%, 2/1/27        BBB-          150       158
Lehman Brothers
  Holdings
   8.50%, 8/1/15         A              50        54
   8.80%, 3/1/15         A             125       140
Merrill Lynch & Co.,
  Inc.
   6.50%, 7/15/18        AA-           135       129
(+) PNC Institutional
  Capital,
  Series A
   7.95%, 12/15/26       BBB+          135       140
(+) Prime Property
  Funding II
   6.80%, 8/15/02        A             410       410
   7.00%, 8/15/04        A              50        50
(+) Prudential
  Insurance Co.
   8.30%, 7/1/25         A-            300       348
Washington Mutual
  Capital
   8.375%, 6/1/27        BBB-          310       331
(+) World Financial
  Properties,
  Series 96 WFP-D
   6.95%, 9/1/13         AA-           250       254
----------------------------------------------------
GROUP TOTAL                                    4,945
----------------------------------------------------
INDUSTRIALS (4.9%)
Browning-Ferris
  Industries, Inc.
   7.40%, 9/15/35        A-            255       219
Continental Cablevision
   8.30%, 5/15/06        BBB           235       260
(+) Federated
  Department Stores,
  Inc.
   6.90%, 4/1/29         BBB+          260       254
(+) Florida Windstorm
   7.125%, 2/25/19       AAA           265       266
Harrahs Operating Co.,
  Inc.
   7.50%, 1/15/09        BBB-          130       131
Kroger Co.
   6.80%, 12/15/18       BBB-          170       167
(+) Lowe's Companies Inc.
   6.50%, 3/15/29        A             270       257
----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-MARKET FIXED
INCOME PORTFOLIO (UNAUDITED)

                       RATINGS      FACE
                     (STANDARD     AMOUNT     VALUE
(CONT'D)              & POOR'S)     (000)     (000)!
----------------------------------------------------
(+) Monsanto Co.
   6.60%, 12/1/28        A      $      420  $    401
Neiman Marcus Group,
  Inc.
   6.65%, 6/1/08         BBB           425       425
News America Holdings
   7.75%, 1/20/24        BBB-          185       194
   8.875%, 4/26/23       BBB-          525       618
Rhone-Poulenc Rorer,
  Inc.,
  Series 92-A 3
   8.62%, 1/5/21         BBB-           60        64
(+) Scotia Pacific Co.
  LLC
   7.11%, 7/20/28        A             395       347
Tennessee Gas Pipeline
   7.00%, 10/15/28       BBB           255       253
Time Warner Cos., Inc.
   6.625%, 5/15/29       BBB           350       336
   6.95%, 1/15/28        BBB            75        75
   7.57%, 2/1/24         BBB           145       155
Union Pacific Co.
   6.625%, 2/1/29        BBB-          295       277
USA Waste Services
   7.00%, 7/15/28        BBB+           90        90
----------------------------------------------------
GROUP TOTAL                                    4,789
----------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
sec. Household Bank,
  Series 85-1 CMO
   7.94%, 5/1/02
   (acquired 10/10/97,
     cost $1)            N/R             1         1
sec.## Magnolia Federal
  Bank,
  Series 84-2
   9.12%, 10/1/07
   (acquired 10/1/97,
     cost $5)            N/R             5         5
## Resolution Trust
  Corp.,
  Series 92-5 C
   8.611%, 1/25/26       AA             21        20
Ryland Acceptance Corp. IV,
  Series 79-A
   6.65%, 7/1/11         AA             28        25
----------------------------------------------------
GROUP TOTAL                                       51
----------------------------------------------------
TELEPHONES (1.0%)
AT&T Corp.
   6.50%, 3/15/29        AA-           315       308
Comcast Cable
  Communications
   8.375%, 5/1/07        BBB-           90       101
MCI Worldcom, Inc.
   6.95%, 8/15/28        BBB+          550       560
----------------------------------------------------
GROUP TOTAL                                      969
----------------------------------------------------

                       RATINGS      FACE
                      (STANDARD    AMOUNT     VALUE
                      & POOR'S)     (000)     (000)!
----------------------------------------------------
TRANSPORTATION (0.4%)
Continental Airlines,
  Series 98-1 A
   6.648%, 9/15/17       AA+    $      366  $    369
----------------------------------------------------
U.S. TREASURY SECURITIES (5.4%)
U.S. Treasury Notes
   3.375%, 1/15/07
   (Inflation Indexed)   Tsy         2,544     2,447
   3.625%, 7/15/02
   (Inflation Indexed)   Tsy         1,019     1,012
   3.625%, 1/15/08
   (Inflation Indexed)   Tsy         1,237     1,207
   7.50%, 2/15/05        Tsy           550       610
----------------------------------------------------
GROUP TOTAL                                    5,276
----------------------------------------------------
UTILITIES (0.4%)
(+) Edison Mission
  Energy Funding Corp.,
  Series B
   7.33%, 9/15/08        BBB           100       102
Enron Corp.
   6.95%, 7/15/28        BBB+          335       325
----------------------------------------------------
GROUP TOTAL                                      427
----------------------------------------------------
YANKEE (2.3%)
(+) Alcoa Aluminio
  S.A.,
  Series 96-1
   7.50%, 12/16/08       BBB           136       124
Cable & Wireless
  Communications Plc
   6.75%, 12/1/08        A-            290       291
Empresa Nacional
  Electricidad
   7.325%, 2/1/37        A-             55        52
   7.75%, 7/15/08        A-            280       271
(+) Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17         A             450       400
(+) Israel Electric
  Corp., Ltd.
   7.25%, 12/15/06       A-             40        40
   7.75%, 12/15/27       A-            270       257
(+) Oil Purchase Co.
   7.10%, 4/30/02        BBB           202       194
(+) Petroliam Nasional
  Bhd.
   7.125%, 10/18/06      BBB-          300       278
(+) Petrozuata Finance,
  Inc.
   8.22%, 4/1/17         BB+           225       164
(+) Ras Laffan
  Liquefied Natural Gas
  Co.
   8.294%, 3/15/14       BBB+          175       165
----------------------------------------------------
GROUP TOTAL                                    2,236
----------------------------------------------------
TOTAL U.S. FIXED INCOME SECURITIES
 (Cost $54,376)                               53,741
----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                      RATINGS     FACE
                     (STANDARD   AMOUNT      VALUE
                     & POOR'S)    (000)      (000)!
----------------------------------------------------
INTERNATIONAL FIXED INCOME (12.9%)
----------------------------------------------------
FIXED INCOME SECURITIES (12.9%)
----------------------------------------------------
BRITISH POUND (3.2%)
United Kingdom Treasury Bills
   8.00%, 6/10/03        AAA   GBP     225  $    409
   8.50%, 7/16/07        AAA         1,350     2,746
----------------------------------------------------
GROUP TOTAL                                    3,155
----------------------------------------------------
CANADIAN DOLLAR (2.5%)
Government of Canada
   7.50%, 3/1/01         AAA   CAD   1,400       972
   10.00%, 6/1/08        AAA         1,650     1,484
----------------------------------------------------
GROUP TOTAL                                    2,456
----------------------------------------------------
EURO (7.0%)
Government of France
  O.A.T.
   8.50%, 3/28/00        AAA   EUR   1,095     1,247
Government of Germany
   6.50%, 7/4/27         AAA         1,373     1,817
   7.50%, 9/9/04         AAA           882     1,138
Republic of Italy BTPS
   9.50%, 2/1/06         AA          1,795     2,589
----------------------------------------------------
GROUP TOTAL                                    6,791
----------------------------------------------------
SOUTH AFRICAN RAND (0.2%)
Republic of South
  Africa
   13.00%, 8/31/10       BBB+  ZAR    1,150      168
----------------------------------------------------
TOTAL INTERNATIONAL FIXED INCOME
 (Cost $12,599)                               12,570
----------------------------------------------------
HIGH YIELD (17.3%)
----------------------------------------------------
FIXED INCOME SECURITIES (17.3%)
----------------------------------------------------
ASSET BACKED CORPORATES (0.1%)
(+)+ Long Beach
  Acceptance Auto
  Grantor Trust,
  Series 97-1 B
   14.22%, 10/26/03      Ba3   $        86        86
----------------------------------------------------
CABLE (2.4%)
CSC Holdings, Inc.
   7.875%, 12/15/07      BB+           715       753
Lenfest Communications,
  Inc.
   7.625%, 02/15/08      BB+           370       382

                      RATINGS     FACE
                     (STANDARD   AMOUNT      VALUE
                     & POOR'S)    (000)      (000)!
----------------------------------------------------
# NTL, Inc.
   9.75%, 4/1/08         B-    $     1,250  $    850
Rogers Cablesystems
  Ltd.,
  Series B
   10.00%, 03/15/05      BB+           215       242
----------------------------------------------------
GROUP TOTAL                                    2,227
----------------------------------------------------
COMMUNICATIONS (6.9%)
+ Dial Call
  Communications, Inc.
   10.25%, 12/15/05      B2            170       177
Global Crossing
  Holdings Ltd.
   9.625%, 5/15/08       B             420       468
Globalstar LP/Capital
   11.375%, 2/15/04      B             390       255
# Intermedia
  Communications, Inc.,
  Series B
   0.00%, 7/15/07        B           1,235       942
Iridium LLC/Capital
  Corp.,
  Series A
   13.00%, 7/15/05       CCC+          600       258
IXC Communications,
  Inc.
   9.00%, 4/15/08        CCC+          850       884
Level 3 Communications,
  Inc.
   9.125%, 5/1/08        B             985       987
Nextel Communications, Inc.
   # 0.00%, 9/15/07      B-          1,600     1,172
   9.75%, 8/15/04        B-            235       244
Primus Telecommunications Group,
   Series B
   9.875%, 5/15/08       B-            210       203
Qwest Communications
  International, Inc.,
  Series B
   (+) 7.50%, 11/1/08    BB+           110       114
   # 0.00%, 2/1/08       BB+           395       304
+# RCN Corp.
   0.00%, 10/15/07       B3            450       304
   0.00%, 2/15/08        B3            175       109
# RSL Communications
  plc
   0.00%, 3/1/08         B-            500       330
----------------------------------------------------
GROUP TOTAL                                    6,751
----------------------------------------------------
ENERGY (0.4%)
Mobile Energy Services
   8.665%, 1/1/17        CCC            92        31
Snyder Oil Corp.
   8.75%, 6/15/07        B+            400       401
----------------------------------------------------
GROUP TOTAL                                      432
----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-MARKET FIXED
INCOME PORTFOLIO (UNAUDITED)

                        RATINGS        FACE
                      (STANDARD       AMOUNT      VALUE
(CONT'D)               & POOR'S)       (000)      (000)!
--------------------------------------------------------
FINANCE (0.6%)
(+) Fuji JGB
  Investments LLC,
  Series A
   9.87%, 12/31/49       BB+    $      380      $    338
(+) SB Treasury Co.
  LLC,
  Series A
   9.40%, 12/29/49       BB+           260           255
--------------------------------------------------------
GROUP TOTAL                                          593
--------------------------------------------------------
GAMING (0.3%)
Station Casinos, Inc.
   10.125%, 3/15/06      B+            275           292
--------------------------------------------------------
HEALTHCARE (1.4%)
Columbia/HCA Healthcare
  Corp.
   7.15%, 3/30/04        BB+           250           236
   7.19%, 11/15/15       BB+           320           265
   7.58%, 9/15/25        BB+           240           201
Fresenius Medical
  Capital Trust II
   7.875%, 2/1/08        B+            250           247
Tenet Healthcare Corp.
   (+) 8.125%, 12/1/08   BB-           250           243
   8.625%, 1/15/07       BB-           125           124
Vencor Operating, Inc.
   9.875%, 5/1/05        CCC           320            48
--------------------------------------------------------
GROUP TOTAL                                        1,364
--------------------------------------------------------
HOTELS, LODGING, & RESTAURANTS (1.0%)
HMH Properties,
  Series A
   7.875%, 8/1/05        BB          1,000           976
--------------------------------------------------------
INDUSTRIALS (1.7%)
American Standard Cos.
   7.375% , 4/15/05      BB-           255           250
CEX Holdings, Inc.,
  Series B
   9.625%, 6/1/08        B             275           259
Geberit International
  S.A.
   10.125%, 4/15/07      B+    EUR     115           143
(+) Nortek, Inc.
   8.875%, 8/1/08        B+    $     1,000         1,027
--------------------------------------------------------
GROUP TOTAL                                        1,679
--------------------------------------------------------
MEDIA & ENTERTAINMENT (0.0%)
@Entertainment, Inc.
   14.5%, 2/1/09         B             220            98
--------------------------------------------------------

                        RATINGS        FACE
                      (STANDARD       AMOUNT      VALUE
                       & POOR'S)       (000)      (000)!
--------------------------------------------------------
METALS (0.3%)
Glencore Nickel Property Ltd.
   9.00%, 12/1/14        BB+    $      180  $        154
Impress Metal Packaging
  Holdings Ltd.
   9.875%, 5/29/07       B      EUR     95           114
--------------------------------------------------------
GROUP TOTAL                                          268
--------------------------------------------------------
RETAIL (1.5%)
DR Structured Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10        BB+    $       64            61
  94-K A1
   7.60%, 8/15/07        BB+           158           158
  94-K2 A2
   9.35%, 8/15/19        BB+           130           136
HMV Media Group, plc
   10.875%, 5/15/08      B      GBP    150           254
Kmart Funding Corp.,
  Series F
   8.80%, 7/1/10         BB+    $      590           616
Saks Inc.
   7.375%, 2/15/19       BB+           240           234
--------------------------------------------------------
GROUP TOTAL                                        1,459
--------------------------------------------------------
SUPERMARKETS (0.2%)
Fred Meyer, Inc.
   7.375%, 3/1/05        BB+           205           213
--------------------------------------------------------
UTILITIES (0.5%)
CMS Energy Corp.
   7.50%, 1/15/09        BB            250           254
Niagara Mohawk Power,
  Series G
   7.75%, 10/1/08        BB+           190           204
--------------------------------------------------------
GROUP TOTAL                                          458
--------------------------------------------------------
TOTAL HIGH YIELD (Cost $ 16,985)                  16,896
--------------------------------------------------------
EMERGING MARKETS (13.2%)
--------------------------------------------------------
FIXED INCOME SECURITIES (13.2%)
Asia Pulp & Paper Co.,
  Ltd.,
   Series A
   12.00%, 2/15/04       CCC+          150            72
(+) AST Research, Inc.
   7.45%, 10/1/02        BB-           345           325
## Banco Nacional de
  Densen Economico
   15.224%, 6/16/08      BB-           350           293

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                     RATINGS                FACE
                    (STANDARD   AMOUNT      VALUE
                     & POOR'S)   (000)      (000)!
----------------------------------------------------
+ Bulgaria Government,
  Series:
  A
   2.50%, 7/28/12        B2    $       300  $    172
  ## A
   5.875%, 7/28/11       B2            300       202
  ## PDI
   5.875%, 7/28/24       B2            150       102
Cellco Finance NV
   15.00%, 8/1/05        CCC+          190       185
CIA International
  Telecommunications
   10.375%, 8/1/04       BB    ARP     330       256
Export-Import Bank of Korea
   6.50%, 2/10/02        BB+   $       300       289
## Ecuador Global Bond
   6.00%, 2/28/25        N/R           250       119
Grupo Minero Mexicano
  S.A. de CV, Series A
   8.25%, 4/1/08         BB            365       305
(+) Hyundai Semiconductor
  America
   8.625%, 5/15/07       B             100        80
Korea Development Bank
   7.375%, 9/17/04       BBB-          215       210
## Morocco Restructuring &
  Consolidation Agreement,
  Series A
   6.063%, 1/1/09        N/R           130       106
Multicanal S.A.
   10.50%, 4/15/18       BB+           145       121
National Power Corp.
   7.875%, 12/15/06      BB+            85        78
   8.40%, 12/15/16       BB+            55        47
## Nigeria Promissory Notes,
  Series RC
   5.092%, 1/5/10        N/R           160        66
(+) Paiton Energy Funding
   9.34%, 2/15/14        CCC           100        17
Peru Reduction Bond
   3.75%, 3/7/17         BB            400       238
## Petroleos Mexicanos
   9.50%, 9/15/27        BB            240       215
   9.875%, 7/15/05       BB            120       112
Pindo Deli Financial
  Mauritius
   10.75%, 10/1/07       CCC+          155        87
# PTC International
  Finance B.V.
   0.00%, 7/1/07         B+            355       258
Reliance Industries Ltd.
   10.50%, 8/6/46        BB            250       218
+ Republic of Argentina
  Bonos del Tesoro, Series 2
   8.75%, 5/9/02         Ba3           210       193

                      RATINGS      FACE
                     (STANDARD    AMOUNT      VALUE
                     & POOR'S)    (000)      (000)!
----------------------------------------------------
## Republic of Argentina
  Pre 4 BOCON, PIK
   4.928%, 9/1/02        BB    $        75  $     79
Republic of Argentina
   7.33%, 3/31/23        BB            595       412
   11.75%, 4/7/09        BB            250       243
   12.125%, 2/25/19      BB-           350       347
## Republic of Argentina,
  Series L
   5.938%, 3/31/05       BB            977       837
Republic of Brazil
   9.375%, 4/7/08        BB+           280       215
Republic of Brazil Debt
  Conversion Bond, Series L
   5.00%, 4/15/14        B+            436       276
   6.188%, 4/15/12       BB-         1,340       781
## Republic of Brazil,
  Series EI-L
   6.125%, 4/15/06       B+            643       466
Republic of Colombia
   8.70%, 2/15/16        BBB-          265       215
   10.875%, 3/9/04       BBB-           70        73
   ## 10.986%, 8/13/05   BBB-          460       422
Republic of Panama PDI
   ## 5.938%, 7/17/16    BB+            64        51
   9.375%, 4/1/29        BB+           150       150
## Republic of Philippines,
  Series B
   5.962%, 6/1/08        BB+           250       221
Republic of Philippines
   9.875%, 1/15/19       BB+           150       150
## Republic of Venezuela Debt
  Conversion Bond,
  Series DL
   5.938%, 12/18/07      B+            214       151
(+) RG Receivables Ltd.
   9.60%, 2/10/05        BB-           146        87
   11.00%, 7/24/18       CCC-        1,140       295
(+) Samsung Electronics Co.
   7.45%, 10/1/02        BB-           545       519
TV Azteca S.A.
   10.125%, 2/15/04      B+            125       106
  Series B
   10.50%, 2/15/07       B+            135       112
United Mexican States Global
  Bond
   6.25%, 12/31/19       BB            565       444
   10.375%, 2/17/09      N/R         1,200     1,244
   11.375%, 9/15/16      BB            530       573
----------------------------------------------------
TOTAL EMERGING MARKET (Cost $13,375)          12,835
----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-MARKET FIXED
INCOME PORTFOLIO (UNAUDITED)

                      RATINGS
                      (STANDARD              VALUE
(CONT'D)              & POOR'S)  SHARES      (000)!
----------------------------------------------------
PREFERRED STOCKS (0.6%)
----------------------------------------------------
COMMUNICATIONS (0.1%)
* IXC Communications, Inc.,
  Series B PIK
   7.25%                 CCC+          100  $    108
----------------------------------------------------
MORTGAGES-OTHER (0.5%)
(+)+ Home Ownership Funding Corp.
   13.331%               Aaa           500       452
----------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $528)               560
----------------------------------------------------
CASH EQUIVALENT (31.7%)
----------------------------------------------------
                                      FACE
                                    AMOUNT
                                     (000)
                                  --------
REPURCHASE AGREEMENT (31.7%)
Chase Securities, Inc. 4.80%,
  dated 3/31/99, due 4/1/99,
  to be repurchased at
  $30,900, collateralized by
  various U.S. Government
  Obligations, due
  4/1/99-2/28/01, valued at
  $31,173 (Cost $30,896)       $    30,896    30,896
----------------------------------------------------
TOTAL INVESTMENTS (130.8%) (Cost $128,759)   127,498
----------------------------------------------------
OTHER ASSETS AND LIABILITIES (-30.8%)
Cash                                              14
Cash and Foreign Currency Held as
  Collateral on Futures Contracts
 (Cost $18)                                       18
Interest Receivable                            1,276
Receivable for Withholding Tax Reclaim            13
Receivable for Investments Sold                1,252
Receivable for Forward Commitments             5,936
Unrealized Gain on Forward Foreign
  Currency Contracts                              84
Unrealized Gain on Futures Contracts               2
Unrealized Gain on Swap Agreements                 8
Other Assets                                       1
Payable for Investments Purchased               (683)
Payable for Forward Commitments              (37,797)
Payable Investment Advisory Fees                (107)
Payable for Administrative Fees                   (6)
Payable for Trustees' Deferred
  Compensation Plan-Note F                        (2)
Other Liabilities                                (23)
                                            --------
                                             (30,014)
----------------------------------------------------
NET ASSETS (100%)                           $ 97,484
----------------------------------------------------

                                             VALUE
                                             (000)!
----------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------
NET ASSETS
Applicable to 9,924,859 outstanding shares
  of beneficial interest (unlimited
  Authorization, no par value)              $ 97,484
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $   9.82
----------------------------------------------------
NET ASSETS CONSISTS OF:
Paid in Capital                             $ 98,634
Undistributed Net Investment Income (Loss)     1,578
Undistributed Realized Net Gain (Loss)        (1,575)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                       (1,261)
  Foreign Currency Transactions                   75
  Futures and Swaps                               33
----------------------------------------------------
NET ASSETS                                  $ 97,484
----------------------------------------------------

sec.    Restricted Security-Total market value of
         restricted securities owned at March 31, 1999 was
         $6 or 0.0% of net assets.
!       See Note A1 to Financial Statements.
*       Non-income producing security
(+)     144A security. Certain conditions for public sale
         may exist.
+       Moody's Investors Service, Inc. rating. Security is
         not rated by Standard & Poor's Corporation.
#       Step Bond-Coupon rate increases in increments to
         maturity. Rate disclosed is as of March 31, 1999.
         Maturity date disclosed is the ultimate maturity.
##      Variable or floating rate security-rate disclosed
         is as of March 31, 1999.
(2)     Face amount is less than $500
@       Value is less than $500.
ARP     Argentine Peso
Inv Fl  Inverse Floating Rate-Interest rate fluctuates with
         an inverse relationship to an associated interest
         rate. Indicated rate is the effective rate at March 31,
         1999.
IO      Interest Only
N/R     Not rated by Moody's Investors Service, Inc.,
         Standard & Poor's Corporation.
PAC     Planned Amortization Class
PIK     Payment-In Kind Security
PO      Principal Only
REMIC   Real Estate Mortgage Investment Conduit
TBA     Security is subject to delayed delivery. See Note
         A8 to Financial Statements.
YMA     Yield Maintenance Agreement

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Balanced Portfolio provides ongoing asset allocation management with Miller Anderson & Sherrerd's core equity and fixed-income management strategies. The Portfolio considers a 60% equity/40% fixed-income mix as a neutral, or starting-point investment. As expected future returns increase in one asset class versus the other, the mix between asset classes will change.

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/99*

                                    MAS BALANCED                           SALOMON    60/40
                       ---------------------------------------   S&P 500    BROAD    BLENDED
                       INSTITUTIONAL#   INVESTMENT<   ADVISER@    INDEX     INDEX     INDEX
                       ---------------------------------------------------------------------
SIX MONTHS                 16.64%          16.58%      16.58%     27.34%    (0.06)%   16.11%
ONE YEAR                   10.46           10.24       10.16      18.45      6.50     14.33
FIVE YEARS                 16.41           16.31       16.28      26.24      7.81     18.83
SINCE INCEPTION            14.14           14.07       14.04      21.62      7.33     15.93

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

# Represents an investment in the Institutional Class.

< Represents an investment in the Investment Class which commenced operations
  4/4/97. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

@ Represents an investment in the Adviser Class which commenced operations
  11/1/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

  Total returns for the Adviser Class of the Portfolio reflect expenses reimbursed by the Adviser for certain periods. Without such reimbursements, total returns would have been lower.

* The Balanced Portfolio commenced operations on 12/31/92. Total returns are compared to the S&P 500 Index and the Salomon Broad Investment Grade Index, both unmanaged market indices, as well as the 60/40 Blended Index, an unmanaged index comprised of 60% S&P 500 Index and 40% Salomon Broad Investment Grade Index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (50.2%)

------------------------------------------------------
                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
MARCH 31, 1999          & POOR'S)      (000)    (000)!
------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (21.8%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pools:
   10.00%, 9/1/17            Agy    $    383  $    418
   10.50%, 8/1/19-12/1/19    Agy         791       869
   11.00%, 5/1/20-9/1/20     Agy         580       648
   12.00%, 3/1/15            Agy         270       307
  Gold Pools:
   9.50%, 12/1/22            Agy         531       578
   10.00%, 12/1/19           Agy       1,089     1,191
  April TBA
   6.00%, 4/15/29            Agy      32,975    32,068
Federal National
  Mortgage Association,
  Conventional Pools:
   9.50%, 11/1/20            Agy       1,196     1,298
   10.00%, 1/1/10-1/1/20     Agy         596       653
   10.50%, 8/1/12-4/1/22     Agy       3,361     3,670
   11.50%, 9/1/25            Agy          36        41
   12.50%, 9/1/15            Agy         146       167
  April TBA
   6.00%, 4/25/29            Agy      38,300    37,217
Government National
  Mortgage Association:
  Adjustable Rate Mortgages:
   6.50%, 10/20/27-1/20/28   Tsy       3,643     3,693
   6.875%, 2/20/25-6/20/25   Tsy       3,853     3,920
   7.00%, 2/20/25-11/20/25   Tsy       1,944     1,976
  Various Pools:
   9.50%, 11/15/17-11/15/21  Tsy       2,389     2,601
   10.00%, 11/15/09-10/15/28 Tsy       5,566     6,098
   10.50%, 2/15/18-12/15/20  Tsy         797       879
   11.00%, 5/15/26           Tsy         659       740
------------------------------------------------------
GROUP TOTAL                                     99,032
------------------------------------------------------
ASSET BACKED CORPORATES (6.6%)
ALPS,
  Series 96-1 DX
   12.75%, 6/15/06           BB-         988       988
Arcadia Automobile
  Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03           AAA         640       645
  97-D A3
   6.20%, 5/15/03            AAA         975       980
  98-A A3
   5.90%, 11/15/02           AAA         825       826
BankBoston Home Equity
  Loan Trust,
  Series 98-2 A1
   6.28%, 11/25/10           AAA         612       613

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO (UNAUDITED)

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
(CONT'D)                & POOR'S)      (000)    (000)!
------------------------------------------------------
Block Mortgage Finance Co.,
Series 99-1 A1
   5.94%, 8/26/13            AAA    $    836  $    835
CIT Group Home Equity
  Loan Trust,
  Series 97-1 A3
   6.25%, 9/15/01            AAA          10        10
## Citibank Credit
  Card Master Trust I,
  Series 98-7 A
   4.949%, 5/15/02           AAA       1,250     1,249
COMED Transitional
  Funding Trust,
  Series 98-1 A1
   5.38%, 3/25/02            AAA         950       950
Contimortgage Home
  Equity Loan Trust,
  Series:
  99-A A1
   6.01%, 12/25/23           AAA         975       974
  99-1 A
   4.966%, 3/15/13           AAA         673       672
Daimler Benz Auto
  Grantor Trust,
  Series 97-A A
   6.05%, 3/31/05            AAA         273       274
Daimler Benz Vehicle
  Trust,
  Series 98-A A2
   5.23%, 12/20/01           AAA         925       924
Delta Funding Home
  Equity Loan Trust,
  Series 98-4 A1F
   6.16%, 2/15/16            AAA         515       516
EQCC Home Equity Loan
  Trust,
  Series:
  98-1 A1F
   6.21%, 12/15/07           AAA         276       276
  98-2 A1F
   6.235%, 4/15/08           AAA         678       679
(+) First Merchants
  Auto Receivables
  Corp., Series 97-2 A1
   6.85%, 11/15/02           AAA         272       272
(+) First Mortgage
  Acceptance Corp.,
  Loan Receivables
  Trust, Series 96-B A1
   7.629%, 11/1/18           A           349       347
First Security Auto
  Grantor Trust,
  Series:
  97-B A
   6.10%, 4/15/03            AAA         439       441
  98-A A
   5.97%, 4/15/04            AAA         603       606

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
## First USA Credit
  Card Master Trust,
  Series 97-10 A
   5.026%, 9/17/03           AAA    $    875  $    875
Ford Credit Auto Owner
  Trust,
  Series 97-B A3
   6.05%, 4/15/01            AAA         704       707
(+) Global Rated
  Eligible Asset
  Trust,
  Series 98-A A1
   7.45%, 3/15/06            N/R         250       163
Green Tree Financial Corp.,
  Series:
  + 98-1 A2
   5.85%, 4/1/11             Aaa         525       527
  98-C A1
   5.95%, 7/15/29            AAA         435       436
  + 98-E H1A1
   5.907%, 12/15/24          Aaa         766       768
  99-A A1
   5.59%, 2/15/13            AAA       1,000     1,000
  99-2 A1
   5.60%, 3/1/30             AAA       1,400     1,400
Green Tree Home Equity
  Loan Trust,
  Series 98-A A2
   6.04%, 6/15/29            AAA         950       953
Greenpoint
  Manufactured Housing,
  Series 99-1 A1
   5.78%, 12/15/09           AAA         761       760
Honda Auto Receivables
  Grantor Trust,
  Series 97-A A
   5.85%, 2/15/03            AAA         443       444
Honda Auto Receivables
  Owner Trust, Series
  99-1 A2
   5.186%, 6/16/01           AAA         950       949
(+) Long Beach
  Acceptance Auto
  Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04            AAA         250       251
Money Store (The) Home
  Equity Trust,
  Series 96-B A5
   7.18%, 12/15/14           AAA         285       285
(+) National Car
  Rental Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03           N/R         425       437
Nissan Auto
  Receivables
  Grantor Trust,
  Series 97-A A
   6.15%, 2/17/03            AAA       1,049     1,056

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
(+) Rental Car Finance
  Corp.,
  Series 97-1 A2
   6.45%, 8/25/05            AA     $    775  $    776
+ Residential Funding
  Mortgage Securities
  Co., Inc.,
  Series 98-H12 A1
   5.696%, 2/25/10           Aaa         656       655
Salomon Brothers
  Mortgage Securities VII,
  Series 98-NC7 A1
   6.063%, 12/25/28          AAA         826       825
(+) Securitized
  Multiple Asset Rated
  Trust,
  Series 97-3 A1
   7.71%, 4/15/06            N/R         296       192
(+) Team Fleet
  Financing Corp.,
  Series 96-1 A
   6.65%, 12/15/02           A-          300       302
## UCFC Home Equity
  Loan,
  Series 98-C A1
   5.706%, 12/15/12          AAA         843       842
Union Acceptance
  Corp.,
  Series 96-C A2
   6.51%, 11/8/02            AAA         745       751
WFS Financial Owner
  Trust,
  Series:
  97-CA3
   6.10%, 3/20/02            AAA         533       535
  98-A A2
   5.783%, 11/20/00          AAA         579       580
World Omni Automobile
  Lease Securitization
  Corp.,
  Series 97-B A2
   6.08%, 11/15/03           AAA         723       726
------------------------------------------------------
GROUP TOTAL                                     30,272
------------------------------------------------------
ASSET-BACKED MORTGAGES (0.1%)
Cityscape Home Equity
  Loan Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26           N/R       6,775       147
  (+) 96-3 A YMA
   10/15/26                  N/R       6,775         9
(+) Contimortgage Home
  Equity Loan Trust,
  Series:
  96-4 A11 I IO
   1.10%, 1/15/28            AAA       3,926        91
  96-4 A11 I YMA
   1/15/28                   AAA       3,926         5
  96-4 A12 I IO
   1.05%, 1/15/28            AAA         830        19

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
  96-4 A12 I YMA
   1/15/28                   AAA    $    830  $      1
  97-1 A10 IO
   1.10%, 3/15/28            AAA       4,806       114
  97-1 A10 I YMA
   3/15/28                   N/R       4,806         7
------------------------------------------------------
GROUP TOTAL                                        393
------------------------------------------------------
COLLATERAL MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (2.0%)
Federal Home Loan
  Mortgage Corporation,
  Series:
  1415-S Inv Fl IO
   22.25%, 11/15/07          Agy         235        98
  1476-S Inv Fl IO
    REMIC PAC
   4.595%, 2/15/08           Agy       2,422       236
  1485-S Inv Fl IO
    REMIC
   4.60%, 3/15/08            Agy       2,120       167
  1546-FC
   5.50%, 12/15/21           Agy         451       451
  1600-SA Inv Fl IO REMIC
   3.00%, 10/15/08           Agy       3,878       213
  ## 1710-D
   5.45%, 6/15/20            Agy         622       623
  ## 1933-FO REMIC
   5.75%, 3/15/25            Agy          71        71
  ## 2031-F
   5.389%, 10/15/26          Agy         466       466
  ## 2040-FC
   5.289%, 2/15/23           Agy         460       460
  ## 2054-FC
   6.025%, 5/15/28           Agy         663       661
Federal National
  Mortgage Association,
  Series:
  90-106 J PAC
   8.50%, 9/25/20            Agy         287       302
  92-186 S Inv Fl IO
   3.642%, 10/25/07          Agy       4,088       314
  ## 94-50 FD REMIC
   5.388%, 3/25/24           Agy         364       366
  ## 94-97 FC TBA
   5.638%, 3/25/24           Agy         171       173
  96-14 PC PO
   12/25/23                  Agy          66        52
  96-54 O PO
   11/25/23                  Agy          57        43
  96-68 SC Inv Fl IO
    REMIC
   3.163%, 1/25/24           Agy       1,250       154
  ## 97-43 FM REMIC
   5.438%, 7/18/27           Agy         623       624
  ## 97-53 PI IO
   8.00%, 8/18/27            Agy       2,403       555
  ## 97-70 FA REMIC
    PAC(11)
   5.48%, 7/18/20            Agy         308       308
  ## 97-76 FM
   5.48%, 9/17/27            Agy         336       336

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO (UNAUDITED)

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
(CONT'D)                & POOR'S)      (000)    (000)!
------------------------------------------------------
  ## 97-76 FN
   5.338%, 9/17/27           Agy    $    330  $    330
  ## 98-22 FA REMIC
   5.336%, 4/18/22           Agy         902       901
  191 IO
   8.00%, 1/1/28             Agy         873       179
  270 2 IO
   8.50%, 9/1/23             Agy       2,233       487
  281 IO
   9.00%, 11/1/26            Agy         905       196
  291 2 IO
   8.00%, 11/1/27            Agy       1,760       352
------------------------------------------------------
GROUP TOTAL                                      9,118
------------------------------------------------------
COLLATERAL MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL
  SERIES (0.2%)
American Housing
  Trust, Series V 1G
   9.125%, 4/25/21           AAA         201       214
Rural Housing Trust,
  Series 87-1 B1 REMIC
   3.33%, 10/1/28            A-          191       188
## Ryland Mortgage
  Securities Corp.
  III, Series 92-A 1A
   8.255%, 3/29/30           A-          359       363
------------------------------------------------------
GROUP TOTAL                                        765
------------------------------------------------------
COMMERCIAL MORTGAGES (1.7%)
American Southwest
  Financial Securities Corp.,
  Series:
  93-2 A1
   7.30%, 1/18/09            N/R         995     1,021
  + 95-C1 A1B
   7.40%, 11/17/04           Aaa         650       662
Asset Securitization
  Corp.,
  Series:
  95-MD4 A1
   7.10%, 8/13/29            AAA       1,278     1,312
  96-MD6 A1C
   7.04%, 11/13/26           AAA         575       589
  +## 97-D5 PS1 IO
   1.574%, 2/14/41           Aaa       3,294       307
(+) Carousel Center Finance,
  Inc.,
  Series 1 A1
   6.828%, 11/15/07          AA          525       527
(+) Creekwood Capital Corp.,
  Series 95-1A
   8.47%, 3/16/15            AA          543       600
(+) DLJ Mortgage Acceptance
  Corp.,
  Series 96-CF2 A1B
   7.29%, 11/12/21           AAA         165       171

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
+## GMAC Commercial
  Mortgage Securities,
  Inc.,
  Series:
  96-C1 X2 IO
   1.874%, 3/15/21           Aaa    $  2,181  $    145
  97-C2 X IO
   1.273%, 4/15/29           Aaa       6,024       386
+## GS Mortgage
  Securities Corp. II,
  Series 97-GL X2 IO
   1.038%, 7/13/30           Aaa       1,673        74
## Merrill Lynch
  Mortgage Investors,
  Inc.,
  Series 96-C2 IO
   1.547%, 11/21/28          AAA       2,669       191
## Nomura Asset
  Securities Corp.,
  Series 94-MD1 A3
   8.026%, 3/15/18           N/R         525       543
(+) Prime Property
  Funding,
  Series 1A
   6.633%, 7/23/03           AA          483       483
(+) Stratford Finance
  Corp.
   6.776%, 2/1/04            AA          800       799
------------------------------------------------------
GROUP TOTAL                                      7,810
------------------------------------------------------
ENERGY (0.1%)
(+) Excel Paralubes
  Funding
   7.43%, 11/1/15            A-          340       353
Mobile Energy Services
   8.665%, 1/1/17            CCC         470       160
------------------------------------------------------
GROUP TOTAL                                        513
------------------------------------------------------
FINANCE (3.6%)
(+) Anthem Insurance Cos., Inc.,
  Series A
   9.00%, 4/1/27             BBB+        390       406
(+) BankAmerica Corp.
   5.875%, 2/15/09           A+          220       213
BankAmerica
  Institutional,
  Series A
   8.07%, 12/31/26           A-          925       973
(+) BT Institutional Capital
  Trust,
  Series A
   8.09%, 12/1/26            BBB         965       994
Chase Manhattan Corp.
   6.00%, 2/15/09            A           395       385
EOP Operating LP
   6.763%, 6/15/07           BBB         395       393
   6.80%, 1/15/09            BBB         150       149
   7.25%, 6/15/28            BBB         200       194
Equifax, Inc.
   6.90%, 7/1/28             A-          400       399
Equitable Companies, Inc.
   6.50%, 4/1/08             A           420       425

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
(+) Equitable Life
  Assurance Society of
  the U.S., Series 1A
   6.95%, 12/1/05            A      $    700  $    725
(+) Farmers Exchange
  Capital
   7.05%, 7/15/28            A           325       311
(+) Farmers Insurance
  Exchange
   8.625%, 5/1/24            A           725       821
(+) First Chicago NBD Corp.,
  Series A
   7.95%, 12/1/26            A-          740       772
First Union Institutional
  Capital,
  Series I
   8.04%, 12/1/26            BBB+        625       657
(+) Florida Property &
  Casualty
   7.375%, 7/1/03            A-          200       207
(+) Florida Windstorm
   6.70%, 8/25/04            A-          550       556
Golden State Holdings
  Escrow Corp.
   7.125%, 8/1/05            BB+         695       695
(+) Goldman Sachs Group LP
   6.50%, 2/25/09            A+          425       421
Lehman Brothers
  Holdings
   8.80%, 3/1/15             A           245       274
   8.50%, 8/1/15             A           125       135
(+) Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23            A+          600       602
   7.80%, 11/1/25            A+          250       275
(+) Nationwide Mutual
  Life Insurance Co.
   7.50%, 2/15/24            A+          775       765
(+) New York Life Insurance Co.
   7.50%, 12/15/23           AA-         300       301
(+) PNC Institutional Capital,
  Series A
   7.95%, 12/15/26           BBB+        725       752
(+) Prime Property
  Funding II
   6.80%, 8/15/02            A           210       210
   7.00%, 8/15/04            A           540       540
(+) Prudential
  Insurance Co.
   8.30%, 7/1/25             A-          855       991
Washington Mutual
  Capital
   8.206%, 2/1/27            BBB-         65        68
   8.375%, 6/1/27            BBB-        375       401

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
(+) World Financial
  Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13             AA-    $    821  $    833
  96 WFP-D
   6.95%, 9/1/13             AA-         525       534
------------------------------------------------------
GROUP TOTAL                                     16,377
------------------------------------------------------
INDUSTRIALS (3.9%)
American Standard Cos.
   7.375%, 4/15/05           BB-         430       421
Browning-Ferris
  Industries, Inc.
   7.40%, 9/15/35            A-          520       447
Columbia/HCA
  Healthcare
   7.05%, 12/1/27            BB+         125        98
   7.19%, 11/15/15           BB+         250       207
   7.50%, 12/15/23           BB+         305       253
   7.58%, 9/15/25            BB+         320       268
   9.00%, 12/15/14           BB+         225       230
Continental Cablevision
   8.30%, 5/15/06            BBB         475       525
Cox Communications, Inc.
   6.80%, 8/1/28             A-           90        89
CSC Holdings, Inc.
   7.875%, 12/15/07          BB+         670       706
DR Structured Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10            BB+         127       121
  94-K2 A2
   9.35%, 8/15/19            BB+         550       573
Enron Corp.
   6.95%, 7/15/28            BBB+        900       873
(+) Federated Department
    Stores, Inc.
   6.90%, 4/1/29             BBB+        525       513
(+) Florida Windstorm
   7.125%, 2/25/19           AAA         525       527
Ford Motor Co.
   6.625%, 10/1/28           A           555       537
Fred Meyer, Inc.
   7.375%, 3/1/05            BB+         765       793
   7.45%, 3/1/08             BB+         110       116
General Motors Corp.
   6.75%, 5/1/28             A           580       571
Harrahs Operating Co., Inc.
   7.50%, 1/15/09            BBB-        235       238
Host Marriott Travel Plaza
   9.50%, 5/15/05            BB-         650       681
Kmart Funding Corp.,
  Series F
   8.80%, 7/1/10             BB+         350       365

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO (UNAUDITED)

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
(CONT'D)                & POOR'S)      (000)    (000)!
------------------------------------------------------
Lenfest
  Communications, Inc.
   7.625%, 2/15/08           BB+    $    425  $    438
   8.375%, 11/1/05           BB+         415       445
(+) Lowe's Companies, Inc.
   6.50%, 3/15/29            A           545       519
(+) Monsanto Co.
   6.60%, 12/1/28            A           810       773
News America, Inc.
   7.28%, 6/30/28            BBB-        885       887
(+) Oxymar
   7.50%, 2/15/16            BBB         470       415
# Rhone-Poulenc Rorer, Inc.,
  Series 92-A 3
   8.62%, 1/5/21             BBB-        400       429
Saks, Inc.
   7.375%, 2/15/19           BB+         580       564
(+) Scotia Pacific Co. LLC
   7.71%, 7/20/28            BBB       1,205       965
(+) Tenet Healthcare
  Corp.
   7.625%, 6/1/08            BB+         595       572
Tennessee Gas Pipeline
   7.00%, 10/15/28           BBB         525       520
Time Warner Cos., Inc.
   6.625%, 5/15/29           BBB         650       623
   7.57%, 2/1/24             BBB         505       540
Union Pacific Co.
   6.625%, 2/1/29            BBB-        405       381
USA Waste Services
   7.00%, 7/15/28            BBB+        530       528
------------------------------------------------------
GROUP TOTAL                                     17,751
------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.0%)
## Resolution Trust
  Corp., Series 92-5 C3
   8.611%, 1/25/26           AA          188       187
Ryland Acceptance
  Corp. IV, Series 79-A
   6.65%, 7/1/11             AA           65        59
------------------------------------------------------
GROUP TOTAL                                        246
------------------------------------------------------
TELEPHONES (0.7%)
AT&T Corp.
   6.50%, 3/15/29            AA-         625       612
Comcast Cable
  Communications
   8.375%, 5/1/07            BBB-        170       191
Intermedia
  Communications, Inc.
   # 0.00%, 5/15/06          B           130       112
  Series B
   8.50%, 1/15/08            B           105       105
   8.60%, 6/1/08             B           500       500
MCI WorldCom, Inc.
   6.95%, 8/15/28            BBB+      1,025     1,043

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
(+) Qwest
  Communications
  International, Inc.
   7.50%, 11/1/08            BB+    $    235  $    245
  Series B
  #0.00%, 2/1/08             BB+         720       554
------------------------------------------------------
GROUP TOTAL                                      3,362
------------------------------------------------------
TRANSPORTATION (0.6%)
Continental Airlines,
  Series:
  98-1 A
   6.648%, 9/15/17           AA+         846       853
  99-1 A
   6.545%, 8/2/20            AA+         195       193
(+) Jet Equipment
  Trust, Series 95-5A C
   10.69%, 11/1/13           BBB-        675       828
Union Pacific Corp.
   6.625%, 2/1/08            BBB-        345       348
   7.125%, 3/1/28            BBB-        335       336
------------------------------------------------------
GROUP TOTAL                                      2,558
------------------------------------------------------
U.S. TREASURY SECURITIES (5.4%)
U.S. Treasury Notes
   3.375%, 1/15/07
   (Inflation Indexed)       Tsy       7,721     7,427
   3.625%, 7/15/02
   (Inflation Indexed)       Tsy       3,647     3,621
   3.625%, 1/15/08
   (Inflation Indexed)       Tsy       4,095     3,996
   4.50%, 1/31/01            Tsy       3,500     3,469
   4.75%, 11/15/08           Tsy       3,800     3,661
   6.625%, 5/15/07           Tsy       2,200     2,372
------------------------------------------------------
GROUP TOTAL                                     24,546
------------------------------------------------------
UTILITIES (0.3%)
CMS Energy Corp.
   7.50%, 1/15/09            BB          485       494
(+) Edison Mission
  Energy Funding Corp.,
  Series B
   7.33%, 9/15/08            BBB         375       382
Niagara Mohawk Power,
  Series G
   7.75%, 10/1/08            BB+         332       356
------------------------------------------------------
GROUP TOTAL                                      1,232
------------------------------------------------------
YANKEE (3.2%)
(+) Alcoa Aluminio S.A.,
  Series 96-1
   7.50%, 12/16/08           BBB         688       631
(+) AST Research, Inc.
   7.45%, 10/1/02            BB-         865       814
Cable & Wireless
  Communications plc
   6.75%, 12/1/08            A-          545       547

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)!
------------------------------------------------------
Empresa Nacional
  Electricidad
   7.325%, 2/1/37            A-     $    120  $    112
   7.75%, 7/15/08            A-          800       775
Glencore Nickel
  Property Ltd.
   9.00%, 12/1/14            BB+         655       561
Grupo Minero Mexicano
  S.A. de CV,
  Series A
   8.25%, 4/1/08             BB          585       488
(+) Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17             A         1,170     1,040
(+) Hyundai Semiconductor
  America
   8.625%, 5/15/07           B           400       321
(+) Israel Electric
  Corp., Ltd.
   7.25%, 12/15/06           A-          135       134
   7.75%, 12/15/27           A-          575       548
Korea Development Bank
   7.375%, 9/17/04           BBB-      1,005       982
Multicanal S.A.
   10.50%, 4/15/18           BB+         330       275
National Power Corp.
   7.875%, 12/15/06          BB+         450       413
   8.40%, 12/15/16           BB+         350       298
(+) Oil Purchase Co.
   7.10%, 4/30/02            BBB         567       542
(+) Paiton Energy
  Funding
   9.34%, 2/15/14            CCC         545        93
(+) Petroliam Nasional
  Bhd.
   7.125%, 10/18/06          BBB-        575       532
(+) Petrozuata
  Finance, Inc.
   8.22%, 4/1/17             BB+         840       613
(+) Ras Laffan Liquefied
    Natural Gas Co.
   8.294%, 3/15/14           BBB+      1,180     1,110
Republic of Argentina Par
  #7.33%, 3/31/23            BB          685       474
  Series L 'Euro'
   6.00%, 3/31/23            BB          765       529
Republic of Colombia
   8.70%, 2/15/16            BBB-        805       653
   10.875%, 3/9/04           BBB-        165       171
Rogers Cablesystems
  Ltd.,
  Series B
   10.00%, 3/15/05           BB+         400       451
United Mexican States
  Par Bond,
  Series:
  A
   6.25%, 12/31/19           BB          985       774
  B
   6.25%, 12/31/19           BB          660       519
------------------------------------------------------
GROUP TOTAL                                     14,400
------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
  (Cost $229,711)                              228,375
------------------------------------------------------
                                               VALUE
                                     SHARES    (000)!
------------------------------------------------------
COMMON STOCKS (57.4%)
------------------------------------------------------
BASIC RESOURCES (2.1%)
Air Products & Chemicals, Inc.        65,400  $  2,240
Engelhard Corp.                       77,900     1,320
Morton International, Inc.            34,400     1,264
Rohm & Haas Co.                       68,200     2,289
Solutia, Inc.                         52,600       914
* W.R. Grace & Co.                   117,200     1,421
------------------------------------------------------
GROUP TOTAL                                      9,448
------------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (1.9%)
Anheuser-Busch Cos., Inc.             37,200     2,834
Coca-Cola Co.                         36,800     2,258
Gillette Co.                          27,200     1,617
PepsiCo, Inc.                         46,000     1,803
------------------------------------------------------
GROUP TOTAL                                      8,512
------------------------------------------------------
CONSUMER DURABLES (2.9%)
Dana Corp.                            33,000     1,254
Ford Motor Co.                        60,000     3,405
General Motors Corp.                  52,752     4,583
Owens Corning                        127,000     4,040
------------------------------------------------------
GROUP TOTAL                                     13,282
------------------------------------------------------
CONSUMER SERVICES (3.2%)
AT&T Corp.-Liberty Media Group,
  Class A                             56,319     2,964
* Clear Channel Communications,
  Inc.                                39,200     2,629
* Fox Entertainment Group, Inc.,
  Class A                             70,900     1,923
Infinity Broadcasting Corp.,
  Class A                             75,000     1,931
News Corp., Ltd. ADR                  82,400     2,266
Time Warner, Inc.                     37,500     2,665
------------------------------------------------------
GROUP TOTAL                                     14,378
------------------------------------------------------
ENERGY (4.2%)
Atlantic Richfield Co.                21,500     1,569
Chevron Corp.                         11,800     1,044
Coastal Corp.                        109,300     3,607
Elf Aquitaine S.A., ADR               15,600     1,050
Halliburton Co.                       18,800       724
Royal Dutch Petroleum Co., NY
  Shares                             105,500     5,486
Texaco, Inc.                          25,900     1,470
Tosco Corp.                           51,800     1,285
Total ADR                             50,300     3,068
------------------------------------------------------
GROUP TOTAL                                     19,303
------------------------------------------------------
FINANCIAL SERVICES (10.2%)
Ace Ltd.                              93,200     2,907
Allstate Corp.                        95,454     3,538
Ambac Financial Group, Inc.           45,100     2,435
Aon Corp.                             11,500       727

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO (UNAUDITED)

                                               VALUE
(CONT'D)                             SHARES    (000)!
------------------------------------------------------
Bank One Corp.                        71,650  $  3,945
BankAmerica Corp.                     60,602     4,280
BankBoston Corp.                      41,900     1,815
Citigroup, Inc.                       46,850     2,993
Conseco, Inc.                         44,297     1,368
Everest Reinsurance Holdings,
  Inc.                                42,700     1,332
Household International, Inc.         76,700     3,499
MBIA, Inc.                            59,500     3,451
Travelers Property Casualty
  Corp., Class A                     124,900     4,465
UNUM Corp.                            76,100     3,619
Wells Fargo Co.                       75,000     2,630
XL Capital Ltd., Class A              58,800     3,572
------------------------------------------------------
GROUP TOTAL                                     46,576
------------------------------------------------------
FOOD, TOBACCO & OTHER (0.9%)
General Mills, Inc.                   25,600     1,934
RJR Nabisco Holdings Corp.            94,120     2,353
------------------------------------------------------
GROUP TOTAL                                      4,287
------------------------------------------------------
HEALTH CARE (5.2%)
Abbott Laboratories                   41,700     1,952
Aetna, Inc.                           49,400     4,100
Baxter International, Inc.            38,400     2,535
Bristol-Myers Squibb Co.              44,600     2,868
Eli Lilly & Co.                       22,800     1,935
* Health Management Associates,
  Inc., Class A                       77,050       939
* Lincare Holdings, Inc.              55,800     1,569
Merck & Co., Inc.                     51,900     4,162
Mylan Labs, Inc.                      44,500     1,221
Pfizer, Inc.                          17,800     2,470
------------------------------------------------------
GROUP TOTAL                                     23,751
------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (4.4%)
Aeroquip-Vickers, Inc.                31,000     1,777
* Allied Waste Industries, Inc.       81,800     1,181
* AMR Corp.                           14,700       861
Burlington Northern Santa Fe,
  Inc.                                31,700     1,042
Case Corp.                            63,100     1,601
Cummins Engine Co., Inc.              53,900     1,917
* FMC Corp.                            9,200       454
* Loral Space & Communications
  Ltd.                                83,000     1,198
Parker-Hannifin Corp.                 69,800     2,391
Ryder Systems, Inc.                   24,400       674
Tenneco, Inc.                          6,500       182
* United Rentals, Inc.                42,900     1,223
Waste Management, Inc.                78,627     3,489
York International Corp.              61,100     2,157
------------------------------------------------------
GROUP TOTAL                                     20,147
------------------------------------------------------

                                               VALUE
                                     SHARES    (000)!
------------------------------------------------------
RETAIL (3.2%)
Circuit City Stores, Inc.             26,700  $  2,046
* Consolidated Stores Corp.           13,800       418
CVS Corp.                             55,500     2,636
Dayton-Hudson Corp.                   28,000     1,866
Tandy Corp.                           52,500     3,350
Wal-Mart Stores, Inc.                 46,300     4,268
------------------------------------------------------
GROUP TOTAL                                     14,584
------------------------------------------------------
TECHNOLOGY (11.8%)
America Online, Inc.                  32,200     4,701
* At Home Corp., Series A             14,600     2,300
* Cisco Systems, Inc.                 50,225     5,503
Compaq Computer Corp.                 31,000       982
* Dell Computer Corp.                 25,300     1,034
* Excite, Inc.                         6,200       868
* General Instrument Corp.            49,000     1,485
Hewlett Packard Co.                   17,400     1,180
* Inktomi Corp.                          300        26
Intel Corp.                           31,600     3,764
International Business Machines
  Corp.                               16,900     2,996
* Microsoft Corp.                    170,200    15,254
Motorola, Inc.                        47,600     3,487
Northern Telecom Ltd.                 35,000     2,174
* Qualcomm, Inc.                      27,200     3,383
* Tellabs, Inc.                       27,900     2,727
* Unisys Corp.                        56,800     1,573
------------------------------------------------------
GROUP TOTAL                                     53,437
------------------------------------------------------
UTILITIES (7.4%)
* Airtouch Communications, Inc.       31,900     3,082
Ameritech Corp.                       41,700     2,413
* AT&T Corp.                          63,692     5,083
Carolina Power & Light Co.            32,200     1,218
Columbia Energy Group                 27,600     1,442
Energy East Corp.                     23,800     1,251
* MCI WorldCom, Inc.                 125,593    11,123
PECO Energy Co.                       33,000     1,526
SBC Communications, Inc.              48,000     2,262
Southern Co.                          14,500       338
Sprint Corp.                          32,850     3,224
* Sprint Corp. (PCS Group)            16,325       724
------------------------------------------------------
GROUP TOTAL                                     33,686
------------------------------------------------------
TOTAL COMMON STOCKS (Cost $207,805)            261,391
------------------------------------------------------
PREFERRED STOCK (0.6%)
------------------------------------------------------
                          RATINGS
                        (STANDARD
                        & POOR'S)
                        ---------
MORTGAGE-OTHER (0.6%)
(+)+ Home Ownership Funding Corp.
  13.331% (Cost $2,607)       Aaa      3,025     2,732
------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          RATINGS     FACE
                        (STANDARD    AMOUNT    VALUE
                        & POOR'S)    (000)     (000)!
------------------------------------------------------
INTEREST RATE CAP (0.0%)-SEE NOTE A6
------------------------------------------------------
  @ J.P. Morgan and Co.,
  terminating 10/15/99, to
  receive on 10/15/99 the excess,
  as measured on 10/15/98, of 12
  month LIBOR over 6.34%
  multiplied by the notional
  amount
  (Premium Paid $150)         AA-   $ 35,500  $     --
------------------------------------------------------
STRUCTURED INVESTMENTS (0.4%)-SEE NOTE A7
------------------------------------------------------
(b) Merrill Lynch & Co., Inc.
  Single Stock Linked Note,
  3.00% plus dividends on
  Case Corp. stock,
  8/13/99                    N/R          70     1,776
Morgan Guaranty Trust
  Company, 11/20/05;
  monthly payments equal to
  1% per annum of the
  outstanding notional
  balance indexed to
  GNMA ARM pools             N/R       7,804        87
------------------------------------------------------
TOTAL STRUCTURED INVESTMENTS (Cost $2,688)       1,863
------------------------------------------------------
CASH EQUIVALENTS (11.6%)
------------------------------------------------------
Short-term Investments Held as
  Collateral for Loaned
  Securities (5.5%)                   25,095    25,095
------------------------------------------------------
DISCOUNT NOTES (3.9%)
Federal Home Loan Bank
   4.70%, 4/16/99            Agy       9,000     8,982
Federal Home Loan Mortgage
  Corporation,
   4.80%, 4/29/99            Agy       9,000     8,967
------------------------------------------------------
GROUP TOTAL                                     17,949
------------------------------------------------------
REPURCHASE AGREEMENT (2.2%)
Chase Securities, Inc. 4.80%,
  dated 3/31/99, due 4/1/99, to
  be repurchased at $9,829,
  collateralized by various U.S.
  Government Obligations, due
  4/1/99-2/28/01, valued at
  $9,916.                              9,828     9,828
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $52,872)           52,872
------------------------------------------------------
TOTAL INVESTMENTS (120.2%) (Cost $495,833)     547,233
------------------------------------------------------
                                               VALUE
                                               (000)!
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-20.2%)
Dividends Receivable                          $    281
Interest Receivable                              2,144
Receivable for Investments Sold                  5,360
Receivable for Forward Commitments               5,484
Receivable for Fund Shares Sold                    326
Unrealized Gain on Swap Agreements                  51
Other Assets                                        20
Payable to Custodian                              (181)
Payable for Investments Purchased               (4,768)
Payable for Forward Commitments                (74,709)
Payable for Fund Shares Redeemed                  (350)
Payable for Investment Advisory Fees              (502)
Payable for Administrative Fees                    (31)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                      (20)
Payable for Distribution Fees-Adviser Class         (6)
Payable for Daily Variation Margin on
  Futures Contracts                                (71)
Collateral on Securities Loaned, at Value      (25,095)
Other Liabilities                                  (94)
                                              --------
                                               (92,161)
------------------------------------------------------
NET ASSETS (100%)                             $455,072
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 30,431,827 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                $426,060
------------------------------------------------------
NET ASSET VALUE PER SHARE                     $  14.00
------------------------------------------------------
INVESTMENT CLASS
------------------------------------------------------
NET ASSETS
Applicable to 37,066 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                $    519**
------------------------------------------------------
NET ASSET VALUE PER SHARE                     $  13.99
------------------------------------------------------
ADVISER CLASS
------------------------------------------------------
NET ASSETS
Applicable to 2,038,660 outstanding shares
of beneficial interest (unlimited
authorization, no par value)                  $ 28,493
------------------------------------------------------
NET ASSET VALUE PER SHARE                     $  13.98
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO (UNAUDITED)

                                               VALUE
(CONT'D)                                       (000)!
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                               $385,139
Undistributed Net Investment Income (Loss)       4,244
Undistributed Realized Net Gain (Loss)          14,402
Unrealized Appreciation (Depreciation) on:
  Investment Securities                         51,400
  Futures and Swaps                               (113)
------------------------------------------------------
NET ASSETS                                    $455,072
------------------------------------------------------

!       See Note A1 to Financial Statements.
*       Non-income producing security
**      Represents $518,519 of net assets.
+       Moody's Investors Service, Inc. rating. Security is
         not rated by Standard & Poor's Corporation.
(+)     144A Security. Certain conditions for public sale
         may exist.
#       Step Bond-Coupon rate increases in increments to
         maturity. Rate disclosed is as of March 31,1999.
         Maturity date disclosed is the ultimate maturity.
##      Variable or floating rate security-rate disclosed
         is as of March 31, 1999.
@       Value is less than $500.
ADR     American Depositary Receipt
(b)     Security is linked to the performance of the common
         stock of Case Corp.
Inv Fl  Inverse Floating Rate-Interest rate fluctuates with
         an inverse relationship to an associated interest
         rate. Indicated rate is the effective rate at
         March 31, 1999.
IO      Interest Only
LIBOR   London Interbank Offer Rate
N/R     Not rated by Moody's Investors Service, Inc. or
         Standard & Poor's Corporation.
PAC     Planned Amortization Class
PO      Principal Only
REMIC   Real Estate Mortgage Investment Conduit
TBA     Security is subject to delayed delivery. See Note
         A8 to Financial Statements.
YMA     Yield Maintenance Agreement

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Multi-Asset-Class Portfolio provides global asset allocation management with a level of international diversification that is appropriate for U.S.-oriented investors. Miller Anderson & Sherrerd manages investments in five asset classes, and considers a benchmark consisting of 50% U.S. equities, 14% foreign equities, 24% U.S. fixed-income, 6% foreign fixed-income and 6% high yield to be a neutral, or starting-point investment. Allocations are based on a value-driven approach which favors those equity markets offering the highest risk-adjusted expected returns and those bond markets offering the highest real interest rates and steepest yield curves.

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/99*

                                                                                    MSCI
                                                                                   EAFE-     50/24/
                          MAS MULTI-ASSET CLASS                 SALOMON   MSCI      GDP      14/6/6
                       ----------------------------   S&P 500    BROAD    EAFE    WEIGHTED   BLENDED
                       INSTITUTIONAL#   INVESTMENT<    INDEX     INDEX    INDEX    INDEX      INDEX
                       -----------------------------------------------------------------------------
SIX MONTHS                 16.46%          16.37%      27.34%    (0.06)%  22.34%   24.10%     17.01%
ONE YEAR                    7.21            7.05       18.45      6.50     6.06    10.24      13.53
SINCE INCEPTION            15.59           15.47       27.33      8.17     8.01    10.48      18.10

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments. High-yield fixed-income securities, otherwise known as "junk bonds," represent a much greater risk of default and tend to be more volatile than higher-rated bonds.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

# Represents an investment in the Institutional Class.

< Represents an investment in the Investment Class which commenced operations
  6/10/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

  Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Multi-Asset-Class Portfolio commenced operations on 7/29/94. Total returns are compared to the S&P 500 Index, the Salomon Broad Investment Grade Index, the Morgan Stanley Capital International EAFE Index, and the Morgan Stanley Capital International EAFE-GDP Weighted Index (for comparison only), all unmanaged market indices, as well as the 50/24/14/6/6 Blended Index, an unmanaged index comprised of 50% S&P 500 Index, 24% Salomon Broad Investment Grade Index, 14% MSCI EAFE Index, 6% Salomon High Yield Index and 6% Salomon World Government Bond Ex-U.S. Index. Prior to 1/1/99, the above blend reflected 14% MSCI EAFE-GDP Weighted Index instead of 14% MSCI EAFE Index. The benchmark was changed because the MSCI EAFE Index has become more representative of the portfolio's investment opportunities than the MSCI EAFE-GDP Weighted Index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
U.S. EQUITY (43.3%)

------------------------------------------------------
                                                VALUE
           MARCH 31, 1999              SHARES  (000)!
------------------------------------------------------
U.S. COMMON STOCKS (43.3%)
------------------------------------------------------
BANKS (2.8%)
Bank One Corp.                         22,800  $ 1,255
BankAmerica Corp.                      18,300    1,292
BankBoston Corp.                       13,100      567
Citigroup, Inc.                        14,650      936
Wells Fargo Co.                        23,400      821
------------------------------------------------------
GROUP TOTAL                                      4,871
------------------------------------------------------
BASIC RESOURCES (1.6%)
Air Products & Chemicals, Inc.         19,800      678
Engelhard Corp.                        24,300      412
Morton International Inc.              10,300      378
Rohm & Haas Co.                        18,500      621
Solutia, Inc.                          16,400      285
* W.R. Grace & Co.                     35,700      433
------------------------------------------------------
GROUP TOTAL                                      2,807
------------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (1.5%)
Anheuser-Busch Cos., Inc.              11,400      869
Coca-Cola Co.                          11,300      694
Gillette Co.                            8,700      517
PepsiCo, Inc.                          14,200      556
------------------------------------------------------
GROUP TOTAL                                      2,636
------------------------------------------------------
CONSUMER DURABLES (2.4%)
Dana Corp.                             14,500      551
Ford Motor Co.                         18,400    1,044
General Motors Corp.                   16,088    1,398
Owens Corning                          39,700    1,263
------------------------------------------------------
GROUP TOTAL                                      4,256
------------------------------------------------------
CONSUMER SERVICES (2.1%)
* AT&T Corp.-Liberty Media Group,
  Class A                              16,035      844
* Clear Channel Communications, Inc.   12,000      805
* Fox Entertainment Group, Inc.,
  Class A                              21,900      594
* Infinity Broadcasting Corp., Class
  A                                    22,900      590
Time Warner, Inc.                      11,600      824
------------------------------------------------------
GROUP TOTAL                                      3,657
------------------------------------------------------
CREDIT & FINANCE/
  INVESTMENT COMPANIES (1.0%)
Ambac Financial Group, Inc.            13,800      745
Household International, Inc.          23,900    1,091
------------------------------------------------------
GROUP TOTAL                                      1,836
------------------------------------------------------
ENERGY (1.8%)
Atlantic Richfield Co.                  6,700      489
Chevron Corp.                           3,700      327
Coastal Corp.                          29,300      967
Elf Aquitaine S.A., ADR                 4,800      323
Halliburton Co.                         5,900      227

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO (UNAUDITED)

                                                VALUE
(CONT'D)                               SHARES  (000)!
------------------------------------------------------
Texaco, Inc.                            8,000  $   454
Tosco Corp.                            16,100      400
------------------------------------------------------
GROUP TOTAL                                      3,187
------------------------------------------------------
FOOD, TOBACCO & OTHER (0.7%)
General Mills, Inc.                     7,800      589
RJR Nabisco Holdings Corp.             28,840      721
------------------------------------------------------
GROUP TOTAL                                      1,310
------------------------------------------------------
HEALTH CARE (4.1%)
Abbott Laboratories                    12,600      590
Aetna, Inc.                            15,000    1,245
Baxter International, Inc.             12,000      792
Bristol-Myers Squibb Co.               13,900      894
Eli Lilly and Co.                       7,100      603
* Health Management Associates, Inc.,
  Class A                              23,075      281
* Lincare Holdings, Inc.               16,600      467
Merck & Co., Inc.                      15,600    1,251
Mylan Laboratories, Inc.               13,900      381
Pfizer Inc.                             5,600      777
------------------------------------------------------
GROUP TOTAL                                      7,281
------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (3.9%)
Aeroquip-Vickers, Inc.                  9,700      556
* Allied Waste Industries, Inc.        25,100      362
* AMR Corp.                             4,200      246
Burlington Northern Santa Fe, Inc.     10,100      332
Case Corp.                             38,500      977
Cummins Engine Co., Inc.               20,200      718
* FMC Corp.                             2,800      138
* Loral Space & Communications Ltd.    27,100      391
Parker-Hannifin Corp.                  21,400      733
Ryder System, Inc.                      7,600      210
Tenneco, Inc.                           2,000       56
* United Rentals, Inc.                 13,400      382
Waste Management, Inc.                 24,085    1,069
York International Corp.               18,900      668
------------------------------------------------------
GROUP TOTAL                                      6,838
------------------------------------------------------
INSURANCE (3.4%)
Allstate Corp.                         28,700    1,064
Aon Corp.                               3,600      228
Conseco, Inc.                          16,290      503
Everest Reinsurance Holdings, Inc.     13,500      421
MBIA, Inc.                             18,500    1,073
Travelers Property Casualty Corp.,
  Class A                              42,000    1,501
UNUM Corp.                             23,200    1,103
------------------------------------------------------
GROUP TOTAL                                      5,893
------------------------------------------------------
RETAIL (2.6%)
Circuit City Group                      8,300      636
* Consolidated Stores Corp.             4,300      130

                                                VALUE
                                       SHARES  (000)!
------------------------------------------------------
CVS Corp.                              17,200  $   817
Dayton Hudson Corp.                     8,800      586
Tandy Corp.                            16,300    1,040
Wal-Mart Stores, Inc.                  13,900    1,282
------------------------------------------------------
GROUP TOTAL                                      4,491
------------------------------------------------------
TECHNOLOGY (9.4%)
America Online, Inc.                   10,100    1,475
* At Home Corp., Series A               4,600      725
* Cisco Systems, Inc.                  15,025    1,646
Compaq Computer Corp.                   9,600      304
* Dell Computer Corp.                   8,000      327
* Excite, Inc.                          1,900      266
* General Instrument Corp.             15,300      464
Hewlett-Packard Co.                     5,300      359
Intel Corp.                             9,800    1,167
International Business Machines Corp.   5,300      939
* Microsoft Corp.                      52,000    4,661
Motorola, Inc.                         14,600    1,070
Northern Telecom Ltd.                  10,700      665
* QUALCOMM, Inc.                        8,500    1,057
* Tellabs, Inc.                         8,800      860
* Unisys Corp.                         17,700      490
------------------------------------------------------
GROUP TOTAL                                     16,475
------------------------------------------------------
UTILITIES (6.0%)
* Airtouch Communications, Inc.         9,600      928
Ameritech Corp.                        12,800      741
AT&T Corp.                             19,501    1,556
Carolina Power & Light Co.             10,000      378
Columbia Energy Group                   5,650      295
Energy East Corp.                       7,400      389
* MCI WorldCom, Inc.                   40,715    3,606
PECO Energy Co.                        10,300      476
SBC Communications, Inc.               14,700      693
Southern Co.                            4,500      105
Sprint Corp.                           11,300    1,109
* Sprint Corp. (PCS Group)              5,700      252
------------------------------------------------------
GROUP TOTAL                                     10,528
------------------------------------------------------
TOTAL U.S. COMMON STOCK (Cost $61,262)          76,066
------------------------------------------------------
U.S. FIXED INCOME (36.4%)
------------------------------------------------------

                            RATINGS    FACE
                          (STANDARD   AMOUNT
                          & POOR'S)    (000)
                          ---------   -------
AGENCY FIXED RATE MORTGAGES (17.1%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pools:
   10.00%, 6/1/19              Agy    $    32       35
   10.50%, 4/1/19              Agy        176      194
   11.00%, 9/1/16              Agy         67       75
   11.50%, 7/1/15-8/1/15       Agy        110      123

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            RATINGS    FACE
                          (STANDARD   AMOUNT    VALUE
                          & POOR'S)    (000)   (000)!
------------------------------------------------------
  Gold Pools:
   9.50%, 12/1/16              Agy    $   119  $   130
   10.00%, 1/1/21              Agy        249      272
   11.50%, 1/1/16              Agy        101      113
  April TBA
   6.00%, 4/15/29              Agy     14,500   14,101
Federal National
  Mortgage Association,
  Conventional Pools:
   10.00%, 5/1/22              Agy        551      603
   10.50%, 12/1/09-6/1/19      Agy        176      193
   11.00%, 11/1/20             Agy         86       97
   12.50%, 3/1/15              Agy         23       26
  April TBA
   6.00%, 4/25/29              Agy      6,900    6,705
Government National Mortgage
  Association: Adjustable Rate
  Mortgages:
   6.50%, 10/20/27-12/20/27    Tsy        967      981
   6.875%, 4/20/25-6/20/25     Tsy        731      744
   7.00%, 3/20/25-11/20/25     Tsy      1,157    1,177
  Various Pools:
   6.00%, 2/20/27              Tsy        123      124
   9.50%, 11/15/17-12/15/21    Tsy      1,719    1,870
   10.00%, 6/15/03-8/15/20     Tsy        385      423
   10.50%, 1/15/16-5/15/26     Tsy      1,130    1,249
   11.00%, 12/15/09-8/15/19    Tsy        531      596
   11.50%, 8/15/11-12/15/17    Tsy        141      160
   12.00%, 11/15/12-10/15/15   Tsy         88      101
------------------------------------------------------
GROUP TOTAL                                     30,092
------------------------------------------------------
ASSET BACKED CORPORATES (4.2%)
Advanta Mortgage Loan
  Trust,
  Series:
  97-3 A2
   6.61%, 4/25/12              AAA        107      106
  97-4 A2
   6.53%, 9/25/12              AAA        148      148
Arcadia Automobile
  Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03             AAA        175      176
  97-D A3
   6.20%, 5/15/03              AAA        200      201
Banc One Home Equity
  Trust,
  Series 99-1 A1
   6.06%, 1/25/12              AAA        400      400
Block Mortgage Finance,
  Inc.,
  Series 99-1 A1
   5.94%, 9/25/13              AAA        372      371

                            RATINGS    FACE
                          (STANDARD   AMOUNT    VALUE
                          & POOR'S)    (000)   (000)!
------------------------------------------------------
Centex Home Equity,
  Series 99-1 A1
   6.07%, 3/25/18              AAA    $   271  $   271
Chevy Chase Auto
  Receivables Trust,
  Series 97-4 A
   6.25%, 6/15/04              AAA        288      290
CIT Group Home
  Equity Loan Trust,
  Series 97-1 A3
   6.25%, 9/15/11              AAA          3        3
+## Citibank Credit Card Master
  Trust I,
  Series 98-7A
   4.949%, 5/15/02             Aaa        450      450
Comed Transitional
  Funding Trust,
  Series 98-1 A1
   5.38%, 3/25/02              AAA        500      500
## Contimortgage Home
  Equity Loan Trust,
  Series 98-2 A2B PAC (11)
   4.966%, 3/15/13             AAA        571      570
Daimler Benz Auto Grantor
  Trust,
  Series 97-A A
   6.05%, 3/31/05              AAA         68       69
Daimler Benz Vehicle Trust,
  Series 98-2 A2B PAC (11)
   5.23%, 12/20/01             AAA        500      499
(+) Federal Mortgage
  Acceptance Corp., Loan
  Receivables Trust,
  Series 97-A A
   7.35%, 4/15/19              AAA        220      226
First Security Auto Grantor
  Trust,
  Series 97-B A
   6.14%, 4/15/03              AAA        110      110
First Security Auto
  Owner Trust,
  Series 98-1 A2
   5.182%, 6/15/01             AAA        250      250
## First USA Credit Card
   Master Trust,
  Series 97-10 A
   5.026%, 9/17/03             AAA        650      650
Ford Credit Auto Owner
  Trust,
  Series 97-B A3
   6.05%, 4/15/01              AAA        243      244
Green Tree Financial Corp.,
  Series 99-1 A2
   5.43%, 11/1/06              AAA        275      275

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO (UNAUDITED)

                            RATINGS    FACE
                          (STANDARD   AMOUNT    VALUE
(CONT'D)                  & POOR'S)    (000)   (000)!
------------------------------------------------------
Honda Auto Receivables
  Grantor Trust,
  Series:
  99-1 A2
   5.85%, 2/15/03              AAA    $   509  $   510
  99-1 A2
   5.95%, 5/15/03              AAA         80       80
IMC Home Equity Loan
  Trust,
  Series 98-1 A2
   6.31%, 12/20/12             AAA        700      701
(+) Long Beach
  Acceptance Auto
  Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04              AAA         63       63
Nissan Auto Receivables
  Grantor Trust,
  Series 97-A A
   6.15%, 2/15/03              AAA        105      106
(+)+ Rental Car Finance
  Corp.,
  Series 97-1 A2
   6.45%, 8/25/05              Aaa        200      200
WFS Financial Owner
  Trust,
  Series 97-C A3
   6.10%, 3/20/02              AAA        124      124
------------------------------------------------------
GROUP TOTAL                                      7,593
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (1.3%)
Federal Home Loan
  Mortgage Corporation,
  Series:
  ## 1546-FC REMIC PAC (11)
   5.50%, 12/15/21             Agy        139      140
  1632-SA Inv Fl REMIC
   6.514%, 11/15/23            Agy         75       68
  ## 1710-D REMIC
   5.45%, 6/15/20              Agy        179      180
  1911 C PO
   11/15/23                    Agy        100       75
  ## 1933-FM REMIC
   5.75%, 3/15/25              Agy          6        6
  ## 1933-FO REMIC
   5.75%, 3/15/25              Agy         10       10
  2054-FC REMIC
   6.025%, 5/15/28             Agy        197      196
Federal National Mortgage
  Association,
  Series:
  92-89 SQ Inv Fl IO PAC (11)
   4071.956%, 6/25/22          Agy      (2)--       16
  ## 94-50 FD REMIC
   5.388%, 3/25/24             Agy         81       81

                            RATINGS    FACE
                          (STANDARD   AMOUNT    VALUE
                          & POOR'S)    (000)   (000)!
------------------------------------------------------
  96-34 C PO
   3/25/23                     Agy    $   225  $   155
  ## 97-43 FM REMIC
   5.438%, 7/18/27             Agy        208      209
  97-53 PI IO PAC
   8.00%, 8/18/27              Agy        760      175
  ## 97-70 FA REMIC PAC (11)
   5.388%, 7/18/20             Agy         62       62
  ## 97-76 FM
   5.388%, 9/17/27             Agy         98       98
  ## 97-76 FN
   5.338%, 9/17/27             Agy         95       95
  ## 98-22 FA REMIC
   5.336%, 4/18/22             Agy        212      212
  191 IO
   8.00%, 1/1/28               Agy      1,014      208
  291 2 I0
   8.00%, 11/1/27              Agy        533      107
## Government National Mortgage
  Association
  Series 97-13 SB IO
   3.00%, 9/16/27              Tsy      1,800      178
------------------------------------------------------
GROUP TOTAL                                      2,271
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (0.4%)
American Housing Trust,
  Series V 1G
   9.125%, 4/25/21             AAA        112      119
+## BA Mortgage
  Securities, Inc.,
  Series 97-1 A2
   5.437%, 7/25/26             Aaa        237      237
Mid-State Trust II,
  Series 88-2 A4
   9.625%, 4/1/03              AAA        160      170
## Morserv, Inc.,
  Series 96-2 1A1
   5.79%, 11/25/26             AAA        206      207
------------------------------------------------------
GROUP TOTAL                                        733
------------------------------------------------------
COMMERCIAL MORTGAGES (0.8%)
American Southwest
  Financial Securities Corp.,
  Series:
  93-2 A1
   7.30%, 1/18/09              N/R        105      107
  + 95-C1 A1B
   7.40%, 11/17/04             Aaa        150      153

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            RATINGS    FACE
                          (STANDARD   AMOUNT    VALUE
                          & POOR'S)    (000)   (000)!
------------------------------------------------------
## Asset Securitization
  Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27              AAA    $   114  $   119
  95-MD4 A1
   7.10%, 8/13/29              AAA        213      219
  ## 95-MD4 A CS2 IO
   2.247%, 8/13/29             N/R        765      111
  96-MD6 A1C
   7.04%, 11/13/26             AAA        125      128
(+) Beverly Finance
  Corp., Series 94-1
   8.36%, 7/15/04              AA-        100      107
(+) Carousel Center
  Finance, Inc.,
  Series 1 A1
   6.828%, 11/15/07            AA         100      100
(+) DLJ Mortgage
  Acceptance Corp.,
  Series 96-CF2 A1B
   7.29%, 7/12/06              AAA        135      140
+## GMAC Commercial
  Mortgage Securities,
  Inc.,
  Series 97-C2 X IO
   1.26%, 4/15/27              Aaa      1,506       96
Mortgage Capital
  Funding, Inc.,
  Series 95-MC1 A1B
   7.60%, 5/25/27              AAA         71       72
------------------------------------------------------
GROUP TOTAL                                      1,352
------------------------------------------------------
ENERGY (0.1%)
(+) Excel Paralubes
  Funding
   7.43%, 11/1/15              A-         100      104
Mobile Energy Services
   8.665%, 1/1/17              CCC         90       31
------------------------------------------------------
GROUP TOTAL                                        135
------------------------------------------------------
FINANCE (2.8%)
(+) Anthem Insurance
  Cos., Inc.,
  Series A
   9.00%, 4/1/27               BBB+       100      104
Associates Corp. of
  North America
   6.95%, 11/1/18              AA-        165      168
BankAmerica Corp.
   5.875%, 2/15/09             A+          50       48
(+) BankAmerica
  Institutional,
  Series A
   8.07%, 12/31/26             A-         200      210
(+) BT Institutional
  Capital Trust, Series A
   8.09%, 12/1/26              BBB        225      232

                            RATINGS    FACE
                          (STANDARD   AMOUNT    VALUE
                          & POOR'S)    (000)   (000)!
------------------------------------------------------
Chase Manhattan Corp.
   6.00%, 2/15/09              A      $   110  $   107
EOP Operating LP
   6.763%, 6/15/07             BBB        240      239
Equifax, Inc.
   6.90%, 7/1/28               A-         100      100
Equitable Companies, Inc.
   6.50%, 4/1/08               A          170      172
(+) Equitable Life
  Assurance Society of
  the U.S.,
  Series 1A
   6.95%, 12/1/05              A          135      140
(+) Farmers Exchange
  Capital
   7.05%, 7/15/28              A          290      278
(+) First Chicago NBD Corp.,
  Series A
   7.95%, 12/1/26              A-         180      188
First Union
  Institutional
  Capital,
  Series I
   8.04%, 12/1/26              BBB+       225      236
(+) Florida Windstorm
   6.70%, 8/25/04              A-         175      177
(+) Goldman Sachs Group, L.P.
   6.50%, 2/25/09              A+         105      104
GS Escrow Corp.
   7.125%, 8/1/05              BB+        195      195
HMH Properties,
  Series A
   7.875%, 8/1/05              BB         240      234
Lehman Brothers Holdings
   8.50%, 8/1/15               A           15       16
   8.80%, 3/1/15               A           75       84
(+) Metropolitan Life
  Insurance Co.
   7.80%, 11/1/25              A+         250      275
NationsBank Corp.
   6.80%, 3/15/28              A           25       24
(+) Nationwide Mutual
  Life Insurance Co.
   7.50%, 2/15/24              A+         250      247
(+) PNC Institutional
  Capital,
  Series A
   7.95%, 12/15/26             BBB+       150      156
(+) Prime Property
  Funding II
   6.80%, 8/15/02              A           85       85
   7.00%, 8/15/04              A          165      165
(+) Prudential Insurance Co.
   8.30%, 7/1/25               A-         175      203
Washington Mutual Capital
   8.375%, 6/1/27              BBB-       155      166
Washington Mutual Inc., Series A
   8.206%, 2/1/27              BBB-        25       26

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO (UNAUDITED)

                            RATINGS    FACE
                          (STANDARD   AMOUNT    VALUE
(CONT'D)                  & POOR'S)    (000)   (000)!
------------------------------------------------------
(+) World Financial Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13               AA-    $   242  $   245
  96 WFP-D
   6.95%, 9/1/13               AA-        250      254
------------------------------------------------------
GROUP TOTAL                                      4,878
------------------------------------------------------
INDUSTRIALS (2.7%)
American Standard Cos.
   7.375%, 4/15/05             BB-        120      118
Browning-Ferris
  Industries, Inc.
   7.40%, 9/15/35              A-         140      120
Columbia/HCA Healthcare
  Corp.
   7.19%, 11/15/15             BB+         80       66
   7.50%, 12/15/23             BB+        145      120
   7.58%, 9/15/25              BB+         75       63
   9.00%, 12/15/14             BB+         50       51
Continental Cablevision
   8.30%, 5/15/06              BBB        150      166
CSC Holdings, Inc.
   7.875%, 12/15/07            BB+        205      216
DR Structured Finance,
  Series:
  93-K1 A2
   7.43%, 8/15/18              BB+        180      170
  94-K1 A1
   7.60%, 8/15/07              BB+         75       75
  94-K2 A2
   9.35%, 8/15/19              BB+         30       31
Enron Corp.
   6.95%, 7/15/28              BBB+       175      170
(+) Federated Department
  Stores, Inc.
   6.90%, 4/1/29               BBB+       135      132
(+) Florida Windstorm
   7.125%, 2/25/19             AAA        135      136
Ford Motor Co.
   6.625%, 10/1/28             A          160      155
Fred Meyer, Inc.
   7.375%, 3/1/05              BB+        230      239
General Motors Corp.
   6.75%, 5/1/28               A          180      177
Harrahs Operating Co., Inc.
   7.50%, 1/15/09              BBB-        70       71
Kmart Funding Corp.,
  Series F
   8.80%, 7/1/10               BB+         50       52
Lenfest Communications,
  Inc.
   7.625%, 2/15/08             BB+        135      139
   8.375%, 11/1/05             BB+        100      107

                            RATINGS    FACE
                          (STANDARD   AMOUNT    VALUE
                          & POOR'S)    (000)   (000)!
------------------------------------------------------
(+) Lowe's Companies, Inc.
   6.50%, 3/15/29              A      $   145  $   138
(+) Monsanto Co.
   6.60%, 12/1/28              A          225      215
News America, Inc.
   7.28%, 6/30/28              BBB-       280      281
(+) Oxymar
   7.50%, 2/15/16              BBB        100       88
Rhone-Poulenc Rorer, Inc.,
  Series 92-A 3
   8.62%, 1/5/21               BBB-       100      107
Saks, Inc.
   7.375%, 2/15/19             BB+        105      102
(+) Scotia Pacific Co. LLC
   7.71%, 7/20/28              BBB        385      308
(+) Tenet Healthcare Corp.
   7.625%, 6/1/08              BB+        195      187
Tennessee Gas Pipeline
   7.00%, 10/15/28             BBB        165      164
Time Warner Cos., Inc.
   6.625%, 5/15/29             BBB         35       34
   6.95%, 1/15/28              BBB         85       85
   7.57%, 2/1/24               BBB        180      192
Union Pacific Corp.
   6.625%, 2/1/29              BBB-       185      174
USA Waste Services
   7.00%, 7/15/28              BBB+       140      139
------------------------------------------------------
GROUP TOTAL                                      4,788
------------------------------------------------------
TELEPHONES (0.5%)
AT&T Corp.
   6.50%, 3/15/29              AA-        160      157
Comcast Cable
  Communications
   8.375%, 5/1/07              BBB-        45       51
# Intermedia
  Communications, Inc.,
  Series B
   0.00%, 5/15/06              B           40       35
   0.00%, 7/15/07              B           45       34
   8.50%, 1/15/08              B           35       35
   8.60%, 6/1/08               B           85       85
   8.875%, 11/1/07             B           30       30
MCI WorldCom, Inc.
   6.95%, 8/15/28              BBB+       320      326
(+) Qwest Communications
  International, Inc.,
   7.50%, 11/1/08              BB+         25       26
  # Series B
   0.00%, 2/1/08               BB+        205      157
------------------------------------------------------
GROUP TOTAL                                        936
------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            RATINGS    FACE
                          (STANDARD   AMOUNT    VALUE
                          & POOR'S)    (000)   (000)!
------------------------------------------------------
TRANSPORTATION (0.3%)
Continental Airlines,
  Series 98-1 A
   6.648%, 9/15/17             AA+    $   257  $   260
(+) Jet Equipment Trust,
  Series 94-A A11
   10.00%, 6/15/12             A          125      152
Union Pacific Corp.
   7.125%, 2/1/28              BBB-        95       95
------------------------------------------------------
GROUP TOTAL                                        507
------------------------------------------------------
U.S. TREASURY SECURITIES (3.7%)
U.S. Treasury Bond
   8.75%, 8/15/20              Tsy         75      101
U.S. Treasury Notes
   !! 3.375%, 1/15/07
   (Inflation Indexed)         Tsy      2,635    2,534
   3.625%, 1/15/08
   (Inflation Indexed)         Tsy        781      763
   3.625%, 7/15/02
   (Inflation Indexed)         Tsy        739      734
   4.50%, 1/31/01              Tsy        750      743
   6.625%, 5/15/07             Tsy      1,475    1,590
   7.50%, 2/15/05              Tsy        100      111
------------------------------------------------------
GROUP TOTAL                                      6,576
------------------------------------------------------
UTILITIES (0.2%)
CMS Energy Corp.
   7.50%, 1/15/09              BB         145      148
(+) Edison Mission
  Energy Funding Corp.,
  Series B
   7.33%, 9/15/08              BBB        100      102
Niagara Mohawk Power,
  Series G
   7.75%, 10/1/08              BB+        111      119
------------------------------------------------------
GROUP TOTAL                                        369
------------------------------------------------------
YANKEE (2.2%)
(+) Alcoa Aluminio S.A.,
  Series 96-1
   7.50%, 12/16/08             BBB        160      147
(+) AST Research, Inc.
   7.45%, 10/1/02              BB-        235      221
Cable & Wireless
  Communications plc
   6.75%, 12/1/08              A-         150      151
Empresa Nacional
  Electricidad
   7.325%, 2/1/37              A-          55       51
   7.75%, 7/15/08              A-         220      213
Glencore Nickel
  Property, Ltd.
   9.00%, 12/1/14              BB+        205      176

                            RATINGS    FACE
                          (STANDARD   AMOUNT    VALUE
                          & POOR'S)    (000)   (000)!
------------------------------------------------------
Grupo Minero Mexicano
  S.A. de CV,
  Series A
   8.25%, 4/1/08               BB     $   170  $   142
(+) Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17               A          325      289
(+) Hyundai
  Semiconductor America
   8.25%, 5/15/04              B          110       94
(+) Israel Electric Corp., Ltd.
   7.25%, 12/15/06             A-          30       30
   7.75%, 12/15/27             A-         140      134
Korea Development Bank
   7.375%, 9/17/04             BBB-       270      264
Multicanal S.A.
  Series C
   10.50%, 4/15/18             BB+         95       79
National Power Corp.
   7.875%, 12/15/06            BB+        105       96
   8.40%, 12/15/16             BB+         90       77
(+) Paiton Energy
  Funding
   9.34%, 2/15/14              CCC        100       17
(+) Petroliam Nasional Bhd.
   7.125%, 10/18/06            BBB-       125      116
(+) Petrozuata Finance, Inc.
   8.22%, 4/1/17               BB+        305      222
(+) Ras Laffan Liquefied
  Natural Gas Co.
   8.294%, 3/15/14             BBB+       345      325
## Republic of Argentina
  Par,
  Series L 'Euro'
   6.00%, 3/31/23              BB         180      125
# Republic of Argentina
  Par,
  Series L B
   7.33%, 3/31/23              BB         200      138
Republic of Colombia
   8.70%, 2/15/16              BBB-       220      178
   10.875%, 3/9/04             BBB-        35       36
Rogers Cablesystems Ltd.,
  Series B
   10.00%, 3/15/05             BB+         80       90
Rogers Cantel, Inc.
   8.30%, 10/1/07              BB+         25       26
United Mexican States
  Par Bond,
  Series A
   6.25%, 12/31/19             BB         460      361
------------------------------------------------------
GROUP TOTAL                                      3,798
------------------------------------------------------
TOTAL U.S. FIXED INCOME (Cost $64,228)          64,028
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO (UNAUDITED)

                            RATINGS    FACE
                          (STANDARD   AMOUNT    VALUE
(CONT'D)                  & POOR'S)    (000)   (000)!
------------------------------------------------------
INTERNATIONAL FIXED INCOME (2.1%)
------------------------------------------------------
FIXED INCOME SECURITIES (2.1%)
------------------------------------------------------
AUSTRALIAN DOLLAR (0.0%)
Federal National   Mortgage
  Association Global
   6.50%, 7/10/02              Agy    AUD 85   $    56
------------------------------------------------------
BRITISH POUND (0.2%)
United Kingdom Treasury
  Bill
   8.00%, 6/10/03              AAA    GBP  30       54
   8.50%, 7/16/07              AAA        165      336
------------------------------------------------------
GROUP TOTAL                                        390
------------------------------------------------------
CANADIAN DOLLAR (0.1%)
Government of Canada
   7.50%, 3/1/01               AAA    CAD 205      142
   9.75%, 6/1/21               AAA    $    15       16
------------------------------------------------------
GROUP TOTAL                                        158
------------------------------------------------------
DANISH KRONE (0.1%)
Kingdom of Denmark
   8.00%, 5/15/03              AAA    DKK 160       27
   9.00%, 11/15/00             AAA        600       95
------------------------------------------------------
GROUP TOTAL                                        122
------------------------------------------------------
EURO (1.2%)
Government of France O.A.T.
   8.50%, 10/25/19             AAA    EUR 140      224
Government of Germany
   5.75%, 8/22/00              AAA        201      225
   + 6.00%, 1/4/07             Aaa         28       35
   6.25%, 1/4/24               AAA        170      217
   6.50%, 7/4/27               AAA        102      135
   7.125%, 1/29/03             AAA         87      107
   7.50%, 9/9/04               AAA        138      178
   8.375%, 5/21/01             AAA        153      184
   7.125% 4/12/200             AAA         89      114
+ Kredit fuer Wiederaufbau
   5.00%, 1/4/09               Aaa         38       44
Republic of Italy BTPS
   9.50%, 2/1/06               AA          68       98
   10.00%, 8/1/03              AA         160      218
------------------------------------------------------
GROUP TOTAL                                      1,779
------------------------------------------------------

                            RATINGS    FACE
                          (STANDARD   AMOUNT    VALUE
                          & POOR'S)    (000)   (000)!
------------------------------------------------------
GREEK DRACHMA (0.0%)
Hellenic Republic
   8.80%, 6/19/07              A   GRD 14,500  $    56
------------------------------------------------------
JAPANESE YEN (0.5%)
European Investment Bank
   3.00%, 9/20/06              AAA  JPY 4,000       38
Export-Import Bank of
  Japan
   2.875%, 7/28/05             AAA    $30,000      279
+ Federal National
  Mortgage Association,
  Series E
   1.75%, 3/26/08              Aaa     10,000       86
+ Government of Japan
   0.90%, 12/22/08             Aa      25,000      194
International Bank for
  Reconstruction &
  Development
   6.75%, 6/18/01              AAA     41,000      395
------------------------------------------------------
GROUP TOTAL                                        992
------------------------------------------------------
SOUTH AFRICAN RAND (0.0%)
Republic of South Africa
   13.00%, 8/31/10             BBB+   ZAR 225       33
------------------------------------------------------
SWEDISH KRONA (0.1%)
Swedish Government
   6.00%, 2/9/05               AAA    SEK 500       68
   13.00%, 6/15/01             AA+        500       73
------------------------------------------------------
GROUP TOTAL                                        141
------------------------------------------------------
TOTAL INTERNATIONAL FIXED INCOME
  (Cost $3,589)                                  3,727
------------------------------------------------------
INTERNATIONAL EQUITY (3.1%)
------------------------------------------------------
COMMON STOCK (3.1%)
------------------------------------------------------
                                       SHARES
                                       ------
AUSTRALIA (0.4%)
News Corp., Ltd. ADR                   24,700      679
------------------------------------------------------
BERMUDA (1.2%)
Ace Ltd.                               29,500      920
XL Capital Ltd., Class A               18,300    1,112
------------------------------------------------------
GROUP TOTAL                                      2,032
------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            RATINGS
                          (STANDARD              VALUE
                          & POOR'S)    SHARES   (000)!
------------------------------------------------------
FRANCE (0.5%)
Total S.A. ADR                         15,700  $   958
------------------------------------------------------
NETHERLANDS (1.0%)
Royal Dutch Petroleum Co.,
  NY Shares                            32,300    1,679
------------------------------------------------------
TOTAL INTERNATIONAL EQUITY (Cost $5,150)         5,348
------------------------------------------------------
HIGH YIELD (7.3%)
------------------------------------------------------
FIXED INCOME SECURITIES (7.3%)
------------------------------------------------------
                                         FACE
                                       AMOUNT
                                        (000)
                                       -------
ASSET BACKED CORPORATES (0.1%)
(+) Commercial Financial
  Services, Inc.,
  Series 97-5 A1
   7.72%, 6/15/05              N/R    $   136       88
+(+) Long Beach
  Acceptance Auto
  Grantor Trust,
  Series 97-1 B
   14.22%, 10/26/03            Ba3         86       85
(+) OHA Auto Grantor Trust,
  Series 97-A
   11.00%, 9/15/03             BB          89       87
------------------------------------------------------
GROUP TOTAL                                        260
------------------------------------------------------
CABLE (0.6%)
(+) Adelphia
  Communications Corp.
   8.375%, 2/1/08              B+         125      128
  Series B
   8.375%, 2/1/08              B+          20       21
   9.875%, 3/1/07              B+          40       44
CSC Holdings, Inc.
   9.875%, 5/15/06             BB-        250      275
Lenfest Communications,
  Inc.
   8.375%, 11/1/05             BB+        160      172
# NTL, Inc.,
  Series B
   0.00%, 4/1/08               B-         150      161
Rogers Cablesystems Ltd.,
  Series B
   10.00%, 3/15/05             BB+         50       56
   10.125%, 9/1/12             BB+        175      196
Rogers
  Communications, Inc.
   9.125%, 1/15/06             BB-         50       52
------------------------------------------------------
GROUP TOTAL                                      1,105
------------------------------------------------------

                         RATINGS      FACE
                        (STANDARD    AMOUNT    VALUE
                        & POOR'S)     (000)   (000)!
------------------------------------------------------
CHEMICALS (0.1%)
ISP Holdings, Inc.,
  Series B
   9.00%, 10/15/03             BB-    $   150  $   154
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (0.0%)
+ Citicorp Mortgage
  Securities, Inc.,
  Series 90-8 A7
   9.50%, 6/25/05              B3          16        8
------------------------------------------------------
COMMERCIAL MORTGAGES (0.2%)
(+) CBM Funding Corp.,
  Series 96-1B D
   8.645%, 2/1/08              AA         125      124
(+)## DLJ Mortgage Acceptance
  Corp.,
  Series 97-CF2 S IO
   0.316%, 10/15/17            N/R      3,943       86
(+) Federal Mortgage Acceptance
  Corp., Loan Receivables Trust,
  Series 96-B C1
   7.929%, 11/1/18             N/R         97       74
------------------------------------------------------
GROUP TOTAL                                        284
------------------------------------------------------
COMMUNICATIONS (1.8%)
(+) American Cellular Corp.
   10.50%, 5/15/08             CCC+       100      104
(+) American Mobile
  Satellite Corp.,
  Series B
   12.25%, 4/1/08              N/R        215      108
Dobson Communications Corp.
   11.75%, 4/15/07             N/R         75       81
# Dolphin Telecommunications
   0.00%, 6/1/08               CCC+       110       57
(+) Echostar DBS Corp.
   9.375%, 2/1/09              B          125      130
Esprit Telecom Group plc
   11.00%, 6/15/08             B-          64       73
Globalstar LP/Capital
   (+) 11.375%, 2/15/04        B          100       65
    11.50%, 6/1/05             B           20       13
Hermes Europe Railtel
   11.50%, 8/15/07             B          100      109
# Hyperion Telecommunications,
  Inc.,
   0.00%, 4/15/03              B          100       83
# Intermedia Communications,
  Inc., Series B
   0.00%, 7/15/07              B          275      210
Iridium Capital Corp.,
  Series A
   13.00%, 7/15/05             CCC+        85       36
Level 3 Communications, Inc.
   9.125%, 5/1/08              B           75       75

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO (UNAUDITED)


                        RATINGS      FACE
                        (STANDARD   AMOUNT    VALUE
(CONT'D)                & POOR'S)    (000)   (000)!
------------------------------------------------------
(+) Metromedia Fiber
  Network, Inc.
   10.00%, 11/15/08            B      $    65  $    70
# Nextel Communications,
  Inc.
   0.00%, 9/15/07              B-         340      249
   0.00%, 2/15/08              B-         300      210
# NEXTLINK
  Communications
   0.00%, 4/15/08              B          345      221
(+) Primus
  Telecommunications
  Group, Inc.
   11.25%, 1/15/09             B-         125      129
PSINet, Inc.,
  Series B
   10.00%, 2/15/05             B-         140      149
# Qwest Communications
  International, Inc.
   0.00%, 10/15/07             B+         150      119
+# RCN Corp.
   0.00%, 10/15/07             B3         225      152
(+)# Rhythms
  NetConnections,
  Inc.,
  Series B
   0.00%, 5/15/08              N/R        110       62
Rogers Cantel, Inc.
   8.30%, 10/1/07              BB+         75       78
RSL Communications
  plc
   # 0.00%, 3/15/08            B-         332      232
   12.00%, 11/1/08             B-          30       34
   12.25%, 11/15/06            B-          17       19
+# Viatel, Inc.
   0.00%, 4/15/08              Caa1       135       83
(+) Vintage Petroleum, Inc.
   9.75%, 6/30/09              B+          50       51
# Wam!Net, Inc.
   0.00%, 3/1/05               N/R        225      130
------------------------------------------------------
GROUP TOTAL                                      3,132
------------------------------------------------------
ENERGY (0.2%)
CMS Energy Corp.
   7.50%, 1/15/28              BB         130      133
## Husky Oil Ltd.
   8.90%, 8/15/28              BB+         75       71
Snyder Oil Corp.
   8.75%, 6/15/07              B+         125      125
------------------------------------------------------
GROUP TOTAL                                        329
------------------------------------------------------
FOOD & BEVERAGES (0.1%)
Smithfield Foods, Inc.
   7.625%, 2/15/08             BB+        120      116
------------------------------------------------------

                          RATINGS     FACE
                         (STANDARD   AMOUNT    VALUE
                         & POOR'S)    (000)   (000)!
------------------------------------------------------
GAMING (0.3%)
Harrahs Operating Co., Inc.
   7.875%, 12/15/05            BB+    $   250  $   252
(+) Park Place Entertainment
   Corp.
   7.875%, 12/15/05            BB+        100       98
Station Casinos, Inc.
   (+) 8.875%, 12/1/08         B+         135      139
   10.125%, 3/15/06            B+         100      106
------------------------------------------------------
GROUP TOTAL                                        595
------------------------------------------------------
HEALTH CARE (0.5%)
Columbia/HCA Healthcare
  Corp.
   6.91%, 6/15/05              BB+        260      237
   7.00%, 7/1/07               BB+        120      108
   7.69%, 6/15/25              BB+        220      185
Fresenius Medical
  Capital Trust II
   7.875%, 2/1/08              B+         100       99
Tenet Healthcare Corp.
   (+) 8.125%, 12/1/08         BB-         60       58
   8.625%, 1/15/07             BB-        240      238
------------------------------------------------------
GROUP TOTAL                                        925
------------------------------------------------------
HOTELS, LODGING & RESTAURANTS (0.3%)
Hilton Hotels Corp.
   7.95%, 4/15/07              BBB        180      184
HMH Properties,
  Series A
   7.875%, 8/1/05              BB         200      195
Host Marriott Travel
  Plaza
   9.50%, 5/15/05              BB-        100      105
------------------------------------------------------
GROUP TOTAL                                        484
------------------------------------------------------
INDUSTRIAL (0.5%)
Allied Waste of North
  America,
  Series B
   7.875%, 1/1/09              BB         100       98
American Standard Cos.
   7.375%, 2/1/08              BB-         75       73
(+) Applied Power, Inc.
   8.75%, 4/1/09               B+          45       45
CEX Holdings, Inc.,
  Series B
   9.625%, 6/1/08              B          125      118
Geberit International
  S.A.
   10.125%, 4/15/07            B+          66       83
(+) Hayes Lemmerz
  International, Inc.
   8.25%, 12/15/08             B           75       75
Norcal Waste Systems,
  Inc.
   13.50%, 11/15/05            BB-        135      150
(+) Nortek, Inc.
   8.875%, 8/1/08              B+         120      123

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          RATINGS      FACE
                         (STANDARD    AMOUNT    VALUE
                         & POOR'S)     (000)   (000)!
------------------------------------------------------
(+) R & B Falcon Corp.
   9.50%, 12/15/08             BB+    $    50  $    44
Vencor Operating, Inc.
   9.875%, 5/1/05              CCC        165       25
------------------------------------------------------
GROUP TOTAL                                        834
------------------------------------------------------
MEDIA & ENTERTAINMENT (0.2%)
Chancellor Media Corp.
   9.00%, 10/1/08              B          150      161
  Series B
   8.125%, 12/15/07            B           90       91
Outdoor Systems, Inc.
   8.875%, 6/15/07             B           75       80
------------------------------------------------------
GROUP TOTAL                                        332
------------------------------------------------------
METALS (0.2%)
(+) EES Coke Battery Co., Inc.
   9.382%, 4/15/07             B+         100       98
Impress Metal Packaging
  Holdings
   9.875%, 5/29/07             B          153      185
------------------------------------------------------
GROUP TOTAL                                        283
------------------------------------------------------
PACKAGING (0.2%)
Norampac, Inc.
   9.50%, 2/1/08               B+         146      152
(+) Pacifica Papers,
  Inc.
   10.00%, 3/15/09             B+         125      129
SD Warren Co.
   12.00%, 12/15/04            B+         130      141
Tembec Industries, Inc.
   8.625%, 6/30/09             BB+         30       30
------------------------------------------------------
GROUP TOTAL                                        452
------------------------------------------------------
REAL ESTATE (0.1%)
D. R. Horton, Inc.
   8.00%, 2/1/09               BB         165      163
------------------------------------------------------
RETAIL (0.5%)
(+) CA FM Lease Trust
   8.50%, 7/15/17              BBB-       235      253
DR Structured Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10              BB+        260      247
  94-K1 A2
   8.375%, 8/15/15             BB+        100      102
HMV Media Group plc,
  Series B
   10.25%, 5/15/08             B          145      150

                         RATINGS       FACE
                        (STANDARD     AMOUNT    VALUE
                        & POOR'S)      (000)   (000)!
------------------------------------------------------
Musicland Group, Inc.,
  Series B
   9.875%, 3/15/08             B-     $   120  $   123
------------------------------------------------------
GROUP TOTAL                                        875
------------------------------------------------------
SOVEREIGN & EMERGING MARKETS (1.1%)
(+) AST Research, Inc.
   7.45%, 10/1/02              BB-        280      264
# CTI Holdings S.A.
   0.00%, 4/15/08              B          150       83
Global Crossing Holdings
  Ltd.
   9.625%, 5/15/08             B          130      145
(+) Hyundai
  Semiconductor America
   8.625%, 5/15/07             B          100       80
Multicanal S.A.
   10.50%, 2/1/07              BB-        150      134
Multicanal S.A.,
  Series C
   10.50%, 4/15/18             BB+        100       83
(+) National Steel Corp.
   9.875%, 3/1/09              B+         110      113
(+) NSM Steel, Inc.
   12.25%, 2/1/08              D           75        5
# Occidente y Caribe Cellular
   0.00%, 3/15/04              B          185      134
Philippine Long
  Distance Telephone Co.,
  Series E
   7.85%, 3/6/07               BB+        150      131
Pindo Deli Financial
  Mauritius
   10.75%, 10/1/07             CCC+       380      213
Quezon Power Ltd.
   8.86%, 6/15/17              BB+         80       61
## Republic of Argentina
   4.928%, 9/1/02              BB          85       90
Satelites Mexicanos S.A.
   10.125%, 11/1/04            BB         135      108
(+) Total Access Communication
  PCL (Convertible)
   2.00%, 5/31/06              BBB-        50       40
TV Azteca S.A.,
  Series B
   10.50%, 2/15/07             B+         300      249
------------------------------------------------------
GROUP TOTAL                                      1,933
------------------------------------------------------
TELEPHONES (0.0%)
(+) Centennial Cellular
  Operating Co.
   10.75%, 12/15/08            CCC+        65       70
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO (UNAUDITED)


                            RATINGS    FACE
                           (STANDARD  AMOUNT    VALUE
(CONT'D)                   & POOR'S)   (000)   (000)!
------------------------------------------------------
TRANSPORTATION (0.2%)
ALPS,
  Series 96-1 DX
   12.75%, 6/15/06             BB-    $   135  $   135
American Commercial
  Lines LLC,
  Series B
   10.25%, 6/30/08             B           70       72
(+) Jet Equipment Trust,
  Series 94-C1
   11.79%, 6/15/13             BBB-       150      190
------------------------------------------------------
GROUP TOTAL                                        397
------------------------------------------------------
UTILITIES (0.1%)
AES Corp.
   8.50%, 11/1/07              B+         110      109
------------------------------------------------------
TOTAL HIGH YIELD (Cost $13,373)                 12,840
------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (0.0%)
------------------------------------------------------

                                       SHARES
                                       ------
COMMUNICATIONS (0.0%)
(+) Viatel, Inc.               N/R        699       11
------------------------------------------------------
*(+) MEDIA & ENTERTAINMENT
(0.0%)
Paxson Communications
  Corp. PIK                    N/R        309       29
------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $30)        40
------------------------------------------------------
PREFERRED STOCKS (0.4%)
------------------------------------------------------
ASSET BACKED MORTGAGES (0.3%)
*(+) Home Ownership
  Funding Corp.                N/R        600      542
------------------------------------------------------
COMMUNICATIONS (0.1%)
* IXC Communications, Inc.,
  Series B PIK
   12.5%                       CCC+        95      103
------------------------------------------------------
MEDIA AND ENTERTAINMENT (0.0%)
*(+) Paxson
  Communications Corp.         N/R        741       61
------------------------------------------------------
TOTAL PREFERRED STOCK (Cost $674)                  706
------------------------------------------------------
WARRANTS (0.0%)
------------------------------------------------------
COMMUNICATIONS (0.0%)
* American Mobile
  Satellite
  Corp., expiring 4/1/08       N/R      2,150        1
* Globalstar
  Telecommunications
  Ltd., expiring 2/15/04       N/R        125        6
*(+) Iridium World
  Communications
  Ltd., expiring 7/15/05       N/R         70        4
*@ Nextel
  Communications,
  expiring 4/25/99             N/R         75       --

                            RATINGS
                          (STANDARD              VALUE
                          & POOR'S)    SHARES   (000)!
------------------------------------------------------
Rhythms NetConnection
  expiring 5/15/08             N/R      1,000  $     4
*(+) Wam!Net, Inc.,
  expiring 3/1/05              N/R      6,750       13
------------------------------------------------------
GROUP TOTAL                                         28
------------------------------------------------------
SOVEREIGN & EMERGING MARKETS (0.0%)
*(+)@ NSM Steel, Inc.,
  expiring 4/1/08              N/R     47,482       --
* Occidente y Caribe
  Cellular, expiring
  3/15/04                      N/R        740       13
@ Republic of Venezuela
  0.00%, 4/15/20               N/R          1       --
------------------------------------------------------
GROUP TOTAL                                         13
------------------------------------------------------
TOTAL WARRANTS (Cost $14)                           41
------------------------------------------------------
INTEREST RATE CAP (0.0%)-SEE NOTE A6
------------------------------------------------------


                                     FACE
                                   AMOUNT
                                    (000)
                                  -------
@ J.P. Morgan and Co.
terminating 10/15/99, to
receive on 10/15/99 the
excess, as measured on
10/15/98, of the 12 month
LIBOR over 6.43% multiplied
by the notional amount
  (Premium Paid $32)    A-       $  7,600        --
---------------------------------------------------
CASH EQUIVALENT (6.1%)
---------------------------------------------------
REPURCHASE AGREEMENT (6.1%)
Chase Securities, Inc.
  4.80%, dated 3/31/99, due
  4/1/99, to be repurchased
  at $10,697 collateralized
  by various U.S. Government
  Obligation, due
  4/1/99-2/28/01, valued at
  $10,782 (Cost $10,696)         $10,696   $ 10,696
---------------------------------------------------
FOREIGN CURRENCY (0.0%)
---------------------------------------------------
Australian Dollar             AUD        6        4
@ Brazilian Real              BRL     (2)--       --
Canadian Dollar               CAD       13        8
Danish Krone                  DKK       76       11
Israeli Shekel                ISS        24        6
@ New Zealand Dollar          NZD    (2)--       --
@ Norwegian Kroner            NOK    (2)--       --
Philippine Peso               PHP       15        1
Singapore Dollar              SGD        4        2
South African Rand            ZAR       29        5
@ South Korean Won            KRW    (2)--       --
Swiss Franc                   CHF        5        4
---------------------------------------------------
TOTAL FOREIGN CURRENCY (Cost $41)                41
---------------------------------------------------
TOTAL INVESTMENTS (98.7%) (Cost $159,089)   173,533
---------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                            VALUE
                                            (000)!
---------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.3%)
Cash                                       $    303
Cash and Foreign Currency Held as
  Collateral on Futures Contracts (Cost
  $22,429)                                   22,429
Dividends Receivable                            105
Interest Receivable                             985
Receivable for Withholding Tax Reclaim           14
Receivable for Investments Sold               1,606
Receivable for Forward Commitments              773
Receivable for Fund Shares Sold                 116
Unrealized Gain on Forward Foreign
  Currency Contracts                             46
Unrealized Gain on Swap Agreements               13
Other Assets                                      9
Payable for Investments Purchased            (2,048)
Payable for Forward Commitments             (21,572)
Payable for Fund Shares Redeemed                (49)
Payable for Administrative Fees                 (12)
Payable for Investment Advisory Fees           (275)
Payable for Shareholder Servicing
  Fees-Investment Class                          (2)
Payable for Trustees' Deferred
  Compensation Plan-Note F                       (9)
Unrealized Loss on Futures Contracts           (123)
Other Liabilities                               (56)
                                           --------
                                              2,253
---------------------------------------------------
NET ASSETS (100%)                          $175,786
---------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------
NET ASSETS
Applicable to 13,499,582 outstanding
  shares of beneficial interest
  (unlimited
  authorization, no par value)             $168,675
---------------------------------------------------
NET ASSET VALUE PER SHARE                  $  12.49
---------------------------------------------------
INVESTMENT CLASS
---------------------------------------------------
NET ASSETS
Applicable to 569,741 outstanding
  shares of beneficial interest
  (unlimited
  authorization, no par value)             $  7,111
---------------------------------------------------
NET ASSET VALUE PER SHARE                  $  12.48
---------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                            $150,088
Undistributed Net Investment Income
  (Loss)                                      1,304
Undistributed Realized Net Gain (Loss)       10,185
Unrealized Appreciation (Depreciation)
  on: Investment Securities                  14,444
  Foreign Currency                             (136)
  Futures and Swaps                             (99)
---------------------------------------------------
NET ASSETS                                 $175,786
---------------------------------------------------

---------------------------------------------------------

!      See Note A1 to Financial Statements.
*      Non-income producing security.
(+)    144A security. Certain conditions for public sale
        may exist.
!!     A portion of these securities was pledged to cover
        margin requirements for future contracts.
+      Moody's Investors Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation.
#      Step Bond-Coupon rate increases in increments to
        maturity. Rate disclosed is as of March 31, 1999.
        Maturity date disclosed is the ultimate maturity.
##     Variable or floating rate security-rate disclosed
        is as of March 31, 1999.
(2)    Face amount is less than $500.
@      Value is less than $500.
ADR    American Depositary Receipt
Inv Fl Inverse Floating Rate-Interest rate fluctuates with
        an inverse relationship to an associated interest
        rate. Indicated rate is the effective rate at
        March 31, 1999.
IO     Interest Only
N/R    Not rated by Moody's Investors Services, Inc. or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
PCL    Public Company Limited
PIK    Payment-in-Kind Security
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note
        A8 to Financial Statements.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            SMALL
                                                                                              CAP     MID CAP     MID CAP
                                                                    VALUE      EQUITY       VALUE      GROWTH       VALUE
                                                                PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                                ---------------------------------------------------------
                                                                              Six Months Ended March 31, 1999
(In Thousands)
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends                                                   $ 23,898    $  5,636     $ 4,175    $    494     $ 2,701
    Interest                                                       1,450         501       1,738         933         980
--------------------------------------------------------------------------------------------------------------------------------
       Total Income                                               25,348       6,137       5,913       1,427       3,681
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                           6,036       2,218       2,926       1,568       1,946
    Administrative Fee--Note C                                       964         355         312         250         208
    Custodian Fee--Note E                                            290          69          67          79          21
    Audit Fee                                                         17           9          10           8           8
    Legal Fee                                                         24           6           6           3           3
    Filing & Registration Fees                                        34           8          17          21          19
    Shareholder Servicing Fee--Investment Class
       shares--Note D                                                 16           1          --          --          16
    Distribution Fees--Adviser Class shares--Note D                  401           1          --         130           8
    Other Expenses                                                   138          27          30          16          43
--------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                              7,920       2,694       3,368       2,075       2,272
--------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note J                                          (122)        (62)        (18)        (79)        (21)
--------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                7,798       2,632       3,350       1,996       2,251
--------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)                            17,550       3,505       2,563        (569)      1,430
--------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                         89,931      98,440      (2,164)    132,251      35,845
    Futures                                                      (36,089)         --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                                   53,842      98,440      (2,163)    132,251      35,845
--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                        225,785     131,985      78,163      94,078      44,676
    Futures                                                       (2,624)         --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                    223,161     131,985      78,163      94,078      44,676
--------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                        277,003     230,425      76,000     226,329      80,521
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                     $294,553    $233,930     $78,563    $225,760     $81,951
--------------------------------------------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                             STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                            SMALL                            DOMESTIC
                                                              CAP             FIXED             FIXED              HIGH
                                                           GROWTH            INCOME            INCOME             YIELD
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                        ---------------------------------------------------------------
                                                                           Six Months Ended March 31, 1999
(In Thousands)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends                                              $    1         $  2,611           $    46           $   154
    Interest                                                   14          164,644             3,930            42,550
---------------------------------------------------------------------------------------------------------------------------------
       Total Income                                            15          167,255             3,976            42,704
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B            $ 35                     9,065               229             1,586
    Less: Waived Fees                                (22)      13               --                --                --
    Administrative Fee--Note C                                  3            1,933                49               338
    Custodian Fee--Note E                                       7              104                21                30
    Audit Fee                                                  10               20                 7                11
    Legal Fee                                                  --               31                 1                 5
    Filing & Registration Fees                                  8               66                11                22
    Shareholder Servicing Fee--Investment
    Class shares--Note D                                       --               32                --                 7
    Distribution Fees--Adviser Class
       shares--Note D                                          --              167                --                16
    Other Expenses                                              3              117                 4                22
---------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                          44           11,535               322             2,037
---------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note J                                     (3)            (104)              (19)              (30)
---------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                            41           11,431               303             2,007
---------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)                        (26)         155,824             3,673            40,697
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                   4,331          (29,919)           (2,088)           (7,782)
    Foreign Currency Transactions                              --              715                --               116
    Futures                                                    --           (1,027)              178              (498)
---------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                             4,331          (30,231)           (1,910)           (8,164)
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)
    Investment Securities                                   2,578          (52,368)           (1,986)           34,611
    Foreign Currency Transactions                              --             (723)               --             3,438
    Futures and Swaps                                          --              228               123             2,198
---------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation
        (Depreciation)                                      2,578          (52,863)           (1,863)           40,247
---------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                   6,909          (83,094)           (3,773)           32,083
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                 $6,883         $ 72,730           $  (100)          $72,780
---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                MORTGAGE-
                                                           CASH         FIXED                      BACKED            LIMITED
                                                       RESERVES        INCOME                  SECURITIES           DURATION
                                                      PORTFOLIO   PORTFOLIO II                  PORTFOLIO          PORTFOLIO
                                                      ----------------------------------------------------------------------
                                                                           Six Months Ended March 31, 1999
(In Thousands)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends                                            $   --         $    142                   $   17            $    58
    Interest                                              4,511           13,657                      990              7,335
---------------------------------------------------------------------------------------------------------------------------------
       Total Income                                       4,511           13,799                    1,007              7,393
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B          $218                       776          $ 46                           353
    Less: Waived Fees                              (32)     186               --           (10)        36                 --
    Administrative Fee--Note C                               70              165                       10                 94
    Custodian Fee--Note E                                    15                6                        4                  6
    Audit Fee                                                 5                9                        7                  7
    Legal Fee                                                 1                3                       --                  2
    Filing & Registration Fees                                7                6                        4                  6
    Other Expenses                                            6               12                        2                  8
---------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                       290              977                       63                476
---------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note J                                  (11)              (6)                      (1)                (4)
---------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                         279              971                       62                472
---------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)                    4,232           12,828                      945              6,921
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                     7           (2,981)                    (956)            (2,024)
    Foreign Currency Transactions                            --               63                       --                 --
    Futures and Swaps                                        --              832                      (39)               851
---------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                               7           (2,086)                    (995)            (1,173)
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)
    Investment Securities                                    --           (7,379)                     212             (2,464)
    Foreign Currency Transactions                            --              (63)                      --                 --
    Futures and Swaps                                        --             (669)                     444              2,150
---------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation
        (Depreciation)                                       --           (8,111)                     656               (314)
---------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                     7          (10,197)                    (339)            (1,487)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                               $4,239         $  2,631                   $  606            $ 5,434
---------------------------------------------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                             STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                         SPECIAL                                                       INTER-
                                                         PURPOSE                                     GLOBAL          NATIONAL
                                                           FIXED                                      FIXED             FIXED
                                                          INCOME               MUNICIPAL             INCOME            INCOME
                                                       PORTFOLIO               PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                       ----------------------------------------------------------------------
                                                                            Six Months Ended March 31, 1999
(In Thousands)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME +
    Dividends                                            $    --                 $   --            $    68           $    --
    Interest                                              16,996                  2,550              1,816             3,181
---------------------------------------------------------------------------------------------------------------------------------
       Total Income                                       16,996                  2,550              1,884             3,181
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                     954         $187                          131               268
    Less: Waived Fees                                         --          (69)      118                 --                --
    Administrative Fee--Note C                               203                     40                 28                57
    Custodian Fee--Note E                                     36                     10                  8                20
    Audit Fee                                                 14                     10                 10                12
    Legal Fee                                                  4                      1                 --                 1
    Filing & Registration Fees                                 6                      9                  5                 6
    Other Expenses                                            15                     66                  3                 7
---------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                      1,232                    254                185               371
---------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note J                                   (14)                    (4)                (1)               (1)
---------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                        1,218                    250                184               370
---------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)                    15,778                  2,300              1,700             2,811
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                 (2,494)                  (229)             1,393             1,928
    Foreign Currency Transactions                             95                     --              1,310             2,948
    Futures                                               (1,845)                   402                441               (24)
---------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                           (4,244)                   173              3,144             4,852
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                 (4,292)                   (68)            (3,248)           (6,866)
    Foreign Currency Transactions                            (95)                    --               (859)             (782)
    Futures and Swaps                                        995                  2,196                  3              (115)
---------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)             (3,392)                 2,128             (4,104)           (7,763)
---------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                 (7,636)                 2,301               (960)           (2,911)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                         $ 8,142                 $4,601            $   740           $  (100)
---------------------------------------------------------------------------------------------------------------------------------

+ Net of $1 and $12 withholding tax for the Global Fixed Income and International Fixed Income Portfolios, respectively.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                               INTERMEDIATE         MULTI-MARKET                                       MULTI-
                                                   DURATION         FIXED INCOME         BALANCED                 ASSET-CLASS
                                                  PORTFOLIO            PORTFOLIO        PORTFOLIO                   PORTFOLIO
                                               ------------------------------------------------------------------------------
                                                                     Six Months Ended March 31, 1999
(In Thousands)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME +
    Dividends                                    $    21               $   16             $ 1,575                   $   586
    Interest                                       3,518                3,903               6,709                     2,575
---------------------------------------------------------------------------------------------------------------------------------
       Total Income                                3,539                3,919               8,284                     3,161
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B             204                  217                 981          $578
    Less: Waived Fees                                 --                   --                  --           (26)        552
    Administrative Fee--Note C                        43                   39                 175                        71
    Custodian Fee--Note E                              2                    6                  32                        37
    Audit Fee                                          7                    9                  16                        16
    Legal Fee                                          1                    1                   3                         1
    Filing & Registration Fees                         6                    3                  13                         8
    Shareholder Servicing Fee--Investment
    Class shares--Note D                              --                   --                   1                         5
    Distribution Fees--Adviser Class
       shares--Note D                                 --                   --                  33                        --
    Other Expenses                                     4                    3                  48                        11
---------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                267                  278               1,302                       701
---------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note J                            (2)                  (1)                (26)                       (1)
---------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                  265                  277               1,276                       700
---------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)             3,274                3,642               7,008                     2,461
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                           (806)                (265)             15,485                     9,453
    Foreign Currency Transactions                    (11)                (208)                 31                       300
    Futures                                          174                   45                  92                       780
---------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                     (643)                (428)             15,608                    10,533
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)
    Investment Securities                         (1,463)                 (69)             44,104                    14,600
    Foreign Currency Transactions                     --                  231                 (32)                     (164)
    Futures and Swaps                                 80                   (2)               (135)                       61
---------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation
        (Depreciation)                            (1,383)                 160              43,937                    14,497
---------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                         (2,026)                (268)             59,545                    25,030
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       $ 1,248               $3,374             $66,553                   $27,491
---------------------------------------------------------------------------------------------------------------------------------

+ Net of $15 and $11 withholding tax for the Multi-Market Fixed Income and Multi-Asset-Class Portfolios, respectively.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                 (Amounts for the six months ended March 31, 1999 are unaudited)

                                                                                                          SMALL CAP
                                                  VALUE                         EQUITY                      VALUE
                                                PORTFOLIO                      PORTFOLIO                  PORTFOLIO
                                   ----------------------------------------------------------------------------------------------
                                          Year Ended    Six Months     Year Ended    Six Months     Year Ended    Six Months
                                           September         Ended      September         Ended      September         Ended
                                                 30,     March 31,            30,     March 31,            30,     March 31,
(In Thousands)                                  1998          1999           1998          1999           1998          1999
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)            $  63,524     $  17,550      $  10,969     $   3,505       $  6,115      $  2,563
   Realized Net Gain (Loss)                  453,240        53,842        245,032        98,440        117,795        (2,163)
   Change in Unrealized
     Appreciation (Depreciation)          (1,045,358)      223,161       (254,737)      131,985       (285,570)       78,163
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Net Assets Resulting from
        Operations                          (528,594)      294,553          1,264       233,930       (161,660)       78,563
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A10
   INSTITUTIONAL CLASS:
     Net Investment Income                   (62,553)      (11,942)       (12,881)       (4,390)        (5,031)       (2,892)
     Realized Net Gain                      (306,482)     (346,188)      (356,453)     (222,761)      (118,223)     (101,623)
   INVESTMENT CLASS:
     Net Investment Income                      (484)         (120)           (20)           (9)            --            --
     Realized Net Gain                        (2,354)       (3,540)          (597)         (609)            --            --
   ADVISER CLASS +:
     Net Investment Income                    (5,679)       (1,312)            (1)           (2)            --            --
     Realized Net Gain                       (27,923)      (52,186)            --          (124)            --            --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                  (405,475)     (415,288)      (369,952)     (227,895)      (123,254)     (104,515)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                  752,802       212,144        125,772        64,543        114,435       115,601
     In Lieu of Cash Distributions           313,748       311,252        360,707       218,164        121,720       103,439
     Redeemed                             (1,493,928)   (1,250,395)      (558,392)     (322,590)      (131,908)      (96,638)
   INVESTMENT CLASS:                                                                                        --
     Issued                                   12,467         1,715            242           122             --            --
     In Lieu of Cash Distributions             1,920         2,690            615           616             --            --
     Redeemed                                (11,550)      (14,847)          (510)       (1,668)            --            --
   ADVISER CLASS +:
     Issued                                  292,374        26,953            460           571             --           370
     In Lieu of Cash Distributions            29,311        48,160              1           126             --            --
     Redeemed                                (98,912)     (103,933)           (44)           (9)            --            --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        from Capital Share
        Transactions                        (201,768)     (766,261)       (71,149)      (40,125)       104,247       122,772
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)              (1,135,837)     (886,996)      (439,837)      (34,090)      (180,667)       96,820
NET ASSETS:
   Beginning of Period                     3,773,872     2,638,035      1,314,901       875,064        897,396       716,729
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                          $2,638,035    $1,751,039       $875,064      $840,974       $716,729      $813,549
=================================================================================================================================
   Undistributed net investment
     income (loss) included in end
     of period net assets                  $  13,250     $  17,426       $  2,137      $  1,241       $  2,975      $  2,646
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                            40,398        14,109          5,161         3,147          5,384         6,734
     In Lieu of Cash Distributions            17,599        22,148         17,555        12,397          6,169         6,346
     Shares Redeemed                         (80,941)      (84,566)       (24,600)      (15,964)        (6,231)       (5,663)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class Shares
        Outstanding                          (22,944)      (48,309)        (1,884)         (420)         5,322         7,417
---------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS:
     Shares Issued                               659           110             11             6             --            --
     In Lieu of Cash Distributions               107           191             30            35             --            --
     Shares Redeemed                            (613)         (989)           (22)          (87)            --            --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Investment Class Shares
        Outstanding                              153          (688)            19           (46)            --            --
---------------------------------------------------------------------------------------------------------------------------------
   ADVISER CLASS +:
     Shares Issued                            15,459         1,774             20            30             --            23
     In Lieu of Cash Distributions             1,645         3,432             --             7             --            --
     Shares Redeemed                          (5,498)       (6,975)            (2)           --             --            --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Adviser Class Shares
        Outstanding                           11,606        (1,769)            18            37             --            23
================================================================================================================================

+ The Equity Portfolio and the Small Cap Value Portfolio began offering Adviser Class shares on January 16, 1998 and January 22, 1999, respectively.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(Amounts for the six months ended March 31, 1999 are unaudited)

                                                  MID CAP                      MID CAP                    SMALL CAP
                                                  GROWTH                        VALUE                       GROWTH
                                                 PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                   ----------------------------------------------------------------------------------------------
                                                                                                      June 30,
                                          Year Ended    Six Months     Year Ended    Six Months       1998* to    Six Months
                                           September         Ended      September         Ended      September         Ended
                                                 30,     March 31,            30,     March 31,            30,     March 31,
(In Thousands)                                  1998          1999           1998          1999           1998          1999
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)             $   (674)     $   (569)      $  1,401     $   1,430         $   (4)      $   (26)
   Realized Net Gain (Loss)                  102,056       132,251         27,317        35,845           (176)        4,331
   Change in Unrealized
     Appreciation (Depreciation)            (104,691)       94,078        (79,622)       44,676           (319)        2,578
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Net Assets Resulting from
        Operations                            (3,309)      225,760        (50,904)       81,951           (499)        6,883
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A10
   INSTITUTIONAL CLASS:
     Net Investment Income                        --            (2)          (439)       (1,451)            --            --
     Realized Net Gain                       (66,908)      (77,567)       (24,048)      (31,726)            --            --
   INVESTMENT CLASS:
     Net Investment Income                        --            --            (13)          (32)            --            --
     Realized Net Gain                            --            --           (915)       (1,377)            --            --
   ADVISER CLASS+:
     Net Investment Income                        --            --             --            (8)            --            --
     Realized Net Gain                          (316)      (14,328)            --          (355)            --            --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                   (67,224)      (91,897)       (25,415)      (34,949)            --            --
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                  273,476       195,545        307,936       134,235          3,618        16,746
     Issued due to
       Reorganization--Note L                     --            --         43,226            --             --            --
     In Lieu of Cash Distributions            64,517        71,047         23,811        31,686             --            --
     Redeemed                               (291,506)     (208,414)      (102,105)     (110,875)          (115)         (947)
   INVESTMENT CLASS:
     Issued                                       --            --         24,500         1,795             --            --
     In Lieu of Cash Distributions                --            --            918         1,251             --            --
     Redeemed                                     --            --         (5,250)       (1,060)            --            --
   ADVISER CLASS+:
     Issued                                   73,812        86,700            269         3,590             --            --
     Issued due to
       Reorganization--Note L                     --            --          7,086            --             --            --
     In Lieu of Cash Distributions               310        14,192             --           363             --            --
     Redeemed                                (17,226)      (13,086)        (1,235)       (2,300)            --            --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        from Capital Share
        Transactions                         103,383       145,984        299,156        58,685          3,503        15,799
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                  32,850       279,847        222,837       105,687          3,004        22,682
NET ASSETS:
   Beginning of Period                       448,163       481,013        221,498       444,335             --         3,004
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                            $481,013      $760,860       $444,335      $550,022         $3,004       $25,686
=================================================================================================================================
   Undistributed net investment
     income (loss) included in end
     of period net assets                    $    --      $   (571)      $  1,259      $  1,198          $  --       $   (26)
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                            12,802         9,395         14,975         6,909            363           979
     Shares Issued due to
       Reorganization--Note L                     --            --          1,981            --             --            --
     In Lieu of Cash Distributions             3,693         3,801          1,280         1,662             --            --
     Shares Redeemed                         (13,871)       (9,703)        (5,123)       (5,696)           (12)          (66)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class Shares
        Outstanding                            2,624         3,493         13,113         2,875            351           913
---------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS:
     Shares Issued                                --            --          1,195            93             --            --
     In Lieu of Cash Distributions                --            --             49            66             --            --
     Shares Redeemed                              --            --           (256)          (53)            --            --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Investment Class Shares
        Outstanding                               --            --            988           106             --            --
---------------------------------------------------------------------------------------------------------------------------------
   ADVISER CLASS+:
     Shares Issued                             3,486         4,059             14           184             --            --
     Shares Issued due to
       Reorganization--Note L                     --            --            325            --             --            --
     In Lieu of Cash Distributions                18           764             --            19             --            --
     Shares Redeemed                            (806)         (627)           (68)         (117)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Adviser Class Shares
        Outstanding                            2,698         4,196            271            86             --            --
=================================================================================================================================

+ The Mid Cap Value Portfolio began offering Adviser Class shares on July 17, 1998.
* Commencement of Operations

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                 (Amounts for the six months ended March 31, 1999 are unaudited)

                                                                              DOMESTIC
                                                   FIXED                       FIXED                         HIGH
                                                   INCOME                      INCOME                       YIELD
                                                  PORTFOLIO                   PORTFOLIO                    PORTFOLIO
                                  ===============================================================================================
                                          Year Ended    Six Months     Year Ended    Six Months     Year Ended    Six Months
                                           September         Ended      September         Ended      September         Ended
                                                 30,     March 31,            30,     March 31,            30,     March 31,
(In Thousands)                                  1998          1999           1998          1999           1998          1999
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)           $  269,463    $  155,824       $  5,183      $  3,673       $ 55,020      $ 40,697
   Realized Net Gain (Loss)                   96,110       (30,231)         2,147        (1,910)        18,260        (8,164)
   Change in Unrealized
     Appreciation (Depreciation)             (53,419)      (52,863)           266        (1,863)       (86,841)       40,247
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Net Assets Resulting from
        Operations                           312,154        72,730          7,596          (100)       (13,561)       72,780
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A10
   INSTITUTIONAL CLASS:
     Net Investment Income                  (236,264)     (136,916)        (6,010)       (1,994)       (48,720)      (34,227)
     Realized Net Gain                       (49,292)     (112,821)          (907)       (2,430)       (14,043)      (17,535)
   INVESTMENT CLASS:
     Net Investment Income                    (1,481)       (1,374)            --            --           (867)         (397)
     Realized Net Gain                          (297)       (1,138)            --            --           (243)         (168)
   ADVISER CLASS:
     Net Investment Income                    (5,636)       (3,826)            --            --           (744)         (389)
     Realized Net Gain                        (1,121)       (3,280)            --            --           (180)         (185)
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                  (294,091)     (259,355)        (6,917)       (4,424)       (64,797)      (52,901)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                1,950,102       552,875         18,578       108,583        459,733       378,399
     In Lieu of Cash
       Distributions                         247,290       229,198          5,689         4,146         45,671        36,134
     Redeemed                               (809,245)     (576,999)       (45,858)      (25,730)      (250,421)     (171,639)
   INVESTMENT CLASS:
     Issued                                   50,811        14,890             --            --          9,943         3,408
     In Lieu of Cash
       Distributions                           1,337         1,981             --            --            756           521
     Redeemed                                (13,110)      (26,624)            --            --         (9,038)       (7,454)
   ADVISER CLASS:
     Issued                                   76,130        19,334             --           912         20,784        15,773
     In Lieu of Cash
       Distributions                           4,436         5,276             --            --            805           508
     Redeemed                                (26,749)      (13,009)            --          (172)       (14,409)      (11,591)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        from Capital Share
        Transactions                       1,481,002       206,922        (21,591)       87,739        263,824       244,059
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)               1,499,065        20,297        (20,912)       83,215        185,466       263,938
NET ASSETS:
   Beginning of Period                     3,306,197     4,805,262         96,954        76,042        539,142       724,608
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                          $4,805,262    $4,825,559        $76,042      $159,257       $724,608      $988,546
=================================================================================================================================
   Undistributed net investment
     income (loss) included in
     end of period net assets              $  70,218     $  83,926         $  722      $  2,401       $ 16,074      $ 21,758
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                           161,426        46,801          1,653         9,744         47,739        42,225
     In Lieu of Cash
       Distributions                          20,656        19,492            514           376          4,720         4,139
     Shares Redeemed                         (66,995)      (48,776)        (4,095)       (2,334)       (25,893)      (19,227)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class
        Shares Outstanding                   115,087        17,517         (1,928)        7,786         26,566        27,137
---------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS:
     Shares Issued                             4,202         1,263             --            --          1,014           389
     In Lieu of Cash
       Distributions                             112           168             --            --             78            59
     Shares Redeemed                          (1,089)       (2,263)            --            --           (916)         (834)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Investment Class Shares
        Outstanding                            3,225          (832)            --            --            176          (386)
---------------------------------------------------------------------------------------------------------------------------------
   ADVISER CLASS:
     Shares Issued                             6,305         1,632             --            84          2,125         1,771
     In Lieu of Cash
       Distributions                             370           448             --            --             83            58
     Shares Redeemed                          (2,211)       (1,099)            --           (16)        (1,495)       (1,275)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Adviser Class Shares
        Outstanding                            4,464           981             --            68            713           554
=================================================================================================================================

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(Amounts for the six months ended March 31, 1999 are unaudited)

                                 ------------------------------------------------------------------------------------------------
                                                                                                         MORTGAGE-
                                                 CASH                         FIXED                       BACKED
                                                RESERVES                      INCOME                    SECURITIES
                                               PORTFOLIO                   PORTFOLIO II                 PORTFOLIO
                                 ------------------------------------------------------------------------------------------------
                                        Year Ended    Six Months     Year Ended    Six Months     Year Ended    Six Months
                                         September         Ended      September         Ended      September         Ended
                                               30,     March 31,            30,     March 31,            30,     March 31,
(In Thousands)                                1998          1999           1998          1999           1998          1999
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
OPERATIONS:
   Net Investment Income (Loss)           $  6,810      $  4,232      $  20,027     $  12,828       $  2,683       $   945
   Realized Net Gain (Loss)                                    7          8,000        (2,086)           801          (995)
   Change in Unrealized
     Appreciation (Depreciation)                --            --          1,693        (8,111)        (1,284)          656
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Net Assets Resulting
        from Operations                      6,810         4,239         29,720         2,631          2,200           606
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A10
   INSTITUTIONAL CLASS:
     Net Investment Income                  (6,810)       (4,236)       (17,747)      (11,026)        (2,821)       (1,273)
     Realized Net Gain                          --            --         (2,552)       (9,302)            --            --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                  (6,810)       (4,236)       (20,299)      (20,328)        (2,821)       (1,273)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                443,318       288,963        253,821        15,672          3,623         2,128
     In Lieu of Cash
       Distributions                         6,171         3,736         15,405        17,541          1,749         1,130
     Redeemed                             (379,725)     (269,519)       (61,386)      (45,225)       (14,164)      (10,253)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        from Capital Share
        Transactions                        69,764        23,180        207,840       (12,012)        (8,792)       (6,995)
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                69,764        23,183        217,261       (29,709)        (9,413)       (7,662)
NET ASSETS:
   Beginning of Period                      98,464       168,228        226,662       443,923         38,085        28,672
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                         $ 168,228     $ 191,411      $ 443,923     $ 414,214       $ 28,672      $ 21,010
=================================================================================================================================
   Undistributed net investment
     income (loss) included in
     end of period net assets             $     --      $     (4)      $  6,124      $  7,926        $   735       $   407
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                         443,316       288,964         22,215         1,387            342           204
     In Lieu of Cash
       Distributions                         6,171         3,736          1,362         1,556            167           110
     Shares Redeemed                      (379,724)     (269,519)        (5,375)       (3,967)        (1,335)       (1,003)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Institutional Class
        Shares Outstanding                  69,763        23,181         18,202        (1,024)          (826)         (689)
=================================================================================================================================

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                 (Amounts for the six months ended March 31, 1999 are unaudited)

                                   ----------------------------------------------------------------------------------------------
                                                                                SPECIAL
                                                   LIMITED                      PURPOSE
                                                   DURATION                   FIXED INCOME                   MUNICIPAL
                                                   PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                   ----------------------------------------------------------------------------------------------
                                          Year Ended    Six Months     Year Ended    Six Months     Year Ended    Six Months
                                           September         Ended      September         Ended      September         Ended
                                                 30,     March 31,            30,     March 31,            30,     March 31,
(In Thousands)                                  1998          1999           1998          1999           1998          1999
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)             $ 12,691      $  6,921       $ 37,148      $ 15,778       $  3,859      $  2,300
   Realized Net Gain (Loss)                      186        (1,173)        14,006        (4,244)         4,194           173
   Change in Unrealized
     Appreciation (Depreciation)                  40          (314)       (12,611)       (3,392)        (2,429)        2,128
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Net Assets Resulting from
        Operations                            12,917         5,434         38,543         8,142          5,624         4,601
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A10
   INSTITUTIONAL CLASS:
     Net Investment Income                   (10,732)       (9,639)       (36,197)      (16,609)        (3,613)       (2,491)
     Realized Net Gain                            --            --        (11,303)      (14,872)            --            --
   INVESTMENT CLASS:
     Net Investment Income                        --            --            (44)           --             --            --
     Realized Net Gain                            --            --            (26)           --             --            --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                   (10,732)       (9,639)       (47,570)      (31,481)        (3,613)       (2,491)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                  123,334         9,920        164,289        32,470         50,641        22,079
     Issued due to
       Reorganization--Note L                     --            --             --            --             --        22,605
     In Lieu of Cash Distributions             9,953         8,860         42,398        28,783          2,974         1,593
     Redeemed                                (38,331)      (69,790)      (138,208)      (99,958)       (48,464)      (16,124)
   INVESTMENT CLASS:
     Issued                                       --            --             40            --             --            --
     In Lieu of Cash Distributions                --            --             71            --             --            --
     Redeemed                                     --            --         (1,339)           --             --            --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        from Capital Share
        Transactions                          94,956       (51,010)        67,251       (38,705)         5,151        30,153
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                  97,141       (55,215)        58,224       (62,044)         7,162        32,263
NET ASSETS:
   Beginning of Period                       155,570       252,711        494,045       552,269         75,120        82,282
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                            $252,711      $197,496       $552,269      $490,225        $82,282      $114,545
=================================================================================================================================
   Undistributed net investment
     income (loss) included in end
     of period net assets                   $  3,731      $  1,013       $  8,848      $  8,017        $   317       $   126
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                            11,856           956         13,380         2,736          4,287         1,976
     Shares Issued due to
       Reorganization--Note L                     --            --             --            --             --         1,898
     In Lieu of Cash Distributions               962           857          3,481         2,439            253           133
     Shares Redeemed                          (3,673)       (6,736)       (11,247)       (8,336)        (4,109)       (1,346)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class Shares
        Outstanding                            9,145        (4,923)         5,614        (3,161)           431         2,661
---------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS:
     Shares Issued                                --            --              3            --             --            --
     In Lieu of Cash Distributions                --            --              6            --             --            --
     Shares Redeemed                              --            --           (109)           --             --            --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Investment Class Shares
        Outstanding                               --            --           (100)           --             --            --
=================================================================================================================================

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(Amounts for the six months ended March 31, 1999 are unaudited)

                                   ----------------------------------------------------------------------------------------------
                                                                               INTER-
                                                   GLOBAL                     NATIONAL                 INTERMEDIATE
                                               FIXED INCOME                 FIXED INCOME                 DURATION
                                                 PORTFOLIO                    PORTFOLIO                  PORTFOLIO
                                   ----------------------------------------------------------------------------------------------
                                          Year Ended    Six Months     Year Ended    Six Months     Year Ended    Six Months
                                           September         Ended      September         Ended      September         Ended
                                                 30,     March 31,            30,     March 31,            30,     March 31,
(In Thousands)                                  1998          1999           1998          1999           1998          1999
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income                     $ 3,594       $ 1,700        $ 6,737       $ 2,811        $ 6,312       $ 3,274
   Realized Net Gain (Loss)                   (1,107)        3,144         (1,275)        4,852          1,767          (643)
   Change in Unrealized
     Appreciation (Depreciation)               3,607        (4,104)         9,247        (7,763)           901        (1,383)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Net Assets Resulting from
        Operations                             6,094           740         14,709          (100)         8,980         1,248
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A10
   INSTITUTIONAL CLASS:
     Net Investment Income                    (2,686)       (2,797)        (5,448)       (4,450)        (5,383)       (4,567)
     Realized Net Gain                        (1,005)       (1,208)        (1,362)       (2,919)          (822)       (2,363)
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                    (3,691)       (4,005)        (6,810)       (7,369)        (6,205)       (6,930)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                    7,414         4,824         20,599        12,266         75,860         7,897
     In Lieu of Cash Distributions             3,258         3,545          6,158         6,680          3,468         4,586
     Redeemed                                (18,734)      (11,234)       (37,095)      (41,201)       (37,331)      (23,874)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        from Capital Share
        Transactions                          (8,062)       (2,865)       (10,338)      (22,255)        41,997       (11,391)
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                  (5,659)       (6,130)        (2,439)      (29,724)        44,772       (17,073)
NET ASSETS:
   Beginning of Period                        77,493        71,834        152,752       150,313         72,119       116,891
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                             $71,834       $65,704       $150,313      $120,589       $116,891       $99,818
=================================================================================================================================
   Undistributed net investment
     income (loss) included in end
     of period net assets                     $   (8)     $ (1,105)      $ (3,237)     $ (4,876)       $ 1,816        $  523
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                               709           434          2,087         1,114          7,276           772
     In Lieu of Cash Distributions               317           327            634           622            336           448
     Shares Redeemed                          (1,795)       (1,023)        (3,724)       (3,896)        (3,551)       (2,324)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class Shares
        Outstanding                             (769)         (262)        (1,003)       (2,160)         4,061        (1,104)
=================================================================================================================================

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                 (Amounts for the six months ended March 31, 1999 are unaudited)

                                   ----------------------------------------------------------------------------------------------
                                                 MULTI-MARKET                                              MULTI-ASSET-
                                                 FIXED INCOME                   BALANCED                      CLASS
                                                   PORTFOLIO                    PORTFOLIO                   PORTFOLIO
                                   ----------------------------------------------------------------------------------------------
                                          October 1,
                                            1997* to    Six Months     Year Ended    Six Months     Year Ended    Six Months
                                           September         Ended      September         Ended      September         Ended
                                                 30,     March 31,            30,     March 31,            30,     March 31,
(In Thousands)                                  1998          1999           1998          1999           1998          1999
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)              $ 4,058       $ 3,642        $13,231       $ 7,008        $ 5,504       $ 2,461
   Realized Net Gain (Loss)                     (984)         (428)        42,000        15,608         14,673        10,533
   Change in Unrealized
     Appreciation (Depreciation)              (1,313)          160        (46,784)       43,937        (20,666)       14,497
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Net Assets Resulting from
        Operations                             1,761         3,374          8,447        66,553           (489)       27,491
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A10
   INSTITUTIONAL CLASS:
     Net Investment Income                    (2,487)       (3,745)       (12,012)       (5,906)        (4,749)       (1,956)
     Realized Net Gain                            --            --        (38,845)      (38,112)       (18,905)      (13,405)
     In Excess of Realized Net
       Gain                                      (53)           --             --            --             --            --
   INVESTMENT CLASS:
     Net Investment Income                        --            --            (77)           (7)          (138)          (74)
     Realized Net Gain                            --            --           (454)          (45)          (567)         (506)
   ADVISER CLASS:
     Net Investment Income                        --            --           (908)         (347)            --            --
     Realized Net Gain                            --            --         (3,340)       (2,479)            --            --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                    (2,540)       (3,745)       (55,636)      (46,896)       (24,359)      (15,941)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                   97,376           190         96,379        37,242         23,993         7,159
     Issued due to
       Reorganization--Note L                     --            --          4,938            --             --            --
     In Lieu of Cash Distributions             2,521         1,372         50,795        43,963         21,649        14,697
     Redeemed                                 (2,056)         (769)       (69,316)      (55,900)       (29,755)      (29,338)
   INVESTMENT CLASS:
     Issued                                       --            --            914           259          1,489            53
     In Lieu of Cash Distributions                --            --            531            52            705           580
     Redeemed                                     --            --         (4,648)         (261)          (191)         (187)
   ADVISER CLASS:
     Issued                                       --            --          5,523         2,435             --            --
     Issued due to
       Reorganization--Note L                     --            --            241            --             --            --
     In Lieu of Cash Distributions                --            --          4,247         2,824             --            --
     Redeemed                                     --            --         (9,570)       (2,637)            --            --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        from Capital Share
        Transactions                          97,841           793         80,034        27,977         17,890        (7,036)
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                  97,062           422         32,845        47,634         (6,958)        4,514
NET ASSETS:
   Beginning of Period                            --        97,062        374,593       407,438        178,230       171,272
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                             $97,062       $97,484       $407,438      $455,072       $171,272      $175,786
=================================================================================================================================
   Undistributed net investment
     income (loss) included in end
     of period net assets                    $ 1,681       $ 1,578        $ 3,496       $ 4,244        $   873       $ 1,304
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                             9,793            19          6,793         2,733          1,889           580
     Shares Issued due to
       Reorganization--Note L                     --            --            334            --             --            --
     In Lieu of Cash Distributions               253           142          3,799         3,373          1,826         1,253
     Shares Redeemed                            (204)          (78)        (4,951)       (4,087)        (2,355)       (2,387)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class Shares
        Outstanding                            9,842            83          5,975         2,019          1,360          (554)
---------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS:
     Shares Issued                                --            --             64            19            115             4
     In Lieu of Cash Distributions                --            --             40             4             59            50
     Shares Redeemed                              --            --           (329)          (19)           (15)          (15)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Investment Class Shares
        Outstanding                               --            --           (225)            4            159            39
---------------------------------------------------------------------------------------------------------------------------------
   ADVISER CLASS:
     Shares Issued                                --            --            383           177             --            --
     Shares Issued due to
       Reorganization--Note L                     --            --             16            --             --            --
     In Lieu of Cash Distributions                --            --            319           217             --            --
     Shares Redeemed                              --            --           (672)         (191)            --            --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Adviser Class Shares
        Outstanding                               --            --             46           203             --            --
=================================================================================================================================

* Commencement of Operations

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 1999 are unaudited)


                                                                        Institutional Class
                                                   -----------------------------------------------------------------------------
                                                                                                                  Six Months
                                                                     Year Ended September 30,                          Ended
VALUE PORTFOLIO                                    ------------------------------------------------------------    March 31,
                                                       1994         1995         1996       1997++         1998         1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  12.76   $    12.63   $    14.89   $    15.61   $    20.37   $    15.16
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                               0.30         0.31         0.30         0.34         0.34         0.16
   Net Realized and Unrealized Gain (Loss) on
     Investments                                       0.59         3.34         2.20         5.75        (3.38)        1.58
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                       0.89         3.65         2.50         6.09        (3.04)        1.74
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                              (0.29)       (0.31)       (0.32)       (0.30)       (0.36)       (0.08)
   Realized Net Gain                                  (0.73)       (1.08)       (1.46)       (1.03)       (1.81)       (2.61)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   (1.02)       (1.39)       (1.78)       (1.33)       (2.17)       (2.69)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $  12.63   $    14.89   $    15.61   $    20.37   $    15.16   $    14.21
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          7.45%       32.58%       18.41%       41.25%      (16.41%)      11.78%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)           $981,337   $1,271,586   $1,844,740   $3,542,772   $2,288,236   $1,458,126
   Ratio of Expenses to Average Net Assets
     (1)                                              0.61%        0.60%        0.61%        0.62%        0.60%        0.62%*
   Ratio of Net Investment Income to Average
     Net Assets                                       2.40%        2.43%        2.07%        1.93%        1.76%        1.49%*
   Portfolio Turnover Rate                              54%          56%          53%          46%          56%          19%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                    N/A        0.60%        0.60%        0.61%        0.59%        0.61%*
---------------------------------------------------------------------------------------------------------------------------------

                                                                  Investment Class
                                                --------------------------------------------------
                                                       May 6,       Year Ended       Six  Months
                                                    1996** to     September 30,            Ended
                                                September 30,    ---------------       March 31,
                                                         1996    1997++       1998          1999
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $       14.97   $ 15.60   $  20.36         $15.15
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                 0.12      0.31       0.31           0.14
   Net Realized and Unrealized Gain (Loss)
     on Investments                                      0.59      5.75      (3.38)          1.59
---------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                         0.71      6.06      (3.07)          1.73
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                (0.08)    (0.27)     (0.33)         (0.08)
   Realized Net Gain                                       --     (1.03)     (1.81)         (2.61)
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     (0.08)    (1.30)     (2.14)         (2.69)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $       15.60   $ 20.36   $  15.15         $14.19
---------------------------------------------------------------------------------------------------
TOTAL RETURN                                            4.78%    41.01%    (16.55%)         11.66%
---------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)        $       9,244   $29,847   $ 24,527        $13,217
   Ratio of Expenses to Average Net Assets
     (2)                                                0.76%*    0.80%      0.75%           0.77%*
   Ratio of Net Investment Income to
     Average Net Assets                                 2.05%*    1.75%      1.62%          1.35%*
   Portfolio Turnover Rate                                53%       46%        56%            19%
---------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO
    OF EXPENSES TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                               N/A     0.09%        N/A           N/A
     Ratio Including Expense Offsets                    0.75%*    0.79%      0.74%          0.76%*
--------------------------------------------------------------------------------------------------


                                                                      Adviser Class
                                                 ------------------------------------------------
                                                      July 17,       Year Ended        Six Months
                                                    1996*** to      September 30,           Ended
                                                 September 30,    ------------------    March 31,
                                                          1996    1997++        1998         1999

-------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   14.11    $ 15.61    $ 20.35   $    15.13
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                 0.01       0.30       0.29         0.10
   Net Realized and Unrealized Gain (Loss)
     on Investments                                      1.49       5.74      (3.38)        1.62
-------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                         1.50       6.04      (3.09)        1.72
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                   --      (0.27)     (0.32)       (0.06)
   Realized Net Gain                                       --      (1.03)     (1.81)       (2.61)
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                        --      (1.30)     (2.13)       (2.67)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $    15.61    $ 20.35    $ 15.13   $    14.18
-------------------------------------------------------------------------------------------------
TOTAL RETURN                                           10.63%     40.87%    (16.66%)      11.64%
-------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)           $       15,493   $201,253   $325,272   $  279,696
   Ratio of Expenses to Average Net Assets (2)               0.86%*     0.90%      0.85%        0.87%*
   Ratio of Net Investment Income to
     Average Net Assets                                      1.66%*     1.63%      1.52%        1.23%*
   Portfolio Turnover Rate                                     53%        46%        56%          19%
-----------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO
    OF EXPENSES TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                   N/A        N/A        N/A          N/A
     Ratio Including Expense Offsets                         0.85%*     0.89%      0.84%        0.86%*
-----------------------------------------------------------------------------------------------------

**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares
=================================================================
*    Annualized
++   Per share amounts for the year ended September 30, 1997, are based on average shares outstanding.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 1999 are unaudited)

                                                                                Institutional Class
                                                   ------------------------------------------------------------------------------
                                                                                                                  Six Months
                                                                              Year Ended September 30,                 Ended
EQUITY PORTFOLIO                                   ------------------------------------------------------------    March 31,
                                                         1994         1995         1996         1997       1998         1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    22.82   $    21.05   $    24.43   $    25.67   $  29.45   $    20.44
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                 0.44         0.52         0.50         0.36       0.24         0.09
   Net Realized and Unrealized Gain (Loss) on
     Investments                                         0.41         4.55         3.26         8.22      (1.04)        5.25
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                         0.85         5.07         3.76         8.58      (0.80)        5.34
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                (0.41)       (0.52)       (0.50)       (0.40)     (0.28)       (0.11)
   Realized Net Gain                                    (2.21)       (1.17)       (2.02)       (4.40)     (7.93)       (5.83)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     (2.62)       (1.69)       (2.52)       (4.80)     (8.21)       (5.94)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $    21.05   $    24.43   $    25.67   $    29.45   $  20.44   $    19.84
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            4.11%       26.15%       16.48%       38.46%     (2.66%)      29.92%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)           $1,193,017   $1,597,632   $1,442,261   $1,312,547   $872,662   $  838,840
   Ratio of Expenses to Average Net Assets (1)           0.60%        0.61%        0.60%        0.60%      0.61%        0.61%*
   Ratio of Net Investment Income to Average
     Net Assets                                         2.10%        2.39%        1.95%        1.30%      0.94%        0.79%*
   Portfolio Turnover Rate                                41%          67%          67%          85%        77%          61%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
   EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                      N/A        0.60%        0.60%        0.59%      0.59%        0.59%*
---------------------------------------------------------------------------------------------------------------------------------


                                                             Investment Class                              Adviser Class
                                           ------------------------------------------------      --------------------------------
                                               April 10,        Year Ended       Six Months         January 16,   Six Months
                                               1996** to      September 30,           Ended          1998*** to        Ended
                                           September 30,     ----------------     March 31,       September 30,    March 31,
                                                    1996       1997       1998         1999                1998         1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $       24.31    $ 25.66    $ 29.42   $    20.42       $       20.50   $    20.42
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                            0.22       0.34       0.20         0.04                0.10         0.07
   Net Realized and Unrealized Gain
     (Loss) on Investments                          1.24       8.17      (1.03)        5.29               (0.09)        5.25
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    1.46       8.51      (0.83)        5.33                0.01         5.32
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                           (0.11)     (0.35)     (0.24)       (0.09)              (0.09)       (0.08)
   Realized Net Gain                                  --      (4.40)     (7.93)       (5.83)                 --        (5.83)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                (0.11)     (4.75)     (8.17)       (5.92)              (0.09)       (5.91)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $       25.66    $ 29.42    $ 20.42   $    19.83       $       20.42   $    19.83
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       6.02%     38.12%     (2.78%)      29.81%              (0.02%)      29.75%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period
     (Thousands)                           $         113    $ 2,354    $ 2,029   $    1,051       $         373   $    1,083
   Ratio of Expenses to Average Net
     Assets (2)                                    0.75%*     0.80%      0.76%        0.76%*              0.88%*       0.85%
   Ratio of Net Investment Income to
     Average Net Assets                            1.83%*     1.12%      0.78%        0.65%*              0.65%*       0.50%*
   Portfolio Turnover Rate                           67%        85%        77%          61%                 77%          61%
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE
   RATIO OF EXPENSES TO AVERAGE NET
   ASSETS:
     Reduction in Ratio due to
       Expense Reimbursement/Waiver                  N/A      1.28%        N/A          N/A                 N/A          N/A
     Ratio Including Expense Offsets               0.75%*     0.80%      0.74%        0.75%*              0.82%*       0.84%*
---------------------------------------------------------------------------------------------------------------------------------

**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares
-----------------------------------------------------------------
*    Annualized

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 1999 are unaudited)



                                                                                 Institutional Class
                                                         ------------------------------------------------------------------------
                                                                                                                Six Months
                                                                         Year Ended September 30,                    Ended
SMALL CAP VALUE PORTFOLIO                                ----------------------------------------------------    March 31,
                                                             1994       1995       1996       1997       1998         1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  17.55   $  17.67   $  18.28   $  19.64   $  24.97      $ 17.37
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                     0.16       0.19       0.18       0.15       0.16         0.05
   Net Realized and Unrealized Gain (Loss) on
     Investments                                             1.14       2.49       3.62       8.39      (4.33)        1.82
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                             1.30       2.68       3.80       8.54      (4.17)        1.87
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                    (0.24)     (0.14)     (0.20)     (0.11)     (0.14)       (0.07)
   Realized Net Gain                                        (0.94)     (1.93)     (2.24)     (3.10)     (3.29)       (2.46)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         (1.18)     (2.07)     (2.44)     (3.21)     (3.43)       (2.53)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  17.67   $  18.28   $  19.64   $  24.97   $  17.37      $ 16.71
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                8.04%     18.39%     24.00%     48.81%    (18.34%)      11.13%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                 $308,156   $430,368   $585,457   $897,396   $716,729     $813,173
   Ratio of Expenses to Average Net Assets (1)              0.88%      0.87%      0.86%      0.86%      0.86%        0.87%*
   Ratio of Net Investment Income to Average Net
     Assets                                                 0.91%      1.20%      0.99%      0.70%      0.71%        0.66%*
   Portfolio Turnover Rate                                   162%       119%       145%       107%       163%         121%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
 EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                          N/A      0.87%      0.86%      0.86%      0.86%        0.86%*
---------------------------------------------------------------------------------------------------------------------------------


                                                                  Adviser Class
                                                             -----------------------
                                                                  January 22,
                                                                   1999**, to
                                                                    March 31,
                                                                         1999
------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $     17.32
------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Realized and Unrealized Gain (Loss) on Investments               (0.61)
------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                        (0.61)
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $     16.71
------------------------------------------------------------------------------------
TOTAL RETURN                                                          (3.52)%
------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                          $       376
   Ratio of Expenses to Average Net Assets (1)                          1.12%*
   Ratio of Net Investment Income to Average Net Assets                 0.28%*
   Portfolio Turnover Rate                                               121%
------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                                    1.10%*
------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 1999 are unaudited)


                                                                                         Institutional Class
                                                             --------------------------------------------------------------------
                                                                                                                Six Months
                                                                                                                     Ended
                                                                         Year Ended September 30,                March 31,
MID CAP GROWTH PORTFOLIO                                     ------------------------------------------------         1999
                                                             1994       1995       1996       1997       1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  18.56   $  16.29   $  18.60   $  20.53   $  21.84   $    18.62
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.02       0.03       0.01      (0.01)     (0.03)       (0.01)
   Net Realized and Unrealized Gain (Loss) on
     Investments                                            (0.58)      4.21       4.70       4.75       0.24         7.60
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                            (0.56)      4.24       4.71       4.74       0.21         7.59
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                    (0.01)     (0.03)     (0.03)        --         --           --
   Realized Net Gain                                        (1.70)     (1.90)     (2.75)     (3.43)     (3.43)       (3.49)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         (1.71)     (1.93)     (2.78)     (3.43)     (3.43)       (3.49)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  16.29   $  18.60   $  20.53   $  21.84   $  18.62   $    22.72
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               (3.28%)    30.56%     28.81%     28.05%      2.00%       44.82%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                 $302,995   $373,547   $403,281   $446,963   $429,955   $  603,950
   Ratio of Expenses to Average Net Assets (1)              0.60%      0.61%      0.60%      0.63%      0.62%        0.62%*
   Ratio of Net Investment Income to Average Net
     Assets                                                 0.12%      0.21%      0.04%     (0.07%)    (0.13%)      (0.14%)*
   Portfolio Turnover Rate                                    55%       129%       141%       134%       172%         119%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                          N/A      0.60%      0.60%      0.61%      0.60%        0.60%*
---------------------------------------------------------------------------------------------------------------------------------


                                                                                       Adviser Class
                                                                  -------------------------------------------------------
                                                                    January 31,               Year      Six Months
                                                                      1997** to              Ended           Ended
                                                                  September 30,      September 30,       March 31,
                                                                           1997               1998            1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $       17.04      $       21.81      $    18.55
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                           (0.02)             (0.03)          (0.03)
   Net Realized and Unrealized Gain (Loss) on Investments                  4.79               0.20            7.55
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           4.77               0.17            7.52
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Realized Net Gain                                                         --              (3.43)          (3.49)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                          --              (3.43)          (3.49)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $       21.81      $       18.55      $    22.58
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             27.99%              1.79%          44.60%
-------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                          $       1,200      $      51,058      $  156,910
   Ratio of Expenses to Average Net Assets (2)                            0.88%*             0.87%           0.87%*
   Ratio of Net Investment Income to Average Net Assets                  (0.41%)*           (0.25%)         (0.40%)*
   Portfolio Turnover Rate                                                 134%               172%            119%
-------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                                      0.86%*             0.84%           0.85%*
-------------------------------------------------------------------------------------------------------------------------

**   Initial offering of Adviser Class shares
-----------------------------------------------------------------
*    Annualized

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 1999 are unaudited)


                                                                                         Institutional Class
                                                             --------------------------------------------------------------------
                                                              December 30,           Year Ended September 30,   Six Months
                                                                 1994** to        ---------------------------        Ended
                                                             September 30,                                       March 31,
MID CAP VALUE PORTFOLIO                                               1995       1996      1997++      1998++         1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $       10.00    $ 13.45    $  14.49    $  21.80   $    18.12
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                              0.55#      0.11        0.05        0.08         0.05
   Net Realized and Unrealized Gain (Loss) on
     Investments                                                      2.90       2.52        8.37       (1.53)        3.13
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                      3.45       2.63        8.42       (1.45)        3.18
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                --      (0.55)      (0.10)      (0.04)       (0.06)
   Realized Net Gain                                                    --      (1.04)      (1.01)      (2.19)       (1.31)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                     --      (1.59)      (1.11)      (2.23)       (1.37)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $       13.45    $ 14.49    $  21.80    $  18.12   $    19.93
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        34.50%     22.30%      61.40%      (6.92%)      17.90%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                     $       4,507    $50,449    $220,260    $420,555   $  520,026
   Ratio of Expenses to Average Net Assets (1)                       0.93%*     0.88%       0.90%       0.90%        0.87%*
   Ratio of Net Investment Income to Average Net Assets             10.13%*#    1.61%       0.28%       0.40%        0.56%*
   Portfolio Turnover Rate                                            639%#      377%        184%        213%         129%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
 TO AVERAGE NET ASSETS:
   Reduction in Ratio due to Expense
     Reimbursement/Waiver                                            2.13%*     0.18%       0.02%         N/A          N/A
   Ratio Including Expense Offsets                                   0.88%*     0.88%       0.88%       0.88%        0.86%*
---------------------------------------------------------------------------------------------------------------------------------

**   Commencement of Operations
#    Net Investment Income, the Ratio of Net Investment Income to
     Average Net Assets and the Portfolio Turnover Rate reflect activity relating to a nonrecurring initiative to invest in higher-paying dividend income producing securities.


                                                        Investment Class                              Adviser Class
                                       --------------------------------------------------      ---------------------------
                                             May 10,         Year Ended        Six Months            July 17,   Six Months
                                          1996*** to        September 30,           Ended         1998**** to        Ended
                                       September 30,      ----------------      March 31,       September 30,    March 31,
                                                1996      1997++     1998++          1999              1998++         1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                $       13.77    $  14.48    $ 21.75    $    18.05       $       21.82   $    18.12
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                        0.04        0.01       0.05          0.04                0.01         0.03
   Net Realized and Unrealized
     Gain (Loss) on Investments                 0.67        8.36      (1.53)         3.12               (3.71)        3.13
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                0.71        8.37      (1.48)         3.16               (3.70)        3.16
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                          --       (0.09)     (0.03)        (0.03)                 --        (0.03)
   Realized Net Gain                              --       (1.01)     (2.19)        (1.31)                 --        (1.31)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               --       (1.10)     (2.22)        (1.34)                 --        (1.34)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $       14.48    $  21.75    $ 18.05    $    19.87       $       18.12   $    19.94
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                   5.16%      61.05%     (7.08%)       17.85%             (16.96%)      17.78%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period
     (Thousands)                       $         127    $  1,238    $18,861    $   22,860       $       4,919   $    7,136
   Ratio of Expenses to Average
     Net Assets (2)                            1.03%*      1.09%      1.05%         1.02%*              1.24%*       1.14%*
   Ratio of Net Investment Income
     to Average Net Assets                     0.86%*      0.04%      0.25%         0.41%*              0.25%*       0.29%*
   Portfolio Turnover Rate                      377%        184%       213%          129%                213%         129%
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON
    THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
   Reduction in Ratio due to
     Expense Reimbursement/Waiver              0.14%*      4.60%        N/A           N/A                 N/A          N/A
   Ratio Including Expense
     Offsets                                   1.03%*      1.07%      1.03%         1.01%*              1.17%*       1.13%*
---------------------------------------------------------------------------------------------------------------------------------


***  Initial offering of Investment Class shares
**** Initial offering of Adviser Class shares
-----------------------------------------------------------------
*    Annualized
++   Per share amounts for the years ended September 30, 1997 and
     September 30, 1998, are based on average shares outstanding.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 1999 are unaudited)


                                                                            Institutional Class
                                                                  ------------------------------------
                                                                       June 30,      Six Months
                                                                      1998** to           Ended
                                                                  September 30,       March 31,
SMALL CAP GROWTH PORTFOLIO                                                 1998            1999
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $       10.00      $     8.57
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                           (0.01)          (0.02)
   Net Realized and Unrealized Gain (Loss) on Investments                 (1.42)          11.78
------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                          (1.43)          11.76
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $        8.57      $    20.33
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                            (14.30%)        137.22%
------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                          $       3,004      $   25,686
   Ratio of Expenses to Average Net Assets (1)                            1.16%*          1.23%*
   Ratio of Net Investment Income (Loss) to Average Net
     Assets                                                              (0.46%)*        (0.72%)*
   Portfolio Turnover Rate                                                  67%            190%
------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
   Reduction in Ratio due to Expense Reimbursement/Waiver                 3.67%*          0.68%*
   Ratio Including Expense Offsets                                        1.15%*          1.15%*
------------------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 1999 are unaudited)


                                                                                  Institutional Class
                                                     ----------------------------------------------------------------------------
                                                                                                                Six Months
FIXED INCOME PORTFOLIO                                               Year Ended September 30,                        Ended
                                                     --------------------------------------------------------    March 31,
                                                     1994         1995         1996       1997++       1998++         1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    12.86   $    10.93   $    11.82   $    11.83   $    12.22   $    12.22
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                             0.77         0.80         0.78         0.80         0.78         0.39
   Net Realized and Unrealized Gain
     (Loss) on Investments                          (1.28)        0.69         0.08         0.50         0.14        (0.21)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    (0.51)        1.49         0.86         1.30         0.92         0.18
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                            (0.82)       (0.60)       (0.79)       (0.78)       (0.75)       (0.36)
   Realized Net Gain                                (0.47)          --        (0.06)       (0.13)       (0.17)       (0.30)
   In Excess of Realized Net Gain                   (0.13)          --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                 (1.42)       (0.60)       (0.85)       (0.91)       (0.92)       (0.66)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $    10.93   $    11.82   $    11.83   $    12.22   $    12.22   $    11.74
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       (4.43%)      14.19%        7.63%       11.47%        7.90%        1.48%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)       $1,194,957   $1,487,409   $1,790,146   $3,219,987   $4,625,015   $4,650,620
   Ratio of Expenses to Average Net
     Assets (1)                                     0.49%        0.49%        0.48%        0.49%        0.48%        0.47%*
   Ratio of Net Investment Income to
     Average Net Assets                             6.79%        7.28%        6.77%        6.73%        6.49%        6.46%*
   Portfolio Turnover Rate                           100%         140%         162%         179%         121%          54%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO
    OF EXPENSES TO AVERAGE NET ASSETS:
   Ratio Including Expense Offsets                    N/A        0.48%        0.48%        0.48%        0.47%        0.46%*
---------------------------------------------------------------------------------------------------------------------------------


                                              Investment Class                                    Adviser Class
                                 ------------------------------------------    -------------------------------------------------
                                   October 15,            Year   Six Months      November 7,             Year   Six Months
                                     1996** to           Ended        Ended       1996*** to            Ended        Ended
                                 September 30,   September 30,    March 31,    September 30,    September 30,    March 31,
                                        1997++          1998++         1999           1997++           1998++         1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                       $       11.80   $       12.22   $    12.22    $       12.04    $       12.22   $    12.23
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
   Net Investment Income                  0.75            0.76         0.37             0.70             0.75         0.37
   Net Realized and
     Unrealized Gain (Loss)
     on Investments                       0.40            0.14        (0.19)            0.20             0.14        (0.20)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
 OPERATIONS                               1.15            0.90         0.18             0.90             0.89         0.17
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                 (0.60)          (0.73)       (0.35)           (0.59)           (0.71)       (0.35)
   Realized Net Gain                     (0.13)          (0.17)       (0.30)           (0.13)           (0.17)       (0.30)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                      (0.73)          (0.90)       (0.65)           (0.72)           (0.88)       (0.65)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                          $       12.22   $       12.22   $    11.75    $       12.22    $       12.23   $    11.75
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                            10.07%           7.72%        1.48%            7.79%            7.63%        1.31%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL
 DATA
   Net Assets, End of
     Period (Thousands)          $       9,527   $      48,944   $   37,274    $      76,683    $     131,303   $  137,665
   Ratio of Expenses to
     Average Net Assets (2)              0.66%*          0.63%        0.62%*           0.77%*           0.73%        0.72%*
   Ratio of Net Investment
     Income to Average Net
     Assets                              6.57%*          6.31%        6.35%*           6.50%*           6.22%        6.20%*
   Portfolio Turnover Rate                179%            121%          54%             179%             121%          54%
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL
    INFORMATION ON THE
    RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
   Reduction in Ratio due
     to Expense
     Reimbursement/Waiver                0.12%*            N/A          N/A            0.01%*             N/A          N/A
   Ratio Including Expense
     Offsets                             0.65%*          0.62%        0.61%*           0.76%*           0.72%        0.71%*
---------------------------------------------------------------------------------------------------------------------------------


**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares
-----------------------------------------------------------------
*    Annualized
++   Per share amounts for the years ended September 30, 1997 and
     September 30, 1998, are based on average shares outstanding.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 1999 are unaudited)


                                                                                      Institutional Class
                                                              -------------------------------------------------------------------
                                                                                                                Six Months
                                                                                                                     Ended
                                                                          Year Ended September 30,               March 31,
DOMESTIC FIXED INCOME PORTFOLIO                                ----------------------------------------------         1999
                                                               1994       1995      1996       1997      1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 11.99   $   9.87   $ 11.03   $  10.89   $ 11.27   $    11.40
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                       0.94       0.52      0.56       0.74      0.73         0.30
   Net Realized and Unrealized Gain (Loss) on
     Investments                                              (1.23)      0.87     (0.09)      0.33      0.32        (0.29)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                              (0.29)      1.39      0.47       1.07      1.05         0.01
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                      (0.95)     (0.23)    (0.57)     (0.67)    (0.79)       (0.24)
   Realized Net Gain                                          (0.73)        --        --      (0.02)    (0.13)       (0.21)
   In Excess of Realized Net Gain                             (0.15)        --     (0.04)        --        --           --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           (1.83)     (0.23)    (0.61)     (0.69)    (0.92)       (0.45)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $  9.87   $  11.03   $ 10.89   $  11.27   $ 11.40   $    10.96
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 (2.87%)    14.33%     4.41%     10.20%     9.83%        0.10%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                    $36,521   $ 36,147   $95,362   $ 96,954   $76,042   $  158,515
   Ratio of Expenses to Average Net Assets (1)                0.50%      0.51%     0.52%      0.51%     0.51%        0.53%*
   Ratio of Net Investment Income to Average Net
     Assets                                                   7.65%      6.80%     5.73%      6.48%     6.32%        5.99%*
   Portfolio Turnover Rate                                      78%       313%      168%       217%      145%          51%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
 TO AVERAGE NET ASSETS:
   Reduction in Ratio due to Expense
     Reimbursement/Waiver                                     0.03%      0.09%     0.01%      0.01%     0.01%        0.03%*
   Ratio Including Expense Offsets                              N/A      0.50%     0.50%      0.50%     0.50%        0.49%*
---------------------------------------------------------------------------------------------------------------------------------


                                                                        Adviser Class
                                                                      ----------------
                                                                       March 1,
                                                                      1999** to
                                                                      March 31,
                                                                           1999
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $       10.85
--------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                   0.10
   Net Realized and Unrealized Gain (Loss) on Investments                  0.01
--------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           0.11
--------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $       10.96
--------------------------------------------------------------------------------------
TOTAL RETURN                                                              1.01%
--------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                          $         742
   Ratio of Expenses to Average Net Assets (1)                            0.76%
   Ratio of Net Investment Income to Average Net Assets                  16.27%*
   Portfolio Turnover Rate                                                  51%
--------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
   Reduction in Ratio due to Expense Reimbursement/Waiver                 0.03%
   Ratio Including Expense Offsets                                        0.73%
--------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 1999 are unaudited)


                                                                                  Institutional Class
                                                             -------------------------------------------------------------
                                                                         Year Ended September 30,
                                                             ------------------------------------------------   Six Months
                                                                                                                     Ended
                                                             1994       1995       1996     1997++     1998++    March 31,
HIGH YIELD PORTFOLIO                                                                                                  1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   9.49   $   8.97   $   9.08   $   9.32   $  10.15   $     8.99
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                     0.75       0.90       0.88       0.86       0.85         0.40
   Net Realized and Unrealized Gain (Loss) on
     Investments                                            (0.42)      0.19       0.28       0.87      (0.93)        0.36
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                             0.33       1.09       1.16       1.73      (0.08)        0.76
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                    (0.69)     (0.85)     (0.92)     (0.87)     (0.82)       (0.40)
   Realized Net Gain                                        (0.16)     (0.08)        --      (0.03)     (0.26)       (0.19)
   In Excess of Realized Net Gain                              --      (0.05)        --         --         --           --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         (0.85)     (0.98)     (0.92)     (0.90)     (1.08)       (0.59)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $   8.97   $   9.08   $   9.32   $  10.15   $   8.99   $     9.16
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                3.57%     13.58%     13.83%     19.90%     (1.17%)       8.89%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                 $182,969   $220,785   $289,810   $523,899   $703,110   $  965,091
   Ratio of Expenses to Average Net Assets (1)              0.50%      0.50%      0.49%      0.51%      0.50%        0.48%*
   Ratio of Net Investment Income to Average Net
     Assets                                                 9.01%     10.68%     10.04%      9.05%      8.74%        9.63%*
   Portfolio Turnover Rate                                   112%        96%       115%        96%        75%          17%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
   Reduction in Ratio due to Expense
     Reimbursement/Waiver                                     N/A        N/A        N/A        N/A        N/A        0.01%
   Ratio Including Expense Offsets                            N/A      0.49%      0.48%      0.50%      0.48%        0.47%*
---------------------------------------------------------------------------------------------------------------------------------


                                                Investment Class                                 Adviser Class
                                -----------------------------------------------    ------------------------------------------
                                      May 21,       Year Ended       Six Months      January 31,            Year   Six Months
                                    1996** to     September 30,           Ended        1997***to           Ended        Ended
                                September 30,     --------------      March 31,    September 30,   September 30,    March 31,
                                         1996     1997++    1998++         1999           1997++          1998++         1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                      $        9.06   $   9.31   $ 10.16   $     9.00    $        9.39   $       10.15   $     8.99
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
   Net Investment Income                 0.31       0.84      0.83         0.59             0.56            0.83         0.46
   Net Realized and
     Unrealized Gain
     (Loss) on Investments               0.16       0.88     (0.93)        0.17             0.59           (0.93)        0.28
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
 OPERATIONS                              0.47       1.72     (0.10)        0.76             1.15           (0.10)        0.74
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                (0.22)     (0.84)    (0.80)       (0.39)           (0.39)          (0.80)       (0.38)
   Realized Net Gain                       --      (0.03)    (0.26)       (0.19)              --           (0.26)       (0.19)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     (0.22)     (0.87)    (1.06)       (0.58)           (0.39)          (1.06)       (0.57)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                         $        9.31   $  10.16   $  9.00   $     9.18    $       10.15   $        8.99   $     9.16
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                            5.34%     19.77%    (1.37%)       8.88%           12.63%          (1.37%)       8.64%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL
 DATA
   Net Assets, End of
     Period (Thousands)         $       5,139   $ 10,916   $11,262   $    7,938    $       4,327   $      10,236   $   15,517
   Ratio of Expenses to
     Average Net Assets
     (2)                                0.62%*     0.70%     0.65%        0.63%*           0.78%*          0.75%        0.73%*
   Ratio of Net Investment
     Income to Average Net
     Assets                            11.06%*     8.84%     8.58%        9.53%*           8.68%*          8.55%        9.44%*
   Portfolio Turnover Rate               115%        96%       75%          17%              96%             75%          17%
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL
    INFORMATION ON THE
    RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
   Reduction in Ratio due
     to Expense
     Reimbursement/Waiver                 N/A      0.22%       N/A        0.01%*             N/A             N/A        0.01%*
   Ratio Including Expense
     Offsets                            0.61%*     0.69%     0.63%        0.62%*           0.76%*          0.73%        0.72%*
---------------------------------------------------------------------------------------------------------------------------------


**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares
-----------------------------------------------------------------
*    Annualized
     Per share amounts for the years ended September 30, 1997 and
++   September 30, 1998, are based on average shares outstanding.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 1999 are unaudited)

CASH RESERVES PORTFOLIO
                                                                                    Institutional Class
                                                                ----------------------------------------------------------
                                                                                                                Six Months
                                                                           Year Ended September 30,                  Ended
                                                                ---------------------------------------------    March 31,
                                                                1994      1995      1996      1997       1998       1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 1.000   $ 1.000   $ 1.000   $ 1.000   $  1.000   $    1.000
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                       0.034     0.055     0.052     0.052      0.053        0.024
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                               0.034     0.055     0.052     0.052      0.053        0.024
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                      (0.034)   (0.055)   (0.052)   (0.052)    (0.053)      (0.024)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $ 1.000   $ 1.000   $ 1.000   $ 1.000   $  1.000   $    1.000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   3.40%     5.57%     5.35%     5.32%      5.47%        0.00%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                     $37,933   $44,624   $78,497   $98,464   $168,228   $  191,411
   Ratio of Expenses to Average Net Assets (1)                 0.32%     0.33%     0.33%     0.33%      0.32%        0.33%*
   Ratio of Net Investment Income to Average Net Assets        3.70%     5.45%     5.19%     5.20%      5.33%        4.85%*
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
 TO AVERAGE NET ASSETS:
   Reduction of Ratio due to Expense
     Reimbursement/Waiver                                      0.14%     0.11%     0.09%     0.07%      0.05%        0.05%*
   Ratio Including Expense Offsets                               N/A     0.32%     0.32%     0.32%      0.32%        0.32%*
---------------------------------------------------------------------------------------------------------------------------------

*    Annualized

FIXED INCOME PORTFOLIO II
                                                                                  Institutional Class
                                                             -------------------------------------------------------------
                                                                                                                Six Months
                                                                         Year Ended September 30,                    Ended
                                                             ------------------------------------------------    March 31,
                                                             1994       1995       1996       1997       1998       1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  11.97   $  10.42   $  11.33   $  11.23   $  11.46   $    11.69
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                     0.63       0.71       0.70       0.74       0.61         0.35
   Net Realized and Unrealized Gain (Loss) on
     Investments                                            (1.16)      0.71      (0.03)      0.39       0.40        (0.27)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                            (0.53)      1.42       0.67       1.13       1.01         0.08
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                    (0.67)     (0.51)     (0.66)     (0.79)     (0.66)       (0.30)
   Realized Net Gain                                        (0.21)        --      (0.08)     (0.11)     (0.12)       (0.26)
   In Excess of Realized Net Gain                           (0.14)        --      (0.03)        --         --           --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         (1.02)     (0.51)     (0.77)     (0.90)     (0.78)       (0.56)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  10.42   $  11.33   $  11.23   $  11.46   $  11.69   $    11.21
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               (4.76%)    14.13%      6.12%     10.58%      9.23%        0.72%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                 $129,902   $176,945   $191,740   $226,662   $443,923   $  414,214
   Ratio of Expenses to Average Net Assets (1)              0.51%      0.51%      0.50%      0.50%      0.50%        0.47%*
   Ratio of Net Investment Income to Average Net
     Assets                                                 6.07%      6.75%      6.06%      6.54%      6.19%        6.20%*
   Portfolio Turnover Rate                                   137%       153%       165%       182%        92%          61%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
 EXPENSES TO AVERAGE NET ASSETS:
   Ratio Including Expense Offsets                            N/A      0.49%      0.49%      0.49%      0.49%        0.47%*
---------------------------------------------------------------------------------------------------------------------------------

*    Annualized

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 1999 are unaudited)


                                                                                    Institutional Class
                                                                 --------------------------------------------------------
                                                                           Year Ended September 30,             Six Months
                                                                 --------------------------------------------        Ended
                                                                                                                 March 31,
MORTGAGE-BACKED SECURITIES PORTFOLIO                             1994      1995      1996      1997      1998         1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  10.95   $  9.95   $ 10.49   $ 10.42   $ 10.76   $    10.56
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                         0.52      0.72      0.68      0.91      0.81         0.38
   Net Realized and Unrealized Gain (Loss) on
     Investments                                                (0.83)     0.47     (0.07)     0.16     (0.24)       (0.12)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                (0.31)     1.19      0.61      1.07      0.57         0.26
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                        (0.45)    (0.65)    (0.68)    (0.73)    (0.77)       (0.45)
   Realized Net Gain                                            (0.21)       --        --        --        --           --
   In Excess of Realized Net Gain                               (0.03)       --        --        --        --           --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                             (0.69)    (0.65)    (0.68)    (0.73)    (0.77)       (0.45)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $   9.95   $ 10.49   $ 10.42   $ 10.76   $ 10.56   $    10.37
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   (2.95%)   12.52%     6.10%    10.70%     5.53%        2.65%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                     $119,518   $49,766   $50,925   $38,085   $28,672   $   21,010
   Ratio of Expenses to Average Net Assets (1)                  0.50%     0.50%     0.50%     0.50%     0.50%        0.51%*
   Ratio of Net Investment Income to Average Net Assets         5.30%     6.35%     6.46%     7.79%     6.94%        7.56%*
   Portfolio Turnover Rate                                       220%      107%      116%      164%      168%          70%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
 TO AVERAGE NET ASSETS:
   Reduction in Ratio due to Expense
     Reimbursement/Waiver                                       0.01%     0.01%     0.04%     0.04%     0.07%        0.08%*
   Ratio Including Expense Offsets                                N/A     0.50%     0.50%     0.50%     0.50%        0.50%*
---------------------------------------------------------------------------------------------------------------------------------


                                                                                   Institutional Class
                                                             -------------------------------------------------------------
                                                                         Year Ended September 30,               Six Months
                                                             ------------------------------------------------        Ended
                                                                                                                 March 31,
LIMITED DURATION PORTFOLIO                                   1994       1995       1996       1997       1998         1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 10.72   $  10.19   $  10.41   $  10.38   $  10.49   $    10.54
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                     0.56       0.56       0.58       0.62       0.59         0.32
   Net Realized and Unrealized Gain (Loss) on
     Investments                                            (0.52)      0.22      (0.03)      0.08       0.03        (0.07)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                             0.04       0.78       0.55       0.70       0.62         0.25
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                    (0.51)     (0.55)     (0.58)     (0.59)     (0.57)       (0.42)
   Realized Net Gain                                        (0.04)        --         --         --         --           --
   In Excess of Realized Net Gain                           (0.02)     (0.01)        --         --         --           --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         (0.57)     (0.56)     (0.58)     (0.59)     (0.57)       (0.42)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $ 10.19   $  10.41   $  10.38   $  10.49   $  10.54   $    10.37
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                0.40%      7.95%      5.47%      6.98%      6.13%        2.44%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                  $62,775   $100,186   $123,227   $155,570   $252,711   $  197,496
   Ratio of Expenses to Average Net Assets (1)              0.41%      0.43%      0.43%      0.43%      0.42%        0.41%*
   Ratio of Net Investment Income to Average Net
     Assets                                                 4.16%      5.96%      5.65%      6.15%      5.89%        5.89%*
   Portfolio Turnover Rate                                   192%       119%       174%       130%       107%          57%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
 EXPENSES TO AVERAGE NET ASSETS:
   Reduction in Ratio due to Expense
     Reimbursement/Waiver                                     N/A      0.02%        N/A      0.00%#       N/A          N/A
   Ratio Including Expense Offsets                            N/A      0.42%      0.42%      0.42%      0.41%        0.40%*
---------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Amount is less than 0.01%

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 1999 are unaudited)


                                                                                  Institutional Class
                                                             -------------------------------------------------------------
                                                                         Year Ended September 30,               Six Months
                                                             ------------------------------------------------        Ended
                                                                                                                 March 31,
SPECIAL PURPOSE FIXED INCOME PORTFOLIO                       1994       1995       1996     1997++       1998         1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  13.40   $  11.52   $  12.53   $  12.26   $  12.58   $    12.33
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                     0.80       0.91       0.83       0.85       0.84         0.39
   Net Realized and Unrealized Gain (Loss) on
     Investments                                            (1.28)      0.75       0.08       0.52       0.03        (0.19)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                            (0.48)      1.66       0.91       1.37       0.87         0.20
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                    (0.78)     (0.65)     (0.88)     (0.87)     (0.85)       (0.39)
   Realized Net Gain                                        (0.53)         -      (0.30)     (0.18)     (0.27)       (0.37)
   In Excess of Realized Net Gain                           (0.09)         -          -          -          -            -
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         (1.40)     (0.65)     (1.18)     (1.05)     (1.12)       (0.76)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  11.52   $  12.53   $  12.26   $  12.58   $  12.33   $    11.77
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               (4.00%)    14.97%      7.74%     11.78%      7.31%        1.68%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                 $384,731   $390,258   $447,646   $492,784   $552,269   $  490,225
   Ratio of Expenses to Average Net Assets (1)              0.50%      0.49%      0.49%      0.49%      0.49%        0.48%*
   Ratio of Net Investment Income to Average Net
     Assets                                                 6.66%      7.33%      6.75%      6.88%      6.89%        6.21%*
   Portfolio Turnover Rate                                   100%       143%       151%       198%       105%          80%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
 EXPENSES TO AVERAGE NET ASSETS:
   Ratio Including Expense Offsets                            N/A      0.48%      0.49%      0.48%      0.48%        0.48%*
---------------------------------------------------------------------------------------------------------------------------------

*    Annualized
++ Per share amounts for the year ended September 30, 1997, are based on average shares outstanding.


                                                                                    Institutional Class
                                                                ----------------------------------------------------------
                                                                           Year Ended September 30,             Six Months
                                                                ---------------------------------------------        Ended
                                                                                                                 March 31,
MUNICIPAL PORTFOLIO                                              1994      1995      1996      1997      1998         1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 11.15   $ 10.04   $ 10.75   $ 11.23   $ 11.64   $    11.96
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                         0.51      0.59      0.51      0.53      0.54         0.24
   Net Realized and Unrealized Gain (Loss) on
     Investments                                                (1.01)     0.71      0.49      0.40      0.28         0.07
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                (0.50)     1.30      1.00      0.93      0.82         0.31
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                        (0.54)    (0.59)    (0.52)    (0.52)    (0.50)       (0.27)
   In Excess of Net Investment Income                           (0.07)       --        --        --        --           --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                             (0.61)    (0.59)    (0.52)    (0.52)    (0.50)       (0.27)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 10.04   $ 10.75   $ 11.23   $ 11.64   $ 11.96   $    12.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   (4.64%)   13.37%     9.46%     8.47%     7.20%        2.88%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                      $38,549   $36,040   $54,536   $75,120   $82,282   $  114,545
   Ratio of Expenses to Average Net Assets (1)                  0.50%     0.50%     0.51%     0.51%     0.52%        0.51%*
   Ratio of Net Investment Income to Average Net Assets         4.98%     5.64%     4.66%     4.70%     4.58%        4.60%*
   Portfolio Turnover Rate                                        34%       58%       78%       54%      140%          41%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
   Reduction in Ratio due to Expense
     Reimbursement/Waiver                                       0.06%     0.09%     0.09%     0.05%     0.04%        0.14%*
   Ratio Including Expense Offsets                                N/A     0.50%     0.50%     0.50%     0.50%        0.50%*
---------------------------------------------------------------------------------------------------------------------------------

*  Annualized
The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 1999 are unaudited)

GLOBAL FIXED INCOME PORTFOLIO
                                                                                        Institutional Class
                                                                 ----------------------------------------------------------------
                                                                                                                Six Months
                                                                           Year Ended September 30,                  Ended
                                                                 --------------------------------------------    March 31,
                                                                 1994                1996    1997++      1998         1999
                                                                           1995
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.67   $ 10.20   $ 11.05   $ 11.01   $ 10.64      $ 11.03
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                         0.58      0.71      0.63      0.60      0.55         0.26
   Net Realized and Unrealized Gain (Loss) on
     Investments                                                (0.61)     0.81      0.09     (0.22)     0.38        (0.15)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                (0.03)     1.52      0.72      0.38      0.93         0.11
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                        (0.41)    (0.67)    (0.71)    (0.59)    (0.39)       (0.44)
   Realized Net Gain                                            (0.03)       --     (0.05)    (0.16)    (0.15)       (0.19)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                             (0.44)    (0.67)    (0.76)    (0.75)    (0.54)       (0.63)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 10.20   $ 11.05   $ 11.01   $ 10.64   $ 11.03      $ 10.51
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   (0.29%)   15.54%     6.83%     3.53%     9.18%        0.82%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                      $43,066   $55,147   $67,282   $77,493   $71,834      $65,704
   Ratio of Expenses to Average Net Assets (1)                  0.57%     0.58%     0.60%     0.57%     0.56%        0.53%*
   Ratio of Net Investment Income to Average Net Assets         5.48%     6.34%     5.25%     5.65%     5.11%        4.89%*
   Portfolio Turnover Rate                                       117%      118%      133%      137%       88%          32%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                              N/A     0.56%     0.58%     0.57%     0.56%        0.53%*
---------------------------------------------------------------------------------------------------------------------------------

++ Per Share amounts for the year ended September 30, 1997, are based on average shares outstanding.

INTERNATIONAL FIXED INCOME PORTFOLIO
                                                                                 Institutional Class
                                                   ------------------------------------------------------------------------------
                                                       April 29,              Year Ended September 30,          Six Months
                                                       1994** to       --------------------------------------        Ended
                                                   September 30,        1995       1996       1997       1998    March 31,
                                                            1994                                                      1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $ 10.00     $ 10.05    $ 11.01    $ 10.77    $ 10.19      $ 10.75
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                    0.21        0.67       0.52       0.50       0.45         0.16
   Net Realized and Unrealized Gain (Loss) on
     Investments                                           (0.11)       0.92       0.12      (0.44)      0.56        (0.15)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                            0.10        1.59       0.64       0.06       1.01         0.01
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                   (0.05)      (0.63)     (0.80)     (0.38)     (0.36)       (0.34)
   Realized Net Gain                                          --          --      (0.08)     (0.26)     (0.09)       (0.22)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                        (0.05)      (0.63)     (0.88)     (0.64)     (0.45)       (0.56)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $ 10.05     $ 11.01    $ 10.77    $ 10.19    $ 10.75      $ 10.20
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               1.01%      16.36%      6.13%      0.44%     10.38%       (0.14%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                 $66,879    $127,882   $143,137   $152,752   $150,313     $120,589
   Ratio of Expenses to Average Net Assets
     (1)                                                   0.60%*      0.54%      0.53%      0.53%      0.52%        0.52%*
   Ratio of Net Investment Income to Average
     Net Assets                                            5.83%*      6.35%      5.39%      5.27%      4.59%        3.93%*
   Portfolio Turnover Rate                                   31%        140%       124%       107%        75%          27%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                0.11%*        N/A        N/A        N/A        N/A          N/A
     Ratio Including Expense Offsets                         N/A       0.54%      0.53%      0.53%      0.52%        0.52%*
---------------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 1999 are unaudited)

            INTERMEDIATE DURATION PORTFOLIO
                                                                                      Institutional Class
                                                              -------------------------------------------------------------------
                                                                 October 3,          Year Ended September 30,   Six Months
                                                                  1994** to       ---------------------------        Ended
                                                              September 30,       1996     1997++        1998    March 31,
                                                                       1995                                           1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $ 10.00    $ 10.68    $ 10.28     $ 10.48      $ 10.68
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                               0.69       0.60       0.61        0.58         0.32
   Net Realized and Unrealized Gain (Loss) on
     Investments                                                       0.42       0.03       0.27        0.28        (0.21)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                       1.11       0.63       0.88        0.86         0.11
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                              (0.43)     (0.65)     (0.53)      (0.56)       (0.43)
   Realized Net Gain                                                     --      (0.38)     (0.15)      (0.10)       (0.22)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                   (0.43)     (1.03)     (0.68)      (0.66)       (0.65)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $ 10.68    $ 10.28    $ 10.48     $ 10.68      $ 10.14
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         11.39%      6.27%      8.93%       8.57%        1.09%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                            $19,237    $12,017    $72,119    $116,891      $99,818
   Ratio of Expenses to Average Net Assets (1)                        0.52%*     0.56%      0.55%       0.52%        0.49%*
   Ratio of Net Investment Income to Average Net Assets               6.56%*     6.17%      5.93%       5.84%        6.04%*
   Portfolio Turnover Rate                                             168%       251%       204%        131%          42%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                           0.08%*     0.13%      0.05%         N/A          N/A
     Ratio Including Expense Offsets                                  0.52%*     0.52%      0.52%       0.51%        0.49%*
---------------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations
++   Per share amounts for the year ended September 30, 1997, are based on average shares outstanding.

MULTI-MARKET FIXED INCOME PORTFOLIO
                                                                          Institutional Class
                                                                  ----------------------------------
                                                                     October 1,    Six Months
                                                                      1997** to         Ended
                                                                  September 30,     March 31,
                                                                           1998          1999
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $ 10.00        $ 9.86
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                   0.56          0.37
   Net Realized and Unrealized Gain (Loss) on Investments                 (0.29)        (0.03)
----------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           0.27          0.34
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                  (0.40)        (0.38)
   Realized Net Gain                                                         --            --
   In Excess of Realized Net Gain                                         (0.01)           --
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                       (0.41)        (0.38)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $ 9.86        $ 9.82
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              2.72%         3.55%
----------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                $97,062       $97,484
   Ratio of Expenses to Average Net Assets (1)                            0.58%*        0.58%*
   Ratio of Net Investment Income to Average Net Assets                   6.48%*        7.53%*
   Portfolio Turnover Rate                                                 163%           34%
----------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense Reimbursement/Waiver               0.05%*          N/A
     Ratio Including Expense Offsets                                      0.58%*        0.57%*
----------------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 1999 are unaudited)

BALANCED PORTFOLIO                                                              Institutional Class
                                                         -----------------------------------------------------------------
                                                                                                                Six Months
                                                                       Year Ended September 30,                      Ended
                                                         ----------------------------------------------------    March 31,
                                                         1994        1995        1996        1997      1998++         1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 11.84     $ 11.28     $ 13.06     $ 13.81     $ 15.30      $ 13.46
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                 0.47        0.54        0.53        0.51        0.48         0.22
   Net Realized and Unrealized Gain (Loss) on
     Investments                                        (0.45)       1.78        1.15        2.91       (0.11)        1.89
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                         0.02        2.32        1.68        3.42        0.37         2.11
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                (0.43)      (0.47)      (0.50)      (0.54)      (0.49)       (0.21)
   Realized Net Gain                                    (0.15)      (0.07)      (0.43)      (1.39)      (1.72)       (1.36)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     (0.58)      (0.54)      (0.93)      (1.93)      (2.21)       (1.57)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $ 11.28     $ 13.06     $ 13.81     $ 15.30     $ 13.46      $ 14.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            0.19%      21.37%      13.47%      27.44%       2.85%       16.64%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)             $309,596    $334,630    $300,868    $343,284    $382,339     $426,060
   Ratio of Expenses to Average Net Assets (1)          0.58%       0.58%       0.57%       0.58%       0.59%        0.58%*
   Ratio of Net Investment Income to Average
     Net Assets                                         4.06%       4.55%       3.85%       3.56%       3.36%        3.23%*
   Portfolio Turnover Rate                                75%         95%        110%        145%        100%          58%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                      N/A       0.57%       0.57%       0.56%       0.57%        0.57%*
---------------------------------------------------------------------------------------------------------------------------------


                                              Investment Class                                    Adviser Class
                                 ------------------------------------------    --------------------------------------------------
                                      April 4,            Year   Six Months      November 1,             Year   Six Months
                                     1997** to           Ended        Ended       1996*** to            Ended        Ended
                                 September 30,   September 30,    March 31,    September 30,    September 30,    March 31,
                                          1997          1998++         1999             1997           1998++         1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                             $ 13.11         $ 15.30      $ 13.45          $ 14.05          $ 15.30      $ 13.43
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
   Net Investment Income                  0.30            0.46         0.20             0.42             0.44         0.21
   Net Realized and
     Unrealized Gain (Loss)
     on Investments                       2.09           (0.13)        1.90             2.60            (0.12)        1.89
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
 OPERATIONS                               2.39            0.33         2.10             3.02             0.32         2.10
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                 (0.20)          (0.46)       (0.20)           (0.38)           (0.47)       (0.19)
   Realized Net Gain                        --           (1.72)       (1.36)           (1.39)           (1.72)       (1.36)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                      (0.20)          (2.18)       (1.56)           (1.77)           (2.19)       (1.55)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                                $ 15.30         $ 13.45      $ 13.99          $ 15.30          $ 13.43      $ 13.98
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                            18.40%           2.56%       16.58%           23.82%            2.49%       16.58%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL
 DATA
   Net Assets, End of
     Period (Thousands)                $ 3,943          $  445       $  519          $27,366          $24,654      $28,493
   Ratio of Expenses to
     Average Net Assets (2)              0.73%*          0.74%        0.73%*           0.85%*           0.84%        0.83%*
   Ratio of Net Investment
     Income to Average Net
     Assets                              3.32%*          3.24%        3.05%*           3.24%*           3.11%        2.98%*
   Portfolio Turnover Rate                145%            100%          58%             145%             100%          58%
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL
    INFORMATION ON THE
    RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
     Reduction in Ratio due
       to Expense
       Reimbursement/Waiver                N/A             N/A          N/A            0.03%*             N/A          N/A
     Ratio Including
       Expense Offsets                   0.70%*          0.72%        0.73%*           0.84%*           0.82%        0.82%*
---------------------------------------------------------------------------------------------------------------------------------

**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares
-----------------------------------------------------------------
*    Annualized
++   Per share amounts for the year ended September 30, 1998, are based on average shares outstanding.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 1999 are unaudited)

MULTI-ASSET-CLASS PORTFOLIO                                                     Institutional Class
                                                 ----------------------------------------------------------------------------
                                                      July 29,                Year Ended September 30,             Six Months
                                                     1994** to       ------------------------------------------         Ended
                                                 September 30,       1995        1996      1997++        1998++     March 31,
                                                          1994                                                           1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $       10.00    $  9.97    $  11.34    $  12.28      $  13.64    $    11.74
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                  0.07       0.44        0.46        0.38          0.38          0.17
   Net Realized and Unrealized Gain (Loss)
     on Investments                                      (0.10)      1.33        1.05        2.57         (0.45)         1.68
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                         (0.03)      1.77        1.51        2.95         (0.07)         1.85
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                    --      (0.40)      (0.42)      (0.51)        (0.34)        (0.14)
   Realized Net Gain                                        --         --       (0.15)      (1.08)        (1.49)        (0.96)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         --      (0.40)      (0.57)      (1.59)        (1.83)        (1.10)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $        9.97    $ 11.34     $ 12.28     $ 13.64       $ 11.74    $    12.49
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (0.30%)    18.28%      13.75%      26.50%        (0.46%)       16.46%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)         $      51,877    $96,839    $129,558    $173,155      $165,039    $  168,675
   Ratio of Expenses to Average Net Assets
     (1)                                                 0.58%*     0.58%       0.58%       0.74%         0.78%         0.77%*
   Ratio of Net Investment Income to
     Average Net Assets                                  4.39%*     4.56%       3.82%       3.07%         2.98%         2.76%*
   Portfolio Turnover Rate                                 20%       112%        122%        141%          107%           54%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO
    OF EXPENSES TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                              0.26%*     0.14%       0.08%       0.08%         0.04%         0.04%*
     Ratio Including Expense Offsets                       N/A      0.58%       0.58%       0.74%         0.78%         0.78%*
---------------------------------------------------------------------------------------------------------------------------------

**   Commencement of Operations


                                                                                      Investment Class
                                                                 ----------------------------------------------------------
                                                                       June 10,      Year Ended September 30,    Six Months
                                                                     1996*** to      ------------------------         Ended
                                                                  September 30,                                   March 31,
                                                                           1996        1997++          1998++          1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $       12.17        $12.27          $13.63    $    11.74
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                   0.13          0.36            0.36          0.16
   Net Realized and Unrealized Gain (Loss) on Investments                  0.08          2.57           (0.45)         1.68
-------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           0.21          2.93           (0.09)         1.84
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                  (0.11)        (0.49)          (0.31)        (0.14)
   Realized Net Gain                                                         --         (1.08)          (1.49)        (0.96)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                       (0.11)        (1.57)          (1.80)        (1.10)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $       12.27        $13.63          $11.74    $    12.48
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              1.75%        26.32%          (0.61%)       16.37%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                          $       3,074        $5,075          $6,233    $    7,111
   Ratio of Expenses to Average Net Assets (2)                            0.73%*        0.96%           0.93%         0.92%*
   Ratio of Net Investment Income to Average Net Assets                   3.68%*        2.85%           2.86%         2.61%*
   Portfolio Turnover Rate                                                 122%          141%            107%           54%
-------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense Reimbursement/Waiver               0.08%*        0.55%           0.04%         0.04%*
     Ratio Including Expense Offsets                                      0.73%*        0.96%           0.93%         0.93%*
-------------------------------------------------------------------------------------------------------------------------------

***  Initial offering of Investment Class shares.
-----------------------------------------------------------------
*    Annualized
++   Per share amount for the years ended September 30, 1997 and
     September 30, 1998, are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

MAS Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At March 31, 1999, the Fund was comprised of twenty-three active portfolios (each referred to as a "Portfolio"). The Funds offer up to three different classes of shares for certain Portfolios -- Institutional Class shares, Investment Class shares and Adviser Class shares.

The Small Cap Value and Domestic Fixed Income Portfolios began offering Adviser Class shares on January 22, 1999 and March 1, 1999, respectively. Each class of shares has identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights, except each class bears different distribution fees as described in Note D. The financial statements for the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds, including municipal bonds, and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional size trading in similar groups of securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations which are based on a matrix system which considers such factors as other security prices, yields and maturities. Securities in the Cash Reserves Portfolio, and other Portfolios' short term securities, are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. Securities for which no quotations are readily available (including restricted securities) are valued at their fair value as determined in good faith using methods approved by the Board of Trustees.

2. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

4. FUTURES: Futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

    Futures contracts may be used by each Portfolio, except the Cash Reserves Portfolio, in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the underlying securities.

    Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

5. SWAP AGREEMENTS: Each Portfolio, except the Cash Reserves and Mid Cap Growth Portfolios, may enter into swap agreements to exchange the return generated by one instrument for the return generated by another instrument. The following summarizes swaps entered into by the Portfolios:

    Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

    Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

    Realized gains or losses on maturity or termination of interest rate and total return swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net payments to be received, if any, at the date of default.

6. INTEREST RATE FLOOR AND CAP AGREEMENTS: Each Portfolio, except the Cash Reserves Portfolio, may hold or write interest rate floors or caps to protect itself against fluctuation in interest rates. When a Portfolio writes an interest rate floor, it agrees to make periodic interest payments to the holder of the interest rate floor based on a notional principal amount to the extent that

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    a specified interest index falls below a specified interest rate. When a Portfolio writes an interest rate cap, it agrees to make periodic interest payments to the holder of the interest rate cap based on a notional principal amount to the extent that a specified interest index rises above a specified interest rate. Any premium received by a Portfolio is recorded as a liability and any premium paid by a Portfolio is recorded as an asset. Interest rate caps and floors are marked-to-market daily based on quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic receipts or payments of interest, if any, are recorded in the interest income account on the Statement of Operations. Realized gains or losses from these agreements are disclosed in the Statement of Operations.

    Because there is no organized market for these agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Entering into these agreements involves, to varying degrees, elements of interest rate and market risk in excess of the amount recognized in the Statement of Net Assets. Such risks involve the possibility that there may be no liquid market for these agreements and that there may be adverse changes in interest rates or the index underlying these transactions. Risk may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received.

7. STRUCTURED INVESTMENTS: Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, equity securities or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

8. DELAYED DELIVERY COMMITMENTS: Each Portfolio, except the Cash Reserves Portfolio, may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash is maintained in an amount at least equal to these commitments with the custodian. Securities held in segregated accounts cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as asset segregation reaches certain levels, a portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations.

 9. FOREIGN EXCHANGE AND FORWARD CURRENCY CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    equivalent of amounts actually received or paid.

    A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the Mid Cap Growth, Domestic Fixed Income, Cash Reserves, Mortgage-Backed Securities, and Limited Duration Portfolios) may enter into forward foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

    At March 31, 1999, the net assets of certain Portfolios were substantially comprised of foreign-currency denominated securities and foreign currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

10. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid quarterly except for the Municipal Portfolio which are declared and paid monthly, Small Cap Value, Mid Cap Growth, Mid Cap Value, and Small Cap Growth Portfolios which are declared and paid annually, and Cash Reserves Portfolio which are declared daily and paid monthly. The Limited Duration and Intermediate Duration Portfolios declared monthly dividends from net investment income starting in January 1, 1999. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post October Losses and permanent differences such as gain (loss) on in-kind redemptions (Note J), foreign currency transactions and gains on certain equity securities designated as issued by "passive foreign investment companies".

    Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income
    (loss), undistributed realized net gain (loss) and paid in capital. Perma-

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

   nent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

11. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

    Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, each Portfolio pays Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), wholly owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate to each Portfolio's average daily net assets for the quarter. For the six months ended March 31, 1999 the investment advisory fees of each of the Portfolios were:

                            Annual        Voluntary Expense Limitations
                          Investment   ------------------------------------
                           Advisory    Institutional   Investment   Adviser
       Portfolio             Fee           Class         Class       Class
       ---------          ----------   -------------   ----------   -------
Value                       0.500%           --%            --%        --%
Equity                      0.500            --             --          --
Small Cap Value             0.750            --             --          --
Mid Cap Growth              0.500            --             --          --
Mid Cap Value               0.750            --             --          --
Small Cap Growth            1.000          1.15             --          --
Fixed Income                0.375            --             --          --
Domestic Fixed Income       0.375          0.50             --        0.75
High Yield                  0.375            --             --          --
Cash Reserves               0.250          0.32             --          --
Fixed Income II             0.375            --             --          --
Mortgage-Backed
  Securities                0.375          0.50             --          --
Limited Duration            0.300            --             --          --
Special Purpose Fixed
  Income                    0.375            --             --          --
Municipal                   0.375          0.50             --          --
Global Fixed Income         0.375            --             --          --
International Fixed
  Income                    0.375            --             --          --
Intermediate Duration       0.375            --             --          --
Multi-Market Fixed
  Income                    0.450          0.58             --          --
Balanced                    0.450            --             --          --
Multi-Asset-Class           0.650          0.78           0.93          --

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios for certain expenses so that annual operating expenses will not exceed voluntary expense limitations established for each class of shares as presented in the table above.

C. ADMINISTRATION FEE. MAS serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MAS receives an annual fee, accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. Chase Global Funds Services Company ("CGFSC") serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MAS and receives compensation from MAS for these services.

D. DISTRIBUTOR. MAS Funds Distribution, Inc. ("MASDI" or the "Distributor"), a wholly owned subsidiary of Morgan Stanley Asset Management Holdings, Inc., is the distributor for the Fund. MASDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides all classes of shares in each Portfolio with distribution services, and receives fees in connection with these services, pursuant to separate Distribution and Shareholder Servicing Plans (the "Plans") in

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Adviser Class of shares pays an annual distribution fee of 0.25% of average net assets of the class for such services under the 12b-1 plan adopted by the Fund. The Investment Class of shares pays an annual shareholder servicing fee of 0.15% of average net assets of the class. The shareholder servicing fee is not a distribution fee and is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MASDI. The distribution fee may be retained by MASDI if an Adviser Class shareholder invests directly through MASDI. Usually the fees are paid by MASDI to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute MAS Funds to the public.

E. CUSTODY. The Chase Manhattan Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. TRUSTEES' FEES. The Fund pays each Trustee, who is not also an officer or affiliated person, an annual fee plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees.

Each eligible Trustee of the Fund who is not an officer or affiliated person, as defined under the Investment Company Act of 1940, as amended, participates in the Trustees' Deferred Compensation Plan. Under the Trustees' Deferred Compensation Plan, such Trustees must defer at least 25% of their fees and may elect to defer payment of up to 100% of their total fees earned as a Trustee of the Fund. These deferred amounts are invested in the Portfolios selected by the Trustee. Total Trustees fees incurred, for the six months ended March 31, 1999 by the Portfolios were $89,000.

Expenses for the six months ended March 31, 1999 include legal fees paid to Morgan, Lewis & Bockius LLP. A partner of that firm is secretary of the Fund.

G. PORTFOLIO INVESTMENT ACTIVITY.

1. PURCHASES AND SALES OF SECURITIES: For the six months ended March 31, 1999, purchases and sales of investment securities other than temporary cash investments were:

                                            (000)
                                    ----------------------
            Portfolio               Purchases     Sales
            ---------               ----------  ----------
Value                               $  434,272  $1,431,328
Equity                                 530,085     754,168
Small Cap Value                        908,555     868,295
Mid Cap Growth                         784,912     713,711
Mid Cap Value                          652,842     625,477
Small Cap Value Growth                  29,578      14,969
Fixed Income                         3,553,373   3,226,894
Domestic Fixed Income                  182,837      73,521
High Yield                             318,390     130,839
Cash Reserves                               --          --
Fixed Income II                        322,952     325,093
Mortgage-Backed Securities              25,023      77,162
Limited Duration                       165,559     235,554
Special Purpose Fixed Income           514,900     602,014
Municipal                               64,511      52,487
Global Fixed Income                     20,875      20,432
International Fixed Income              33,038      52,612
Intermediate Duration                   60,270      90,066
Multi-Market Fixed Income               38,876      32,962
Balanced                               283,533     290,274
Multi-Asset-Class                       99,397     134,499

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

2. FEDERAL INCOME TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION): At March 31, 1999, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                              (000)
                       ---------------------------------------------------
      Portfolio           Cost      Appreciation   Depreciation     Net
      ---------        ----------   ------------   ------------   --------
Value                  $1,859,933     $227,098      $(234,407)    $ (7,309)
Equity                    720,589      209,010        (29,866)     179,144
Small Cap Value           806,157       85,723        (76,159)       9,564
Mid Cap Growth            750,269      150,500        (31,882)     118,618
Mid Cap Value             542,300       41,923        (29,785)      12,138
Small Cap Growth           23,190        2,972           (713)       2,259
Fixed Income            7,008,249       46,798        (99,942)     (53,144)
Domestic Fixed Income     252,098        1,436         (1,723)        (287)
High Yield                992,251       28,857        (50,051)     (21,194)
Cash Reserves             186,151           --             --           --
Fixed Income II           636,105        3,199         (6,069)      (2,870)
Mortgage-Backed
  Securities               33,626           54            (19)          35
Limited Duration          241,339          786           (895)        (109)
Special Purpose Fixed
  Income                  664,937        7,087        (12,236)      (5,149)
Municipal                 144,231        4,389           (333)       4,056
Global Fixed Income        66,362          929         (2,327)      (1,398)
International Fixed
  Income                  119,918        1,960         (3,637)      (1,677)
Intermediate Duration     127,739          923           (982)         (59)
Multi-Market Fixed
  Income                  128,759        1,724         (2,985)      (1,261)
Balanced                  495,833       65,727        (14,327)      51,400
Multi-Asset-Class         159,048       19,863         (5,419)      14,444

3. FORWARD FOREIGN CURRENCY CONTRACTS: Under the terms of the forward foreign currency contracts open at March 31, 1999, each Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated in the following table:

                                                       (000)
                       ---------------------------------------------------------------------
                                                                                   Net
                          Currency         In                                   Unrealized
                             to         Exchange    Settlement                 Appreciation
Portfolio                  Deliver         For         Date        Value      (Depreciation)
---------                 --------      ---------   ----------   ----------   --------------
HIGH YIELD
Purchases
US$                        1,472   EUR      1,340     5/25/99    US$  1,453      US$  (19)
                                                                              ------------
Sales
EUR                          365   US$        423     4/13/99     US$   395      US$   28
EUR                        2,450            2,853     4/26/99         2,653           200
EUR                        3,960            4,597     4/27/99         4,288           309
EUR                       14,625           16,946     4/27/99        15,837         1,109
EUR                        5,350            6,147     4/30/99         5,794           353
EUR                        1,160            1,316     5/10/99         1,257            59
EUR                        4,010            4,487     5/25/99         4,349           138
GBP                       13,320           21,419      6/3/99        21,503           (84)
                                                                              ------------
                                                                                US$ 2,112
                                                                              ------------
                                                                                US$ 2,093
                                                                              ============

                                                       (000)
                       ---------------------------------------------------------------------
                                                                                   Net
                          Currency         In                                   Unrealized
                             to         Exchange    Settlement                 Appreciation
Portfolio                  Deliver         For         Date        Value      (Depreciation)
---------                 --------      ---------   ----------   ----------   --------------
GLOBAL FIXED INCOME
Purchases
US$                          649   JPY     80,000      3/8/99     US$   675      US$   26
                           4,716   EUR      4,135      4/2/99         4,471          (245)
                           2,245   EUR      1,955      4/8/99         2,115          (130)
                             719   JPY     87,000      4/8/99           736            17
                              79   NZD        150      4/9/99            80             1
                             520   ECU        475     4/26/99           514            (6)
                           1,069   GRD    325,000     4/29/99         1,074             5
                             900   GBP        550      5/4/99           888           (12)
                           4,309   EUR      4,000     5/10/99         4,334            25
                             435   AUD        670     5/17/99           425           (10)
                             656   AUD      1,060      6/2/99           672            16
                             701   NZD      1,325      6/2/99           709             8
                             997   GBP        610      6/2/99           985           (12)
                             685   JPY     80,000      6/8/99           682            (3)
                           1,527   EUR      1,420      6/9/99         1,541            14
                             784   CAD      1,195     6/15/99           793             9
                           3,647   JPY    424,000     6/17/99         3,619           (28)
                           1,199   EUR      1,095     6/28/99         1,190            (9)
                                                                              ------------
                                                                                 US$ (334)
                                                                              ------------
Sales
JPY                       80,000   US$        668      3/8/99     US$   676      US$   (8)
NZD                        1,488              786     3/23/99           796           (10)
EUR                        4,135            4,445      4/2/99         4,471           (26)
NZD                          150               80      4/9/99            80            --
EUR                        1,975            2,284     4/26/99         2,139           145
DKK                        2,695              421     4/29/99           393            28
CHF                        2,495            1,818     4/29/99         1,695           123
JPY                       87,000              722     5/10/99           739           (17)
SEK                        3,840              489     5/12/99           469            20
CAD                        2,210            1,464      6/2/99         1,467            (3)
JPY                       78,000              663      6/2/99           664            (1)
NZD                        1,325              694      6/2/99           709           (15)
GBP                        1,610            2,574      6/2/99         2,599           (25)
JPY                      285,000            2,338      6/8/99         2,430           (92)
                                                                              ------------
                                                                                 US$  119
                                                                              ------------
                                                                                 US$ (215)
                                                                              ============
INTERNATIONAL FIXED INCOME
Purchases
US$                        4,321   EUR      3,700      4/8/99    US$  4,002      US$ (319)
                           8,128   EUR      7,240      4/8/99         7,832          (296)
                           8,695   EUR      7,815      4/8/99         8,454          (241)
                           6,634   JPY    803,000      4/8/99         6,783           149
                           8,578   JPY  1,038,000      4/8/99         8,768           190
                             369   NZD        695      4/9/99           372             3
                           2,220   GRD    675,000     4/29/99         2,231            11
                           3,241   GBP      1,980      5/4/99         3,197           (44)
                           2,649   GBP      1,620      5/5/99         2,616           (33)
                           1,614   AUD      2,485     5/17/99         1,577           (37)
                           1,424   AUD      2,300      6/2/99         1,459            35
                           3,433   GBP      2,100      6/2/99         3,390           (43)
                           1,434   NZD      2,710      6/2/99         1,451            17
                           2,033   EUR      1,890      6/9/99         2,051            18
                           2,647   CAD      4,035     6/15/99         2,678            31
                           4,419   EUR      4,035     6/28/99         4,385           (34)
                                                                              ------------
                                                                                 US$ (593)
                                                                              ------------

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                       (000)
                       ---------------------------------------------------------------------
                                                                                   Net
                          Currency         In                                   Unrealized
                             to         Exchange    Settlement                 Appreciation
Portfolio                  Deliver         For         Date        Value      (Depreciation)
---------                 --------      ---------   ----------   ----------   --------------
Sales
NZD                          695   US$        370      4/9/99     US$   372      US$   (2)
EUR                        6,690            7,787     4/26/99         7,244           543
SEK                        6,940              899     4/26/99           847            52
CHF                        4,650            3,389     4/29/99         3,159           230
EUR                        2,230            2,575     4/30/99         2,415           160
SEK                        5,130              654     5/12/99           627            27
CAD                          885              586      6/2/99           587            (1)
JPY                      170,000            1,444      6/2/99         1,448            (4)
NZD                        2,710            1,419      6/2/99         1,451           (32)
GBP                        6,885           11,009      6/2/99        11,115          (106)
GBP                          505              813      6/3/99           815            (2)
JPY                      335,000            2,746      6/8/99         2,856          (110)
                                                                              ------------
                                                                                 US$  755
                                                                              ------------
                                                                                 US$  162
                                                                              ============
MULTI-MARKET FIXED INCOME
Purchases
US$                        2,887   EUR      2,595      4/8/99    US$  2,807      US$  (80)
                              16   NZD         30      4/9/99            16            --
                             487   AUD        750     5/17/99           476           (11)
                             486   AUD        785      6/2/99           498            12
                             238   NZD        450      6/2/99           241             3
                             484   EUR        450      6/9/99           488             4
                                                                              ------------
                                                                                 US$  (72)
                                                                              ------------
Sales
NZD                           30   US$         16      4/9/99     US$    16      US$   --
EUR                           75               87     4/13/99            81             6
EUR                        1,140            1,282     4/26/99         1,234            48
EUR                        1,245            1,445     4/27/99         1,348            97
CHF                        1,350              984     4/29/99           917            67
JPY                      160,000            1,330      6/1/99         1,363           (33)
CAD                        2,315            1,533      6/2/99         1,537            (4)
JPY                       58,000              493      6/2/99           494            (1)
NZD                          450              236      6/2/99           241            (5)
GBP                        1,040            1,663      6/2/99         1,679           (16)
GBP                          510              821      6/3/99           824            (3)
                                                                              ------------
                                                                                 US$  156
                                                                              ------------
                                                                        NET      US$   84
                                                                              ============
MULTI-ASSET-CLASS
Purchases
US$                          522   JPY     59,668     1/29/99      US$  504      US$  (18)
                             359   EUR        320      4/8/99           346           (13)
                              86   EUR         80     4/20/99            87             1
                              72   GRD     22,000     4/29/99            72            --
                             123   GBP         75      5/4/99           121            (2)
                              29   AUD         45     5/17/99            29            --
                              43   AUD         70      6/2/99            44             1
                              25   GBP         15      6/2/99            24            (1)
                              45   NZD         85      6/2/99            46             1
                              22   EUR         20      6/9/99            22            --
                              89   CAD        135     6/15/99            90             1
                                                                              ------------
                                                                                 US$  (30)
                                                                              ------------

                                                       (000)
                       ---------------------------------------------------------------------
                                                                                   Net
                          Currency         In                                   Unrealized
                             to         Exchange    Settlement                 Appreciation
Portfolio                  Deliver         For         Date        Value      (Depreciation)
---------                 --------      ---------   ----------   ----------   --------------
Sales
JPY                       59,668   US$        524     1/29/99     US$   504      US$   20
EUR                           80               94     4/20/99            87             7
EUR                           30               35     4/26/99            32             3
EUR                          165              192     4/26/99           179            13
EUR                           90              105     4/27/99            98             7
EUR                          225              261     4/27/99           243            18
CHF                          135               99     4/29/99            92             7
EUR                          145              167     4/30/99           157            10
SEK                          355               45     5/12/99            43             2
JPY                       11,000               91      6/1/99            93            (2)
CAD                           65               43      6/2/99            43            --
JPY                        5,000               42      6/2/99            42            --
NZD                       85,000               45      6/2/99            46            (1)
GBP                          135              216      6/2/99           218            (2)
GBP                          100              160      6/3/99           161            (1)
JPY                       15,000              123      6/8/99           128            (5)
                                                                              ------------
                                                                                 US$   76
                                                                              ------------
                                                                        NET      US$   46
                                                                              ============

              AUD  --   Australian Dollar
              CAD  --   Canadian Dollar
              CHF  --   Swiss Franc
              DKK  --   Danish Krone
              EUR  --   European Currency Unit
              GBP  --   British Pound
              GRD  --   Greek Drachma
              JPY  --   Japanese Yen
              NZD  --   New Zealand Dollar
              SEK  --   Swedish Krona
              US$  --   U.S. Dollar

4. FUTURES CONTRACTS: At March 31, 1999, the following Portfolios had futures contracts open:

                                                                 Unrealized
                        Number       Aggregate                  Appreciation
                          of        Face Value     Expiration  (Depreciation)
      Portfolio        Contracts       (000)          Date         (000)
      ---------        ---------   -------------   ----------  --------------
Purchases:
 FIXED INCOME
  Municipal Bond
   Index                 1,070      US$  132,245     Jun-99             759

  U.S. Treasury 5 yr.
   Note                    175      US$   19,502     Jun-99              88

  U.S. Treasury Long
   Bond                    593      US$   71,494     Jun-99          (1,120)

 DOMESTIC FIXED
   INCOME
  Municipal Bond
   Index                    18      US$    2,225     Jun-99              13

  U.S. Treasury 5 yr.
   Note                      5       US$     557     Jun-99              --

 FIXED INCOME II
  Municipal Bond
   Index                   105      US$   12,977     Jun-99              74

 LIMITED DURATION
  U.S. Treasury 2 yr.
   Note                    155      US$   32,519     Jun-99             (15)

  U.S. Treasury 5 yr.
   Note                     40      US$    4,458     Jun-99             (21)

 SPECIAL PURPOSE
   FIXED INCOME
  Municipal Bond
   Index                   131      US$   16,191     Jun-99              93

  U.S. Treasury Long
   Bond                    251      US$   30,261     Jun-99            (474)

 MUNICIPAL
  Municipal Bond
   Index                   164      US$   20,269     Jun-99             266

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 Unrealized
                        Number       Aggregate                  Appreciation
                          of        Face Value     Expiration  (Depreciation)
      Portfolio        Contracts       (000)          Date         (000)
      ---------        ---------   -------------   ----------  --------------
 GLOBAL FIXED INCOME
  Japanese Yen 10 yr.
   Bond                      1      JPY    1,096     Jun-99              28

  U.S. Treasury Long
   Bond                     25      US$    3,014     Jun-99             (47)

 INTERNATIONAL FIXED
   INCOME
  Japanese Yen 10 yr.
   Bond                     12     JPY 1,590,000     Jun-99             338

  Italian 10 yr. LIF        61      EUR    6,915     Jun-99             (72)

 INTERMEDIATE
   DURATION
  U.S. Treasury 2 yr.
   Note                     23      US$    4,825     Jun-99              (6)

  U.S. Treasury 5 yr.
   Note                    183      US$   20,393     Jun-99            (122)

  U.S. Treasury 10
   yr. Note                 39      US$    4,473     Jun-99              17

  Municipal Bond
   Index                    28      US$    3,461     Jun-99              20

 BALANCED
  Municipal Bond
   Index                    48      US$    5,933     Jun-99              34

  U.S. Treasury Long
   Bond                    114      US$   13,744     Jun-99            (215)

 MULTI-ASSET CLASS
  U.S. Long Bond             6       US$     723     Jun-99             (11)

  Hang Seng Index           14      JPY    7,627     Apr-99               8

  Euro Future               77      EUR    3,196     Jun-99              86

  IBEX Plus Index           13      EUR    1,260     Apr-99             (77)

  MIB 30 Index              17      EUR    3,112     Jun-99             (25)

  Municipal Bond
   Index                    15      US$    1,854     Jun-99              11

  Nikkei 225 Index          61      JPY  960,750     Jun-99              72

  OMX Index                 81      SEK    5,980     Apr-99              15

  DAX Index                 32      EUR    3,893     Jun-99            (222)

  FTSE 100 Index            29      EUR    1,831     Jun-99              20

 Sales:
 VALUE S&P 500 Index       295      US$   95,381     Jun-99             994

 FIXED INCOME
  90 Day Euro               62      US$   14,664     Jun-99-
                                                     Mar-01            (162)

  U.S. Treasury 2 yr.
   Note                    379      US$   79,513     Jun-99              87

  U.S. Treasury 10
   yr. Note                356      US$   40,829     Jun-99             151

 DOMESTIC FIXED
   INCOME
  U.S. Treasury 2 yr.
   Note                     26      US$    5,455     Jun-99               6

  U.S. Treasury Long
   Bond                     72      US$    8,681     Jun-99              96

 HIGH YIELD
  U.K. Long Gilt            76      GBP   14,390     Jun-99             164

  U.S. Treasury Long
   Bond                    170      US$   20,496     Jun-99             462

 FIXED INCOME II
  U.S. Treasury 5 yr.
   Note                    148      US$   16,493     Jun-99             102

  U.S. Treasury 10
   yr. Note                 10      US$    1,147     Jun-99               7

  U.S. Treasury 10
   yr. Note                 22      US$    2,652     Jun-99               5

                                                                 Unrealized
                        Number       Aggregate                  Appreciation
                          of        Face Value     Expiration  (Depreciation)
      Portfolio        Contracts       (000)          Date         (000)
      ---------        ---------   -------------   ----------  --------------
 MORTGAGE-BACKED
   SECURITIES
  U.S. Treasury Long
   Bond                     21      US$    2,532     Jun-99              (5)

 LIMITED DURATION
  U.S. Treasury 10
   yr. Note                280      US$   32,113     Jun-99             181

  U.S. Treasury Long
   Bond                     23      US$    2,773     Jun-99              63

 SPECIAL PURPOSE
   FIXED INCOME
  U.S. Treasury 10
   yr. Note                 50      US$    5,734     Jun-99              34

 MUNICIPAL
  U.S. Treasury 10
   yr. Note                177      US$   20,300     Jun-99             141

  U.S. Treasury Long
   Bond                    213      US$   25,680     Jun-99             446

 GLOBAL FIXED INCOME
  U.S. Treasury 5 yr.
   Note                     45      US$    5,015     Jun-99              31

  U.S. Treasury 10
   yr. Note                 49      US$    5,620     Jun-99              47

 INTERNATIONAL FIXED
   INCOME
  U.S. Treasury 10
   yr. Note                 23      US$    2,638     Jun-99              23

INTERMEDIATE
   DURATION
  U.S. Treasury Long
   Bond                    144      US$   17,361     Jun-99             347

 MULTI-MARKET FIXED
   INCOME
  U.K. Long Guilt            1       GBP     189     Jun-99               2

  U.S. Treasury 2 yr.
   Note                     30      US$    6,294     Jun-99               7

  U.S. Treasury 5 yr.
   Note                     20      US$    2,229     Jun-99              14

  U.S. Treasury Long
   Bond                     10      US$    1,206     Jun-99               2

 BALANCED
  U.S. Treasury 5 yr.
   Note                     10      US$    1,114     Jun-99              (7)

  U.S. Treasury 10
   yr. Note                 47      US$    5,390     Jun-99              24

 MULTI-ASSET CLASS
  U.S. Treasury 10
   yr. Note                 17      US$    1,950     Jun-99              11

              EUR  --   Euro
              GBP  --   British Pound
              JPY  --   Japanese Yen
              SEK  --   Swedish Krona
              US$  --   U.S. Dollar

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

5. SWAP AGREEMENTS: At March 31, 1999, the following Portfolios had open Interest Rate Swap Agreements:

                                                   Unrealized
  Notional                                        Appreciation
   Amount                                        (Depreciation)
   (000)                  Description                (000)
---------------------------------------------------------------
FIXED INCOME
    $150,000    Agreement with Bankers Trust
                Company terminating July 21,
                1999 to pay 1 month LIBOR
                monthly and to receive fixed
                rate at 6.12% semiannually.           $732
     $51,000    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.04% semiannually.            115
     $50,000    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.            328
     $11,000    Agreement with Bankers Trust
                Company terminating August 28,
                2008 to pay 3 month LIBOR
                monthly and to receive fixed
                rate at 6.03% semiannually.             20
     $19,000    Agreement with Bankers Trust
                Company terminating September
                17, 2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 5.64% semiannually.           (504)
     $31,000    Agreement with Bankers Trust
                Company terminating September
                21, 2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 5.59% semiannually.           (937)
                                                 ---------
                                                     $(246)
                                                 =========
DOMESTIC FIXED INCOME
      $5,000    Agreement with Bankers Trust
                Company terminating July 21,
                1999 to pay 1 month LIBOR
                monthly and to receive fixed
                rate at 6.12% semiannually.            $24
         900    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.04% semiannually.              2

                                                   Unrealized
  Notional                                        Appreciation
   Amount                                        (Depreciation)
   (000)                  Description                (000)
---------------------------------------------------------------
       1,500    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.            $10
                                                  --------
                                                       $36
                                                  ========
FIXED INCOME II
     $11,000    Agreement with Bankers Trust
                Company terminating July 21,
                1999 to pay 1 month LIBOR
                monthly and to receive fixed
                rate at 6.12% semiannually.            $54
      $4,300    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.04% semiannually.              9
      $7,300    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.             48
                                                 ---------
                                                      $111
                                                 =========
LIMITED DURATION
      $2,800    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.04% semiannually.             $6
      $2,300    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.             15
                                                  --------
                                                       $21
                                                  ========
SPECIAL PURPOSE FIXED INCOME
     $25,000    Agreement with Bankers Trust
                Company terminating July 21,
                1999 to pay 1 month LIBOR
                monthly and to receive fixed
                rate at 6.12% semiannually.           $122
      $6,000    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                monthly and to receive fixed
                rate at 6.04% semiannually.             13

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


                                                   Unrealized
  Notional                                        Appreciation
   Amount                                        (Depreciation)
   (000)                  Description                (000)
---------------------------------------------------------------
      $5,100    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.            $34
                                                 ---------
                                                      $169
                                                 =========
GLOBAL FIXED INCOME
        $300    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.04% semiannually.             $1
        $400    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.              2
                                                   -------
                                                        $3
                                                   =======
INTERMEDIATE DURATION
      $1,400    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                monthly and to receive fixed
                rate at 6.04% semiannually.             $3
      $2,500    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.             17
                                                  --------
                                                       $20
                                                  ========
MULTI-MARKET FIXED INCOME
      $1,000    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.04% semiannually.             $3
        $800    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.              5
                                                   -------
                                                        $8
                                                   =======


                                                   Unrealized
  Notional                                        Appreciation
   Amount                                        (Depreciation)
   (000)                  Description                (000)
---------------------------------------------------------------
BALANCED
      $7,000    Agreement with Bankers Trust
                Company terminating July 21,
                1999 to pay 1 month LIBOR
                monthly and to receive fixed
                rate at 6.12% semiannually.            $34
      $2,200    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                monthly and to receive fixed
                rate at 6.04% semiannually.              5
      $1,850    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.             12
                                                  --------
                                                       $51
                                                  ========
MULTI-ASSET-CLASS
      $1,500    Agreement with Bankers Trust
                Company terminating July 21,
                1999 to pay 1 month LIBOR
                monthly and to receive fixed
                rate at 6.12% semiannually.             $7
        $700    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.04% semiannually.              2
        $550    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.              4
                                                  --------
                                                       $13
                                                  ========

LIBOR -- London Interbank Offer Rate

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

H. CAPITAL LOSS CARRY FORWARD. At March 31, 1999, the following Portfolios had available for Federal income tax purposes unused capital losses, all of which will expire on the indicated dates:

                                Expiration Date
                                 September 30,
                                     (000)
                                ---------------
         Portfolio               2003     2004
         ---------              ------    -----
Mortgage-Backed Securities      $1,753    $  --
Limited Duration                 3,735      172
Municipal                           --       73

I. IN-KIND TRANSACTIONS. For the six months ended March 31, 1999, the following Portfolios realized gains (losses) from in-kind redemptions of approximately:

              Portfolio                  (000)
              ---------                 -------
Value                                   $   990
Fixed Income                               (258)
International Fixed Income                 (640)

J. SECURITIES LENDING. Certain Portfolios loan securities to certain brokers and receive security lending fees. Security lending fees are included as expense offsets in the Statement of Operations. Fees greater than custodian expenses are included in interest income. During the six months ended March 31, 1999, the following Portfolios had security lending fees totaling:

                                            Fees
              Portfolio                     (000)
              ---------                 -------------
Value                                       $ 87
Equity                                        58
Mid Cap Growth                               268
Fixed Income                                 364
Domestic Fixed Income                          4
Fixed Income II                               21
Special Purpose Fixed Income                  11
Balanced                                      23

Portfolios that lend securities receive securities issued or guaranteed by the U.S. Government or its agencies, cash or letters of credit as collateral in an amount at least equal to 100% of the current market value of loaned securities. The value of loaned securities and related collateral outstanding at March 31, 1999, were as follows:

                            Value of       Value
                             Loaned          of
                           Securities    Collateral
        Portfolio            (000)         (000)
        ---------          ----------    ----------
Value                       $101,132      $105,659
Equity                        60,505        62,008
Mid Cap Growth               114,705       116,837
Fixed Income                 321,871       327,958
Domestic Fixed Income          9,502         9,700
Fixed Income II               52,252        53,322
Special Purpose Fixed
  Income                      24,980        25,506
Balanced                      24,602        25,095

Custodian fees appearing in the Statement of Operations have been adjusted to include expense offsets for custodian balance credits and security lending fees totaling $354,000 and $177,000 respectively, for the six months ended March 31, 1999.

K. OTHER. At March 31, 1999, the High Yield Portfolio's net assets were substantially comprised of high yield fixed income securities. The financial condition of an issuer of these securities and general economic and industry specific conditions may affect the issuer's ability to make payments of income and principal on these securities.

A portion of the securities of the Municipal Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At March 31, 1999, approximately 74.7% of the net assets of the Municipal Portfolio are covered by such insurance. Listed below are the insurers that insure obligations constituting more than 10% of the Portfolios' net assets:

                                        Municipal
                                        ---------
AMBAC                                     16.3%
FGIC                                      17.9
FSA                                       24.9
MBIA                                      14.6

At March 31, 1999, the Fund had Portfolios with otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

These Portfolios and the aggregate percentage of such owners was as follows:

                                     Percentage
                                    of Ownership
                        ------------------------------------
                        Institutional   Investment   Adviser
      Portfolios            Class         Class       Class
      ----------        -------------   ----------   -------
Value                       20.1%          41.5%       70.6%
Equity                        --           99.9        94.4
Small Cap Value             10.5             --        95.4
Mid Cap Growth              36.8             --        86.3
Mid Cap Value               11.4           69.5        95.4
Small Cap Growth            44.6             --          --
Fixed Income                  --           45.1        74.4
Domestic Fixed Income       52.3             --       100.0
High Yield                    --           89.6        77.8
Cash Reserves               44.2             --          --
Fixed Income II             29.3             --          --
Mortgage-Backed
  Securities                88.6             --          --
Limited Duration            24.0             --          --
Special Purpose Fixed
  Income                      --             --          --
Municipal                   26.5             --          --
Global Fixed Income         64.6             --          --
International Fixed
  Income                    45.2             --          --
Intermediate Duration       52.6             --          --
Multi-Market Fixed
  Income                    82.2             --          --
Balanced                    29.3           91.1        93.8
Multi-Asset-Class           33.3           94.6          --

L. REORGANIZATION. On July 20, 1998, certain MAS Funds, as listed below (each an "Acquiring Fund"), acquired substantially all of the assets and liabilities of certain Portfolios of the Morgan Stanley Institutional Fund, Inc. ("MSIF"), also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Directors and shareholders of the Acquired Funds. The net assets of the MSIF Small Cap Value Equity Portfolio Class A shares and Class B shares were exchanged for 1,981,041 Institutional Class shares and 324,731 Adviser Class shares, respectively, of the MAS Mid Cap Value Portfolio. The net assets of the MSIF Balanced Portfolio Class A shares and Class B shares were exchanged for 334,315 Institutional Class shares and 16,324 Adviser Class shares, respectively, of the MAS Balanced Portfolio. Net assets as of the reorganization date were as follows:

                               Total                  Total Net
                                Net      Total Net    Assets of      Acquired
                             Assets of   Assets of    Acquiring        Fund
                             Acquired    Acquiring   Fund After     Unrealized
Acquiring      Acquired        Fund        Fund      Acquisition   Appreciation
  Fund           Fund          (000)       (000)        (000)         (000)
---------   --------------   ---------   ---------   -----------   ------------
Mid Cap     MSIF Small Cap
Value       Value Equity      $50,312    $500,983     $551,295        $5,387
Balanced    MSIF Balanced       5,179     456,995      462,174           586

On December 4, 1998, the Municipal Portfolio, as listed below ("Acquiring Fund"), acquired substantially all of the assets and liabilities of the PA Municipal Portfolio, also listed below ("Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Trustees' and shareholders of the Acquired Fund. The net assets of the PA Municipal Portfolio Institutional Class shares were exchanged for 1,898,026 Institutional Class shares of the Municipal Portfolio. Net assets as of the reorganization date were as follows:

                         Total                     Total Net
                          Net        Total Net     Assets of       Acquired
                       Assets of     Assets of     Acquiring         Fund
Acquiring  Acquired    Acquired      Acquiring     Fund After     Unrealized
  Fund       Fund        Fund          Fund       Acquisition    Appreciation
---------  ---------  -----------   -----------   ------------   ------------
Municipal  PA         $22,605,495   $85,020,241   $107,625,736    $1,659,412
           Municipal

M. SUBSEQUENT EVENTS: On January 20, 1999, the management of MAS Funds voted to liquidate the Emerging Markets Value and International Equity

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Portfolios effective March 26, 1999. On February 25, 1999, the Trustees of the MAS Funds approved a proposal by the Fund's management to liquidate the Mortgage-Backed Securities Portfolio effective April 29, 1999.

On April 30, 1999, shareholders of the Cash Reserves Portfolio approved a sub-advisory agreement between MAS and Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors began managing the Portfolio pursuant to this agreement on May 3, 1999.

--------------------------------------------------------------------------------

MAS FUNDS TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

The following is a list of the Trustees and the principal executive officers of the Fund and a brief statement of their present positions and principal occupations during the past five years:

THOMAS L. BENNETT, CFA*
Chairman of the Board of Trustees; Managing Director, Morgan Stanley Dean Witter & Co. ("MSDW"); Portfolio Manager and member of the Executive Committee, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.; formerly Director, Morgan Stanley Universal Funds, Inc.

THOMAS P. GERRITY
Trustee; Dean and Reliance Professor of Management and Private Enterprise, Wharton School of Business, University of Pennsylvania; Director, Digital Equipment Corporation; Director, Sun Company, Inc.; Director, Fannie Mae; Director, Reliance Group Holdings; Director, CVS Corporation; Director, IKON Office Solutions, Inc.; Director, Knight-Ridder, Inc.; formerly Director, Union Carbide Corporation.

JOSEPH P. HEALY
Trustee; Headmaster, Ethical Culture Fieldston School; Trustee, Springside School; formerly Headmaster, Haverford School; Dean, Hobart College; Associate Dean, William & Mary College.

JOSEPH J. KEARNS
Trustee; Investment Consultant; Chief Financial Officer, The J. Paul Getty Trust; Director, Electro Rent Corporation; Trustee, Southern California Edison Nuclear Decommissioning Trust; Director, The Ford Family Foundation.

VINCENT R. MCLEAN
Trustee; Director, Legal and General America, Inc.; Director, William Penn Life Insurance Company of New York; formerly Executive Vice President, Chief Financial Officer, Director and Member of the Executive Committee of Sperry Corporation (now part of Unisys Corporation).

C. OSCAR MORONG, JR.
Trustee; Managing Director, Morong Capital Management; Director, Ministers and Missionaries Benefit Board of American Baptist Churches, The Indonesia Fund, The Landmark Funds; formerly Senior Vice President and Investment Manager for CREF, TIAA-CREF Investment Management, Inc.

JAMES D. SCHMID
President, MAS Funds; Principal, MSDW; Head of Mutual Funds, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.

LORRAINE TRUTEN, CFA
Vice-President, MAS Funds; Principal, MSDW; Head of Mutual Fund Services, Miller Anderson & Sherrerd, LLP; President, MAS Fund Distribution, Inc.

JAMES A. GALLO
Treasurer, MAS Funds; Vice-President, MSDW; Head of Fund Administration, Miller Anderson & Sherrerd, LLP; formerly Manager, Investment Accounting and then Vice President and Director of Investment Accounting, PFPC, Inc.

JOHN H. GRADY, JR.
Secretary, MAS Funds; Partner, Morgan, Lewis & Bockius, LLP.

RICHARD J. SHOCH
Assistant Secretary, MAS Funds; Vice President, MSDW; Fund Compliance Officer, Miller Anderson & Sherrerd, LLP; formerly Fund Legal Administrator and then Counsel, Vice President and Assistant Secretary, SEI Corporation.

*Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.

MAS Fund Distribution, Inc. serves as General Distribution Agent for MAS Funds.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MILLER ANDERSON & SHERRERD, LLP               Investment Adviser: (610) 940-5000
One Tower Bridge,                                      MAS Funds: (800) 354-8185
West Conshohocken, PA 19428-2899



   MAS
---------
MAS FUNDS






Printed in U.S.A.

This Report has been prepared for
shareholders and may be distributed to
others only if preceded or accompanied by a current prospectus.